UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE
COMMON STOCKS - 96.7%

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.4%
2,200,000		Hang Lung Properties Ltd	$6,784,430
		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	6,784,430

DIVERSIFIED REITS - 9.1%
850,000	*	American Realty Capital Properties, Inc	10,650,500
550,000		Excel Trust, Inc	7,331,500
2,800,000		Mexico Real Estate Management S.A. de C.V.	5,803,523
675,000		Retail Opportunities Investment Corp	10,617,750
2,700,000		Spirit Realty Capital, Inc	30,672,000
500,000		Vornado Realty Trust	53,365,000
400,000		WP Carey, Inc	25,760,000
		TOTAL DIVERSIFIED REITS	144,200,273

FOREST PRODUCTS - 1.1%
1,150,000	*	Louisiana-Pacific Corp	17,273,000
		TOTAL FOREST PRODUCTS	17,273,000

HOMEBUILDING - 0.9%
400,000		DR Horton, Inc	9,832,000
175,000	*	Taylor Morrison Home Corp	3,923,500
		TOTAL HOMEBUILDING	13,755,500

HOTELS, RESORTS & CRUISE LINES - 1.2%
375,000		Extended Stay America, Inc	8,685,000
650,000	*	Orient-Express Hotels Ltd	9,451,000
		TOTAL HOTELS, RESORTS & CRUISE LINES	18,136,000

INDUSTRIAL REITS - 7.8%
240,000		EastGroup Properties, Inc	15,415,200
525,000		First Industrial Realty Trust, Inc	9,891,000
1,750,000		Prologis, Inc	71,907,500
600,000		STAG Industrial, Inc	14,406,000
600,000		Terreno Realty Corp	11,598,000
		TOTAL INDUSTRIAL REITS	123,217,700

MORTGAGE REITS - 2.9%
200,000		Blackstone Mortgage Trust, Inc	5,800,000
1,300,000		Gramercy Property Trust, Inc	7,865,000
1,400,000		NorthStar Realty Finance Corp	24,332,000
300,000		Starwood Property Trust, Inc	7,131,000
		TOTAL MORTGAGE REITS	45,128,000
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
OFFICE REITS - 11.8%
500,000		Boston Properties, Inc	$59,090,000
800,000		Brandywine Realty Trust	12,480,000
200,000		Digital Realty Trust, Inc	11,664,000
300,000		Douglas Emmett, Inc	8,466,000
275,000		Hudson Pacific Properties	6,968,500
275,000		Kilroy Realty Corp	17,127,000
1,300,000		Parkway Properties, Inc	26,845,000
400,000		SL Green Realty Corp	43,764,000
		TOTAL OFFICE REITS	186,404,500

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,b,m	People’s Choice Financial Corp	0
		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE SERVICES - 1.6%
200,000	*	CBRE Group, Inc	6,408,000
675,000		Kennedy-Wilson Holdings, Inc	18,103,500
		TOTAL REAL ESTATE SERVICES	24,511,500

RESIDENTIAL REITS - 17.6%
700,000		Apartment Investment & Management Co (Class A)	22,589,000
450,000		AvalonBay Communities, Inc	63,985,500
400,000		Camden Property Trust	28,460,000
1,450,000		Education Realty Trust, Inc	15,573,000
400,000		Equity Lifestyle Properties, Inc	17,664,000
875,000		Equity Residential	55,125,000
240,000		Essex Property Trust, Inc	44,378,400
300,000		Post Properties, Inc	16,038,000
300,000		Sun Communities, Inc	14,952,000
		TOTAL RESIDENTIAL REITS	278,764,900

RETAIL REITS - 19.5%
375,000		Acadia Realty Trust	10,533,750
475,000		Equity One, Inc	11,205,250
225,000		Federal Realty Investment Trust	27,207,000
2,150,000		General Growth Properties, Inc	50,654,000
600,000		Regency Centers Corp	33,408,000
1,000,000		Simon Property Group, Inc	166,280,000
500,000	*	Washington Prime Group, Inc	9,370,000
		TOTAL RETAIL REITS	308,658,000

SPECIALIZED REITS - 22.8%
500,000		American Tower Corp	44,990,000
950,000		CubeSmart	17,404,000
700,000		DiamondRock Hospitality Co	8,974,000
400,000		Extra Space Storage, Inc	21,300,000
350,000		HCP, Inc	14,483,000
400,000		Health Care REIT, Inc	25,068,000
550,000		Healthcare Realty Trust, Inc	13,981,000
1,000,000		Healthcare Trust of America, Inc	12,040,000
1,000,000		Host Marriott Corp	22,010,000

2

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
325,000		Potlatch Corp	$13,455,000
250,000		Public Storage, Inc	42,837,500
750,000		RLJ Lodging Trust	21,667,500
2,250,000	*	Strategic Hotels & Resorts, Inc	26,347,500
1,650,000		Sunstone Hotel Investors, Inc	24,634,500
850,000		Ventas, Inc	54,485,000
		TOTAL SPECIALIZED REITS	363,677,000

		TOTAL COMMON STOCKS	1,530,510,803
		(Cost $1,214,644,944)

		TOTAL INVESTMENTS - 96.7%	1,530,510,803
		(Cost $1,214,644,944)
		OTHER ASSETS & LIABILITIES, NET - 3.3%	52,509,843
		NET ASSETS - 100.0%	$1,583,020,646

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.6%

CAPITAL GOODS - 0.0%
$750,000	i	Gates Global LLC	4.250%	06/12/21	$747,308
		TOTAL CAPITAL GOODS			747,308

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,521,188	i	Capital Safety North America	4.000	03/29/21	1,511,041
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,511,041

CONSUMER DURABLES & APPAREL - 0.1%
1,600,000	i	Libbey Glass, Inc	3.750	04/09/21	1,598,000
900,000	i	Otter Products LLC	5.750	05/30/20	891,567
		TOTAL CONSUMER DURABLES & APPAREL			2,489,567

CONSUMER SERVICES - 0.0%
900,000	h,i	Spin Holdco, Inc	4.250	11/14/19	900,162
		TOTAL CONSUMER SERVICES			900,162

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
900,000	h,i	Capsugel Holdings US, Inc	3.500	08/01/18	897,876
300,000	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	301,227
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,199,103

MATERIALS - 0.1%
960,000	i	Minerals Technologies, Inc	4.000	05/07/21	963,600
1,800,000	i	Signode Industrial Group US, Inc	4.000	05/01/21	1,793,808
		TOTAL MATERIALS			2,757,408

MEDIA - 0.0%
675,030	i	CSC Holdings LLC	2.650	04/17/20	666,977
740,625	i	Univision Communications, Inc	4.000	03/01/20	740,114
		TOTAL MEDIA			1,407,091

RETAILING - 0.0%
715,000	h,i	Stater Bros Markets	4.750	05/12/21	718,575
		TOTAL RETAILING			718,575

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,500,000	i	Avago Technologies Ltd	3.750	05/06/21	1,504,155
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,504,155

SOFTWARE & SERVICES - 0.0%
400,000	h,i	P2 Lower Acquisition LLC	5.500	10/22/20	400,500
		TOTAL SOFTWARE & SERVICES			400,500
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 0.1%
$1,108,125	i	Windstream Corp	3.500%	01/23/20	$1,105,355
		TOTAL TELECOMMUNICATION SERVICES			1,105,355

UTILITIES - 0.1%
1,400,000	i	Evergreen Skills Lux S.a.r.l.	7.750	04/28/22	1,388,632
		TOTAL UTILITIES			1,388,632

		TOTAL BANK LOAN OBLIGATIONS			16,128,897
		(Cost $16,120,352)

BONDS - 93.5%

CORPORATE BONDS - 35.7%

AUTOMOBILES & COMPONENTS - 0.2%
375,000		Chrysler Group LLC	8.000	06/15/19	407,344
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	765,861
2,950,000		Johnson Controls, Inc	4.625	07/02/44	2,952,330
1,750,000		Magna International, Inc	3.625	06/15/24	1,764,156
		TOTAL AUTOMOBILES & COMPONENTS			5,889,691

BANKS - 4.0%
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,026,250
600,000	g	Banco del Estado de Chile	3.875	02/08/22	604,390
900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	913,500
1,635,000		Bancolombia S.A.	5.950	06/03/21	1,802,587
1,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	1,003,590
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,058,294
650,000		BB&T Corp	2.050	06/19/18	657,154
3,750,000		BDO Unibank, Inc	4.500	02/16/17	3,942,187
1,000,000	g	Caixa Economica Federal	2.375	11/06/17	977,500
1,500,000	g	Caixa Economica Federal	4.500	10/03/18	1,539,375
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,060,786
1,615,000		Citigroup, Inc	5.000	09/15/14	1,629,299
2,050,000		Citigroup, Inc	1.300	11/15/16	2,052,644
5,600,000		Citigroup, Inc	2.550	04/08/19	5,643,792
2,775,000		Citigroup, Inc	3.500	05/15/23	2,701,313
1,500,000		Citigroup, Inc	3.875	10/25/23	1,536,390
1,300,000		Citigroup, Inc	3.750	06/16/24	1,303,630
2,125,000		Citigroup, Inc	5.300	05/06/44	2,216,477
900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	902,912
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	381,235
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,321,181
3,400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	3,917,987
775,000	g,i	Credit Agricole S.A.	7.875	12/30/49	846,688
3,355,000		Deutsche Bank AG.	3.700	05/30/24	3,356,020
2,625,000		Fifth Third Bancorp	2.375	04/25/19	2,659,088
1,450,000	g	HSBC Bank plc	1.500	05/15/18	1,438,655
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,428,743
550,000		HSBC Holdings plc	4.000	03/30/22	585,142

5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,450,000		HSBC Holdings plc	4.250%	03/14/24	$2,521,359
675,000		HSBC Holdings plc	6.500	09/15/37	832,312
1,050,000		HSBC Holdings plc	5.250	03/14/44	1,124,340
1,450,000		HSBC USA, Inc	2.250	06/23/19	1,454,781
1,215,000	g	Hutchison Whampoa International 12 II Ltd	3.250	11/08/22	1,192,790
895,000		JPMorgan Chase & Co	5.125	09/15/14	903,488
4,625,000		JPMorgan Chase & Co	4.850	02/01/44	4,904,008
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	719,063
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	905,689
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,017,449
2,950,000	g	PKO Finance AB	4.630	09/26/22	3,068,000
2,075,000		PNC Bank NA	2.200	01/28/19	2,095,439
2,425,000		PNC Bank NA	2.250	07/02/19	2,437,942
1,750,000		PNC Bank NA	2.700	11/01/22	1,686,930
3,050,000		PNC Bank NA	2.950	01/30/23	2,985,087
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,528,493
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,121,146
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,246,578
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	575,456
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,048,052
1,075,000		SunTrust Bank	2.750	05/01/23	1,031,929
310,000		Toronto-Dominion Bank	2.500	07/14/16	321,060
850,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	856,375
525,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	524,528
400,000	g	Turkiye Is Bankasi	3.750	10/10/18	393,200
1,000,000	g	Turkiye Is Bankasi	5.000	06/25/21	992,591
1,750,000		Union Bank NA	2.125	06/16/17	1,788,904
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,598,276
2,500,000		US Bancorp	1.650	05/15/17	2,538,168
950,000		US Bancorp	2.950	07/15/22	935,538
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,204,000
2,150,000		Westpac Banking Corp	2.250	01/17/19	2,176,054
1,800,000	g	Zenith Bank plc	6.250	04/22/19	1,793,340
		TOTAL BANKS			101,029,174

CAPITAL GOODS - 1.0%
413,000	g	Alpek S.A. de C.V.	5.375	08/08/23	429,520
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,160,488
1,250,000	g	EADS Finance BV	2.700	04/17/23	1,203,716
675,000		Eaton Corp	4.000	11/02/32	675,430
4,650,000		John Deere Capital Corp	1.950	03/04/19	4,652,088
716,953	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	763,554
725,000	g	Schaeffler Finance BV	4.750	05/15/21	746,750
3,700,000	g	Seagate HDD Cayman	4.750	06/01/23	3,727,750
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,680,860
845,000	g	Sealed Air Corp	5.250	04/01/23	857,675
2,290,000	g	Stena AB	7.000	02/01/24	2,438,850
1,000,000	g	TSMC Global Ltd	1.625	04/03/18	985,439
1,975,000		United Technologies Corp	1.800	06/01/17	2,017,263
1,050,000		United Technologies Corp	4.500	06/01/42	1,099,732
		TOTAL CAPITAL GOODS			24,439,115
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
$250,000		ADT Corp	6.250%	10/15/21	$265,000
1,425,000		Air Lease Corp	3.875	04/01/21	1,453,500
1,495,000		Republic Services, Inc	3.800	05/15/18	1,601,637
2,400,000		Republic Services, Inc	3.550	06/01/22	2,481,005
475,000	g	Time, Inc	5.750	04/15/22	479,750
1,500,000		Waste Management, Inc	2.600	09/01/16	1,551,934
2,800,000		Waste Management, Inc	2.900	09/15/22	2,742,533
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			10,575,359

CONSUMER DURABLES & APPAREL - 0.2%
1,475,000		DR Horton, Inc	5.750	08/15/23	1,585,625
300,000		DR Horton, Inc	3.625	02/15/18	307,125
1,200,000		DR Horton, Inc	3.750	03/01/19	1,206,000
2,000,000		PVH Corp	4.500	12/15/22	1,970,000
500,000		Whirlpool Corp	3.700	03/01/23	504,936
		TOTAL CONSUMER DURABLES & APPAREL			5,573,686

CONSUMER SERVICES - 0.3%
900,000		Ameristar Casinos, Inc	7.500	04/15/21	969,750
775,000		ARAMARK Corp	5.750	03/15/20	819,562
425,000	g	GLP Capital LP	4.375	11/01/18	438,813
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,837,950
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,350,765
1,000,000		Walt Disney Co	0.450	12/01/15	1,000,994
		TOTAL CONSUMER SERVICES			6,417,834

DIVERSIFIED FINANCIALS - 5.1%
1,190,000	g	Abbey National Treasury Services plc	3.875	11/10/14	1,204,610
750,000		Abbey National Treasury Services plc	4.000	04/27/16	790,807
1,000,000	g	Ajecorp BV	6.500	05/14/22	920,000
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,718,259
1,575,000		American Express Co	2.650	12/02/22	1,535,860
4,975,000		American Express Credit Corp	1.300	07/29/16	5,016,382
4,750,000		American Express Credit Corp	2.125	07/27/18	4,826,275
10,750,000	g,i	Armor Re Ltd	4.020	12/15/16	10,573,700
1,690,000		Bank of America Corp	5.300	03/15/17	1,858,721
1,125,000		Bank of America Corp	6.000	09/01/17	1,270,953
4,500,000		Bank of America Corp	2.650	04/01/19	4,561,200
6,700,000		Bank of America Corp	4.100	07/24/23	6,953,709
1,000,000		Bank of America Corp	4.000	04/01/24	1,020,531
2,000,000		Bank of America Corp	5.000	01/21/44	2,121,886
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,256,314
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,226,028
580,000		Bank of New York Mellon Corp	5.450	05/15/19	668,324
1,000,000	g	BBVA Bancomer S.A.	4.375	04/10/24	1,018,750
1,125,000		BlackRock, Inc	3.500	12/10/14	1,141,215
1,400,000		BlackRock, Inc	4.250	05/24/21	1,535,964
825,000		Capital One Financial Corp	1.000	11/06/15	827,262
1,500,000	g	Comcel Trust	6.875	02/06/24	1,620,000
1,475,000		Credit Suisse	2.300	05/28/19	1,477,369
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,718,298
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000		Ford Motor Credit Co LLC	3.000%	06/12/17	$2,608,125
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	920,891
9,500,000		General Electric Capital Corp	2.300	01/14/19	9,691,178
2,425,000		General Electric Capital Corp	3.100	01/09/23	2,405,964
810,000		General Electric Capital Corp	6.875	01/10/39	1,088,055
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	4,047,952
3,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	3,547,572
3,500,000		Goldman Sachs Group, Inc	3.625	01/22/23	3,515,053
1,450,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,476,040
1,500,000	h	Goldman Sachs Group, Inc	3.850	07/08/24	1,498,020
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	157,643
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	403,016
1,225,000	h	Goldman Sachs Group, Inc	4.800	07/08/44	1,219,022
448,000	g	Hyundai Capital America, Inc	3.750	04/06/16	468,859
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	637,872
400,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	420,824
525,000		Icahn Enterprises LP	4.875	03/15/19	540,750
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	308,061
575,000	g	International Lease Finance Corp	6.500	09/01/14	579,312
4,850,000		International Lease Finance Corp	5.875	08/15/22	5,298,625
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,192,289
350,000		Legg Mason, Inc	2.700	07/15/19	352,461
475,000		Legg Mason, Inc	3.950	07/15/24	479,461
3,600,000		Morgan Stanley	1.750	02/25/16	3,651,127
400,000		Morgan Stanley	3.750	02/25/23	406,912
1,075,000		Morgan Stanley	3.875	04/29/24	1,088,029
2,000,000		Morgan Stanley	6.375	07/24/42	2,537,686
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	761,176
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,508,460
1,000,000	g	Odebrecht Finance Ltd	5.250	06/27/29	995,500
575,000	g	Rio Oil Finance Trust	6.250	07/06/24	603,934
900,000	g	SUAM Finance BV	4.875	04/17/24	918,000
1,700,000	g	Temasek Financial I Ltd	2.375	01/23/23	1,626,031
1,025,000		Toyota Motor Credit Corp	1.250	10/05/17	1,024,293
1,400,000	g	UBS AG.	1.875	01/23/15	1,411,858
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,521,706
325,000		Waha Aerospace BV	3.925	07/28/20	345,260
601,250	g	Waha Aerospace BV	3.925	07/28/20	638,732
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,702,443
2,300,000		Wells Fargo & Co	4.100	06/03/26	2,328,978
		TOTAL DIVERSIFIED FINANCIALS			126,789,587

ENERGY - 3.5%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,412,135
365,000		Anadarko Petroleum Corp	6.950	06/15/19	446,705
625,000		Apache Corp	1.750	04/15/17	636,075
1,320,000		Apache Corp	4.750	04/15/43	1,383,338
3,375,000		Ashland, Inc	3.875	04/15/18	3,472,031
1,500,000		Ashland, Inc	4.750	08/15/22	1,507,500
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,021,617
795,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	810,900
1,475,000		Canadian Natural Resources Ltd	3.800	04/15/24	1,520,449
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	i	Chesapeake Energy Corp	3.479%	04/15/19	$505,625
3,500,000		Chevron Corp	2.355	12/05/22	3,364,424
1,540,000		Cimarex Energy Co	5.875	05/01/22	1,701,700
1,875,000		Concho Resources, Inc	5.500	04/01/23	2,015,625
350,000	g	CONSOL Energy, Inc	5.875	04/15/22	366,625
2,875,000		Devon Energy Corp	1.875	05/15/17	2,924,666
725,000		Devon Energy Corp	4.750	05/15/42	753,356
600,000		Ecopetrol S.A.	5.875	05/28/45	620,568
2,875,000	g	EDC Finance Ltd	4.875	04/17/20	2,810,312
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,128,440
480,000		Enbridge Energy Partners LP	5.200	03/15/20	536,028
335,000		Enterprise Products Operating LLC	5.600	10/15/14	339,954
170,000		Enterprise Products Operating LLC	5.000	03/01/15	175,119
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,601,182
675,000		EOG Resources, Inc	2.625	03/15/23	651,399
1,425,000	g	Exterran Partners	6.000	10/01/22	1,446,375
1,295,000		Hess Corp	5.600	02/15/41	1,505,810
1,350,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,126,575
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,253,144
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,326,000
1,400,000		Noble Energy, Inc	5.250	11/15/43	1,543,374
500,000		Noble Holding International Ltd	3.450	08/01/15	514,255
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,456,134
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,843,668
700,000	g	Oleoducto Central SA	4.000	05/07/21	700,000
2,150,000	g	ONE Gas, Inc	2.070	02/01/19	2,151,888
700,000	g	ONE Gas, Inc	3.610	02/01/24	723,734
1,475,000	g	ONE Gas, Inc	4.658	02/01/44	1,588,827
1,400,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	1,459,500
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	411,537
1,500,000	g	Pertamina PT	5.250	05/23/21	1,545,000
1,350,000	i	Petrobras Global Finance BV	1.849	05/20/16	1,351,674
1,375,000		Petrobras Global Finance BV	3.250	03/17/17	1,409,774
1,000,000	i	Petrobras Global Finance BV	2.367	01/15/19	995,000
500,000		Petrobras Global Finance BV	6.250	03/17/24	532,200
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,690,922
300,000		Petrobras International Finance Co	3.500	02/06/17	307,950
925,000		Petroleos Mexicanos	4.875	03/15/15	950,900
1,875,000		Petroleos Mexicanos	3.500	07/18/18	1,970,625
170,000		Petroleos Mexicanos	8.000	05/03/19	210,630
450,000		Petroleos Mexicanos	5.500	06/27/44	468,450
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,653,613
1,400,000		Phillips 66	1.950	03/05/15	1,414,010
2,500,000		Plains Exploration & Production Co	6.500	11/15/20	2,790,625
625,000		Precision Drilling Corp	6.500	12/15/21	679,688
1,500,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,566,684
530,000		Regency Energy Partners LP	5.875	03/01/22	575,713
900,000		Shell International Finance BV	4.550	08/12/43	947,960
1,000,000		Southwestern Energy Co	4.100	03/15/22	1,059,832
415,000		Statoil ASA	2.900	10/15/14	418,094
675,000		Statoil ASA	1.200	01/17/18	670,127
1,700,000		Statoil ASA	2.450	01/17/23	1,631,755
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,325,000		Statoil ASA	4.250%	11/23/41	$1,335,731
1,325,000		Total Capital Canada Ltd	1.450	01/15/18	1,325,468
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,031,986
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,149,385
660,000		TransCanada PipeLines Ltd	5.850	03/15/36	788,752
700,000		Vale Overseas Ltd	4.375	01/11/22	718,690
480,000		Vale Overseas Ltd	6.875	11/21/36	531,379
515,000		Valero Energy Corp	4.500	02/01/15	526,852
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,601,250
		TOTAL ENERGY			88,607,313

FOOD & STAPLES RETAILING - 0.2%
500,000		CVS Caremark Corp	3.250	05/18/15	512,743
1,375,000		CVS Caremark Corp	4.000	12/05/23	1,438,891
950,000		CVS Caremark Corp	5.300	12/05/43	1,073,943
2,500,000		Ingles Markets, Inc	5.750	06/15/23	2,537,500
		TOTAL FOOD & STAPLES RETAILING			5,563,077

FOOD, BEVERAGE & TOBACCO - 0.8%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,592,567
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,508,410
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,389,442
325,000		Campbell Soup Co	2.500	08/02/22	305,779
1,225,000		Coca-Cola Co	3.200	11/01/23	1,238,196
350,000	g	Corp Lindley S.A.	6.750	11/23/21	386,750
1,600,000		Diageo Capital plc	2.625	04/29/23	1,533,787
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,060,849
650,000		General Mills, Inc	5.200	03/17/15	671,845
750,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	817,500
880,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	930,670
1,000,000	g	Grupo Bimbo SAB de C.V.	3.875	06/27/24	998,020
735,000		Kraft Foods Group, Inc	6.500	02/09/40	941,188
650,000		Mondelez International, Inc	4.125	02/09/16	683,522
1,750,000		Mondelez International, Inc	4.000	02/01/24	1,812,638
78,000		PepsiCo, Inc	7.900	11/01/18	97,089
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	537,989
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,544,918
200,000		Philip Morris International, Inc	6.375	05/16/38	256,603
550,000	g	Post Holdings, Inc	6.000	12/15/22	561,000
		TOTAL FOOD, BEVERAGE & TOBACCO			20,868,762

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
1,450,000		Baxter International, Inc	3.200	06/15/23	1,438,158
600,000		Becton Dickinson & Co	1.750	11/08/16	611,346
375,000	g	CHS/Community Health Systems	6.875	02/01/22	397,500
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,512,175
750,000		Covidien International Finance S.A.	3.200	06/15/22	754,397
6,405,000		Express Scripts Holding Co	2.100	02/12/15	6,469,639
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,857,616
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,090,000
2,700,000		HCA, Inc	6.500	02/15/20	3,037,500
750,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	746,250
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,075,000		McKesson Corp	4.883%	03/15/44	$2,179,078
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	530,342
700,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	732,026
1,375,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	1,526,132
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			22,882,159

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000		Clorox Co	3.800	11/15/21	1,047,371
1,950,000		Colgate-Palmolive Co	2.300	05/03/22	1,893,072
800,000		Ecolab, Inc	1.450	12/08/17	801,024
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,741,467

INSURANCE - 2.2%
750,000		Aetna, Inc	1.500	11/15/17	752,840
310,000		Aetna, Inc	6.500	09/15/18	366,507
285,000		Aetna, Inc	6.625	06/15/36	370,812
1,225,000		Allstate Corp	3.150	06/15/23	1,229,170
1,225,000		Allstate Corp	4.500	06/15/43	1,272,637
1,525,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	1,511,882
500,000		Chubb Corp	6.000	05/11/37	628,838
235,000		CIGNA Corp	5.125	06/15/20	265,732
2,000,000		CIGNA Corp	4.500	03/15/21	2,197,856
4,925,000	g	Five Corners Funding Trust	4.419	11/15/23	5,192,585
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,154,998
1,300,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,402,783
1,275,000		Lincoln National Corp	7.000	06/15/40	1,747,948
175,000	g	MetLife Institutional Funding II	1.625	04/02/15	176,578
1,125,000		MetLife, Inc	6.750	06/01/16	1,250,173
4,700,000		MetLife, Inc	4.368	09/15/23	5,042,296
2,675,000		MetLife, Inc	4.125	08/13/42	2,603,334
450,000		Principal Financial Group, Inc	1.850	11/15/17	452,272
1,500,000		Progressive Corp	3.750	08/23/21	1,598,493
750,000		Prudential Financial, Inc	3.875	01/14/15	763,898
630,000		Prudential Financial, Inc	7.375	06/15/19	780,193
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,209,174
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,484,692
5,750,000	i	Prudential Financial, Inc	5.200	03/15/44	5,865,000
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,479,587
525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	502,489
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,276,301
615,000		Travelers Cos, Inc	5.800	05/15/18	706,296
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,456,413
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,104,170
1,375,000		UnitedHealth Group, Inc	3.950	10/15/42	1,288,112
3,000,000		WellPoint, Inc	3.125	05/15/22	2,995,566
1,500,000		WellPoint, Inc	4.625	05/15/42	1,527,203
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,502,763
410,000		WR Berkley Corp	5.375	09/15/20	460,779
		TOTAL INSURANCE			55,620,370

MATERIALS - 2.2%
170,000		Airgas, Inc	4.500	09/15/14	171,408
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		ArcelorMittal	5.000%	02/25/17	$793,125
943,000		Ball Corp	4.000	11/15/23	898,207
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,935,607
550,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	607,852
1,100,000		Braskem Finance Ltd	6.450	02/03/24	1,175,625
675,000	g	Cascades, Inc	5.500	07/15/22	673,312
1,475,000	g	Cemex Finance LLC	6.000	04/01/24	1,535,844
750,000	g	Cia Brasileira de Aluminio	4.750	06/17/24	736,875
800,000		Corning, Inc	1.450	11/15/17	786,626
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,709,548
2,648,000		Crown Americas LLC	6.250	02/01/21	2,833,360
1,815,000		Crown Americas LLC	4.500	01/15/23	1,767,810
335,000		Eastman Chemical Co	5.500	11/15/19	379,975
635,000		Fibria Overseas Finance Ltd	5.250	05/12/24	631,825
500,000	g	Fresnillo plc	5.500	11/13/23	522,500
3,400,000	g	Glencore Funding LLC	2.500	01/15/19	3,391,347
1,900,000	g	Glencore Funding LLC	3.125	04/29/19	1,937,620
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	1,340,170
1,900,000		Hexion US Finance Corp	6.625	04/15/20	2,014,000
8,225,000		International Paper Co	4.750	02/15/22	9,069,436
700,000		International Paper Co	4.800	06/15/44	705,523
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,127,976
625,000		Monsanto Co	3.375	07/15/24	629,131
1,350,000		Nucor Corp	4.000	08/01/23	1,398,712
1,500,000	g	OCP S.A.	5.625	04/25/24	1,573,125
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	515,511
840,000		Rio Tinto Finance USA plc	2.250	12/14/18	856,262
3,045,000		Rock Tenn Co	3.500	03/01/20	3,133,342
1,000,000		Rosetta Resources, Inc	5.625	05/01/21	1,028,750
2,650,000		Sherwin-Williams Co	1.350	12/15/17	2,653,419
875,000		Teck Resources Ltd	2.500	02/01/18	891,253
1,925,000		Teck Resources Ltd	3.750	02/01/23	1,869,040
275,000		Teck Resources Ltd	6.000	08/15/40	290,772
500,000		Teck Resources Ltd	5.200	03/01/42	481,538
1,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,495,750
		TOTAL MATERIALS			53,562,176

MEDIA - 2.0%
1,900,000		AMC Entertainment, Inc	5.875	02/15/22	1,976,000
1,400,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	1,438,500
1,450,000		Cinemark USA, Inc	4.875	06/01/23	1,446,375
4,775,000		Comcast Corp	4.250	01/15/33	4,905,047
3,050,000		DIRECTV Holdings LLC	4.450	04/01/24	3,233,988
1,050,000		DISH DBS Corp	4.250	04/01/18	1,092,000
875,000		Grupo Televisa SAB	5.000	05/13/45	876,741
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,374,101
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,462,592
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,166,983
4,500,000		News America, Inc	3.000	09/15/22	4,430,295
110,000		News America, Inc	7.625	11/30/28	143,452
85,000		News America, Inc	6.550	03/15/33	105,880
730,000		News America, Inc	6.650	11/15/37	926,909
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000		News America, Inc	6.900%	08/15/39	$784,851
1,000,000		Nielsen Finance LLC	4.500	10/01/20	1,007,500
125,000	g,h	Nielsen Finance LLC	5.000	04/15/22	125,938
250,000		Time Warner Cable, Inc	5.875	11/15/40	291,615
1,475,000		Time Warner Cable, Inc	4.500	09/15/42	1,435,884
960,000		Time Warner, Inc	3.150	07/15/15	986,476
4,350,000		Time Warner, Inc	2.100	06/01/19	4,327,863
4,000,000		Time Warner, Inc	4.700	01/15/21	4,429,196
565,000		Time Warner, Inc	6.500	11/15/36	691,388
525,000		Time Warner, Inc	4.900	06/15/42	534,669
1,500,000		Time Warner, Inc	4.650	06/01/44	1,471,472
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,329,250
2,450,000		Viacom, Inc	1.250	02/27/15	2,463,698
1,585,000		Viacom, Inc	2.500	12/15/16	1,633,751
1,500,000		Viacom, Inc	5.850	09/01/43	1,723,242
		TOTAL MEDIA			48,815,656

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
2,950,000		Amgen, Inc	2.200	05/22/19	2,946,572
1,904,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	2,034,900
1,575,000		Gilead Sciences, Inc	3.700	04/01/24	1,616,109
1,775,000		Gilead Sciences, Inc	4.800	04/01/44	1,872,971
480,000		Life Technologies Corp	3.500	01/15/16	498,625
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,732,681
425,000		Mead Johnson Nutrition Co	4.600	06/01/44	428,412
725,000		Mylan, Inc	2.550	03/28/19	730,314
1,828,000	g	Mylan, Inc	7.875	07/15/20	2,023,338
1,350,000		NBTY, Inc	9.000	10/01/18	1,427,625
550,000	g	Perrigo Co Ltd	4.000	11/15/23	559,001
650,000	g	Perrigo Co Ltd	5.300	11/15/43	697,291
1,300,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	1,381,250
875,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	900,156
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			18,849,245

REAL ESTATE - 1.2%
345,000		AMB Property LP	4.500	08/15/17	373,622
630,000		Camden Property Trust	4.625	06/15/21	688,835
1,650,000		Camden Property Trust	2.950	12/15/22	1,595,136
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,030,232
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,176,660
40,000		Federal Realty Investment Trust	5.650	06/01/16	43,529
75,000		Federal Realty Investment Trust	5.900	04/01/20	87,869
450,000		Federal Realty Investment Trust	3.000	08/01/22	445,022
300,000		Federal Realty Investment Trust	2.750	06/01/23	287,211
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	565,468
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	317,463
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	825,444
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	655,902
2,250,000		Highwoods Realty LP	5.850	03/15/17	2,500,767
1,645,000		Highwoods Realty LP	3.200	06/15/21	1,625,477
2,050,000		Kilroy Realty LP	3.800	01/15/23	2,068,054
2,375,000		Liberty Property LP	4.125	06/15/22	2,471,872
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$700,000		Mid-America Apartments LP	4.300%	10/15/23	$732,760
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,195,438
650,000		National Retail Properties, Inc	5.500	07/15/21	741,127
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,043,279
350,000		Regency Centers LP	5.250	08/01/15	366,496
40,000		Regency Centers LP	5.875	06/15/17	44,967
105,000		Simon Property Group LP	5.250	12/01/16	114,688
2,075,000		Simon Property Group LP	2.800	01/30/17	2,162,936
470,000		Simon Property Group LP	10.350	04/01/19	636,784
1,000,000	g	Trust F	5.250	12/15/24	1,050,000
340,000		Ventas Realty LP	3.125	11/30/15	350,937
1,275,000		Ventas Realty LP	3.750	05/01/24	1,273,263
400,000		Weingarten Realty Investors	3.375	10/15/22	392,021
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,837,523
475,000		Weingarten Realty Investors	4.450	01/15/24	496,848
		TOTAL REAL ESTATE			30,197,630

RETAILING - 1.4%
2,200,000		AmeriGas Finance LLC	3.750	05/01/21	2,186,250
1,667,000		AutoNation, Inc	5.500	02/01/20	1,839,951
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	929,397
1,500,000		Home Depot, Inc	2.250	09/10/18	1,534,996
3,000,000		Home Depot, Inc	2.000	06/15/19	3,002,079
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,122,515
2,750,000		Limited Brands, Inc	5.625	02/15/22	2,976,875
1,385,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	1,329,448
370,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	382,950
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,793,882
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,741,723
2,400,000	g	QVC, Inc	7.500	10/01/19	2,522,566
4,490,000	g	QVC, Inc	7.375	10/15/20	4,819,696
375,000		QVC, Inc	5.125	07/02/22	399,247
2,000,000		Sally Holdings LLC	5.750	06/01/22	2,130,000
425,000		Sonic Automotive, Inc	5.000	05/15/23	417,563
		TOTAL RETAILING			34,129,138

SOFTWARE & SERVICES - 0.7%
650,000	g	Activision Blizzard, Inc	5.625	09/15/21	700,375
1,000,000		Baidu, Inc	2.750	06/09/19	1,003,895
900,000	g	Ceridian LLC	8.125	11/15/17	909,000
650,000		Equinix, Inc	4.875	04/01/20	666,250
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	10,092,461
325,000	g	NCR Escrow Corp	5.875	12/15/21	342,875
630,000		Oracle Corp	3.750	07/08/14	630,320
2,975,000	h	Oracle Corp	3.400	07/08/24	2,968,247
		TOTAL SOFTWARE & SERVICES			17,313,423

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
1,125,000		Amphenol Corp	4.750	11/15/14	1,142,304
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,835
2,125,000		Cisco Systems, Inc	2.125	03/01/19	2,141,511
956,000		Flextronics International Ltd	4.625	02/15/20	982,290
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,925,000		General Electric Co	0.850%	10/09/15	$4,949,428
415,000		General Electric Co	5.250	12/06/17	468,222
1,950,000		General Electric Co	2.700	10/09/22	1,914,982
850,000		General Electric Co	4.125	10/09/42	839,502
2,725,000		General Electric Co	4.500	03/11/44	2,839,284
1,975,000		Hewlett-Packard Co	2.750	01/14/19	2,025,084
700,000		Hewlett-Packard Co	3.750	12/01/20	731,674
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,313,253
225,000		Nokia Oyj	5.375	05/15/19	242,437
1,825,000	g	NXP BV	3.750	06/01/18	1,829,562
1,500,000		Scientific Games Corp	8.125	09/15/18	1,571,250
975,000		Tyco Electronics Group S.A.	2.375	12/17/18	982,631
2,500,000		Xerox Corp	2.800	05/15/20	2,495,958
425,000		Xerox Corp	4.500	05/15/21	459,184
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			27,030,391

TELECOMMUNICATION SERVICES - 2.4%
1,575,000		American Tower Corp	3.500	01/31/23	1,544,508
2,950,000		AT&T, Inc	2.625	12/01/22	2,826,575
2,200,000		AT&T, Inc	4.800	06/15/44	2,245,890
1,235,000		BellSouth Corp	5.200	09/15/14	1,247,062
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,536,675
900,000		CenturyLink, Inc	6.750	12/01/23	983,250
725,000	g	CommScope Holding Co, Inc	5.000	06/15/21	739,500
725,000	g	CommScope Holding Co, Inc	5.500	06/15/24	736,781
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	256,478
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	921,371
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	915,248
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,041,341
4,375,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	4,353,125
400,000		Intelsat Luxembourg S.A.	8.125	06/01/23	432,500
750,000	g	Oi S.A.	5.750	02/10/22	748,500
500,000		Orange S.A.	5.500	02/06/44	558,410
375,000	g	SES	3.600	04/04/23	379,189
1,725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	1,737,287
1,325,000	g	Sprint Corp	7.250	09/15/21	1,460,812
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,617,495
2,300,000		Telefonica Emisiones SAU	4.570	04/27/23	2,442,853
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,060,781
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	2,049,625
750,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	741,300
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,007,785
3,800,000		Verizon Communications, Inc	3.650	09/14/18	4,064,028
1,175,000		Verizon Communications, Inc	2.550	06/17/19	1,191,988
1,925,000		Verizon Communications, Inc	3.450	03/15/21	1,989,303
7,200,000		Verizon Communications, Inc	5.150	09/15/23	8,057,469
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,200,775
4,750,000		Verizon Communications, Inc	6.550	09/15/43	5,977,595
1,000,000	g	VimpelCom Holdings BV	5.950	02/13/23	986,250
475,000	g,h	Wind Acquisition Finance S.A.	4.750	07/15/20	478,563
1,175,000		Windstream Corp	6.375	08/01/23	1,191,156
		TOTAL TELECOMMUNICATION SERVICES			61,721,468
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TRANSPORTATION - 0.5%
$1,635,000	g	Asciano Finance Ltd	5.000%	04/07/18	$1,780,307
350,000	g	Bombardier, Inc	4.750	04/15/19	356,125
500,000	g	DP World Ltd	6.850	07/02/37	557,500
400,000	g	Embraer Overseas Ltd	5.696	09/16/23	432,520
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	692,852
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	848,412
1,262,000		GATX Corp	1.250	03/04/17	1,257,657
1,450,000		GATX Corp	2.500	07/30/19	1,459,331
1,175,000		GATX Corp	5.200	03/15/44	1,252,202
3,500,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	3,352,836
375,000		Northrop Grumman Corp	1.750	06/01/18	373,172
1,125,000		United Parcel Service, Inc	3.625	10/01/42	1,037,856
		TOTAL TRANSPORTATION			13,400,770

UTILITIES - 4.3%
675,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	684,823
225,000	i	AES Corp	3.229	06/01/19	226,687
1,385,000		AES Corp	7.375	07/01/21	1,620,450
1,000,000		AES Corp	4.875	05/15/23	990,000
1,250,000		AGL Capital Corp	4.400	06/01/43	1,276,614
1,000,000		Alabama Power Co	3.550	12/01/23	1,035,972
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,298,882
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,943,538
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,996,225
775,000		Atmos Energy Corp	8.500	03/15/19	991,175
1,575,000		Atmos Energy Corp	4.150	01/15/43	1,564,621
1,500,000		Berkshire Hathaway Energy Co	5.150	11/15/43	1,681,781
1,075,000		Black Hills Corp	4.250	11/30/23	1,138,597
2,243,000	g	Calpine Corp	7.500	02/15/21	2,433,655
11,196,000		Capital Auto Receivables Asset Trust 2013-3	1.040	11/21/16	11,250,245
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,732,904
225,000		Carolina Power & Light Co	5.700	04/01/35	267,941
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	174,676
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	817,296
750,000	g	CEZ AS.	4.250	04/03/22	780,687
1,050,000		CMS Energy Corp	4.700	03/31/43	1,071,696
800,000	g	Comision Federal de Electricidad	4.875	01/15/24	854,000
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,996,968
395,000		Commonwealth Edison Co	5.900	03/15/36	492,593
415,000		Connecticut Light & Power Co	5.500	02/01/19	473,779
1,300,000		Connecticut Light & Power Co	4.300	04/15/44	1,326,443
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,621,373
225,000		Consolidated Natural Gas Co	5.000	12/01/14	229,216
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	287,253
2,000,000		Duke Energy Corp	3.950	09/15/14	2,014,442
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	686,237
1,500,000	g,i	Electricite de France	5.625	12/30/49	1,567,950
275,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	276,530
1,000,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,023,750
550,000	g	Ferrellgas LP	6.750	01/15/22	574,750
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000	g	FirstEnergy Transmission LLC	4.350%	01/15/25	$1,262,901
1,750,000		Florida Power & Light Co	2.750	06/01/23	1,721,913
335,000		Florida Power Corp	6.400	06/15/38	448,103
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,440,589
675,000	g	Gates Global LLC	6.000	07/15/22	675,000
1,000,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	1,058,750
630,000		Indiana Michigan Power Co	7.000	03/15/19	765,327
555,000		Integrys Energy Group, Inc	4.170	11/01/20	584,319
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,255,289
2,000,000	g	Israel Electric Corp Ltd	7.250	01/15/19	2,272,500
195,000	g	Kansas Gas & Electric	6.700	06/15/19	234,037
600,000	g	KazMunayGas National Co JSC	4.400	04/30/23	588,300
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	993,282
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	2,004,458
500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	511,464
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,263,982
630,000		Nevada Power Co	6.500	08/01/18	744,899
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,337,402
700,000		NiSource Finance Corp	4.800	02/15/44	707,699
1,025,000		Northeast Utilities	1.450	05/01/18	1,006,549
1,975,000		Northern States Power Co	5.350	11/01/39	2,335,631
1,800,000	g	NRG Energy, Inc	6.250	05/01/24	1,881,000
1,525,000		NSTAR Electric Co	4.400	03/01/44	1,581,739
1,000,000		NTPC Ltd	5.625	07/14/21	1,075,862
1,080,000	g	Numericable Group S.A.	6.000	05/15/22	1,123,200
540,000	g	Numericable Group S.A.	6.250	05/15/24	563,625
1,450,000	g	Oncor Electric Delivery Co LLC	2.150	06/01/19	1,451,344
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	210,929
600,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	634,006
950,000		ONEOK Partners LP	3.375	10/01/22	943,812
1,700,000		Pacific Gas & Electric Co	3.850	11/15/23	1,769,744
1,150,000		PacifiCorp	2.950	02/01/22	1,165,148
885,000		Pepco Holdings, Inc	2.700	10/01/15	902,435
135,000		Potomac Electric Power Co	7.900	12/15/38	209,199
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,143,363
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,019,750
565,000		Progress Energy, Inc	7.050	03/15/19	689,602
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	2,007,840
440,000		Public Service Electric & Gas Co	5.300	05/01/18	499,373
2,200,000		Public Service Electric & Gas Co	2.375	05/15/23	2,089,309
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,419,232
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,545,000
468,000		Questar Market Resources, Inc	6.875	03/01/21	525,330
975,000		Sempra Energy	3.550	06/15/24	981,826
1,375,000		Southern California Edison Co	4.650	10/01/43	1,483,479
450,000		Tampa Electric Co	4.100	06/15/42	439,032
1,000,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	942,500
845,000		Virginia Electric and Power Co	2.950	01/15/22	854,352
480,000		Williams Partners LP	3.800	02/15/15	489,233
850,000		Williams Partners LP	4.000	11/15/21	888,829
825,000		Williams Partners LP	4.500	11/15/23	875,067
650,000		Xcel Energy, Inc	4.800	09/15/41	699,629
		TOTAL UTILITIES			109,720,932
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
		TOTAL CORPORATE BONDS			$892,738,423
		(Cost $861,103,234)

GOVERNMENT BONDS - 40.9%

AGENCY SECURITIES - 0.1%
$4,430,146		AMAL Ltd	3.465%	08/21/21	4,683,795
1,000,000		Amber Circle Funding Ltd	3.250	12/04/22	955,320
870,867		Cal Dive I- Title XI, Inc	4.930	02/01/27	946,225
2,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	2,053,680
367,813		Totem Ocean Trailer Express, Inc	4.514	12/18/19	385,123
		TOTAL AGENCY SECURITIES			9,024,143

FOREIGN GOVERNMENT BONDS - 3.3%
520,000	g	Barbados Government International Bond	7.000	08/04/22	471,900
1,125,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,135,125
1,000,000		Brazilian Government International Bond	4.250	01/07/25	1,013,500
170,000		Brazilian Government International Bond	7.125	01/20/37	215,050
970,000		Brazilian Government International Bond	5.625	01/07/41	1,042,750
450,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	466,533
875,000		Colombia Government International Bond	4.375	07/12/21	938,875
2,575,000		Colombia Government International Bond	2.625	03/15/23	2,407,625
850,000		Colombia Government International Bond	4.000	02/26/24	876,350
950,000	g	Croatia Government International Bond	6.250	04/27/17	1,028,964
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,098,750
395,000		European Investment Bank	4.875	02/15/36	472,837
3,325,000		Export-Import Bank of Korea	1.250	11/20/15	3,342,170
580,000		Export-Import Bank of Korea	3.750	10/20/16	614,215
300,000		Federative Republic of Brazil	6.000	01/17/17	333,600
5,050,000	g	Hellenic Republic Government Bond	4.750	04/17/19	7,065,160
230,000		Hungary Government International Bond	4.000	03/25/19	236,922
1,130,000		Hungary Government International Bond	5.750	11/22/23	1,245,825
250,000		Hungary Government International Bond	5.375	03/25/24	267,500
845,000		Italy Government International Bond	5.375	06/12/17	937,166
355,000		Italy Government International Bond	6.875	09/27/23	451,821
290,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	292,395
500,000	g	Kenya Government International Bond	5.875	06/24/19	510,250
600,000	g	Kenya Government International Bond	6.875	06/24/24	624,000
3,000,000	g,i	Kommunalbanken AS.	0.409	02/20/18	3,004,293
3,325,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,237,366
19,270,000		Mexican Bonos	8.000	12/07/23	1,735,303
500,000		Mexico Government International Bond	6.750	09/27/34	647,500
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,212,000
500,000		Mexico Government International Bond	4.750	03/08/44	510,000
1,350,000	g	Municipality Finance plc	1.750	05/21/19	1,347,200
800,000	g	Namibia International Bonds	5.500	11/03/21	856,984
1,825,000		Panama Government International Bond	5.200	01/30/20	2,036,700
100,000		Peruvian Government International Bond	7.125	03/30/19	121,750
450,000		Peruvian Government International Bond	7.350	07/21/25	596,250
1,250,000		Philippine Government International Bond	4.200	01/21/24	1,320,312
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,833,000		Poland Government International Bond	5.125%	04/21/21	$2,062,125
1,000,000		Poland Government International Bond	3.000	03/17/23	971,500
620,000		Province of Quebec Canada	7.500	09/15/29	881,869
1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,055,750
1,000,000	g	Republic of Serbia	5.250	11/21/17	1,042,500
860,000	g	Republic of Serbia	7.250	09/28/21	980,400
700,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	759,500
900,000		Republic of Turkey	6.000	01/14/41	961,875
500,000	g	Romanian Government International Bond	6.750	02/07/22	596,875
575,000	g	Romanian Government International Bond	4.375	08/22/23	589,260
500,000	g	Slovenia Government International Bond	5.250	02/18/24	537,500
50,676,000		South Africa Government Bond	8.250	09/15/17	4,889,722
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,285,744
1,675,000		South Africa Government International Bond	5.875	09/16/25	1,861,763
3,500,000		Spain Government Bond	3.750	10/31/18	5,308,325
1,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,055,000
1,220,000		Svensk Exportkredit AB	5.125	03/01/17	1,354,230
1,100,000		Turkey Government International Bond	6.750	04/03/18	1,241,900
975,000		Turkey Government International Bond	5.750	03/22/24	1,065,188
1,032,000		United Mexican States	5.125	01/15/20	1,169,256
891,000		Uruguay Government International Bond	4.500	08/14/24	945,351
		TOTAL FOREIGN GOVERNMENT BONDS			74,330,574

MORTGAGE BACKED - 19.8%
277,191	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	296,405
159,643	i	FHLMC	2.435	07/01/36	170,311
487,169	i	FHLMC	2.260	09/01/36	518,617
281,512	i	FHLMC	2.367	09/01/36	298,166
358,342	i	FHLMC	2.371	09/01/36	379,343
731,686	i	FHLMC	2.454	03/01/37	779,983
421,572	i	FHLMC	6.010	04/01/37	452,341
58,191	i	FHLMC	1.950	05/01/37	58,329
95,575	i	FHLMC	2.340	06/01/37	101,837
400,572	i	FHLMC	2.617	08/01/37	416,008
507,321	i	FHLMC	1.701	09/01/37	530,997
1,591,850		FHLMC	4.000	03/15/44	1,687,635
4,353		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	4,369
435		FGLMC	7.500	05/01/16	441
300		FGLMC	7.500	06/01/16	303
373,815		FGLMC	4.500	01/01/19	400,623
122,264		FGLMC	4.500	01/01/20	129,678
210,822		FGLMC	5.000	05/01/20	227,337
50,782		FGLMC	4.500	07/01/20	54,849
9,949		FGLMC	7.000	10/01/20	10,696
601,242		FGLMC	4.500	06/01/21	638,892
1,084,360		FGLMC	4.500	06/01/21	1,152,282
443,683		FGLMC	4.000	07/01/24	472,100
142,881		FGLMC	4.500	09/01/24	153,901
444		FGLMC	6.500	10/01/28	500
10,090		FGLMC	6.500	01/01/29	11,370
2,809		FGLMC	6.500	03/01/29	3,225
32,310		FGLMC	6.500	07/01/29	36,408
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,564		FGLMC	8.000%	01/01/31	$1,791
16,442		FGLMC	6.500	09/01/31	18,527
38,081		FGLMC	8.000	09/01/31	44,120
217,291		FGLMC	7.000	12/01/31	247,173
249,734		FGLMC	4.500	07/01/33	271,106
741,893		FGLMC	5.000	09/01/33	838,425
307,262		FGLMC	5.500	09/01/33	348,139
288,589		FGLMC	5.500	09/01/33	321,943
463,589		FGLMC	5.500	10/01/33	525,271
693,978		FGLMC	5.500	12/01/33	779,727
1,462,967		FGLMC	7.000	12/01/33	1,695,862
374,403		FGLMC	5.000	01/01/34	415,828
573,135		FGLMC	4.500	04/01/35	621,824
536,335		FGLMC	7.000	05/01/35	621,095
106,754		FGLMC	5.000	02/01/36	118,378
9,040		FGLMC	6.500	05/01/36	10,187
472,556		FGLMC	5.000	04/01/38	528,120
428,164		FGLMC	5.000	07/01/39	473,828
3,576,716		FGLMC	4.500	11/01/40	3,927,755
4,112,729		FGLMC	4.500	12/01/40	4,508,630
10,000,000	h	FGLMC	3.500	08/15/44	10,250,588
6,000,000	h	FGLMC	4.000	08/15/44	6,338,554
3,300,776		Federal National Mortgage Association (FNMA)	4.640	11/01/14	3,299,874
3,937		FNMA	6.500	10/01/16	4,063
42,191		FNMA	6.500	11/01/16	43,865
25,011		FNMA	6.500	04/01/17	26,301
386,941		FNMA	5.500	04/01/18	411,038
436,589		FNMA	5.000	11/01/18	464,650
61,920		FNMA	4.500	11/01/20	65,762
101,292		FNMA	5.500	08/01/21	110,651
92,093		FNMA	4.500	06/01/23	98,146
249,079		FNMA	5.000	07/01/23	271,598
98,730		FNMA	4.000	05/01/24	105,574
874		FNMA	8.000	07/01/24	1,013
120,696		FNMA	4.500	08/01/24	129,374
1,008,486		FNMA	4.000	09/01/24	1,078,011
771,603		FNMA	3.000	05/01/27	802,751
672		FNMA	7.500	01/01/29	769
1,355		FNMA	6.500	04/01/29	1,532
11,301		FNMA	7.500	07/01/29	11,723
14,000,000	h	FNMA	2.500	07/25/29	14,220,936
23,000,000	g,h	FNMA	3.000	07/25/29	23,891,250
10,000,000	h	FNMA	2.500	08/25/29	10,134,373
5,000,000	h	FNMA	3.500	08/25/29	5,285,938
564		FNMA	7.500	02/01/31	596
3,181		FNMA	7.500	03/01/31	3,752
2,560		FNMA	7.500	05/01/31	2,778
1,153		FNMA	6.500	09/01/31	1,301
14,832		FNMA	6.500	11/01/31	16,723
268,652		FNMA	6.500	07/01/32	306,062
210,051		FNMA	4.500	03/25/33	217,722
2,931,180		FNMA	5.500	03/01/34	3,296,992
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$120,199		FNMA	3.500%	03/25/34	$122,443
46,175		FNMA	6.000	11/01/34	51,991
10,473		FNMA	7.500	06/01/35	11,448
39,668		FNMA	5.000	11/01/35	43,744
354,602	i	FNMA	2.261	02/01/36	380,025
158,342		FNMA	5.000	02/01/36	172,627
302,779	i	FNMA	2.379	07/01/36	327,470
307,862		FNMA	6.000	09/01/37	348,848
913,032	i	FNMA	2.400	10/01/37	979,336
2,438,796		FNMA	5.500	01/01/38	2,728,492
2,286,098		FNMA	5.500	04/01/38	2,557,656
1,819,416		FNMA	5.500	06/01/38	2,035,538
161,061	i	FNMA	2.005	10/01/38	171,854
3,879,145		FNMA	4.000	02/01/39	4,122,625
1,202,666		FNMA	5.500	08/01/39	1,358,370
675,378		FNMA	5.500	11/01/39	755,604
3,121,037		FNMA	4.500	03/01/40	3,410,235
44,793		FNMA	6.000	10/01/40	50,543
1,067,544		FNMA	3.500	11/01/40	1,100,622
10,965,320		FNMA	4.500	12/25/40	11,838,226
77,811		FNMA	3.500	02/01/41	80,228
984,264		FNMA	3.500	03/01/41	1,014,761
272,851		FNMA	3.500	11/01/41	281,305
319,891		FNMA	3.500	11/01/41	329,802
936,588		FNMA	4.000	12/01/41	998,294
5,943,786		FNMA	3.500	07/01/42	6,129,658
396,581		FNMA	3.000	10/01/42	392,238
44,735		FNMA	3.000	10/01/42	44,245
45,656		FNMA	3.000	10/01/42	45,156
118,257		FNMA	3.000	11/01/42	116,962
9,277,758		FNMA	3.500	11/01/42	9,567,942
7,908		FNMA	3.000	12/01/42	7,822
65,549		FNMA	3.000	12/01/42	64,832
5,325,673		FNMA	3.000	01/01/43	5,267,350
2,454,683		FNMA	3.000	01/01/43	2,427,801
468,577		FNMA	3.000	01/01/43	460,824
391,501		FNMA	3.500	01/01/43	403,631
123,445		FNMA	3.000	02/01/43	122,093
6,734,735		FNMA	3.000	02/01/43	6,660,981
3,117,713		FNMA	3.000	02/01/43	3,083,570
29,980		FNMA	3.000	02/01/43	29,651
608,162		FNMA	3.500	02/01/43	628,695
53,472		FNMA	3.000	03/01/43	52,886
28,558		FNMA	3.000	03/01/43	28,245
151,184		FNMA	3.000	03/01/43	149,528
31,376		FNMA	3.000	03/01/43	31,033
65,635		FNMA	3.000	04/01/43	64,916
40,900		FNMA	3.000	04/01/43	40,452
31,116		FNMA	3.000	04/01/43	30,775
71,046		FNMA	3.000	04/01/43	70,268
11,045		FNMA	3.000	04/01/43	10,924
45,958		FNMA	3.000	04/01/43	45,454
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$33,210		FNMA	3.000%	04/01/43	$32,846
14,938		FNMA	3.000	04/01/43	14,775
3,098		FNMA	3.000	04/01/43	3,064
93,825		FNMA	3.500	05/01/43	96,984
158,539		FNMA	3.500	05/01/43	163,861
197,580		FNMA	3.500	06/01/43	204,233
213,309		FNMA	3.500	06/01/43	220,492
416,737		FNMA	3.500	06/01/43	430,750
77,432		FNMA	3.500	06/01/43	80,043
157,609		FNMA	3.500	06/01/43	162,903
94,817		FNMA	3.500	06/01/43	98,010
268,303		FNMA	3.500	07/01/43	277,348
566,452		FNMA	3.500	07/01/43	585,517
8,896,534		FNMA	4.000	09/01/43	9,476,460
10,000,000	h	FNMA	3.000	07/25/44	9,878,910
24,000,000	h	FNMA	3.500	07/25/44	24,705,000
21,000,000	h	FNMA	4.000	07/25/44	22,286,250
33,000,000	h	FNMA	4.500	07/25/44	35,737,977
6,000,000	h	FNMA	6.000	07/25/44	6,758,436
32,000,000	h	FNMA	3.500	08/25/44	32,840,000
14,000,000	h	FNMA	5.000	08/25/44	15,505,001
4,000,000	h	FNMA	5.500	08/25/44	4,470,134
13,000,000	h	FNMA	3.500	09/25/44	13,300,625
36,000,000	h	FNMA	4.000	09/25/44	37,972,975
6,000,000	h	FNMA	5.000	09/25/44	6,628,125
139		Government National Mortgage Association (GNMA)	7.000	01/15/28	156
1,758		GNMA	7.000	02/15/28	1,812
618		GNMA	7.000	06/15/28	640
1,200		GNMA	7.000	06/15/28	1,341
6,887		GNMA	6.500	09/15/28	7,853
3,255		GNMA	6.500	09/15/28	3,699
9,354		GNMA	6.500	11/15/28	10,628
3,197		GNMA	7.500	11/15/28	3,634
582		GNMA	8.500	07/15/30	590
17,886		GNMA	8.500	10/15/30	19,417
11,798		GNMA	8.500	10/20/30	13,989
1,290		GNMA	8.500	12/15/30	1,553
2,272		GNMA	7.000	06/20/31	2,700
2,005		GNMA	6.500	07/15/31	2,282
6,610		GNMA	7.000	07/15/31	7,179
4,122		GNMA	7.000	07/15/31	4,629
804		GNMA	6.500	03/15/33	914
156,605		GNMA	5.500	07/15/33	176,294
553,239		GNMA	5.500	09/15/33	629,254
152,625		GNMA	5.500	02/20/35	171,294
929,564		GNMA	5.500	05/20/35	1,045,898
297,963		GNMA	5.500	02/20/36	333,061
50,192		GNMA	6.000	10/20/36	57,069
53,604		GNMA	6.000	01/20/37	60,925
174,808		GNMA	6.000	02/20/37	198,678
56,820		GNMA	5.500	07/15/38	63,459
365,742		GNMA	5.500	07/20/38	408,578
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$140,636		GNMA	6.000%	08/20/38	$159,993
166,147		GNMA	6.500	11/20/38	187,667
1,135,077		GNMA	5.000	06/15/39	1,260,170
1,520,769		GNMA	4.500	09/20/39	1,677,027
1,220,320		GNMA	5.000	09/20/43	1,343,312
1,184,105		GNMA	5.000	02/20/44	1,304,738
1,035,112		GNMA	5.000	03/20/44	1,147,183
2,000,000		GNMA	4.500	06/20/44	2,187,701
4,000,000	h	GNMA	3.000	07/15/44	4,030,000
28,000,000	h	GNMA	3.500	07/15/44	29,117,816
3,000,000	h	GNMA	4.000	07/15/44	3,204,375
11,000,000	h	GNMA	4.500	07/15/44	11,978,396
4,000,000	h	GNMA	3.500	07/20/44	4,166,563
22,000,000	h	GNMA	4.000	07/20/44	23,543,436
1,000,000	h	GNMA	3.000	08/15/44	1,004,688
2,000,000	h	GNMA	3.500	08/20/44	2,077,656
3,000,000	h	GNMA	4.500	08/20/44	3,267,304
		TOTAL MORTGAGE BACKED			494,265,224

MUNICIPAL BONDS - 2.9%
440,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	449,869
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,291,528
25,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	25,219,000
11,000,000		New York State Urban Development Corp	1.350	03/15/18	10,916,180
3,000,000		State of Illinois	4.833	02/01/17	3,221,070
12,000,000		State of Illinois	4.350	06/01/18	12,695,400
1,845,000		State of Illinois	4.700	01/01/21	1,968,560
2,560,000		State of Illinois	3.860	04/01/21	2,595,328
3,030,000		State of Illinois	4.110	04/01/22	3,016,880
2,195,000		State of Illinois	4.310	04/01/23	2,228,364
3,470,000		State of Illinois	4.760	04/01/26	3,578,299
1,763,000		State Public School Building Authority	5.000	09/15/27	1,971,686
1,000,000		University of Massachusetts Building Authority	0.430	11/01/14	999,210
		TOTAL MUNICIPAL BONDS			73,151,374

U.S. TREASURY SECURITIES - 14.8%
22,001,000		United States Treasury Bond	4.500	02/15/36	26,720,896
6,685,000		United States Treasury Bond	2.875	05/15/43	6,108,419
335,000		United States Treasury Bond	3.625	02/15/44	353,529
530,000		United States Treasury Note	0.250	02/28/15	530,559
52,825,000		United States Treasury Note	0.375	04/30/16	52,808,519
32,000,000		United States Treasury Note	0.375	05/31/16	31,971,264
3,115,000		United States Treasury Note	0.625	02/15/17	3,107,212
630,000		United States Treasury Note	0.875	04/15/17	631,526
37,230,000		United States Treasury Note	0.875	06/15/17	37,244,557
5,440,000		United States Treasury Note	0.875	01/31/18	5,387,727
38,758,700		United States Treasury Note	1.500	08/31/18	38,961,563
55,539,900		United States Treasury Note	1.375	09/30/18	55,470,475
6,503,900		United States Treasury Note	1.625	06/30/19	6,503,900
9,500,000		United States Treasury Note	2.000	09/30/20	9,517,812
44,000		United States Treasury Note	2.625	11/15/20	45,705
30,000,000		United States Treasury Note	2.375	12/31/20	30,646,860
23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$310,000		United States Treasury Note	2.125%	01/31/21	$311,526
19,475,000		United States Treasury Note	2.000	02/28/21	19,395,893
9,000,000		United States Treasury Note	2.250	03/31/21	9,097,029
2,415,000		United States Treasury Note	2.000	05/31/21	2,396,888
26,454,000		United States Treasury Note	2.750	02/15/24	27,055,405
4,693,000		United States Treasury Note	2.500	05/15/24	4,686,402
1,100,000		United States Treasury Note	3.375	05/15/44	1,107,391
		TOTAL U.S. TREASURY SECURITIES			370,061,057

		TOTAL GOVERNMENT BONDS			1,020,832,372
		(Cost $1,007,403,379)

STRUCTURED ASSETS - 16.9%

ASSET BACKED - 10.0%
2,475,000	g	Ally Master Owner Trust	4.590	04/15/17	2,525,921
		Series - 2010 2 (Class B)
3,550,000		Ally Master Owner Trust	1.210	06/15/17	3,573,373
		Series - 2012 3 (Class A2)
2,790,000		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	2,866,962
		Series - 2011 5 (Class C)
5,000,000		AmeriCredit Automobile Receivables Trust	0.540	10/10/17	5,000,175
		Series - 2014 2 (Class A2A)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,200,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	1,272,188
		Series - 2010 5A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,928,485
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,071,108
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	10,037,846
		Series - 2012 3A (Class B)
324,357	i	Bear Stearns Asset Backed Securities Trust	0.892	11/25/39	319,610
		Series - 2005 SD3 (Class 2A1)
11,667,728	g,m	Capital Automotive REIT	4.700	07/15/42	12,035,990
		Series - 2012 1A (Class A)
2,501,436	i,m	CCR, Inc	0.599	07/10/17	2,447,155
		Series - 2010 CX (Class C)
281,459	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	280,695
		Series - 2002 1 (Class AF6)
117,035	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	117,470
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	7,321,047
		Series - 2011 LC1A (Class C)
22,919,450	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	24,629,745
		Series - 2012 1A (Class A2)
113,393	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	113,145
		Series - 2007 1A (Class AF3)
11,440,000		Ford Credit Auto Owner Trust	2.930	10/15/18	11,837,609
		Series - 2012 B (Class D)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	8,019,040
		Series - 2012 C (Class D)
24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,000,000		Ford Credit Auto Owner Trust	1.860%	08/15/19	$8,958,357
		Series - 2013 A (Class D)
6,000,000	g	GE Capital Credit Card Master Note Trust	7.820	11/15/17	6,160,578
		Series - 2009 4 (Class C)
2,000,000	g	GE Capital Credit Card Master Note Trust	5.750	03/15/18	2,065,150
		Series - 2010 1 (Class C)
5,900,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	5,981,349
		Series - 2011 1A (Class B1)
9,285,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	9,494,219
		Series - 0 2A (Class B2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	5,023,950
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,147,724
		Series - 2011 1A (Class B2)
10,000,000	g	Hertz Vehicle Financing LLC	2.480	08/25/19	9,960,910
		Series - 2013 1A (Class B2)
7,000,000	g	Hyundai Auto Lease Securitization Trust	0.610	02/15/17	7,004,718
		Series - 2014 B (Class A2)
1,201,463	i	Lehman XS Trust	0.402	02/25/36	1,089,701
		Series - 2006 1 (Class 1A1)
2,557,870		Lehman XS Trust	6.500	06/25/46	2,009,332
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	3.980	05/18/16	1,008,700
		Series - 2013 144A (Class)
246,002	i	Park Place Securities, Inc	1.097	09/25/34	246,836
		Series - 2004 WHQ1 (Class M1)
1,709,453	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.672	01/25/36	1,698,079
		Series - 2005 WCH1 (Class M2)
1,000,000	g	Rental Car Finance Corp	4.380	02/25/16	1,015,096
		Series - 2011 1A (Class B1)
53,040	i	Residential Asset Securities Corp	6.489	10/25/30	53,097
		Series - 2001 KS2 (Class AI6)
174,108	i	Residential Asset Securities Corp	0.797	04/25/35	174,074
		Series - 2005 KS3 (Class M3)
443,942		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	449,335
		Series - 2006 HI5 (Class A3)
125,703		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	125,833
		Series - 2006 HI3 (Class A3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	196,129
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.020	05/05/17	2,971,800
		Series - 2013 144A (Class )
19,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	20,560,086
		Series - 2012 2 (Class D)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,013,166
		Series - 2013 1 (Class D)
19,000,000		Santander Drive Auto Receivables Trust 2014-3	0.540	08/15/17	19,000,209
		Series - 2014 3 (Class A2A)
543,896	i	Securitized Asset Backed Receivables LLC	0.452	10/25/35	533,340
		Series - 2006 OP1 (Class A2C)
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$913,963	g	Sierra Receivables Funding Co LLC	3.350%	04/20/26	$939,736
		Series - 2011 1A (Class A)
766,416	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	789,272
		Series - 2011 2A (Class B)
1,385,833	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,418,221
		Series - 2012 2A (Class B)
8,771,986	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	8,809,775
		Series - 2013 1A (Class A)
2,123,744	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	2,140,851
		Series - 2013 1A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,051,392
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,563,694
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,607,160
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,458,661
		Series - 2012 A (Class A2)
427,389	i	Soundview Home Equity Loan Trust	0.452	11/25/35	422,849
		Series - 2005 OPT3 (Class A4)
66,887	i	Structured Asset Investment Loan Trust	0.752	05/25/35	66,870
		Series - 2005 4 (Class M1)
2,375,666	g,i	Structured Asset Securities Corp	0.372	10/25/36	2,303,225
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.770	01/09/17	5,929,920
		Series - 2013 IV B (Class )
216,681	g,i	Wachovia Loan Trust	0.512	05/25/35	204,942
		Series - 2005 SD1 (Class A)
192,580	i	Wells Fargo Home Equity Trust	0.292	07/25/36	191,062
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			252,236,963

OTHER MORTGAGE BACKED - 6.9%
5,021,459	g	7 WTC Depositor LLC Trust	4.082	03/13/31	5,236,960
		Series - 2012 7WTC (Class A)
2,819,883	i	American Home Mortgage Investment Trust 2004-3	1.837	10/25/34	2,803,265
		Series - 2004 3 (Class 4A)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	526,328
		Series - 2007 1 (Class AM)
791,000	i	Banc of America Commercial Mortgage Trust 2006-2	5.954	05/10/45	784,701
		Series - 2006 2 (Class C)
1,495,000	i	Bear Stearns Commercial Mortgage Securities	6.146	09/11/42	1,638,076
		Series - 2007 T28 (Class AJ)
3,060,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	3,224,160
		Series - 2007 PW15 (Class AM)
7,085,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	7,810,575
		Series - 2007 C3 (Class AM)
6,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	6,168,510
		Series - 2007 C3 (Class AJ)
1,234,570		Comm 2014-Ccre14 Mortgage Trust	1.330	02/10/47	1,239,488
		Series - 2014 CR14 (Class A1)
432,753		Countrywide Alternative Loan Trust	5.500	08/25/16	446,260
		Series - 2004 30CB (Class 1A15)
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,100,000		Credit Suisse First Boston Mortgage Securities Corp	4.771%	07/15/37	$7,285,196
		Series - 2005 C3 (Class AJ)
3,670,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	3,770,132
		Series - 2005 C5 (Class C)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,789,734
		Series - 2006 OMA (Class D)
24,645,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	26,509,246
		Series - 2006 C4 (Class AM)
820,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	854,338
		Series - 2009 RR1 (Class A3C)
7,405,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	11/15/39	7,853,062
		Series - 2010 3748 (Class D)
817,618	i	HarborView Mortgage Loan Trust	0.375	07/19/47	713,334
		Series - 2007 4 (Class 2A1)
636,751	i	Impac CMB Trust	0.812	03/25/35	586,768
		Series - 2004 11 (Class 2A1)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	774,211
		Series - 2005 LDP2 (Class C)
4,535,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	5,087,563
		Series - 2007 LD12 (Class AM)
4,845,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	5,034,406
		Series - 2005 C5 (Class AJ)
580,000	i	Merrill Lynch Mortgage Trust	6.470	02/12/51	645,916
		Series - 0 C1 (Class AJA)
5,000,000	i	ML-CFC Commercial Mortgage Trust 2007-6	5.526	03/12/51	5,290,285
		Series - 2007 6 (Class AM)
1,790,000	g,i	Morgan Stanley Capital I	5.984	08/12/41	1,914,870
		Series - 2006 T23 (Class B)
1,821,000	i	Morgan Stanley Capital I	5.832	07/12/44	1,917,752
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I	5.842	07/12/44	3,330,188
		Series - 2006 HQ9 (Class C)
568,575		Residential Accredit Loans, Inc	4.350	03/25/34	585,574
		Series - 2004 QS4 (Class A1)
1,146,349	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,167,507
		Series - 2012 1A (Class A)
561,274	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	568,417
		Series - 0 2A (Class A)
24,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	26,363,124
		Series - 2007 C30 (Class AM)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	254,922
		Series - 2007 C34 (Class AM)
17,750,038	i	Wachovia Bank Commercial Mortgage Trust	6.163	05/15/46	18,666,969
		Series - 2007 C34 (Class AJ)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,850,208
		Series - 2007 C31 (Class AM)
1,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,239,420
		Series - 2007 C32 (Class B)
14,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	15,076,795
		Series - 2007 C32 (Class AJ)
1,412,923	i	WaMu Mortgage Pass-Through Certificates	0.502	12/25/45	1,307,116
		Series - 2005 AR19 (Class A1B3)
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
		TOTAL OTHER MORTGAGE BACKED			$172,315,376

		TOTAL STRUCTURED ASSETS			424,552,339
		(Cost $416,973,916)

		TOTAL BONDS			2,338,123,134
		(Cost $2,285,480,529)

SHORT-TERM INVESTMENTS - 19.3%

GOVERNMENT AGENCY DEBT - 4.0%
$8,200,000		Federal Home Loan Bank (FHLB)	0.090%	08/13/14	8,199,119
10,000,000		FHLB	0.078	09/10/14	9,999,210
20,000,000	d	FHLB	0.077	11/05/14	19,995,760
10,000,000		FHLB	0.085	11/12/14	9,997,770
14,000,000	d	FHLB	0.050	08/15/14	13,999,125
17,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060	08/26/14	16,998,413
20,500,000	d	Federal National Mortgage Association (FNMA)	0.088	08/25/14	20,497,244
		TOTAL GOVERNMENT AGENCY DEBT			99,686,641

TREASURY DEBT - 15.3%
10,000,000	d	United States Treasury Bill	0.061	07/10/14	9,999,849
45,600,000	d	United States Treasury Bill	0.108	07/24/14	45,597,937
60,400,000	d	United States Treasury Bill	0.050	08/14/14	60,396,309
98,000,000	d	United States Treasury Bill	0.106	08/21/14	97,985,353
14,000,000	d	United States Treasury Bill	0.073	11/13/14	13,997,368
7,000,000		United States Treasury Bill	0.033	12/18/14	6,998,348
16,000,000	d	United States Treasury Bill	0.098	02/05/15	15,994,896
35,500,000	d	United States Treasury Bill	0.080	03/05/15	35,485,977
14,600,000	d	United States Treasury Bill	0.090	04/02/15	14,593,313
15,900,000	d	United States Treasury Bill	0.090	04/30/15	15,890,969
31,600,000	d	United States Treasury Bill	0.095	05/28/15	31,573,140
36,000,000		United States Treasury Bill	0.101	06/25/15	35,962,308
		TOTAL TREASURY DEBT			384,475,767

		TOTAL SHORT-TERM INVESTMENTS			484,162,408
		(Cost $484,147,536)

		TOTAL INVESTMENTS - 113.4%			2,838,414,439
		(Cost $2,785,748,417)
		OTHER ASSETS & LIABILITIES, NET - (13.4)%			(335,708,573)
		NET ASSETS - 100.0%			$2,502,705,866

Abbreviation(s):
REIT	Real Estate Investment Trust
28

TIAA-CREF FUNDS - Bond Fund

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2014, the aggregate value of these securities was $409,843,753 or 16.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
29

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2014

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.3%

CORPORATE BONDS - 24.6%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$54,537
500,000	Delphi Corp	5.000	02/15/23	537,500
100,000	Delphi Corp	4.150	03/15/24	103,834
500,000	Ford Motor Co	7.450	07/16/31	668,464
650,000	Ford Motor Co	4.750	01/15/43	657,143
400,000	Honeywell International, Inc	5.400	03/15/16	433,478
300,000	Honeywell International, Inc	5.300	03/01/18	340,951
400,000	Honeywell International, Inc	5.000	02/15/19	454,590
500,000	Honeywell International, Inc	3.350	12/01/23	509,470
282,000	Honeywell International, Inc	5.700	03/15/37	343,974
210,000	Johnson Controls, Inc	5.500	01/15/16	224,655
150,000	Johnson Controls, Inc	2.600	12/01/16	155,438
300,000	Johnson Controls, Inc	1.400	11/02/17	299,791
160,000	Johnson Controls, Inc	4.250	03/01/21	172,580
300,000	Johnson Controls, Inc	3.625	07/02/24	301,322
270,000	Johnson Controls, Inc	6.000	01/15/36	323,810
325,000	Johnson Controls, Inc	4.625	07/02/44	325,257
100,000	Johnson Controls, Inc	4.950	07/02/64	101,302
300,000	Magna International, Inc	3.625	06/15/24	302,427
	TOTAL AUTOMOBILES & COMPONENTS			6,310,523

BANKS - 2.8%
200,000	Australia & New Zealand Banking Group Ltd	0.900	02/12/16	201,044
500,000	Australia & New Zealand Banking Group Ltd	1.250	01/10/17	503,082
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	254,637
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	494,230
500,000	Banco do Brasil S.A.	3.875	01/23/17	519,375
200,000	Banco do Brasil S.A.	3.875	10/10/22	188,000
100,000	Bancolombia S.A.	4.250	01/12/16	104,375
200,000	Bancolombia S.A.	5.950	06/03/21	220,500
500,000	Bank of ,NV Scotia	2.050	06/05/19	497,911
400,000	Bank of Montreal	0.800	11/06/15	402,173
500,000	Bank of Montreal	1.300	07/15/16	505,465
450,000	Bank of Montreal	2.500	01/11/17	468,126
200,000	Bank of Montreal	1.400	09/11/17	200,550
400,000	Bank of Montreal	1.450	04/09/18	396,366
300,000	Bank of Montreal	2.375	01/25/19	304,886
400,000	Bank of Montreal	2.550	11/06/22	387,198
100,000	Bank of Nova Scotia	2.050	10/07/15	101,944
200,000	Bank of Nova Scotia	0.750	10/09/15	200,621
500,000	Bank of Nova Scotia	2.900	03/29/16	519,853
750,000	Bank of Nova Scotia	1.375	07/15/16	758,565
30

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Bank of Nova Scotia	1.100%	12/13/16	$300,909
150,000		Bank of Nova Scotia	2.550	01/12/17	155,662
500,000		Bank of Nova Scotia	1.250	04/11/17	502,155
400,000		Bank of Nova Scotia	1.375	12/18/17	399,104
350,000		Bank of Nova Scotia	1.450	04/25/18	347,553
500,000		Bank of Nova Scotia	2.050	10/30/18	502,274
200,000		Bank of Nova Scotia	4.375	01/13/21	221,744
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	1.200	03/10/17	998,919
500,000		BB&T Corp	5.200	12/23/15	531,626
100,000		BB&T Corp	3.200	03/15/16	104,001
200,000		BB&T Corp	2.150	03/22/17	204,697
70,000		BB&T Corp	4.900	06/30/17	76,439
150,000		BB&T Corp	1.600	08/15/17	151,371
200,000		BB&T Corp	2.050	06/19/18	202,201
500,000		BB&T Corp	2.250	02/01/19	506,223
400,000		BB&T Corp	6.850	04/30/19	485,964
200,000		BB&T Corp	3.950	03/22/22	211,951
500,000		BBVA US Senior SAU	4.664	10/09/15	522,756
300,000		BPCE S.A.	1.700	04/25/16	302,760
500,000		BPCE S.A.	1.625	02/10/17	503,680
250,000		BPCE S.A.	2.500	12/10/18	253,416
500,000		BPCE S.A.	4.000	04/15/24	510,425
200,000		Branch Banking & Trust Co	1.450	10/03/16	202,170
300,000		Branch Banking & Trust Co	1.050	12/01/16	300,728
200,000		Branch Banking & Trust Co	1.000	04/03/17	199,234
300,000		Branch Banking & Trust Co	2.850	04/01/21	303,324
400,000		Canadian Imperial Bank of Commerce	0.900	10/01/15	401,964
425,000		Canadian Imperial Bank of Commerce	2.350	12/11/15	436,625
300,000		Canadian Imperial Bank of Commerce	1.550	01/23/18	299,976
125,000		Capital One Bank USA NA	1.150	11/21/16	125,491
300,000		Capital One Bank USA NA	1.200	02/13/17	299,987
250,000		Capital One Bank USA NA	1.500	03/22/18	247,669
400,000		Capital One Bank USA NA	2.150	11/21/18	402,302
300,000		Capital One Bank USA NA	2.250	02/13/19	301,904
300,000		Capital One Bank USA NA	2.300	06/05/19	301,301
972,000		Capital One Bank USA NA	3.375	02/15/23	965,434
800,000		Citigroup, Inc	4.950	11/07/43	854,239
500,000		Citigroup, Inc	1.250	01/15/16	503,011
500,000		Citigroup, Inc	1.300	04/01/16	502,985
1,750,000		Citigroup, Inc	3.953	06/15/16	1,846,383
1,000,000		Citigroup, Inc	1.700	07/25/16	1,013,144
500,000		Citigroup, Inc	1.300	11/15/16	500,645
200,000		Citigroup, Inc	4.450	01/10/17	215,402
500,000		Citigroup, Inc	1.350	03/10/17	499,714
11,000		Citigroup, Inc	6.000	08/15/17	12,451
915,000		Citigroup, Inc	6.125	11/21/17	1,046,529
750,000		Citigroup, Inc	1.750	05/01/18	745,040
407,000		Citigroup, Inc	6.125	05/15/18	468,913
300,000		Citigroup, Inc	2.500	09/26/18	304,890
500,000		Citigroup, Inc	2.550	04/08/19	503,910
2,810,000		Citigroup, Inc	5.375	08/09/20	3,220,091
2,700,000		Citigroup, Inc	4.500	01/14/22	2,934,905
31

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,675,000		Citigroup, Inc	4.050%	07/30/22	$1,716,031
870,000		Citigroup, Inc	3.375	03/01/23	866,671
600,000		Citigroup, Inc	3.500	05/15/23	584,068
1,000,000		Citigroup, Inc	3.875	10/25/23	1,024,260
750,000		Citigroup, Inc	3.750	06/16/24	752,094
400,000		Citigroup, Inc	5.500	09/13/25	446,188
200,000		Citigroup, Inc	5.875	01/30/42	239,265
225,000		Citigroup, Inc	6.675	09/13/43	280,106
375,000		Citigroup, Inc	5.300	05/06/44	391,143
250,000		Comerica Bank	5.750	11/21/16	277,398
50,000		Comerica Bank	5.200	08/22/17	55,465
300,000		Comerica, Inc	2.125	05/23/19	299,720
400,000		Commonwealth Bank of Australia	1.950	03/16/15	404,508
250,000		Commonwealth Bank of Australia	1.250	09/18/15	252,521
750,000		Commonwealth Bank of Australia	1.125	03/13/17	749,879
250,000		Commonwealth Bank of Australia	1.900	09/18/17	255,001
750,000		Commonwealth Bank of Australia	2.250	03/13/19	756,503
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	423,583
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	275,890
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	506,364
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,588,960
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	381,235
425,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	449,202
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	460,940
200,000		Corpbanca S.A.	3.125	01/15/18	199,478
900,000		Deutsche Bank AG	3.450	03/30/15	920,186
400,000		Deutsche Bank AG	1.400	02/13/17	402,033
1,750,000		Deutsche Bank AG	2.500	02/13/19	1,784,074
500,000	i	Deutsche Bank AG	4.296	05/24/28	490,060
500,000		Deutsche Bank AG.	3.700	05/30/24	500,152
400,000		Discover Bank	2.000	02/21/18	402,383
215,000		Discover Bank	7.000	04/15/20	258,250
400,000		Discover Bank	4.200	08/08/23	422,090
200,000		Discover Bank	4.250	03/13/26	207,734
250,000		Fifth Third Bancorp	4.750	02/01/15	256,061
450,000		Fifth Third Bancorp	3.625	01/25/16	469,792
500,000		Fifth Third Bancorp	1.150	11/18/16	501,617
300,000		Fifth Third Bancorp	1.350	06/01/17	300,649
500,000		Fifth Third Bancorp	1.450	02/28/18	498,321
300,000		Fifth Third Bancorp	2.300	03/01/19	301,564
375,000		Fifth Third Bancorp	2.375	04/25/19	379,870
200,000		Fifth Third Bancorp	3.500	03/15/22	206,402
500,000		Fifth Third Bancorp	4.300	01/16/24	521,069
140,000		Fifth Third Bancorp	8.250	03/01/38	206,033
100,000		First Horizon National Corp	5.375	12/15/15	105,786
200,000		First Niagara Financial Group, Inc	7.250	12/15/21	230,165
250,000		First Republic Bank	2.375	06/17/19	251,440
100,000		FirstMerit Corp	4.350	02/04/23	104,173
750,000		HSBC Bank USA NA	4.875	08/24/20	835,910
266,000		HSBC Bank USA NA	5.875	11/01/34	320,161
33,000		HSBC Bank USA NA	7.000	01/15/39	44,817
150,000		HSBC Holdings plc	4.875	01/14/22	168,336
32

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,350,000		HSBC Holdings plc	4.250%	03/14/24	$1,389,320
2,325,000		HSBC Holdings plc	6.500	09/15/37	2,866,853
550,000		HSBC Holdings plc	6.100	01/14/42	693,241
275,000		HSBC Holdings plc	5.250	03/14/44	294,470
300,000		HSBC USA, Inc	1.300	06/23/17	300,685
1,000,000		HSBC USA, Inc	1.625	01/16/18	1,002,239
750,000		HSBC USA, Inc	2.625	09/24/18	773,377
500,000		HSBC USA, Inc	2.250	06/23/19	501,648
500,000		HSBC USA, Inc	3.500	06/23/24	501,419
200,000		Huntington Bancshares, Inc	2.600	08/02/18	203,391
250,000		Huntington National Bank	1.350	08/02/16	251,756
200,000		Huntington National Bank	1.300	11/20/16	200,870
300,000		Huntington National Bank	2.200	04/01/19	300,397
1,500,000		Inter-American Development Bank	1.000	07/14/17	1,501,623
300,000		Intesa Sanpaolo S.p.A	3.125	01/15/16	308,371
200,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	203,020
625,000		Intesa Sanpaolo S.p.A	3.875	01/16/18	658,711
500,000		Intesa Sanpaolo S.p.A	3.875	01/15/19	524,362
200,000		Intesa Sanpaolo S.p.A	5.250	01/12/24	218,710
500,000		JPMorgan Chase & Co	0.800	04/23/15	500,087
1,610,000		JPMorgan Chase & Co	3.400	06/24/15	1,656,510
700,000		JPMorgan Chase & Co	5.150	10/01/15	737,080
500,000		JPMorgan Chase & Co	1.100	10/15/15	502,078
1,000,000		JPMorgan Chase & Co	1.125	02/26/16	1,004,704
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,304,400
300,000		JPMorgan Chase & Co	3.150	07/05/16	312,705
1,000,000		JPMorgan Chase & Co	1.350	02/15/17	1,003,552
850,000		JPMorgan Chase & Co	2.000	08/15/17	864,410
335,000		JPMorgan Chase & Co	6.000	01/15/18	383,615
400,000		JPMorgan Chase & Co	1.800	01/25/18	401,933
500,000		JPMorgan Chase & Co	1.625	05/15/18	498,046
1,000,000		JPMorgan Chase & Co	2.350	01/28/19	1,011,704
180,000		JPMorgan Chase & Co	4.950	03/25/20	202,689
700,000		JPMorgan Chase & Co	4.400	07/22/20	764,845
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,974,396
750,000		JPMorgan Chase & Co	4.625	05/10/21	826,691
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,111,534
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,095,739
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,164,380
600,000		JPMorgan Chase & Co	3.200	01/25/23	595,725
750,000		JPMorgan Chase & Co	3.375	05/01/23	736,139
1,000,000		JPMorgan Chase & Co	3.875	02/01/24	1,029,778
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,004,009
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,103,143
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,130,382
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	765,000
50,000		KeyBank NA	5.800	07/01/14	50,000
300,000		KeyBank NA	1.100	11/25/16	301,134
500,000		KeyBank NA	1.650	02/01/18	500,431
600,000		KeyCorp	3.750	08/13/15	620,679
400,000		KeyCorp	2.300	12/13/18	404,662
150,000		KeyCorp	5.100	03/24/21	169,966
33

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$700,000		Lloyds Bank plc	4.200%	03/28/17	$757,133
500,000		Lloyds Bank plc	2.300	11/27/18	507,658
300,000		Manufacturers & Traders Trust Co	1.250	01/30/17	300,994
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	198,507
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	303,525
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	291,200
250,000		National Australia Bank Ltd	2.000	03/09/15	252,880
250,000		National Australia Bank Ltd	1.600	08/07/15	253,172
400,000		National Australia Bank Ltd	0.900	01/20/16	402,378
300,000		National Australia Bank Ltd	1.300	07/25/16	302,790
250,000		National Australia Bank Ltd	2.750	03/09/17	260,662
500,000	g	National Australia Bank Ltd	1.300	06/30/17	500,523
300,000		National Australia Bank Ltd	2.300	07/25/18	305,618
500,000	g	National Australia Bank Ltd	2.250	07/01/19	500,588
200,000		National Australia Bank Ltd	3.000	01/20/23	195,327
250,000		National Bank of Canada	1.500	06/26/15	252,854
500,000		National Bank of Canada	1.450	11/07/17	498,997
350,000		Northern Trust Corp	2.375	08/02/22	336,207
500,000		Northern Trust Corp	3.950	10/30/25	519,634
300,000		People’s United Bank	4.000	07/15/24	301,569
100,000		People’s United Financial, Inc	3.650	12/06/22	100,240
200,000		PNC Bank NA	0.800	01/28/16	200,579
300,000		PNC Bank NA	1.300	10/03/16	302,848
400,000		PNC Bank NA	1.125	01/27/17	401,111
150,000		PNC Bank NA	2.200	01/28/19	151,478
800,000		PNC Bank NA	2.250	07/02/19	804,270
750,000		PNC Bank NA	2.700	11/01/22	722,970
500,000		PNC Bank NA	2.950	01/30/23	489,359
500,000		PNC Bank NA	3.800	07/25/23	517,871
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	146,428
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	305,699
700,000		PNC Funding Corp	2.700	09/19/16	726,914
645,000		PNC Funding Corp	5.125	02/08/20	736,765
50,000		PNC Funding Corp	4.375	08/11/20	54,569
400,000		PNC Funding Corp	3.300	03/08/22	407,924
740,000		Rabobank Nederland NV	2.125	10/13/15	756,405
500,000		Rabobank Nederland NV	4.500	01/11/21	549,846
350,000		Rabobank Nederland NV	5.250	05/24/41	390,119
71,000		Regions Financial Corp	7.750	11/10/14	72,774
350,000		Regions Financial Corp	2.000	05/15/18	348,768
500,000		Royal Bank of Canada	1.150	03/13/15	503,026
500,000		Royal Bank of Canada	0.800	10/30/15	501,801
200,000		Royal Bank of Canada	0.625	12/04/15	200,398
335,000		Royal Bank of Canada	2.625	12/15/15	345,634
300,000		Royal Bank of Canada	0.850	03/08/16	301,620
750,000		Royal Bank of Canada	1.125	07/22/16	755,965
700,000		Royal Bank of Canada	1.450	09/09/16	709,161
1,000,000		Royal Bank of Canada	1.200	01/23/17	1,006,003
500,000		Royal Bank of Canada	1.200	09/19/17	498,719
500,000		Royal Bank of Canada	2.200	07/27/18	510,586
500,000		Royal Bank of Canada	2.000	10/01/18	506,610
600,000		Royal Bank of Canada	2.150	03/15/19	604,829
34

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,650,000		Royal Bank of Scotland Group plc	2.550%	09/18/15	$1,684,030
500,000		Royal Bank of Scotland Group plc	1.875	03/31/17	504,455
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	294,368
750,000		Royal Bank of Scotland Group plc	6.125	01/11/21	882,263
150,000		Santander Holdings USA, Inc	3.000	09/24/15	154,070
200,000		Santander Holdings USA, Inc	3.450	08/27/18	211,941
250,000		Societe Generale S.A.	2.750	10/12/17	259,086
400,000		Societe Generale S.A.	2.625	10/01/18	407,924
250,000		Sovereign Bank	8.750	05/30/18	304,321
300,000		Sumitomo Mitsui Banking Corp	0.900	01/18/16	300,382
250,000		Sumitomo Mitsui Banking Corp	1.450	07/19/16	252,557
300,000		Sumitomo Mitsui Banking Corp	1.300	01/10/17	300,508
250,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	253,704
300,000		Sumitomo Mitsui Banking Corp	1.500	01/18/18	297,731
250,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	255,623
300,000		Sumitomo Mitsui Banking Corp	2.450	01/10/19	306,785
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	251,127
300,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	294,091
300,000		Sumitomo Mitsui Banking Corp	3.950	01/10/24	314,213
500,000		SunTrust Bank	1.350	02/15/17	502,162
300,000		SunTrust Bank	7.250	03/15/18	355,226
225,000		SunTrust Bank	2.750	05/01/23	215,985
100,000		SunTrust Banks, Inc	3.600	04/15/16	104,837
150,000		SunTrust Banks, Inc	3.500	01/20/17	158,817
100,000		SunTrust Banks, Inc	6.000	09/11/17	113,250
200,000		SunTrust Banks, Inc	2.350	11/01/18	202,557
50,000		SVB Financial Group	5.375	09/15/20	56,584
200,000		Svenska Handelsbanken AB	3.125	07/12/16	209,451
300,000		Svenska Handelsbanken AB	2.875	04/04/17	313,883
500,000		Svenska Handelsbanken AB	1.625	03/21/18	498,835
300,000		Svenska Handelsbanken AB	2.500	01/25/19	306,836
500,000		Svenska Handelsbanken AB	2.250	06/17/19	502,688
300,000		Toronto-Dominion Bank	2.500	07/14/16	310,703
300,000		Toronto-Dominion Bank	1.500	09/09/16	304,491
650,000		Toronto-Dominion Bank	2.375	10/19/16	672,734
500,000		Toronto-Dominion Bank	1.125	05/02/17	500,046
400,000		Toronto-Dominion Bank	1.400	04/30/18	396,673
600,000		Toronto-Dominion Bank	2.625	09/10/18	619,498
500,000		Toronto-Dominion Bank	2.125	07/02/19	499,764
250,000		Union Bank NA	1.500	09/26/16	253,468
250,000		Union Bank NA	2.625	09/26/18	257,101
200,000		Union Bank NA	2.250	05/06/19	200,812
315,000		Union Bank of California NA	5.950	05/11/16	344,096
225,000		UnionBanCal Corp	3.500	06/18/22	232,008
300,000		US Bancorp	2.200	11/15/16	309,384
940,000		US Bancorp	1.650	05/15/17	954,351
1,000,000		US Bancorp	1.950	11/15/18	1,006,584
500,000		US Bancorp	2.200	04/25/19	504,600
200,000		US Bancorp	2.950	07/15/22	196,955
375,000		US Bancorp	3.700	01/30/24	388,341
500,000		US Bank NA	1.100	01/30/17	501,885
250,000	i	US Bank NA	3.778	04/29/20	255,882
35

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Westlake Chemical Corp	3.600%	07/15/22	$150,040
1,455,000	Westpac Banking Corp	3.000	08/04/15	1,495,021
500,000	Westpac Banking Corp	1.125	09/25/15	503,924
150,000	Westpac Banking Corp	3.000	12/09/15	155,312
300,000	Westpac Banking Corp	1.050	11/25/16	300,750
500,000	Westpac Banking Corp	1.200	05/19/17	500,400
400,000	Westpac Banking Corp	2.000	08/14/17	408,708
750,000	Westpac Banking Corp	1.600	01/12/18	750,896
500,000	Westpac Banking Corp	2.250	07/30/18	509,406
500,000	Westpac Banking Corp	2.250	01/17/19	506,059
75,000	Westpac Banking Corp	4.875	11/19/19	84,478
	TOTAL BANKS			148,355,467

CAPITAL GOODS - 0.8%
250,000	Agilent Technologies, Inc	6.500	11/01/17	285,847
100,000	Agilent Technologies, Inc	5.000	07/15/20	109,752
100,000	Agilent Technologies, Inc	3.200	10/01/22	97,053
400,000	Agilent Technologies, Inc	3.875	07/15/23	405,337
200,000	Applied Materials, Inc	4.300	06/15/21	217,579
100,000	Applied Materials, Inc	5.850	06/15/41	116,878
200,000	Arrow Electronics, Inc	3.000	03/01/18	206,780
200,000	Arrow Electronics, Inc	5.125	03/01/21	217,961
225,000	Avnet, Inc	6.625	09/15/16	249,242
300,000	Avnet, Inc	4.875	12/01/22	319,332
100,000	Carlisle Cos, Inc	5.125	12/15/20	109,556
100,000	Carlisle Cos, Inc	3.750	11/15/22	99,883
250,000	Caterpillar Financial Services Corp	2.050	08/01/16	256,861
300,000	Caterpillar Financial Services Corp	1.750	03/24/17	305,450
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	569,029
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	497,856
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	228,018
200,000	Caterpillar Financial Services Corp	2.450	09/06/18	205,698
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,675,554
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	300,769
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	729,498
400,000	Caterpillar Financial Services Corp	3.300	06/09/24	399,792
50,000	Caterpillar, Inc	5.700	08/15/16	55,111
150,000	Caterpillar, Inc	1.500	06/26/17	151,703
200,000	Caterpillar, Inc	3.900	05/27/21	216,288
200,000	Caterpillar, Inc	3.400	05/15/24	202,277
738,000	Caterpillar, Inc	3.803	08/15/42	684,178
300,000	Caterpillar, Inc	4.300	05/15/44	300,745
100,000	Crane Co	2.750	12/15/18	102,279
150,000	CRH America, Inc	4.125	01/15/16	157,258
350,000	CRH America, Inc	6.000	09/30/16	388,329
300,000	CRH America, Inc	5.750	01/15/21	347,726
200,000	Cummins, Inc	3.650	10/01/23	207,524
200,000	Cummins, Inc	4.875	10/01/43	219,219
450,000	Danaher Corp	5.625	01/15/18	512,864
200,000	Danaher Corp	3.900	06/23/21	214,831
150,000	Deere & Co	2.600	06/08/22	146,664
218,000	Deere & Co	5.375	10/16/29	260,299
36

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$650,000	Deere & Co	3.900%	06/09/42	$618,638
200,000	Dover Corp	4.875	10/15/15	210,951
150,000	Dover Corp	5.450	03/15/18	169,295
100,000	Dover Corp	5.375	03/01/41	116,430
600,000	Eaton Corp	1.500	11/02/17	600,743
200,000	Eaton Corp	5.600	05/15/18	228,202
1,075,000	Eaton Corp	2.750	11/02/22	1,040,916
150,000	Eaton Corp	4.000	11/02/32	150,096
250,000	Eaton Corp	4.150	11/02/42	241,901
200,000	Emerson Electric Co	5.250	11/15/39	230,864
300,000	Emerson Electric Co	5.250	10/15/18	342,705
400,000	Emerson Electric Co	4.875	10/15/19	455,043
350,000	Emerson Electric Co	2.625	02/15/23	341,238
100,000	Energizer Holdings, Inc	4.700	05/19/21	102,980
100,000	Energizer Holdings, Inc	4.700	05/24/22	102,676
150,000	Flowserve Corp	3.500	09/15/22	148,140
200,000	Flowserve Corp	4.000	11/15/23	203,582
100,000	FMC Technologies, Inc	2.000	10/01/17	101,286
100,000	FMC Technologies, Inc	3.450	10/01/22	99,033
300,000	General Dynamics Corp	2.250	07/15/16	309,233
600,000	General Dynamics Corp	2.250	11/15/22	566,869
225,000	General Dynamics Corp	3.600	11/15/42	206,240
100,000	IDEX Corp	4.500	12/15/20	105,318
200,000	IDEX Corp	4.200	12/15/21	207,478
300,000	Illinois Tool Works, Inc	0.900	02/25/17	299,714
300,000	Illinois Tool Works, Inc	1.950	03/01/19	300,334
100,000	Illinois Tool Works, Inc	6.250	04/01/19	118,979
400,000	Illinois Tool Works, Inc	3.500	03/01/24	409,977
200,000	Illinois Tool Works, Inc	4.875	09/15/41	215,821
500,000	Illinois Tool Works, Inc	3.900	09/01/42	471,422
170,000	Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	202,538
250,000	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	256,270
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	315,600
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	233,043
125,000	John Deere Capital Corp	0.875	04/17/15	125,597
500,000	John Deere Capital Corp	0.750	01/22/16	502,171
100,000	John Deere Capital Corp	1.050	12/15/16	100,364
100,000	John Deere Capital Corp	2.000	01/13/17	102,638
800,000	John Deere Capital Corp	5.500	04/13/17	895,988
300,000	John Deere Capital Corp	1.125	06/12/17	300,636
250,000	John Deere Capital Corp	1.200	10/10/17	249,189
500,000	John Deere Capital Corp	1.300	03/12/18	494,821
200,000	John Deere Capital Corp	1.950	12/13/18	200,551
350,000	John Deere Capital Corp	1.700	01/15/20	339,770
400,000	John Deere Capital Corp	2.800	03/04/21	404,224
200,000	John Deere Capital Corp	3.150	10/15/21	205,099
200,000	John Deere Capital Corp	2.800	01/27/23	197,055
300,000	John Deere Capital Corp	3.350	06/12/24	301,993
100,000	Joy Global, Inc	5.125	10/15/21	109,046
200,000	Kennametal, Inc	2.650	11/01/19	199,703
150,000	Kennametal, Inc	3.875	02/15/22	150,182
100,000	KLA-Tencor Corp	6.900	05/01/18	117,656
37

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Legrand France S.A.	8.500%	02/15/25	$138,969
400,000		Lockheed Martin Corp	7.650	05/01/16	451,066
200,000		Lockheed Martin Corp	3.350	09/15/21	207,705
350,000		Lockheed Martin Corp	4.850	09/15/41	384,565
608,000		Lockheed Martin Corp	4.070	12/15/42	586,156
300,000		Mosaic Co	4.250	11/15/23	316,697
300,000		Mosaic Co	5.450	11/15/33	336,161
100,000		Mosaic Co	4.875	11/15/41	102,057
300,000		Mosaic Co	5.625	11/15/43	341,856
250,000		Parker Hannifin Corp	3.500	09/15/22	256,345
275,000		Pentair Finance S.A.	1.350	12/01/15	277,130
225,000		Pentair Finance S.A.	2.650	12/01/19	225,453
100,000		Pentair Finance S.A.	3.150	09/15/22	97,758
500,000		Precision Castparts Corp	1.250	01/15/18	496,570
275,000		Precision Castparts Corp	2.500	01/15/23	263,389
100,000		Precision Castparts Corp	3.900	01/15/43	96,169
50,000		Raytheon Co	4.400	02/15/20	54,377
450,000		Raytheon Co	3.125	10/15/20	465,469
500,000		Raytheon Co	2.500	12/15/22	480,153
200,000		Raytheon Co	7.200	08/15/27	262,023
100,000		Raytheon Co	4.700	12/15/41	107,847
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	306,048
100,000		Rockwell Automation, Inc	6.250	12/01/37	127,470
100,000		Rockwell Collins, Inc	3.100	11/15/21	100,534
125,000		Rockwell Collins, Inc	3.700	12/15/23	129,585
125,000		Rockwell Collins, Inc	4.800	12/15/43	135,952
200,000		Roper Industries, Inc	1.850	11/15/17	201,665
125,000		Roper Industries, Inc	2.050	10/01/18	125,203
100,000		Roper Industries, Inc	6.250	09/01/19	117,212
200,000		Roper Industries, Inc	3.125	11/15/22	195,363
750,000	g	Seagate HDD Cayman	4.750	01/01/25	744,375
100,000		Snap-on, Inc	4.250	01/15/18	107,468
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	257,445
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	586,228
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	111,192
250,000		Textron, Inc	5.600	12/01/17	281,094
500,000		Textron, Inc	3.650	03/01/21	515,547
200,000		Tupperware Brands Corp	4.750	06/01/21	215,895
21,000		Tyco International Finance S.A.	3.375	10/15/15	21,615
83,000		Tyco International Finance S.A.	8.500	01/15/19	102,384
500,000		United Technologies Corp	4.875	05/01/15	519,129
250,000		United Technologies Corp	1.800	06/01/17	255,350
1,400,000		United Technologies Corp	5.375	12/15/17	1,589,743
490,000		United Technologies Corp	4.500	04/15/20	547,803
825,000		United Technologies Corp	3.100	06/01/22	835,642
280,000		United Technologies Corp	5.400	05/01/35	333,497
280,000		United Technologies Corp	6.050	06/01/36	355,603
145,000		United Technologies Corp	5.700	04/15/40	178,000
1,350,000		United Technologies Corp	4.500	06/01/42	1,413,941
100,000		Valmont Industries, Inc	6.625	04/20/20	118,830
100,000		Xylem, Inc	3.550	09/20/16	105,351
300,000		Xylem, Inc	4.875	10/01/21	326,259
		TOTAL CAPITAL GOODS			43,400,596
38

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
$200,000	21st Century Fox America, Inc	4.000%	10/01/23	$208,458
225,000	21st Century Fox America, Inc	5.400	10/01/43	251,047
600,000	Air Lease Corp	3.375	01/15/19	617,250
200,000	Air Lease Corp	3.875	04/01/21	204,000
500,000	Daimler Finance North America LLC	8.500	01/18/31	758,440
300,000	eBay, Inc	0.700	07/15/15	301,184
300,000	eBay, Inc	1.350	07/15/17	301,411
200,000	eBay, Inc	3.250	10/15/20	207,109
400,000	eBay, Inc	2.600	07/15/22	383,224
200,000	eBay, Inc	4.000	07/15/42	178,747
150,000	Equifax, Inc	6.300	07/01/17	169,772
200,000	Equifax, Inc	3.300	12/15/22	195,859
700,000	European Investment Bank	1.000	08/17/17	700,367
500,000	Howard Hughes Medical Institute	3.500	09/01/23	514,782
200,000	Leidos Holdings, Inc	5.950	12/01/40	201,049
400,000	MasterCard, Inc	2.000	04/01/19	401,628
500,000	MasterCard, Inc	3.375	04/01/24	507,426
200,000	McGraw-Hill Cos, Inc	5.900	11/15/17	221,941
300,000	Moody’s Corp	4.500	09/01/22	314,524
400,000	Moody’s Corp	4.875	02/15/24	428,159
329,000	Reed Elsevier Capital, Inc	3.125	10/15/22	324,470
63,000	Republic Services, Inc	5.500	09/15/19	72,298
265,000	Republic Services, Inc	5.000	03/01/20	296,808
580,000	Republic Services, Inc	5.250	11/15/21	660,888
250,000	Republic Services, Inc	3.550	06/01/22	258,438
30,000	Republic Services, Inc	6.200	03/01/40	37,291
300,000	Republic Services, Inc	5.700	05/15/41	354,484
150,000	SAIC, Inc	4.450	12/01/20	153,331
100,000	Svensk Exportkredit AB	3.250	09/16/14	100,610
1,000,000	Svensk Exportkredit AB	1.750	05/30/17	1,021,458
500,000	Svensk Exportkredit AB	1.875	06/17/19	501,586
300,000	Thomson Reuters Corp	0.875	05/23/16	299,878
200,000	Thomson Reuters Corp	1.300	02/23/17	200,250
345,000	Thomson Reuters Corp	6.500	07/15/18	404,181
100,000	Thomson Reuters Corp	4.300	11/23/23	104,832
145,000	Thomson Reuters Corp	5.850	04/15/40	162,065
400,000	Thomson Reuters Corp	4.500	05/23/43	380,150
200,000	Thomson Reuters Corp	5.650	11/23/43	220,566
200,000	URS Corp	5.000	04/01/22	203,800
25,000	Vanderbilt University	5.250	04/01/19	28,692
310,000	Waste Management, Inc	4.600	03/01/21	342,969
850,000	Waste Management, Inc	2.900	09/15/22	832,555
1,000,000	Waste Management, Inc	3.500	05/15/24	1,006,008
255,000	Waste Management, Inc	6.125	11/30/39	319,612
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			15,353,597

CONSUMER DURABLES & APPAREL - 0.1%
200,000	Hasbro, Inc	3.150	05/15/21	201,071
100,000	Hasbro, Inc	6.350	03/15/40	119,734
39

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Hasbro, Inc	5.100%	05/15/44	$206,506
200,000	Leggett & Platt, Inc	3.400	08/15/22	198,648
150,000	Mattel, Inc	1.700	03/15/18	149,359
200,000	Mattel, Inc	2.350	05/06/19	200,913
100,000	Mattel, Inc	4.350	10/01/20	107,283
150,000	Mattel, Inc	3.150	03/15/23	146,461
100,000	Mattel, Inc	5.450	11/01/41	108,473
200,000	MDC Holdings, Inc	5.500	01/15/24	207,888
100,000	MDC Holdings, Inc	6.000	01/15/43	94,600
100,000	Mohawk Industries, Inc	3.850	02/01/23	99,625
100,000	Newell Rubbermaid, Inc	4.700	08/15/20	108,362
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	207,853
300,000	NIKE, Inc	2.250	05/01/23	282,971
300,000	NIKE, Inc	3.625	05/01/43	276,988
150,000	NVR, Inc	3.950	09/15/22	151,161
200,000	Ralph Lauren Corp	2.125	09/26/18	202,185
200,000	Signet UK Finance plc	4.700	06/15/24	203,226
220,000	VF Corp	6.450	11/01/37	280,443
100,000	Whirlpool Corp	2.400	03/01/19	100,637
150,000	Whirlpool Corp	4.700	06/01/22	162,599
100,000	Whirlpool Corp	3.700	03/01/23	100,987
100,000	Whirlpool Corp	4.000	03/01/24	102,324
100,000	Whirlpool Corp	5.150	03/01/43	106,389
	TOTAL CONSUMER DURABLES & APPAREL			4,126,686

CONSUMER SERVICES - 0.3%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	112,553
200,000	Brinker International, Inc	3.875	05/15/23	193,838
200,000	Catholic Health Initiatives	2.600	08/01/18	201,081
500,000	Catholic Health Initiatives	2.950	11/01/22	480,759
200,000	Catholic Health Initiatives	4.200	08/01/23	206,616
100,000	Cintas Corp No 2	4.300	06/01/21	107,848
200,000	Cintas Corp No 2	3.250	06/01/22	199,084
475,391	Continental Airlines	4.150	04/11/24	496,783
100,000	Cornell University	5.450	02/01/19	114,745
100,000	Darden Restaurants, Inc	6.200	10/15/17	114,441
200,000	Darden Restaurants, Inc	3.350	11/01/22	196,197
100,000	Darden Restaurants, Inc	6.800	10/15/37	113,654
75,000	Dartmouth College	4.750	06/01/19	84,621
300,000	Dun & Bradstreet Corp	3.250	12/01/17	310,652
100,000	George Washington University	3.485	09/15/22	99,777
175,000	GlaxoSmithKline Capital plc	0.750	05/08/15	175,714
300,000	GlaxoSmithKline Capital plc	1.500	05/08/17	303,425
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	296,123
100,000	Hyatt Hotels Corp	3.875	08/15/16	105,397
200,000	Hyatt Hotels Corp	3.375	07/15/23	194,955
75,000	Johns Hopkins University	5.250	07/01/19	85,542
200,000	Marriott International, Inc	3.000	03/01/19	206,784
200,000	Marriott International, Inc	3.375	10/15/20	207,363
200,000	Marriott International, Inc	3.250	09/15/22	197,777
250,000	Massachusetts Institute of Technology	5.600	07/01/11	313,721
200,000	Massachusetts Institute of Technology	4.678	07/01/14	213,441
40

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	McDonald’s Corp	1.875%	05/29/19	$301,824
720,000	McDonald’s Corp	3.500	07/15/20	768,025
550,000	McDonald’s Corp	2.625	01/15/22	544,756
500,000	McDonald’s Corp	3.250	06/10/24	501,428
280,000	McDonald’s Corp	6.300	03/01/38	361,152
500,000	McDonald’s Corp	3.625	05/01/43	450,654
750,000	President and Fellows of Harvard College	3.619	10/01/37	713,167
100,000	Princeton University	4.950	03/01/19	113,503
220,000	Princeton University	5.700	03/01/39	276,432
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	191,347
100,000	Trinity Acquisition plc	4.625	08/15/23	103,602
100,000	Trinity Acquisition plc	6.125	08/15/43	110,893
350,000	Walt Disney Co	0.875	12/01/14	350,979
70,000	Walt Disney Co	5.625	09/15/16	77,433
500,000	Walt Disney Co	0.875	05/30/17	498,190
700,000	Walt Disney Co	1.100	12/01/17	696,699
500,000	Walt Disney Co	1.850	05/30/19	497,087
850,000	Walt Disney Co	2.550	02/15/22	836,305
100,000	Walt Disney Co	4.375	08/16/41	102,982
200,000	Walt Disney Co	3.700	12/01/42	184,127
500,000	Walt Disney Co	4.125	06/01/44	491,981
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,220
250,000	Wyndham Worldwide Corp	2.950	03/01/17	259,669
150,000	Wyndham Worldwide Corp	2.500	03/01/18	152,290
200,000	Wyndham Worldwide Corp	4.250	03/01/22	205,556
200,000	Wyndham Worldwide Corp	3.900	03/01/23	200,911
200,000	Yale University	2.086	04/15/19	202,061
72,000	Yum! Brands, Inc	6.250	03/15/18	82,285
50,000	Yum! Brands, Inc	3.875	11/01/20	52,475
400,000	Yum! Brands, Inc	3.875	11/01/23	407,953
26,000	Yum! Brands, Inc	6.875	11/15/37	33,355
200,000	Yum! Brands, Inc	5.350	11/01/43	219,065
	TOTAL CONSUMER SERVICES			15,323,297

DIVERSIFIED FINANCIALS - 4.3%
300,000	Abbey National Treasury Services plc	4.000	04/27/16	316,323
500,000	Abbey National Treasury Services plc	1.375	03/13/17	501,892
500,000	Abbey National Treasury Services plc	3.050	08/23/18	523,612
500,000	Abbey National Treasury Services plc	4.000	03/13/24	515,975
150,000	ABN Amro Bank NV	4.650	06/04/18	157,899
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	206,925
250,000	African Development Bank	1.250	09/02/16	253,385
1,200,000	African Development Bank	1.125	03/15/17	1,208,270
500,000	African Development Bank	0.875	05/15/17	499,418
500,000	African Development Bank	1.625	10/02/18	502,975
20,000	Ahold Finance USA LLC	6.875	05/01/29	25,182
600,000	American Express Centurion Bank	0.875	11/13/15	602,977
400,000	American Express Co	6.150	08/28/17	457,703
190,000	American Express Co	7.000	03/19/18	225,939
300,000	American Express Co	1.550	05/22/18	299,045
293,000	American Express Co	2.650	12/02/22	285,719
329,000	American Express Co	4.050	12/03/42	316,632
41

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		American Express Credit Corp	1.750%	06/12/15	$202,537
1,750,000		American Express Credit Corp	2.750	09/15/15	1,795,834
500,000		American Express Credit Corp	1.300	07/29/16	504,159
1,600,000		American Express Credit Corp	2.800	09/19/16	1,665,958
400,000		American Express Credit Corp	2.375	03/24/17	413,525
500,000		American Express Credit Corp	1.125	06/05/17	499,475
175,000		American Express Credit Corp	2.125	07/27/18	177,810
750,000		American Express Credit Corp	2.125	03/18/19	753,187
300,000		American Honda Finance Corp	1.125	10/07/16	301,764
300,000		American Honda Finance Corp	2.125	10/10/18	304,759
125,000		Ameriprise Financial, Inc	5.650	11/15/15	133,338
295,000		Ameriprise Financial, Inc	5.300	03/15/20	337,630
400,000		Ameriprise Financial, Inc	4.000	10/15/23	421,692
300,000		Ares Capital Corp	4.875	11/30/18	318,913
220,000		Bank of America Corp	4.500	04/01/15	226,562
2,045,000		Bank of America Corp	3.700	09/01/15	2,114,172
300,000		Bank of America Corp	1.250	01/11/16	302,250
550,000		Bank of America Corp	3.625	03/17/16	574,476
1,200,000		Bank of America Corp	6.500	08/01/16	1,330,067
300,000		Bank of America Corp	1.350	11/21/16	300,882
585,000		Bank of America Corp	5.300	03/15/17	643,403
500,000		Bank of America Corp	5.420	03/15/17	550,101
1,000,000		Bank of America Corp	3.875	03/22/17	1,066,585
590,000		Bank of America Corp	5.750	12/01/17	665,473
900,000		Bank of America Corp	2.000	01/11/18	905,808
2,525,000		Bank of America Corp	2.600	01/15/19	2,554,702
750,000		Bank of America Corp	2.650	04/01/19	760,200
2,300,000		Bank of America Corp	5.875	01/05/21	2,690,903
500,000		Bank of America Corp	5.700	01/24/22	580,191
1,425,000		Bank of America Corp	3.300	01/11/23	1,404,560
2,000,000		Bank of America Corp	4.125	01/22/24	2,061,986
750,000		Bank of America Corp	4.000	04/01/24	765,398
1,500,000		Bank of America Corp	5.000	01/21/44	1,591,414
500,000		Bank of America Corp	4.875	04/01/44	515,967
1,000,000		Bank of America NA	1.125	11/14/16	1,000,710
500,000		Bank of America NA	1.250	02/14/17	500,619
500,000		Bank of New York Mellon Corp	0.700	03/04/16	500,990
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,185,994
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	102,169
500,000		Bank of New York Mellon Corp	1.300	01/25/18	495,171
300,000		Bank of New York Mellon Corp	2.100	08/01/18	304,276
500,000		Bank of New York Mellon Corp	2.100	01/15/19	502,979
400,000		Bank of New York Mellon Corp	2.200	03/04/19	403,488
500,000		Bank of New York Mellon Corp	3.550	09/23/21	525,560
250,000		Bank of New York Mellon Corp	3.650	02/04/24	257,789
500,000		Barclays Bank plc	2.750	02/23/15	507,538
1,900,000		Barclays Bank plc	5.000	09/22/16	2,065,207
500,000		Barclays Bank plc	2.500	02/20/19	506,452
500,000		Barclays Bank plc	5.140	10/14/20	547,648
600,000		Barclays Bank plc	3.750	05/15/24	602,144
80,000		Bear Stearns Cos LLC	5.300	10/30/15	84,800
116,000		Bear Stearns Cos LLC	5.550	01/22/17	127,871
42

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$50,000	Berkshire Hathaway, Inc	3.200%	02/11/15	$50,881
700,000	Berkshire Hathaway, Inc	1.900	01/31/17	716,846
400,000	Berkshire Hathaway, Inc	1.550	02/09/18	401,052
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	214,166
300,000	Berkshire Hathaway, Inc	3.000	02/11/23	299,633
300,000	Berkshire Hathaway, Inc	4.500	02/11/43	309,322
275,000	BlackRock, Inc	3.500	12/10/14	278,964
210,000	BlackRock, Inc	6.250	09/15/17	241,819
390,000	BlackRock, Inc	5.000	12/10/19	445,154
125,000	BlackRock, Inc	3.375	06/01/22	129,025
500,000	BlackRock, Inc	3.500	03/18/24	505,905
100,000	Block Financial LLC	5.125	10/30/14	101,166
200,000	Block Financial LLC	5.500	11/01/22	218,351
480,000	BNP Paribas S.A.	3.250	03/11/15	488,980
800,000	BNP Paribas S.A.	3.600	02/23/16	835,190
300,000	BNP Paribas S.A.	1.250	12/12/16	300,383
500,000	BNP Paribas S.A.	1.375	03/17/17	500,175
1,000,000	BNP Paribas S.A.	2.700	08/20/18	1,023,008
300,000	BNP Paribas S.A.	2.400	12/12/18	302,587
500,000	BNP Paribas S.A.	2.450	03/17/19	503,430
700,000	BNP Paribas S.A.	5.000	01/15/21	779,594
300,000	BNP Paribas S.A.	3.250	03/03/23	296,282
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	209,355
300,000	Capital One Financial Corp	2.150	03/23/15	303,642
600,000	Capital One Financial Corp	1.000	11/06/15	601,645
250,000	Capital One Financial Corp	3.150	07/15/16	260,886
500,000	Capital One Financial Corp	3.750	04/24/24	507,493
200,000	Charles Schwab Corp	0.850	12/04/15	200,808
300,000	Charles Schwab Corp	2.200	07/25/18	305,173
100,000	Charles Schwab Corp	4.450	07/22/20	111,580
200,000	Charles Schwab Corp	3.225	09/01/22	201,555
350,000	CME Group, Inc	3.000	09/15/22	348,327
200,000	CME Group, Inc	5.300	09/15/43	230,792
1,000,000	Credit Suisse	1.375	05/26/17	1,003,214
700,000	Credit Suisse	2.300	05/28/19	701,124
2,250,000	Credit Suisse	5.400	01/14/20	2,528,329
250,000	Diageo Investment Corp	2.875	05/11/22	248,758
100,000	Diageo Investment Corp	4.250	05/11/42	98,872
155,000	Digital Realty Trust LP	4.500	07/15/15	159,421
300,000	Digital Realty Trust LP	3.625	10/01/22	285,732
100,000	Discover Financial Services	5.200	04/27/22	110,984
17,000	Eaton Vance Corp	6.500	10/02/17	19,531
300,000	Eaton Vance Corp	3.625	06/15/23	305,725
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	494,816
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,261,669
400,000	Export-Import Bank of Korea	2.875	09/17/18	411,815
500,000	Export-Import Bank of Korea	4.000	01/14/24	532,305
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	300,858
1,000,000	Ford Motor Credit Co LLC	2.750	05/15/15	1,019,199
300,000	Ford Motor Credit Co LLC	2.500	01/15/16	307,610
500,000	Ford Motor Credit Co LLC	1.700	05/09/16	506,366
500,000	Ford Motor Credit Co LLC	1.500	01/17/17	502,718
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$800,000		Ford Motor Credit Co LLC	3.000%	06/12/17	$834,600
500,000		Ford Motor Credit Co LLC	1.724	12/06/17	500,203
900,000		Ford Motor Credit Co LLC	2.375	01/16/18	919,359
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,112,451
400,000		Ford Motor Credit Co LLC	2.875	10/01/18	414,017
500,000		Ford Motor Credit Co LLC	2.375	03/12/19	502,427
1,000,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,174,063
450,000		Ford Motor Credit Co LLC	4.250	09/20/22	479,985
500,000		Ford Motor Credit Co LLC	4.375	08/06/23	533,964
125,000		Franklin Resources, Inc	3.125	05/20/15	127,973
150,000		Franklin Resources, Inc	2.800	09/15/22	146,802
1,605,000		General Electric Capital Corp	3.500	06/29/15	1,655,293
350,000		General Electric Capital Corp	1.625	07/02/15	354,452
400,000		General Electric Capital Corp	2.250	11/09/15	409,154
750,000		General Electric Capital Corp	1.000	12/11/15	755,764
500,000		General Electric Capital Corp	1.000	01/08/16	503,587
1,050,000		General Electric Capital Corp	2.950	05/09/16	1,094,709
1,000,000		General Electric Capital Corp	1.500	07/12/16	1,014,367
200,000		General Electric Capital Corp	2.900	01/09/17	209,209
800,000		General Electric Capital Corp	2.300	04/27/17	826,286
1,625,000		General Electric Capital Corp	5.625	09/15/17	1,839,542
500,000		General Electric Capital Corp	1.600	11/20/17	503,097
300,000		General Electric Capital Corp	1.625	04/02/18	300,491
1,000,000		General Electric Capital Corp	2.300	01/14/19	1,020,124
200,000		General Electric Capital Corp	2.100	12/11/19	199,900
630,000		General Electric Capital Corp	5.500	01/08/20	730,301
1,855,000		General Electric Capital Corp	4.375	09/16/20	2,048,705
250,000		General Electric Capital Corp	4.625	01/07/21	278,384
300,000		General Electric Capital Corp	5.300	02/11/21	341,136
200,000		General Electric Capital Corp	4.650	10/17/21	222,408
1,900,000		General Electric Capital Corp	3.150	09/07/22	1,908,677
500,000		General Electric Capital Corp	3.100	01/09/23	496,075
2,000,000		General Electric Capital Corp	3.450	05/15/24	2,007,156
2,625,000		General Electric Capital Corp	6.750	03/15/32	3,462,792
1,200,000		General Electric Capital Corp	5.875	01/14/38	1,455,846
1,227,000		General Electric Capital Corp	6.875	01/10/39	1,648,202
1,630,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,681,213
500,000		Goldman Sachs Group, Inc	1.600	11/23/15	505,188
1,875,000		Goldman Sachs Group, Inc	3.625	02/07/16	1,954,269
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	624,827
1,450,000		Goldman Sachs Group, Inc	2.375	01/22/18	1,472,527
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	68,809
750,000		Goldman Sachs Group, Inc	2.900	07/19/18	772,702
1,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	1,520,388
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,458,325
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,837,606
1,150,000		Goldman Sachs Group, Inc	6.000	06/15/20	1,340,446
1,300,000		Goldman Sachs Group, Inc	5.250	07/27/21	1,459,813
2,325,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,690,453
1,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,807,742
1,500,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,526,938
500,000	h	Goldman Sachs Group, Inc	3.850	07/08/24	499,340
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$65,000		Goldman Sachs Group, Inc	6.450%	05/01/36	$75,902
2,150,000		Goldman Sachs Group, Inc	6.250	02/01/41	2,622,791
475,000	h	Goldman Sachs Group, Inc	4.800	07/08/44	472,682
1,200,000		HSBC Finance Corp	5.500	01/19/16	1,285,112
782,000		HSBC Finance Corp	6.676	01/15/21	935,195
200,000		IntercontinentalExchange Group, Inc	2.500	10/15/18	204,585
200,000		IntercontinentalExchange Group, Inc	4.000	10/15/23	210,846
500,000		International Finance Corp	1.250	07/16/18	498,169
125,000		Invesco Finance plc	3.125	11/30/22	123,983
200,000		Invesco Finance plc	4.000	01/30/24	208,963
200,000		Invesco Finance plc	5.375	11/30/43	226,254
130,000		Jefferies Group, Inc	3.875	11/09/15	134,153
425,000		Jefferies Group, Inc	8.500	07/15/19	531,250
500,000		Jefferies Group, Inc	6.875	04/15/21	584,565
100,000		Jefferies Group, Inc	6.450	06/08/27	113,470
2,000,000		KFW	1.000	06/11/18	1,972,200
3,600,000		KFW	0.625	04/24/15	3,613,248
1,000,000		KFW	0.500	04/19/16	1,000,630
4,500,000		KFW	1.250	02/15/17	4,553,325
1,000,000		KFW	2.750	10/01/20	1,037,677
2,750,000		KFW	2.000	10/04/22	2,652,543
400,000		Korea Development Bank	3.000	03/17/19	412,658
500,000		Korea Development Bank	3.750	01/22/24	522,154
100,000		Korea Finance Corp	3.250	09/20/16	104,380
700,000		Korea Finance Corp	2.250	08/07/17	711,115
500,000		Korea Finance Corp	2.875	08/22/18	513,338
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,037,260
1,350,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,488,471
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,238,379
6,925,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	7,686,210
2,525,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,802,801
500,000		Landwirtschaftliche Rentenbank	1.750	04/15/19	501,538
1,000,000		Landwirtschaftliche Rentenbank	1.375	10/23/19	976,453
250,000		Lazard Group LLC	4.250	11/14/20	261,924
100,000		Legg Mason, Inc	2.700	07/15/19	100,703
400,000		Legg Mason, Inc	5.625	01/15/44	434,788
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,439,272
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,237,038
1,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,730,456
100,000		Morgan Stanley	2.875	07/28/14	100,178
675,000		Morgan Stanley	1.750	02/25/16	684,586
200,000		Morgan Stanley	3.800	04/29/16	209,985
970,000		Morgan Stanley	5.450	01/09/17	1,068,547
300,000		Morgan Stanley	4.750	03/22/17	326,622
550,000		Morgan Stanley	5.550	04/27/17	611,656
245,000		Morgan Stanley	5.950	12/28/17	278,925
600,000		Morgan Stanley	2.125	04/25/18	606,591
1,450,000		Morgan Stanley	2.500	01/24/19	1,466,240
796,000		Morgan Stanley	7.300	05/13/19	973,307
300,000		Morgan Stanley	5.625	09/23/19	345,063
590,000		Morgan Stanley	5.500	01/26/20	675,295
200,000		Morgan Stanley	5.750	01/25/21	232,325
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,200,000		Morgan Stanley	5.500%	07/28/21	$1,378,592
2,500,000		Morgan Stanley	4.875	11/01/22	2,683,545
1,350,000		Morgan Stanley	4.100	05/22/23	1,369,458
1,000,000		Morgan Stanley	3.875	04/29/24	1,012,120
750,000		Morgan Stanley	5.000	11/24/25	799,926
600,000		Morgan Stanley	7.250	04/01/32	804,600
500,000		Morgan Stanley	6.375	07/24/42	634,422
400,000	i	Murray Street Investment Trust	4.647	03/09/17	432,313
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	244,097
250,000		NASDAQ OMX Group, Inc	4.250	06/01/24	253,446
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	155,976
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	990,202
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	356,054
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	203,275
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	492,055
250,000		Nomura Holdings, Inc	5.000	03/04/15	257,007
260,000		Nomura Holdings, Inc	4.125	01/19/16	272,352
400,000		Nomura Holdings, Inc	2.000	09/13/16	406,528
500,000		Nomura Holdings, Inc	2.750	03/19/19	508,649
430,000		Nomura Holdings, Inc	6.700	03/04/20	516,954
300,000		NYSE Euronext	2.000	10/05/17	305,691
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	890,912
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	988,549
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	499,806
600,000		ORIX Corp	5.000	01/12/16	636,065
200,000		ORIX Corp	3.750	03/09/17	211,151
500,000		PACCAR Financial Corp	0.700	11/16/15	501,815
300,000		PACCAR Financial Corp	1.600	03/15/17	303,701
200,000		PACCAR Financial Corp	1.100	06/06/17	199,799
200,000		Principal Life Income Funding Trust	5.550	04/27/15	208,477
200,000		Prospect Capital Corp	5.875	03/15/23	206,563
100,000		Raymond James Financial, Inc	4.250	04/15/16	105,620
300,000		Raymond James Financial, Inc	5.625	04/01/24	338,330
500,000		Sasol Financing International plc	4.500	11/14/22	507,405
200,000		State Street Corp	2.875	03/07/16	207,646
150,000		State Street Corp	1.350	05/15/18	148,321
300,000		State Street Corp	4.375	03/07/21	332,519
400,000		State Street Corp	3.100	05/15/23	392,796
350,000		State Street Corp	3.700	11/20/23	363,039
300,000		Syngenta Finance NV	3.125	03/28/22	302,233
150,000		TD Ameritrade Holding Corp	4.150	12/01/14	152,335
250,000		Toyota Motor Credit Corp	3.200	06/17/15	256,867
700,000		Toyota Motor Credit Corp	2.800	01/11/16	724,707
500,000		Toyota Motor Credit Corp	0.800	05/17/16	502,754
150,000		Toyota Motor Credit Corp	2.050	01/12/17	154,082
400,000		Toyota Motor Credit Corp	1.750	05/22/17	407,690
500,000		Toyota Motor Credit Corp	1.250	10/05/17	499,655
500,000		Toyota Motor Credit Corp	1.375	01/10/18	500,606
500,000		Toyota Motor Credit Corp	2.000	10/24/18	505,587
500,000		Toyota Motor Credit Corp	2.100	01/17/19	504,436
750,000		Toyota Motor Credit Corp	2.750	05/17/21	753,015
300,000		Toyota Motor Credit Corp	3.400	09/15/21	312,930
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Toyota Motor Credit Corp	2.625%	01/10/23	$388,032
1,000,000		UBS AG.	5.875	07/15/16	1,095,358
162,000		UBS AG.	5.750	04/25/18	185,740
1,671,000		UBS AG.	4.875	08/04/20	1,873,184
500,000		Unilever Capital Corp	2.750	02/10/16	518,534
400,000		Unilever Capital Corp	0.850	08/02/17	396,840
250,000		Unilever Capital Corp	4.800	02/15/19	281,600
300,000		Unilever Capital Corp	2.200	03/06/19	304,341
250,000		Unilever Capital Corp	4.250	02/10/21	275,416
330,000		Unilever Capital Corp	5.900	11/15/32	429,780
1,000,000		Wells Fargo & Co	1.500	07/01/15	1,011,278
650,000	i	Wells Fargo & Co	3.676	06/15/16	685,947
500,000		Wells Fargo & Co	1.250	07/20/16	504,317
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,282,043
500,000		Wells Fargo & Co	1.150	06/02/17	499,120
1,400,000		Wells Fargo & Co	1.500	01/16/18	1,397,612
425,000		Wells Fargo & Co	2.150	01/15/19	428,854
500,000		Wells Fargo & Co	2.125	04/22/19	501,709
1,000,000		Wells Fargo & Co	3.000	01/22/21	1,020,248
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,335,298
3,500,000		Wells Fargo & Co	3.500	03/08/22	3,617,691
700,000		Wells Fargo & Co	3.450	02/13/23	696,575
500,000		Wells Fargo & Co	4.125	08/15/23	519,403
334,000		Wells Fargo & Co	4.480	01/16/24	353,774
650,000		Wells Fargo & Co	4.100	06/03/26	658,189
264,000		Wells Fargo & Co	5.375	02/07/35	308,484
225,000		Wells Fargo & Co	5.375	11/02/43	247,509
1,143,000		Wells Fargo & Co	5.606	01/15/44	1,309,485
500,000		Wells Fargo Bank NA	0.750	07/20/15	502,075
200,000		Zions Bancorporation	4.500	06/13/23	206,298
		TOTAL DIVERSIFIED FINANCIALS			229,198,467

ENERGY - 2.6%
650,000		Anadarko Petroleum Corp	5.950	09/15/16	719,912
700,000		Anadarko Petroleum Corp	6.375	09/15/17	805,938
465,000		Anadarko Petroleum Corp	8.700	03/15/19	599,076
1,325,000		Anadarko Petroleum Corp	6.200	03/15/40	1,670,749
100,000		Apache Corp	1.750	04/15/17	101,772
400,000		Apache Corp	6.900	09/15/18	478,978
200,000		Apache Corp	3.250	04/15/22	205,717
980,000		Apache Corp	5.100	09/01/40	1,078,675
300,000		Apache Corp	5.250	02/01/42	336,627
350,000		Apache Corp	4.750	04/15/43	366,794
300,000		Apache Corp	4.250	01/15/44	295,048
200,000		Baker Hughes, Inc	7.500	11/15/18	245,942
450,000		Baker Hughes, Inc	3.200	08/15/21	463,846
415,000		Baker Hughes, Inc	5.125	09/15/40	472,045
200,000		Boardwalk Pipelines LP	5.750	09/15/19	220,128
200,000		Boardwalk Pipelines LP	3.375	02/01/23	184,857
590,000		BP Capital Markets plc	3.125	10/01/15	609,735
700,000		BP Capital Markets plc	0.700	11/06/15	702,019
1,000,000		BP Capital Markets plc	3.200	03/11/16	1,044,193
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		BP Capital Markets plc	1.846%	05/05/17	$204,262
850,000		BP Capital Markets plc	1.375	11/06/17	851,198
500,000		BP Capital Markets plc	1.375	05/10/18	495,347
300,000		BP Capital Markets plc	2.241	09/26/18	305,370
500,000		BP Capital Markets plc	2.237	05/10/19	504,292
300,000		BP Capital Markets plc	4.500	10/01/20	331,938
150,000		BP Capital Markets plc	4.742	03/11/21	168,176
650,000		BP Capital Markets plc	3.561	11/01/21	679,649
200,000		BP Capital Markets plc	3.245	05/06/22	202,473
850,000		BP Capital Markets plc	2.500	11/06/22	811,176
300,000		BP Capital Markets plc	3.994	09/26/23	316,048
500,000		BP Capital Markets plc	3.814	02/10/24	516,576
100,000		Buckeye Partners LP	5.300	10/15/14	101,289
200,000		Buckeye Partners LP	2.650	11/15/18	203,335
200,000		Buckeye Partners LP	4.875	02/01/21	218,410
200,000		Buckeye Partners LP	5.850	11/15/43	222,859
575,000		Burlington Resources Finance Co	7.200	08/15/31	798,816
200,000		Burlington Resources Finance Co	7.400	12/01/31	282,186
200,000		Cameron International Corp	1.150	12/15/16	200,027
100,000		Cameron International Corp	6.375	07/15/18	116,672
150,000		Cameron International Corp	3.600	04/30/22	153,641
500,000		Cameron International Corp	4.000	12/15/23	518,093
100,000		Cameron International Corp	5.950	06/01/41	117,950
200,000		Cameron International Corp	5.125	12/15/43	213,047
600,000		Canadian Natural Resources Ltd	5.700	05/15/17	672,028
100,000		Canadian Natural Resources Ltd	3.800	04/15/24	103,081
850,000		Canadian Natural Resources Ltd	6.250	03/15/38	1,058,210
340,000		Cenovus Energy, Inc	5.700	10/15/19	394,284
625,000		Cenovus Energy, Inc	3.000	08/15/22	614,092
200,000		Cenovus Energy, Inc	4.450	09/15/42	198,093
400,000		Cenovus Energy, Inc	5.200	09/15/43	440,394
100,000		Chevron Corp	0.889	06/24/16	100,637
500,000		Chevron Corp	1.104	12/05/17	497,701
750,000		Chevron Corp	1.718	06/24/18	755,890
200,000		Chevron Corp	4.950	03/03/19	227,804
750,000		Chevron Corp	2.427	06/24/20	761,045
650,000		Chevron Corp	2.355	12/05/22	624,822
250,000		Chevron Corp	3.191	06/24/23	253,915
200,000		ConocoPhillips	1.050	12/15/17	198,074
600,000		ConocoPhillips	5.750	02/01/19	698,585
600,000		ConocoPhillips	2.400	12/15/22	576,956
250,000		ConocoPhillips	5.900	05/15/38	314,542
1,035,000		ConocoPhillips	6.500	02/01/39	1,388,035
500,000		ConocoPhillips Holding Co	6.950	04/15/29	684,689
1,000,000		Continental Resources, Inc	4.500	04/15/23	1,068,186
250,000	g	Continental Resources, Inc	3.800	06/01/24	252,701
100,000	g	Continental Resources, Inc	4.900	06/01/44	103,330
300,000		DCP Midstream Operating LP	2.500	12/01/17	308,608
200,000		DCP Midstream Operating LP	2.700	04/01/19	202,584
200,000		DCP Midstream Operating LP	4.950	04/01/22	219,570
200,000		DCP Midstream Operating LP	5.600	04/01/44	220,949
300,000		Devon Energy Corp	1.200	12/15/16	300,909
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Devon Energy Corp	1.875%	05/15/17	$152,591
500,000	Devon Energy Corp	2.250	12/15/18	505,842
850,000	Devon Energy Corp	6.300	01/15/19	998,068
525,000	Devon Energy Corp	3.250	05/15/22	528,850
600,000	Devon Energy Corp	7.950	04/15/32	849,632
200,000	Devon Energy Corp	4.750	05/15/42	207,822
300,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	349,360
200,000	Diamond Offshore Drilling, Inc	3.450	11/01/23	200,526
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	113,413
175,000	Diamond Offshore Drilling, Inc	4.875	11/01/43	176,624
300,000	Ecopetrol S.A.	4.250	09/18/18	321,000
550,000	Ecopetrol S.A.	7.625	07/23/19	671,687
500,000	Ecopetrol S.A.	5.875	09/18/23	561,250
200,000	Ecopetrol S.A.	7.375	09/18/43	247,000
300,000	Ecopetrol S.A.	5.875	05/28/45	310,284
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	302,142
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	373,315
495,000	Enbridge Energy Partners LP	5.200	03/15/20	552,778
300,000	Enbridge Energy Partners LP	5.500	09/15/40	326,858
300,000	EnCana Corp	3.900	11/15/21	316,986
220,000	EnCana Corp	6.500	05/15/19	261,885
515,000	EnCana Corp	6.625	08/15/37	647,068
400,000	EnCana Corp	5.150	11/15/41	436,020
400,000	Ensco plc	3.250	03/15/16	416,300
1,200,000	Ensco plc	4.700	03/15/21	1,307,269
40,000	Enterprise Products Operating LLC	5.600	10/15/14	40,592
145,000	Enterprise Products Operating LLC	5.000	03/01/15	149,366
200,000	Enterprise Products Operating LLC	1.250	08/13/15	201,409
735,000	Enterprise Products Operating LLC	6.300	09/15/17	848,513
130,000	Enterprise Products Operating LLC	6.500	01/31/19	154,216
600,000	Enterprise Products Operating LLC	5.200	09/01/20	685,006
400,000	Enterprise Products Operating LLC	4.050	02/15/22	425,146
1,100,000	Enterprise Products Operating LLC	3.350	03/15/23	1,101,923
500,000	Enterprise Products Operating LLC	3.900	02/15/24	517,229
480,000	Enterprise Products Operating LLC	6.125	10/15/39	584,615
300,000	Enterprise Products Operating LLC	4.850	08/15/42	310,226
100,000	Enterprise Products Operating LLC	4.450	02/15/43	98,095
500,000	Enterprise Products Operating LLC	4.850	03/15/44	515,876
500,000	Enterprise Products Operating LLC	5.100	02/15/45	533,727
500,000	EOG Resources, Inc	2.500	02/01/16	514,245
200,000	EOG Resources, Inc	2.450	04/01/20	201,548
440,000	EOG Resources, Inc	4.100	02/01/21	479,215
600,000	EOG Resources, Inc	2.625	03/15/23	579,022
50,000	EQT Corp	6.500	04/01/18	56,803
350,000	EQT Corp	8.125	06/01/19	437,922
500,000	Exxon Mobil Corp	0.921	03/15/17	500,524
500,000	Exxon Mobil Corp	1.819	03/15/19	503,527
500,000	Exxon Mobil Corp	3.176	03/15/24	509,838
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	201,774
300,000	Halliburton Co	1.000	08/01/16	301,550
400,000	Halliburton Co	2.000	08/01/18	404,159
400,000	Halliburton Co	6.150	09/15/19	477,265
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Halliburton Co	3.500%	08/01/23	$307,667
400,000		Halliburton Co	7.450	09/15/39	579,121
250,000		Halliburton Co	4.500	11/15/41	260,159
300,000		Halliburton Co	4.750	08/01/43	324,688
200,000		Hess Corp	1.300	06/15/17	200,338
425,000		Hess Corp	8.125	02/15/19	534,635
200,000		Hess Corp	3.500	07/15/24	200,395
200,000		Hess Corp	7.875	10/01/29	275,597
940,000		Hess Corp	5.600	02/15/41	1,093,021
30,000		Husky Energy, Inc	7.250	12/15/19	37,274
200,000		Husky Energy, Inc	3.950	04/15/22	211,584
1,000,000		Husky Energy, Inc	4.000	04/15/24	1,038,860
130,000		Husky Energy, Inc	6.800	09/15/37	171,644
200,000		Magellan Midstream Partners LP	6.550	07/15/19	237,671
125,000		Magellan Midstream Partners LP	4.250	02/01/21	136,162
500,000		Magellan Midstream Partners LP	4.200	12/01/42	475,316
200,000		Marathon Oil Corp	0.900	11/01/15	200,702
400,000		Marathon Oil Corp	6.000	10/01/17	457,309
650,000		Marathon Oil Corp	2.800	11/01/22	631,758
255,000		Marathon Oil Corp	6.600	10/01/37	328,634
200,000		Marathon Petroleum Corp	3.500	03/01/16	208,857
250,000		Marathon Petroleum Corp	5.125	03/01/21	283,448
350,000		Marathon Petroleum Corp	6.500	03/01/41	432,229
125,000		Murphy Oil Corp	2.500	12/01/17	127,938
200,000		Murphy Oil Corp	4.000	06/01/22	202,426
200,000		Murphy Oil Corp	3.700	12/01/22	199,051
200,000		Murphy Oil Corp	5.125	12/01/42	197,492
200,000		Nabors Industries, Inc	2.350	09/15/16	204,174
125,000		Nabors Industries, Inc	6.150	02/15/18	142,413
350,000		Nabors Industries, Inc	4.625	09/15/21	379,115
100,000		Nabors Industries, Inc	5.100	09/15/23	109,181
100,000		National Oilwell Varco, Inc	1.350	12/01/17	100,028
300,000		National Oilwell Varco, Inc	2.600	12/01/22	289,267
300,000		National Oilwell Varco, Inc	3.950	12/01/42	287,149
935,000		Nexen, Inc	6.400	05/15/37	1,125,124
150,000		Noble Energy, Inc	8.250	03/01/19	189,100
700,000		Noble Energy, Inc	6.000	03/01/41	842,325
300,000		Noble Energy, Inc	5.250	11/15/43	330,723
100,000		Noble Holding International Ltd	3.450	08/01/15	102,851
100,000		Noble Holding International Ltd	2.500	03/15/17	102,303
305,000		Noble Holding International Ltd	4.900	08/01/20	336,455
100,000		Noble Holding International Ltd	6.200	08/01/40	114,816
400,000		Noble Holding International Ltd	5.250	03/15/42	414,282
350,000		Occidental Petroleum Corp	2.500	02/01/16	360,504
350,000		Occidental Petroleum Corp	1.750	02/15/17	356,474
250,000		Occidental Petroleum Corp	1.500	02/15/18	249,476
250,000		Occidental Petroleum Corp	3.125	02/15/22	253,442
550,000		Occidental Petroleum Corp	2.700	02/15/23	534,034
300,000	g	ONE Gas, Inc	2.070	02/01/19	300,263
100,000	g	ONE Gas, Inc	3.610	02/01/24	103,391
100,000	g	ONE Gas, Inc	4.658	02/01/44	107,717
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	471,565
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$785,000		Pemex Project Funding Master Trust	5.750%	03/01/18	$885,088
925,000		Petrobras Global Finance BV	3.250	03/17/17	948,393
750,000		Petrobras Global Finance BV	3.000	01/15/19	736,238
1,500,000		Petrobras Global Finance BV	4.875	03/17/20	1,540,650
1,300,000		Petrobras Global Finance BV	6.250	03/17/24	1,383,720
750,000		Petrobras Global Finance BV	5.625	05/20/43	678,750
1,000,000		Petrobras Global Finance BV	7.250	03/17/44	1,102,500
500,000		Petrobras International Finance Co	2.875	02/06/15	505,335
350,000		Petrobras International Finance Co	3.875	01/27/16	360,868
47,000		Petrobras International Finance Co	6.125	10/06/16	51,136
625,000		Petrobras International Finance Co	3.500	02/06/17	641,563
1,125,000		Petrobras International Finance Co	7.875	03/15/19	1,311,570
100,000		Petrobras International Finance Co	5.750	01/20/20	106,880
1,400,000		Petrobras International Finance Co	5.375	01/27/21	1,459,122
875,000		Petrobras International Finance Co	6.875	01/20/40	916,563
75,000		Petro-Canada	6.800	05/15/38	99,280
700,000		Petrohawk Energy Corp	7.250	08/15/18	731,500
505,000		Petroleos Mexicanos	4.875	03/15/15	519,140
400,000		Petroleos Mexicanos	3.500	07/18/18	420,400
200,000	g	Petroleos Mexicanos	3.125	01/23/19	206,900
980,000		Petroleos Mexicanos	8.000	05/03/19	1,214,220
775,000		Petroleos Mexicanos	6.000	03/05/20	886,600
800,000		Petroleos Mexicanos	5.500	01/21/21	898,000
240,000		Petroleos Mexicanos	4.875	01/24/22	259,632
255,000		Petroleos Mexicanos	1.700	12/20/22	250,393
255,000		Petroleos Mexicanos	2.000	12/20/22	253,637
400,000		Petroleos Mexicanos	3.500	01/30/23	390,600
450,000	g	Petroleos Mexicanos	4.875	01/18/24	482,625
300,000		Petroleos Mexicanos	4.875	01/18/24	321,750
1,040,000		Petroleos Mexicanos	6.500	06/02/41	1,209,000
1,775,000		Petroleos Mexicanos	5.500	06/27/44	1,847,775
575,000	g	Petroleos Mexicanos	6.375	01/23/45	667,719
900,000		Phillips 66	2.950	05/01/17	943,228
150,000		Phillips 66	4.300	04/01/22	162,345
400,000		Phillips 66	5.875	05/01/42	479,230
300,000		Pioneer Natural Resources Co	6.650	03/15/17	341,481
375,000		Pioneer Natural Resources Co	3.950	07/15/22	393,828
200,000		Plains All American Pipeline LP	6.125	01/15/17	224,129
700,000		Plains All American Pipeline LP	5.000	02/01/21	791,197
200,000		Plains All American Pipeline LP	2.850	01/31/23	192,655
400,000		Plains All American Pipeline LP	3.850	10/15/23	410,883
100,000		Plains All American Pipeline LP	6.650	01/15/37	126,927
250,000		Plains All American Pipeline LP	5.150	06/01/42	271,299
300,000		Plains All American Pipeline LP	4.700	06/15/44	304,049
500,000		Plains Exploration & Production Co	6.875	02/15/23	585,000
100,000		Rowan Cos, Inc	5.000	09/01/17	108,462
300,000		Rowan Cos, Inc	7.875	08/01/19	366,380
250,000		Rowan Cos, Inc	4.875	06/01/22	267,790
200,000		Rowan Cos, Inc	4.750	01/15/24	211,606
100,000		Rowan Cos, Inc	5.400	12/01/42	99,711
200,000		Rowan Cos, Inc	5.850	01/15/44	215,901
750,000		Schlumberger Investment S.A.	3.650	12/01/23	779,948
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$440,000	Shell International Finance BV	3.100%	06/28/15	$452,016
300,000	Shell International Finance BV	0.625	12/04/15	300,798
300,000	Shell International Finance BV	0.900	11/15/16	301,235
200,000	Shell International Finance BV	1.125	08/21/17	199,591
500,000	Shell International Finance BV	2.000	11/15/18	506,928
805,000	Shell International Finance BV	4.300	09/22/19	894,682
1,130,000	Shell International Finance BV	4.375	03/25/20	1,257,130
200,000	Shell International Finance BV	2.375	08/21/22	192,635
500,000	Shell International Finance BV	2.250	01/06/23	473,615
500,000	Shell International Finance BV	3.400	08/12/23	510,377
421,000	Shell International Finance BV	6.375	12/15/38	554,681
200,000	Shell International Finance BV	3.625	08/21/42	182,357
700,000	Shell International Finance BV	4.550	08/12/43	737,302
200,000	Southwestern Energy Co	7.500	02/01/18	238,360
325,000	Southwestern Energy Co	4.100	03/15/22	344,445
210,000	Statoil ASA	2.900	10/15/14	211,566
350,000	Statoil ASA	3.125	08/17/17	370,435
375,000	Statoil ASA	1.200	01/17/18	372,293
300,000	Statoil ASA	1.150	05/15/18	295,566
300,000	Statoil ASA	1.950	11/08/18	302,561
450,000	Statoil ASA	5.250	04/15/19	516,650
300,000	Statoil ASA	2.900	11/08/20	308,430
250,000	Statoil ASA	3.150	01/23/22	255,473
375,000	Statoil ASA	2.450	01/17/23	359,946
300,000	Statoil ASA	2.650	01/15/24	288,304
300,000	Statoil ASA	3.700	03/01/24	313,744
200,000	Statoil ASA	5.100	08/17/40	227,696
400,000	Statoil ASA	4.250	11/23/41	403,240
300,000	Statoil ASA	3.950	05/15/43	289,472
300,000	Statoil ASA	4.800	11/08/43	330,741
550,000	Suncor Energy, Inc	6.100	06/01/18	638,311
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,798,181
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	308,838
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	315,647
300,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	295,935
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	115,381
25,000	Talisman Energy, Inc	7.750	06/01/19	30,968
450,000	Talisman Energy, Inc	3.750	02/01/21	465,216
300,000	Talisman Energy, Inc	5.850	02/01/37	329,963
200,000	Talisman Energy, Inc	5.500	05/15/42	216,848
200,000	Total Capital Canada Ltd	1.450	01/15/18	200,071
300,000	Total Capital Canada Ltd	2.750	07/15/23	291,180
400,000	Total Capital International S.A.	0.750	01/25/16	401,386
500,000	Total Capital International S.A.	1.000	08/12/16	503,091
300,000	Total Capital International S.A.	2.125	01/10/19	303,887
500,000	Total Capital International S.A.	2.100	06/19/19	502,232
300,000	Total Capital International S.A.	2.750	06/19/21	300,656
1,000,000	Total Capital International S.A.	2.875	02/17/22	998,214
400,000	Total Capital International S.A.	2.700	01/25/23	386,405
300,000	Total Capital International S.A.	3.700	01/15/24	310,589
300,000	Total Capital International S.A.	3.750	04/10/24	312,282
300,000	TransCanada PipeLines Ltd	0.875	03/02/15	301,083
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		TransCanada PipeLines Ltd	0.750%	01/15/16	$501,264
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	645,930
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	1,013,600
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	206,396
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	530,314
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	406,327
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	681,766
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	249,020
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	218,598
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	312,375
200,000		Transocean, Inc	2.500	10/15/17	204,238
443,000		Transocean, Inc	6.000	03/15/18	500,381
700,000		Transocean, Inc	6.500	11/15/20	809,591
350,000		Transocean, Inc	6.375	12/15/21	404,894
550,000		Transocean, Inc	3.800	10/15/22	544,348
200,000		Transocean, Inc	6.800	03/15/38	228,110
165,000		Vale Overseas Ltd	6.250	01/23/17	184,635
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,122,037
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,583,171
150,000		Vale Overseas Ltd	8.250	01/17/34	186,827
864,000		Vale Overseas Ltd	6.875	11/21/36	956,483
680,000		Valero Energy Corp	6.125	02/01/20	803,570
330,000		Valero Energy Corp	7.500	04/15/32	438,124
500,000		Valero Energy Corp	6.625	06/15/37	621,268
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	940,829
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	73,619
350,000		Weatherford International Ltd	9.625	03/01/19	459,303
200,000		Weatherford International Ltd	4.500	04/15/22	212,651
500,000		Weatherford International Ltd	5.950	04/15/42	567,046
300,000		XTO Energy, Inc	6.250	08/01/17	345,969
		TOTAL ENERGY			139,837,557

FOOD & STAPLES RETAILING - 0.2%
200,000		CVS Caremark Corp	1.200	12/05/16	201,222
110,000		CVS Caremark Corp	5.750	06/01/17	123,899
300,000		CVS Caremark Corp	2.250	12/05/18	303,671
185,000		CVS Caremark Corp	4.750	05/18/20	207,084
500,000		CVS Caremark Corp	4.125	05/15/21	540,312
500,000		CVS Caremark Corp	2.750	12/01/22	482,940
250,000		CVS Caremark Corp	4.000	12/05/23	261,616
650,000		CVS Caremark Corp	6.125	09/15/39	809,364
400,000		CVS Caremark Corp	5.300	12/05/43	452,186
105,000		Delhaize Group S.A.	6.500	06/15/17	118,400
100,000		Delhaize Group S.A.	4.125	04/10/19	105,011
235,000		Delhaize Group S.A.	5.700	10/01/40	250,659
300,000		Kroger Co	6.400	08/15/17	343,686
55,000		Kroger Co	6.800	12/15/18	65,111
445,000		Kroger Co	6.150	01/15/20	522,458
200,000		Kroger Co	3.400	04/15/22	202,711
200,000		Kroger Co	3.850	08/01/23	205,493
300,000		Kroger Co	4.000	02/01/24	311,223
100,000		Kroger Co	6.900	04/15/38	129,416
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Kroger Co	5.000%	04/15/42	$264,242
300,000	Kroger Co	5.150	08/01/43	324,087
239,000	Safeway, Inc	6.350	08/15/17	272,110
25,000	Safeway, Inc	5.000	08/15/19	26,276
240,000	Safeway, Inc	3.950	08/15/20	244,507
350,000	Safeway, Inc	4.750	12/01/21	359,534
50,000	Starbucks Corp	6.250	08/15/17	57,433
200,000	Starbucks Corp	2.000	12/05/18	201,416
350,000	Starbucks Corp	3.850	10/01/23	367,768
200,000	SYSCO Corp	5.250	02/12/18	223,944
250,000	SYSCO Corp	2.600	06/12/22	242,529
100,000	SYSCO Corp	5.375	09/21/35	114,406
450,000	Walgreen Co	1.000	03/13/15	451,717
200,000	Walgreen Co	1.800	09/15/17	201,731
100,000	Walgreen Co	5.250	01/15/19	113,470
200,000	Walgreen Co	3.100	09/15/22	196,491
200,000	Walgreen Co	4.400	09/15/42	192,794
	TOTAL FOOD & STAPLES RETAILING			9,490,917

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	52,026
56,000	Altria Group, Inc	9.700	11/10/18	73,379
228,000	Altria Group, Inc	9.250	08/06/19	302,985
1,800,000	Altria Group, Inc	4.750	05/05/21	1,985,409
800,000	Altria Group, Inc	2.850	08/09/22	769,829
200,000	Altria Group, Inc	2.950	05/02/23	191,465
300,000	Altria Group, Inc	4.000	01/31/24	308,259
50,000	Altria Group, Inc	10.200	02/06/39	84,883
300,000	Altria Group, Inc	4.250	08/09/42	279,505
300,000	Altria Group, Inc	4.500	05/02/43	289,198
300,000	Altria Group, Inc	5.375	01/31/44	328,600
500,000	Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	502,446
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	297,836
500,000	Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	503,043
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	480,258
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	513,152
400,000	Anheuser-Busch InBev Finance, Inc	4.000	01/17/43	379,132
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,040,420
500,000	Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	502,250
950,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	985,176
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,580,914
2,150,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,060,207
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	627,506
100,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	90,790
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	113,594
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	710,206
200,000	Beam, Inc	1.750	06/15/18	197,135
200,000	Beam, Inc	3.250	05/15/22	197,721
200,000	Beam, Inc	3.250	06/15/23	196,698
450,000	Bottling Group LLC	5.125	01/15/19	510,590
200,000	Brown-Forman Corp	1.000	01/15/18	195,419
200,000	Brown-Forman Corp	2.250	01/15/23	185,681
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Bunge Ltd	4.100%	03/15/16	$420,013
100,000	Bunge Ltd	3.200	06/15/17	104,263
100,000	Bunge Ltd	8.500	06/15/19	125,662
325,000	Campbell Soup Co	3.050	07/15/17	341,231
100,000	Campbell Soup Co	4.250	04/15/21	107,356
150,000	Campbell Soup Co	2.500	08/02/22	141,129
150,000	Campbell Soup Co	3.800	08/02/42	129,071
400,000	Coca-Cola Co	1.150	04/01/18	396,075
300,000	Coca-Cola Co	2.500	04/01/23	289,970
325,000	Coca-Cola Co	1.500	11/15/15	329,857
1,835,000	Coca-Cola Co	1.800	09/01/16	1,878,091
300,000	Coca-Cola Co	0.750	11/01/16	299,727
500,000	Coca-Cola Co	1.650	03/14/18	505,218
300,000	Coca-Cola Co	1.650	11/01/18	300,752
300,000	Coca-Cola Co	2.450	11/01/20	301,580
410,000	Coca-Cola Co	3.150	11/15/20	430,540
600,000	Coca-Cola Co	3.200	11/01/23	606,463
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	152,747
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	104,307
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	101,755
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	202,411
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	109,821
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	513,550
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	221,938
100,000	Coca-Cola HBC Finance BV	5.500	09/17/15	105,185
300,000	ConAgra Foods, Inc	1.900	01/25/18	300,723
200,000	ConAgra Foods, Inc	2.100	03/15/18	200,639
325,000	ConAgra Foods, Inc	7.000	04/15/19	390,737
200,000	ConAgra Foods, Inc	3.250	09/15/22	196,933
125,000	ConAgra Foods, Inc	3.200	01/25/23	120,483
100,000	ConAgra Foods, Inc	7.000	10/01/28	127,342
100,000	ConAgra Foods, Inc	6.625	08/15/39	125,103
450,000	ConAgra Foods, Inc	4.650	01/25/43	443,704
100,000	Corn Products International, Inc	4.625	11/01/20	107,749
350,000	Diageo Capital plc	5.500	09/30/16	385,982
1,000,000	Diageo Capital plc	1.500	05/11/17	1,011,448
325,000	Diageo Capital plc	5.750	10/23/17	370,600
500,000	Diageo Capital plc	1.125	04/29/18	490,294
200,000	Diageo Capital plc	5.875	09/30/36	242,216
400,000	Diageo Capital plc	3.875	04/29/43	370,816
100,000	Dr Pepper Snapple Group, Inc	2.900	01/15/16	103,419
350,000	Dr Pepper Snapple Group, Inc	2.600	01/15/19	355,561
150,000	Dr Pepper Snapple Group, Inc	2.000	01/15/20	147,099
150,000	Dr Pepper Snapple Group, Inc	2.700	11/15/22	143,825
150,000	Flowers Foods, Inc	4.375	04/01/22	157,615
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	190,538
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	278,931
342,000	Fortune Brands, Inc	5.375	01/15/16	364,075
100,000	General Mills, Inc	0.875	01/29/16	100,439
210,000	General Mills, Inc	5.650	02/15/19	243,609
200,000	General Mills, Inc	3.150	12/15/21	204,132
500,000	General Mills, Inc	3.650	02/15/24	511,324
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	General Mills, Inc	5.400%	06/15/40	$168,935
100,000	General Mills, Inc	4.150	02/15/43	97,384
100,000	Hershey Co	1.500	11/01/16	101,836
150,000	Hershey Co	4.125	12/01/20	164,270
400,000	Hershey Co	2.625	05/01/23	386,740
250,000	Ingredion, Inc	1.800	09/25/17	250,193
100,000	JM Smucker Co	3.500	10/15/21	103,405
200,000	Kellogg Co	1.125	05/15/15	201,392
100,000	Kellogg Co	1.875	11/17/16	101,967
200,000	Kellogg Co	1.750	05/17/17	202,378
379,000	Kellogg Co	4.000	12/15/20	400,860
100,000	Kellogg Co	7.450	04/01/31	129,571
100,000	Kraft Foods Group, Inc	1.625	06/04/15	101,029
600,000	Kraft Foods Group, Inc	2.250	06/05/17	616,349
1,525,000	Kraft Foods Group, Inc	3.500	06/06/22	1,565,817
794,000	Kraft Foods Group, Inc	6.500	02/09/40	1,016,739
300,000	Kraft Foods Group, Inc	6.500	02/09/40	380,439
400,000	Kraft Foods Group, Inc	5.000	06/04/42	427,639
200,000	Lorillard Tobacco Co	3.500	08/04/16	209,230
300,000	Lorillard Tobacco Co	2.300	08/21/17	306,191
270,000	Lorillard Tobacco Co	6.875	05/01/20	320,857
350,000	Lorillard Tobacco Co	3.750	05/20/23	345,666
200,000	McCormick & Co, Inc	3.500	09/01/23	206,723
150,000	Molson Coors Brewing Co	3.500	05/01/22	151,626
300,000	Molson Coors Brewing Co	5.000	05/01/42	313,886
2,000,000	Mondelez International, Inc	2.250	02/01/19	2,013,692
1,000,000	Mondelez International, Inc	4.000	02/01/24	1,035,793
300,000	PepsiCo, Inc	0.700	02/26/16	300,716
850,000	PepsiCo, Inc	2.500	05/10/16	879,683
300,000	PepsiCo, Inc	0.950	02/22/17	299,598
250,000	PepsiCo, Inc	1.250	08/13/17	250,826
840,000	PepsiCo, Inc	7.900	11/01/18	1,045,578
400,000	PepsiCo, Inc	2.250	01/07/19	407,983
100,000	PepsiCo, Inc	4.500	01/15/20	111,266
400,000	PepsiCo, Inc	3.125	11/01/20	416,699
200,000	PepsiCo, Inc	3.000	08/25/21	203,011
400,000	PepsiCo, Inc	2.750	03/05/22	396,271
500,000	PepsiCo, Inc	2.750	03/01/23	488,796
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,030,142
310,000	PepsiCo, Inc	4.875	11/01/40	336,896
400,000	PepsiCo, Inc	4.000	03/05/42	381,937
200,000	PepsiCo, Inc	3.600	08/13/42	178,490
500,000	Philip Morris International, Inc	1.125	08/21/17	498,519
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,492,427
300,000	Philip Morris International, Inc	1.875	01/15/19	299,290
200,000	Philip Morris International, Inc	2.900	11/15/21	201,638
200,000	Philip Morris International, Inc	2.500	08/22/22	193,726
500,000	Philip Morris International, Inc	2.625	03/06/23	485,537
300,000	Philip Morris International, Inc	3.600	11/15/23	309,982
240,000	Philip Morris International, Inc	6.375	05/16/38	307,923
150,000	Philip Morris International, Inc	4.375	11/15/41	150,119
200,000	Philip Morris International, Inc	4.500	03/20/42	203,504
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Philip Morris International, Inc	3.875%	08/21/42	$139,423
300,000	Philip Morris International, Inc	4.125	03/04/43	289,000
200,000	Philip Morris International, Inc	4.875	11/15/43	215,403
400,000	Reynolds American, Inc	1.050	10/30/15	399,923
50,000	Reynolds American, Inc	6.750	06/15/17	57,404
200,000	Reynolds American, Inc	7.750	06/01/18	240,655
400,000	Reynolds American, Inc	3.250	11/01/22	385,905
200,000	Reynolds American, Inc	4.850	09/15/23	214,303
65,000	Reynolds American, Inc	7.250	06/15/37	81,363
400,000	Reynolds American, Inc	4.750	11/01/42	381,433
200,000	Reynolds American, Inc	6.150	09/15/43	229,029
133,000	Sara Lee Corp	4.100	09/15/20	137,599
400,000	Tyson Foods, Inc	4.500	06/15/22	419,475
	TOTAL FOOD, BEVERAGE & TOBACCO			57,821,839

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000	Allergan, Inc	5.750	04/01/16	107,734
200,000	Allergan, Inc	1.350	03/15/18	193,054
250,000	Allergan, Inc	3.375	09/15/20	247,027
200,000	Allergan, Inc	2.800	03/15/23	180,362
450,000	AmerisourceBergen Corp	1.150	05/15/17	449,473
100,000	AmerisourceBergen Corp	3.500	11/15/21	103,827
400,000	AmerisourceBergen Corp	3.400	05/15/24	398,961
200,000	Ascension Health, Inc	4.847	11/15/53	219,036
200,000	Baxter International, Inc	4.625	03/15/15	205,992
300,000	Baxter International, Inc	0.950	06/01/16	301,284
200,000	Baxter International, Inc	5.900	09/01/16	221,291
300,000	Baxter International, Inc	1.850	06/15/18	300,459
420,000	Baxter International, Inc	4.500	08/15/19	464,596
300,000	Baxter International, Inc	3.200	06/15/23	297,550
116,000	Baxter International, Inc	6.250	12/01/37	147,366
150,000	Baxter International, Inc	3.650	08/15/42	132,395
300,000	Baxter International, Inc	4.500	06/15/43	307,311
25,000	Becton Dickinson & Co	5.000	05/15/19	28,314
150,000	Becton Dickinson & Co	3.250	11/12/20	155,951
850,000	Becton Dickinson & Co	3.125	11/08/21	873,853
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	105,891
300,000	Boston Scientific Corp	6.400	06/15/16	330,821
150,000	Boston Scientific Corp	2.650	10/01/18	153,335
650,000	Boston Scientific Corp	6.000	01/15/20	755,627
150,000	Boston Scientific Corp	4.125	10/01/23	155,874
200,000	Cardinal Health, Inc	4.000	06/15/15	206,639
200,000	Cardinal Health, Inc	1.700	03/15/18	199,287
100,000	Cardinal Health, Inc	4.625	12/15/20	111,205
100,000	Cardinal Health, Inc	3.200	06/15/22	100,236
200,000	Cardinal Health, Inc	3.200	03/15/23	198,253
100,000	Cardinal Health, Inc	4.600	03/15/43	101,763
100,000	CareFusion Corp	5.125	08/01/14	100,371
100,000	CareFusion Corp	1.450	05/15/17	99,925
100,000	CareFusion Corp	6.375	08/01/19	117,078
200,000	CareFusion Corp	3.300	03/01/23	193,016
300,000	CareFusion Corp	4.875	05/15/44	303,051
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Coventry Health Care, Inc	6.300%	08/15/14	$100,715
100,000	Coventry Health Care, Inc	5.450	06/15/21	116,451
450,000	Covidien International Finance S.A.	6.000	10/15/17	514,759
650,000	Covidien International Finance S.A.	3.200	06/15/22	653,811
500,000	Covidien International Finance S.A.	2.950	06/15/23	486,680
100,000	Covidien International Finance S.A.	6.550	10/15/37	131,298
225,000	CR Bard, Inc	1.375	01/15/18	223,038
100,000	CR Bard, Inc	4.400	01/15/21	109,267
100,000	DENTSPLY International, Inc	4.125	08/15/21	103,749
100,000	Edwards Lifesciences Corp	2.875	10/15/18	102,190
300,000	Express Scripts Holding Co	3.125	05/15/16	312,547
150,000	Express Scripts Holding Co	3.500	11/15/16	159,268
300,000	Express Scripts Holding Co	2.650	02/15/17	311,671
200,000	Express Scripts Holding Co	1.250	06/02/17	199,649
300,000	Express Scripts Holding Co	2.250	06/15/19	298,745
250,000	Express Scripts Holding Co	4.750	11/15/21	276,695
525,000	Express Scripts Holding Co	3.900	02/15/22	549,436
300,000	Express Scripts Holding Co	3.500	06/15/24	296,857
450,000	Express Scripts Holding Co	6.125	11/15/41	547,766
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	100,903
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	108,580
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	208,308
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	101,793
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	254,743
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	202,373
200,000	Laboratory Corp of America Holdings	4.000	11/01/23	202,646
200,000	Mayo Clinic Rochester	4.000	11/15/47	190,120
100,000	McKesson Corp	0.950	12/04/15	100,403
430,000	McKesson Corp	3.250	03/01/16	447,271
25,000	McKesson Corp	5.700	03/01/17	27,978
500,000	McKesson Corp	1.292	03/10/17	501,322
180,000	McKesson Corp	4.750	03/01/21	200,540
100,000	McKesson Corp	2.700	12/15/22	95,706
200,000	McKesson Corp	2.850	03/15/23	192,854
500,000	McKesson Corp	3.796	03/15/24	511,167
100,000	McKesson Corp	6.000	03/01/41	120,506
375,000	McKesson Corp	4.883	03/15/44	393,809
250,000	Medco Health Solutions, Inc	2.750	09/15/15	255,978
250,000	Medco Health Solutions, Inc	7.125	03/15/18	295,305
205,000	Medtronic, Inc	4.750	09/15/15	215,646
300,000	Medtronic, Inc	0.875	02/27/17	298,903
250,000	Medtronic, Inc	1.375	04/01/18	248,370
200,000	Medtronic, Inc	5.600	03/15/19	230,122
605,000	Medtronic, Inc	4.450	03/15/20	670,047
500,000	Medtronic, Inc	3.625	03/15/24	512,845
200,000	Medtronic, Inc	4.500	03/15/42	203,790
150,000	Medtronic, Inc	4.000	04/01/43	142,852
500,000	Medtronic, Inc	4.625	03/15/44	525,152
350,000	NYU Hospitals Center	5.750	07/01/43	402,654
150,000	PerkinElmer, Inc	5.000	11/15/21	162,142
44,000	Quest Diagnostics, Inc	5.450	11/01/15	46,615
235,000	Quest Diagnostics, Inc	6.400	07/01/17	266,806
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Quest Diagnostics, Inc	2.700%	04/01/19	$303,810
400,000	Quest Diagnostics, Inc	4.700	04/01/21	431,436
400,000	Quest Diagnostics, Inc	4.250	04/01/24	407,315
150,000	Quest Diagnostics, Inc	6.950	07/01/37	181,995
450,000	St. Jude Medical, Inc	2.500	01/15/16	461,974
200,000	St. Jude Medical, Inc	3.250	04/15/23	198,242
200,000	St. Jude Medical, Inc	4.750	04/15/43	205,357
150,000	Stryker Corp	3.000	01/15/15	152,163
150,000	Stryker Corp	2.000	09/30/16	153,862
200,000	Stryker Corp	1.300	04/01/18	197,252
90,000	Stryker Corp	4.375	01/15/20	99,459
200,000	Stryker Corp	3.375	05/15/24	200,141
200,000	Stryker Corp	4.100	04/01/43	190,892
200,000	Stryker Corp	4.375	05/15/44	199,003
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	171,644
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	564,445
175,000	Thermo Fisher Scientific, Inc	1.300	02/01/17	175,258
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	351,498
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	101,018
455,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	496,949
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	246,936
100,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	104,575
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	221,983
100,000	Zimmer Holdings, Inc	1.400	11/30/14	100,418
150,000	Zimmer Holdings, Inc	3.375	11/30/21	152,863
106,000	Zimmer Holdings, Inc	5.750	11/30/39	123,189
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			28,694,726

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
100,000	Avon Products, Inc	2.375	03/15/16	101,322
100,000	Avon Products, Inc	6.500	03/01/19	112,048
150,000	Avon Products, Inc	4.600	03/15/20	155,550
150,000	Avon Products, Inc	5.000	03/15/23	151,826
100,000	Avon Products, Inc	6.950	03/15/43	102,899
25,000	Clorox Co	5.000	01/15/15	25,604
350,000	Clorox Co	3.550	11/01/15	362,832
100,000	Clorox Co	3.800	11/15/21	104,737
100,000	Clorox Co	3.050	09/15/22	99,201
400,000	Colgate-Palmolive Co	1.300	01/15/17	404,254
300,000	Colgate-Palmolive Co	0.900	05/01/18	292,120
300,000	Colgate-Palmolive Co	1.750	03/15/19	299,193
200,000	Colgate-Palmolive Co	2.300	05/03/22	194,161
200,000	Colgate-Palmolive Co	1.950	02/01/23	186,226
300,000	Colgate-Palmolive Co	3.250	03/15/24	305,348
60,000	Colgate-Palmolive Co	6.450	06/16/28	76,298
150,000	Ecolab, Inc	2.375	12/08/14	151,296
300,000	Ecolab, Inc	1.000	08/09/15	301,467
100,000	Ecolab, Inc	3.000	12/08/16	104,587
250,000	Ecolab, Inc	1.450	12/08/17	250,320
350,000	Ecolab, Inc	4.350	12/08/21	383,797
100,000	Ecolab, Inc	5.500	12/08/41	116,629
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	189,776
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Estee Lauder Cos, Inc	6.000%	05/15/37	$122,098
400,000		Procter & Gamble Co	0.750	11/04/16	399,635
400,000		Procter & Gamble Co	1.600	11/15/18	401,014
1,825,000		Procter & Gamble Co	4.700	02/15/19	2,061,179
800,000		Procter & Gamble Co	2.300	02/06/22	781,606
300,000		Procter & Gamble Co	3.100	08/15/23	302,467
225,000		Procter & Gamble Co	5.550	03/05/37	274,185
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,813,675

INSURANCE - 1.2%
200,000		ACE INA Holdings, Inc	5.600	05/15/15	208,805
100,000		ACE INA Holdings, Inc	2.600	11/23/15	102,682
25,000		ACE INA Holdings, Inc	5.800	03/15/18	28,614
500,000		ACE INA Holdings, Inc	5.900	06/15/19	584,954
250,000		ACE INA Holdings, Inc	2.700	03/13/23	242,298
300,000		ACE INA Holdings, Inc	3.350	05/15/24	302,612
150,000		ACE INA Holdings, Inc	4.150	03/13/43	147,403
400,000		Aegon NV	4.625	12/01/15	421,527
125,000		Aetna, Inc	1.500	11/15/17	125,473
200,000		Aetna, Inc	6.500	09/15/18	236,456
300,000		Aetna, Inc	2.200	03/15/19	300,790
250,000		Aetna, Inc	3.950	09/01/20	271,182
500,000		Aetna, Inc	2.750	11/15/22	483,016
240,000		Aetna, Inc	6.625	06/15/36	312,263
350,000		Aetna, Inc	4.500	05/15/42	356,097
500,000		Aetna, Inc	4.125	11/15/42	479,799
200,000		Aflac, Inc	8.500	05/15/19	257,877
300,000		Aflac, Inc	4.000	02/15/22	321,002
300,000		Aflac, Inc	3.625	06/15/23	306,190
125,000		Aflac, Inc	6.900	12/17/39	166,831
300,000		Alleghany Corp	4.950	06/27/22	326,610
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	112,410
1,250,000		Allstate Corp	3.150	06/15/23	1,254,255
100,000		Allstate Corp	4.500	06/15/43	103,889
200,000	i	Allstate Corp	5.750	08/15/53	214,811
100,000		American Financial Group, Inc	9.875	06/15/19	130,830
700,000		American International Group, Inc	3.800	03/22/17	748,026
1,350,000		American International Group, Inc	8.250	08/15/18	1,677,252
750,000		American International Group, Inc	3.375	08/15/20	779,350
900,000		American International Group, Inc	6.400	12/15/20	1,086,521
900,000		American International Group, Inc	4.875	06/01/22	1,002,207
300,000		American International Group, Inc	4.125	02/15/24	315,790
800,000		American International Group, Inc	6.250	05/01/36	1,005,638
328,000		American International Group, Inc	6.820	11/15/37	441,385
200,000		Aon Corp	3.125	05/27/16	208,204
50,000		Aon Corp	5.000	09/30/20	56,084
200,000		Aon Corp	6.250	09/30/40	248,917
200,000		Aon plc	4.000	11/27/23	209,915
200,000		Aon plc	3.500	06/14/24	199,393
100,000		Aon plc	4.250	12/12/42	94,979
200,000		Aon plc	4.450	05/24/43	194,297
300,000		Arch Capital Group US, Inc	5.144	11/01/43	324,599
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Aspen Insurance Holdings Ltd	4.650%	11/15/23	$207,749
100,000		Assurant, Inc	2.500	03/15/18	100,741
100,000		Assurant, Inc	4.000	03/15/23	100,605
100,000		Assurant, Inc	6.750	02/15/34	119,301
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	198,809
270,000		AXA S.A.	8.600	12/15/30	362,812
200,000		AXIS Specialty Finance plc	2.650	04/01/19	201,724
50,000		AXIS Specialty Finance plc	5.875	06/01/20	57,415
200,000		AXIS Specialty Finance plc	5.150	04/01/45	206,915
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	341,249
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	308,504
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	304,718
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	223,065
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	857,797
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	610,498
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	205,980
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	402,198
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	303,380
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	99,345
40,000		Chubb Corp	5.750	05/15/18	45,864
350,000		Chubb Corp	6.000	05/11/37	440,187
300,000	i	Chubb Corp	6.375	03/29/67	333,375
400,000		Cigna Corp	5.375	02/15/42	456,286
540,000		CIGNA Corp	5.125	06/15/20	610,617
400,000		CIGNA Corp	4.500	03/15/21	439,571
200,000		Cincinnati Financial Corp	6.920	05/15/28	247,961
200,000		CNA Financial Corp	5.850	12/15/14	204,996
40,000		CNA Financial Corp	6.500	08/15/16	44,553
500,000		CNA Financial Corp	5.750	08/15/21	581,729
125,000		CNA Financial Corp	3.950	05/15/24	128,981
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	300,851
250,000		Fidelity National Financial, Inc	5.500	09/01/22	272,858
100,000		First American Financial Corp	4.300	02/01/23	100,268
260,000		Genworth Holdings, Inc	7.200	02/15/21	316,849
300,000		Genworth Holdings, Inc	7.625	09/24/21	375,857
100,000		Genworth Holdings, Inc	4.900	08/15/23	107,043
300,000		Genworth Holdings, Inc	4.800	02/15/24	320,573
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	284,278
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	419,809
750,000		Hartford Financial Services Group, Inc	4.300	04/15/43	722,398
300,000		Humana, Inc	6.450	06/01/16	330,435
100,000		Humana, Inc	3.150	12/01/22	98,139
100,000		Humana, Inc	8.150	06/15/38	144,971
200,000		Humana, Inc	4.625	12/01/42	198,282
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	104,540
300,000		ING US, Inc	2.900	02/15/18	310,872
150,000		ING US, Inc	5.500	07/15/22	171,798
200,000		ING US, Inc	5.700	07/15/43	234,345
400,000		Leucadia National Corp	5.500	10/18/23	424,890
300,000		Lincoln National Corp	4.300	06/15/15	310,029
200,000		Lincoln National Corp	8.750	07/01/19	259,311
400,000		Lincoln National Corp	4.200	03/15/22	426,642
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$525,000		Lincoln National Corp	4.000%	09/01/23	$545,361
30,000		Lincoln National Corp	6.150	04/07/36	36,870
150,000		Lincoln National Corp	7.000	06/15/40	205,641
100,000		Loews Corp	5.250	03/15/16	107,591
200,000		Loews Corp	2.625	05/15/23	188,804
200,000		Loews Corp	4.125	05/15/43	187,485
100,000		Manulife Financial Corp	3.400	09/17/15	103,335
100,000		Manulife Financial Corp	4.900	09/17/20	110,389
100,000		Markel Corp	7.125	09/30/19	120,432
150,000		Markel Corp	4.900	07/01/22	164,359
100,000		Markel Corp	3.625	03/30/23	99,766
100,000		Markel Corp	5.000	03/30/43	103,895
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	200,361
150,000		Marsh & McLennan Cos, Inc	2.300	04/01/17	153,587
100,000		Marsh & McLennan Cos, Inc	2.550	10/15/18	102,207
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	163,161
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	166,600
200,000		Marsh & McLennan Cos, Inc	4.050	10/15/23	210,498
152,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	151,794
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	192,188
280,000		MetLife, Inc	5.000	06/15/15	292,384
575,000		MetLife, Inc	6.750	06/01/16	638,977
175,000		MetLife, Inc	1.756	12/15/17	176,789
1,050,000		MetLife, Inc	4.750	02/08/21	1,173,468
700,000		MetLife, Inc	3.048	12/15/22	695,439
325,000		MetLife, Inc	4.368	09/15/23	348,669
500,000		MetLife, Inc	3.600	04/10/24	509,236
50,000		MetLife, Inc	6.375	06/15/34	64,356
405,000		MetLife, Inc	5.700	06/15/35	487,511
130,000		MetLife, Inc	5.875	02/06/41	160,235
200,000		MetLife, Inc	4.125	08/13/42	194,642
600,000		MetLife, Inc	4.875	11/13/43	648,804
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	206,697
20,000		Nationwide Financial Services	6.750	05/15/37	20,800
200,000		Navigators Group, Inc	5.750	10/15/23	219,805
500,000		OneBeacon US Holdings, Inc	4.600	11/09/22	516,216
100,000		PartnerRe Ltd	5.500	06/01/20	113,745
100,000	g	Primerica, Inc	4.750	07/15/22	108,935
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,505
130,000		Principal Financial Group, Inc	8.875	05/15/19	167,839
100,000		Principal Financial Group, Inc	3.300	09/15/22	99,527
150,000		Principal Financial Group, Inc	3.125	05/15/23	146,681
100,000		Principal Financial Group, Inc	6.050	10/15/36	121,423
100,000		Principal Financial Group, Inc	4.625	09/15/42	101,343
200,000		Principal Financial Group, Inc	4.350	05/15/43	197,408
120,000		Progressive Corp	6.250	12/01/32	154,394
300,000	i	Progressive Corp	6.700	06/15/37	333,750
300,000		Progressive Corp	4.350	04/25/44	304,278
100,000		Protective Life Corp	7.375	10/15/19	123,731
295,000		Prudential Financial, Inc	5.100	09/20/14	298,011
200,000		Prudential Financial, Inc	4.750	09/17/15	209,903
300,000		Prudential Financial, Inc	3.000	05/12/16	312,028
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$60,000		Prudential Financial, Inc	6.100%	06/15/17	$68,044
100,000		Prudential Financial, Inc	2.300	08/15/18	101,698
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,263,169
300,000		Prudential Financial, Inc	4.500	11/16/21	330,254
400,000		Prudential Financial, Inc	5.750	07/15/33	467,430
450,000		Prudential Financial, Inc	6.200	11/15/40	563,347
125,000	i	Prudential Financial, Inc	5.875	09/15/42	135,781
500,000	i	Prudential Financial, Inc	5.625	06/15/43	534,840
150,000		Prudential Financial, Inc	5.100	08/15/43	161,966
100,000	i	Prudential Financial, Inc	5.200	03/15/44	102,000
500,000		Prudential Financial, Inc	4.600	05/15/44	504,059
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	163,796
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	110,282
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	268,202
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	106,683
250,000		Torchmark Corp	3.800	09/15/22	255,977
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	106,814
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	27,739
610,000		Travelers Cos, Inc	5.800	05/15/18	700,554
130,000		Travelers Cos, Inc	5.900	06/02/19	152,563
600,000		Travelers Cos, Inc	5.350	11/01/40	706,084
200,000		Travelers Cos, Inc	4.600	08/01/43	210,936
100,000		Travelers Property Casualty Corp	6.375	03/15/33	129,353
100,000		UnitedHealth Group, Inc	5.375	03/15/16	107,944
325,000		UnitedHealth Group, Inc	1.400	10/15/17	326,232
324,000		UnitedHealth Group, Inc	6.000	02/15/18	373,813
900,000		UnitedHealth Group, Inc	1.625	03/15/19	886,124
700,000		UnitedHealth Group, Inc	4.700	02/15/21	779,534
325,000		UnitedHealth Group, Inc	2.750	02/15/23	314,987
200,000		UnitedHealth Group, Inc	2.875	03/15/23	196,196
365,000		UnitedHealth Group, Inc	6.625	11/15/37	484,101
250,000		UnitedHealth Group, Inc	6.875	02/15/38	338,501
150,000		UnitedHealth Group, Inc	4.625	11/15/41	156,498
300,000		UnitedHealth Group, Inc	4.375	03/15/42	300,234
350,000		UnitedHealth Group, Inc	3.950	10/15/42	327,883
200,000		UnitedHealth Group, Inc	4.250	03/15/43	195,454
100,000		Unitrin, Inc	6.000	11/30/15	106,762
110,000		Unum Group	5.625	09/15/20	126,193
200,000		Unum Group	4.000	03/15/24	206,393
200,000		Verisk Analytics, Inc	5.800	05/01/21	225,492
200,000		WellPoint, Inc	1.250	09/10/15	201,527
200,000		WellPoint, Inc	1.875	01/15/18	201,404
1,250,000		WellPoint, Inc	2.300	07/15/18	1,273,473
150,000		WellPoint, Inc	3.700	08/15/21	156,416
800,000		WellPoint, Inc	3.125	05/15/22	798,818
200,000		WellPoint, Inc	3.300	01/15/23	199,762
300,000		WellPoint, Inc	4.625	05/15/42	305,440
200,000		WellPoint, Inc	4.650	01/15/43	203,345
500,000		WellPoint, Inc	5.100	01/15/44	544,449
200,000		Willis Group Holdings plc	5.750	03/15/21	224,676
165,000		WR Berkley Corp	5.375	09/15/20	185,435
250,000		WR Berkley Corp	4.625	03/15/22	268,550
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	XL Capital Ltd	6.375%	11/15/24	$423,067
100,000	XL Group PLC	5.250	09/15/14	100,986
200,000	XLIT Ltd	2.300	12/15/18	198,911
200,000	XLIT Ltd	5.250	12/15/43	219,933
	TOTAL INSURANCE			62,065,153

MATERIALS - 1.2%
300,000	3M Co	1.375	09/29/16	305,274
200,000	3M Co	1.000	06/26/17	199,991
300,000	3M Co	1.625	06/15/19	296,471
200,000	3M Co	2.000	06/26/22	190,134
190,000	3M Co	5.700	03/15/37	235,277
300,000	3M Co	3.875	06/15/44	288,172
100,000	Agrium, Inc	6.750	01/15/19	118,934
150,000	Agrium, Inc	3.150	10/01/22	147,043
200,000	Agrium, Inc	3.500	06/01/23	199,298
100,000	Agrium, Inc	6.125	01/15/41	119,088
200,000	Agrium, Inc	4.900	06/01/43	204,373
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	199,765
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	151,169
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	145,120
180,000	Airgas, Inc	4.500	09/15/14	181,491
200,000	Airgas, Inc	1.650	02/15/18	198,399
250,000	Airgas, Inc	2.900	11/15/22	241,738
200,000	Airgas, Inc	3.650	07/15/24	201,869
100,000	Albemarle Corp	4.500	12/15/20	107,224
100,000	Allegheny Technologies, Inc	5.950	01/15/21	110,411
300,000	Allegheny Technologies, Inc	5.875	08/15/23	329,058
200,000	Avery Dennison Corp	3.350	04/15/23	192,513
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	188,956
250,000	Barrick Gold Corp	3.850	04/01/22	248,730
725,000	Barrick Gold Corp	4.100	05/01/23	721,991
250,000	Barrick Gold Corp	5.250	04/01/42	244,627
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,569,411
300,000	Barrick North America Finance LLC	5.750	05/01/43	310,769
110,000	Bemis Co, Inc	5.650	08/01/14	110,495
100,000	Bemis Co, Inc	6.800	08/01/19	119,657
460,000	BHP Billiton Finance Ltd	5.400	03/29/17	513,194
500,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	508,761
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	303,599
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	541,545
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	102,806
800,000	BHP Billiton Finance USA Ltd	2.875	02/24/22	798,838
975,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	1,022,452
200,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	194,687
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	552,592
600,000	Braskem Finance Ltd	6.450	02/03/24	641,250
200,000	Cabot Corp	3.700	07/15/22	200,883
200,000	Carpenter Technology Corp	4.450	03/01/23	205,710
220,000	Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	227,693
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	105,095
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	103,355
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$350,000		CF Industries, Inc	7.125%	05/01/20	$431,112
200,000		CF Industries, Inc	3.450	06/01/23	198,238
500,000		CF Industries, Inc	5.150	03/15/34	532,675
200,000		CF Industries, Inc	4.950	06/01/43	200,306
250,000		Church & Dwight Co, Inc	2.875	10/01/22	241,921
300,000		Cliffs Natural Resources, Inc	3.950	01/15/18	303,999
50,000		Cliffs Natural Resources, Inc	4.800	10/01/20	48,928
200,000		Cliffs Natural Resources, Inc	4.875	04/01/21	197,264
150,000		Cliffs Natural Resources, Inc	6.250	10/01/40	129,826
100,000		Corning, Inc	1.450	11/15/17	98,328
225,000		Corning, Inc	4.250	08/15/20	245,212
200,000		Corning, Inc	3.700	11/15/23	206,956
100,000		Corning, Inc	5.750	08/15/40	120,483
200,000		Corning, Inc	4.750	03/15/42	211,472
150,000		Cytec Industries, Inc	3.500	04/01/23	147,429
200,000		Domtar Corp	4.400	04/01/22	205,904
100,000		Domtar Corp	6.250	09/01/42	110,981
100,000		Domtar Corp	6.750	02/15/44	119,197
591,000		Dow Chemical Co	8.550	05/15/19	759,594
1,500,000		Dow Chemical Co	4.250	11/15/20	1,630,632
500,000		Dow Chemical Co	4.125	11/15/21	536,602
550,000		Dow Chemical Co	3.000	11/15/22	540,936
350,000		Dow Chemical Co	5.250	11/15/41	380,888
375,000		Dow Chemical Co	4.375	11/15/42	357,987
175,000		Eastman Chemical Co	2.400	06/01/17	180,168
165,000		Eastman Chemical Co	5.500	11/15/19	187,152
250,000		Eastman Chemical Co	3.600	08/15/22	256,363
150,000		Eastman Chemical Co	4.800	09/01/42	152,306
250,000		Eastman Chemical Co	4.650	10/15/44	247,401
90,000		EI du Pont de Nemours & Co	5.250	12/15/16	99,327
700,000		EI du Pont de Nemours & Co	6.000	07/15/18	817,832
1,420,000		EI du Pont de Nemours & Co	4.625	01/15/20	1,595,425
300,000		EI du Pont de Nemours & Co	2.800	02/15/23	293,101
225,000		EI du Pont de Nemours & Co	4.150	02/15/43	219,476
100,000		FMC Corp	3.950	02/01/22	103,766
200,000		FMC Corp	4.100	02/01/24	208,898
2,250,000		Freeport-McMoRan Copper & Gold, Inc	2.375	03/15/18	2,283,541
300,000		Freeport-McMoRan Copper & Gold, Inc	3.100	03/15/20	302,966
650,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	643,695
675,000		Freeport-McMoRan Copper & Gold, Inc	3.875	03/15/23	672,945
400,000		Freeport-McMoRan Copper & Gold, Inc	5.450	03/15/43	414,995
200,000		Georgia-Pacific LLC	7.700	06/15/15	213,348
300,000		Georgia-Pacific LLC	8.000	01/15/24	404,531
250,000		Georgia-Pacific LLC	7.750	11/15/29	343,797
300,000	g	Glencore Funding LLC	4.625	04/29/24	309,270
250,000		Goldcorp, Inc	2.125	03/15/18	250,754
200,000		Goldcorp, Inc	3.625	06/09/21	202,276
250,000		Goldcorp, Inc	3.700	03/15/23	246,584
300,000		Goldcorp, Inc	5.450	06/09/44	307,630
100,000		Hubbell, Inc	3.625	11/15/22	100,709
300,000		International Flavors & Fragrances, Inc	3.200	05/01/23	290,630
330,000		International Paper Co	7.500	08/15/21	420,478
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		International Paper Co	3.650%	06/15/24	$400,944
170,000		International Paper Co	7.300	11/15/39	229,484
450,000		International Paper Co	6.000	11/15/41	530,273
300,000		International Paper Co	4.800	06/15/44	302,367
330,000		Kimberly-Clark Corp	6.250	07/15/18	388,756
200,000		Kimberly-Clark Corp	1.900	05/22/19	199,816
225,000		Kimberly-Clark Corp	3.625	08/01/20	240,509
100,000		Kimberly-Clark Corp	3.875	03/01/21	107,849
125,000		Kimberly-Clark Corp	2.400	03/01/22	121,859
200,000		Kimberly-Clark Corp	2.400	06/01/23	189,905
200,000		Kimberly-Clark Corp	6.625	08/01/37	269,060
200,000		Kimberly-Clark Corp	3.700	06/01/43	185,089
150,000		Kinross Gold Corp	5.125	09/01/21	155,370
500,000	g	Kinross Gold Corp	5.950	03/15/24	520,271
92,000		Lubrizol Corp	8.875	02/01/19	118,154
150,000		Lubrizol Corp	6.500	10/01/34	195,753
300,000		LYB International Finance BV	4.000	07/15/23	314,945
300,000		LYB International Finance BV	5.250	07/15/43	328,527
300,000		LYB International Finance BV	4.875	03/15/44	312,778
500,000		LyondellBasell Industries NV	5.000	04/15/19	563,988
300,000		LyondellBasell Industries NV	6.000	11/15/21	358,726
300,000		LyondellBasell Industries NV	5.750	04/15/24	353,967
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	286,410
200,000	g,h	Martin Marietta Materials, Inc	4.250	07/02/24	201,501
150,000		Methanex Corp	3.250	12/15/19	153,579
200,000		Monsanto Co	2.750	04/15/16	207,083
400,000		Monsanto Co	1.150	06/30/17	400,124
200,000		Monsanto Co	1.850	11/15/18	199,167
400,000		Monsanto Co	2.125	07/15/19	400,988
400,000		Monsanto Co	2.750	07/15/21	399,844
100,000		Monsanto Co	2.200	07/15/22	94,079
150,000		Monsanto Co	3.375	07/15/24	150,991
150,000		Monsanto Co	5.500	08/15/25	177,486
200,000		Monsanto Co	4.200	07/15/34	201,855
100,000		Monsanto Co	3.600	07/15/42	88,143
200,000		Monsanto Co	4.650	11/15/43	207,961
200,000		Monsanto Co	4.400	07/15/44	200,439
500,000		Monsanto Co	4.700	07/15/64	501,932
100,000		NewMarket Corp	4.100	12/15/22	99,885
200,000		Newmont Mining Corp	5.125	10/01/19	220,640
600,000		Newmont Mining Corp	3.500	03/15/22	578,485
298,000		Newmont Mining Corp	5.875	04/01/35	301,916
135,000		Newmont Mining Corp	6.250	10/01/39	141,884
300,000		Newmont Mining Corp	4.875	03/15/42	270,336
100,000		Nucor Corp	5.750	12/01/17	113,822
130,000		Nucor Corp	5.850	06/01/18	149,068
300,000		Nucor Corp	4.125	09/15/22	315,088
500,000		Nucor Corp	4.000	08/01/23	518,041
300,000		Nucor Corp	5.200	08/01/43	319,528
43,000		Owens Corning	9.000	06/15/19	54,070
200,000		Owens Corning	4.200	12/15/22	205,368
150,000		Packaging Corp of America	3.900	06/15/22	154,063
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Packaging Corp of America	4.500%	11/01/23	$267,770
100,000		Plum Creek Timberlands LP	4.700	03/15/21	108,688
300,000		Plum Creek Timberlands LP	3.250	03/15/23	286,660
650,000		Potash Corp of Saskatchewan, Inc	4.875	03/30/20	731,007
400,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	407,499
200,000		Potash Corp of Saskatchewan, Inc	5.625	12/01/40	234,221
150,000		PPG Industries, Inc	2.700	08/15/22	145,973
150,000		PPG Industries, Inc	6.650	03/15/18	174,712
300,000		PPG Industries, Inc	3.600	11/15/20	315,164
440,000		Praxair, Inc	3.250	09/15/15	455,304
200,000		Praxair, Inc	1.050	11/07/17	198,618
250,000		Praxair, Inc	2.200	08/15/22	236,098
625,000		Praxair, Inc	3.550	11/07/42	570,637
150,000		Rio Tinto Finance USA Ltd	2.500	05/20/16	154,830
1,500,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	1,770,712
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	596,380
200,000		Rio Tinto Finance USA Ltd	4.125	05/20/21	214,971
200,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	210,641
250,000		Rio Tinto Finance USA Ltd	7.125	07/15/28	327,065
150,000		Rio Tinto Finance USA Ltd	5.200	11/02/40	165,854
300,000		Rio Tinto Finance USA plc	1.375	06/17/16	303,242
800,000		Rio Tinto Finance USA plc	1.625	08/21/17	809,394
300,000		Rio Tinto Finance USA plc	2.250	12/14/18	305,808
400,000		Rio Tinto Finance USA plc	3.500	03/22/22	410,454
625,000		Rio Tinto Finance USA plc	2.875	08/21/22	610,277
200,000		Rio Tinto Finance USA plc	4.750	03/22/42	208,520
400,000		Rio Tinto Finance USA plc	4.125	08/21/42	375,893
500,000		Rock Tenn Co	4.900	03/01/22	545,748
58,000		Rohm and Haas Co	6.000	09/15/17	65,556
100,000		RPM International, Inc	6.125	10/15/19	115,115
300,000		RPM International, Inc	3.450	11/15/22	291,769
100,000		Sherwin-Williams Co	3.125	12/15/14	101,225
175,000		Sherwin-Williams Co	1.350	12/15/17	175,226
200,000		Sherwin-Williams Co	4.000	12/15/42	190,843
150,000		Sonoco Products Co	5.750	11/01/40	172,895
200,000		Southern Copper Corp	5.375	04/16/20	221,169
100,000		Southern Copper Corp	7.500	07/27/35	116,413
680,000		Southern Copper Corp	6.750	04/16/40	739,368
50,000		Teck Resources Ltd	3.850	08/15/17	53,213
100,000		Teck Resources Ltd	2.500	02/01/18	101,858
300,000		Teck Resources Ltd	3.000	03/01/19	306,364
600,000		Teck Resources Ltd	4.500	01/15/21	631,682
275,000		Teck Resources Ltd	4.750	01/15/22	288,553
100,000		Teck Resources Ltd	3.750	02/01/23	97,093
100,000		Teck Resources Ltd	6.250	07/15/41	108,559
700,000		Teck Resources Ltd	5.200	03/01/42	674,153
150,000		Teck Resources Ltd	5.400	02/01/43	149,999
450,000		Vale S.A.	5.625	09/11/42	440,865
150,000		Valspar Corp	4.200	01/15/22	158,372
200,000		Worthington Industries, Inc	4.550	04/15/26	208,029
200,000	g	Yamana Gold, Inc	4.950	07/15/24	201,315
		TOTAL MATERIALS			64,080,082
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
MEDIA - 0.9%
$100,000	CBS Corp	1.950%	07/01/17	$101,662
50,000	CBS Corp	5.750	04/15/20	57,943
445,000	CBS Corp	4.300	02/15/21	479,029
500,000	CBS Corp	3.375	03/01/22	501,106
500,000	CBS Corp	7.875	07/30/30	671,891
200,000	CBS Corp	4.850	07/01/42	198,493
450,000	Comcast Cable Communications LLC	8.875	05/01/17	547,161
1,595,000	Comcast Corp	5.150	03/01/20	1,827,792
1,350,000	Comcast Corp	3.125	07/15/22	1,370,068
800,000	Comcast Corp	2.850	01/15/23	793,938
500,000	Comcast Corp	3.600	03/01/24	513,724
625,000	Comcast Corp	4.250	01/15/33	642,022
129,000	Comcast Corp	7.050	03/15/33	173,857
345,000	Comcast Corp	5.650	06/15/35	407,045
350,000	Comcast Corp	6.950	08/15/37	471,814
780,000	Comcast Corp	6.400	03/01/40	999,959
350,000	Comcast Corp	4.650	07/15/42	362,876
300,000	Comcast Corp	4.500	01/15/43	305,841
500,000	Comcast Corp	4.750	03/01/44	528,828
91,000	COX Communications, Inc	5.450	12/15/14	93,004
100,000	DIRECTV Holdings LLC	3.500	03/01/16	104,350
500,000	DIRECTV Holdings LLC	2.400	03/15/17	514,924
500,000	DIRECTV Holdings LLC	1.750	01/15/18	500,688
285,000	DIRECTV Holdings LLC	5.200	03/15/20	321,054
500,000	DIRECTV Holdings LLC	4.600	02/15/21	545,916
1,050,000	DIRECTV Holdings LLC	5.000	03/01/21	1,172,137
250,000	DIRECTV Holdings LLC	3.800	03/15/22	258,154
1,000,000	DIRECTV Holdings LLC	4.450	04/01/24	1,060,324
145,000	DIRECTV Holdings LLC	6.000	08/15/40	166,943
100,000	DIRECTV Holdings LLC	6.375	03/01/41	120,967
550,000	DIRECTV Holdings LLC	5.150	03/15/42	577,573
510,000	Discovery Communications LLC	5.050	06/01/20	572,841
100,000	Discovery Communications LLC	4.375	06/15/21	108,244
500,000	Discovery Communications LLC	3.300	05/15/22	497,722
600,000	Discovery Communications LLC	3.250	04/01/23	588,940
100,000	Discovery Communications LLC	6.350	06/01/40	120,648
100,000	Discovery Communications LLC	4.950	05/15/42	101,980
125,000	Discovery Communications LLC	4.875	04/01/43	126,060
550,000	Grupo Televisa S.A.	6.625	03/18/25	675,108
600,000	Grupo Televisa SAB	5.000	05/13/45	601,194
348,000	Historic TW, Inc	6.625	05/15/29	443,452
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	206,374
300,000	Interpublic Group of Cos, Inc	2.250	11/15/17	305,161
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	102,896
900,000	NBC Universal Media LLC	4.450	01/15/43	902,927
585,000	NBC Universal Media LLC	5.150	04/30/20	671,313
820,000	NBC Universal Media LLC	4.375	04/01/21	904,888
375,000	NBC Universal Media LLC	2.875	01/15/23	372,441
95,000	NBC Universal Media LLC	6.400	04/30/40	121,795
150,000	NBC Universal Media LLC	5.950	04/01/41	184,164
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$355,000	News America, Inc	7.250%	05/18/18	$426,705
1,250,000	News America, Inc	3.000	09/15/22	1,230,637
1,325,000	News America, Inc	6.200	12/15/34	1,622,076
1,000,000	News America, Inc	6.150	02/15/41	1,211,963
200,000	Omnicom Group, Inc	5.900	04/15/16	217,136
200,000	Omnicom Group, Inc	4.450	08/15/20	218,087
700,000	Omnicom Group, Inc	3.625	05/01/22	720,140
500,000	Time Warner Cable, Inc	5.850	05/01/17	562,335
170,000	Time Warner Cable, Inc	6.750	07/01/18	201,163
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,167,050
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,393,843
1,300,000	Time Warner Cable, Inc	4.000	09/01/21	1,388,707
500,000	Time Warner Cable, Inc	6.550	05/01/37	622,146
175,000	Time Warner Cable, Inc	6.750	06/15/39	225,541
690,000	Time Warner Cable, Inc	5.875	11/15/40	804,857
300,000	Time Warner Cable, Inc	5.500	09/01/41	335,606
1,050,000	Time Warner Cable, Inc	4.500	09/15/42	1,022,155
490,000	Time Warner, Inc	3.150	07/15/15	503,514
628,000	Time Warner, Inc	5.875	11/15/16	699,277
200,000	Time Warner, Inc	2.100	06/01/19	198,982
450,000	Time Warner, Inc	4.750	03/29/21	498,981
1,400,000	Time Warner, Inc	3.400	06/15/22	1,418,910
650,000	Time Warner, Inc	4.050	12/15/23	674,248
500,000	Time Warner, Inc	3.550	06/01/24	496,434
785,000	Time Warner, Inc	6.500	11/15/36	960,601
350,000	Time Warner, Inc	6.100	07/15/40	410,840
150,000	Time Warner, Inc	6.250	03/29/41	180,502
900,000	Time Warner, Inc	4.900	06/15/42	916,576
200,000	Time Warner, Inc	5.350	12/15/43	217,585
300,000	Time Warner, Inc	4.650	06/01/44	294,294
300,000	Viacom, Inc	1.250	02/27/15	301,677
250,000	Viacom, Inc	2.500	09/01/18	255,524
500,000	Viacom, Inc	2.200	04/01/19	501,345
400,000	Viacom, Inc	3.875	12/15/21	418,956
500,000	Viacom, Inc	3.125	06/15/22	490,965
200,000	Viacom, Inc	3.250	03/15/23	197,439
250,000	Viacom, Inc	4.250	09/01/23	262,273
400,000	Viacom, Inc	3.875	04/01/24	406,479
200,000	Viacom, Inc	4.500	02/27/42	190,865
504,000	Viacom, Inc	4.375	03/15/43	467,841
100,000	Viacom, Inc	4.875	06/15/43	100,617
500,000	Viacom, Inc	5.250	04/01/44	528,217
261,000	WPP Finance 2010	4.750	11/21/21	286,399
300,000	WPP Finance 2010	3.625	09/07/22	306,582
200,000	WPP Finance 2010	5.625	11/15/43	218,479
	TOTAL MEDIA			49,773,780

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
350,000	Abbott Laboratories	5.125	04/01/19	398,273
500,000	Abbott Laboratories	5.300	05/27/40	592,515
1,700,000	AbbVie, Inc	1.200	11/06/15	1,711,478
800,000	AbbVie, Inc	1.750	11/06/17	804,363
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$700,000		AbbVie, Inc	2.000%	11/06/18	$699,133
1,075,000		AbbVie, Inc	4.400	11/06/42	1,043,615
750,000	g	Actavis Funding SCS	1.300	06/15/17	748,566
175,000	g	Actavis Funding SCS	2.450	06/15/19	175,490
325,000	g	Actavis Funding SCS	3.850	06/15/24	328,527
500,000	g	Actavis Funding SCS	4.850	06/15/44	504,724
300,000		Amgen, Inc	2.500	11/15/16	310,729
300,000		Amgen, Inc	2.125	05/15/17	307,482
500,000		Amgen, Inc	1.250	05/22/17	499,552
550,000		Amgen, Inc	5.850	06/01/17	620,217
500,000		Amgen, Inc	2.200	05/22/19	499,419
75,000		Amgen, Inc	4.500	03/15/20	81,264
250,000		Amgen, Inc	3.450	10/01/20	261,443
700,000		Amgen, Inc	4.100	06/15/21	753,122
1,000,000		Amgen, Inc	3.625	05/15/22	1,030,849
500,000		Amgen, Inc	3.625	05/22/24	504,422
500,000		Amgen, Inc	6.375	06/01/37	619,150
1,000,000		Amgen, Inc	6.400	02/01/39	1,247,925
150,000		Amgen, Inc	4.950	10/01/41	157,863
400,000		Amgen, Inc	5.150	11/15/41	429,214
300,000		Amgen, Inc	5.375	05/15/43	331,044
800,000		AstraZeneca plc	5.900	09/15/17	914,647
600,000		AstraZeneca plc	6.450	09/15/37	778,722
450,000		AstraZeneca plc	4.000	09/18/42	428,764
100,000		Biogen Idec, Inc	6.875	03/01/18	117,720
250,000		Bristol-Myers Squibb Co	0.875	08/01/17	247,877
200,000		Bristol-Myers Squibb Co	1.750	03/01/19	198,314
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	201,261
303,000		Bristol-Myers Squibb Co	6.125	05/01/38	382,287
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	538,430
200,000		Bristol-Myers Squibb Co	4.500	03/01/44	204,762
200,000		Celgene Corp	1.900	08/15/17	202,918
300,000		Celgene Corp	2.300	08/15/18	304,854
200,000		Celgene Corp	2.250	05/15/19	200,552
200,000		Celgene Corp	3.950	10/15/20	210,926
300,000		Celgene Corp	3.250	08/15/22	299,335
300,000		Celgene Corp	3.625	05/15/24	300,701
300,000		Celgene Corp	5.250	08/15/43	326,027
300,000		Celgene Corp	4.625	05/15/44	300,478
375,000		Eli Lilly & Co	5.200	03/15/17	417,150
200,000		Eli Lilly & Co	1.950	03/15/19	201,257
200,000		Eli Lilly & Co	7.125	06/01/25	264,398
450,000		Eli Lilly & Co	5.550	03/15/37	537,591
200,000		Eli Lilly & Co	4.650	06/15/44	211,234
125,000		Genentech, Inc	4.750	07/15/15	130,677
100,000		Genentech, Inc	5.250	07/15/35	115,336
275,000		Genzyme Corp	3.625	06/15/15	283,546
100,000		Gilead Sciences, Inc	2.400	12/01/14	100,812
200,000		Gilead Sciences, Inc	2.050	04/01/19	200,134
600,000		Gilead Sciences, Inc	4.500	04/01/21	666,320
650,000		Gilead Sciences, Inc	4.400	12/01/21	713,704
425,000		Gilead Sciences, Inc	3.700	04/01/24	436,093
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Gilead Sciences, Inc	5.650%	12/01/41	$117,840
475,000		Gilead Sciences, Inc	4.800	04/01/44	501,218
300,000		GlaxoSmithKline Capital, Inc	0.700	03/18/16	300,742
1,045,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,198,517
225,000		GlaxoSmithKline Capital, Inc	2.800	03/18/23	218,853
350,000		GlaxoSmithKline Capital, Inc	5.375	04/15/34	411,118
743,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	961,081
350,000		GlaxoSmithKline Capital, Inc	4.200	03/18/43	346,251
900,000		Johnson & Johnson	2.150	05/15/16	927,009
500,000		Johnson & Johnson	1.650	12/05/18	502,136
500,000		Johnson & Johnson	3.375	12/05/23	522,139
650,000		Johnson & Johnson	4.375	12/05/33	699,206
375,000		Johnson & Johnson	5.850	07/15/38	481,157
180,000		Johnson & Johnson	4.500	09/01/40	194,058
150,000		Johnson & Johnson	4.850	05/15/41	170,340
300,000		Johnson & Johnson	4.500	12/05/43	322,352
115,000		Life Technologies Corp	3.500	01/15/16	119,462
300,000		Life Technologies Corp	5.000	01/15/21	336,091
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	427,792
100,000		Mead Johnson Nutrition Co	4.600	06/01/44	100,803
400,000		Merck & Co, Inc	0.700	05/18/16	401,179
785,000		Merck & Co, Inc	6.000	09/15/17	901,282
200,000		Merck & Co, Inc	1.100	01/31/18	196,813
400,000		Merck & Co, Inc	1.300	05/18/18	396,028
1,500,000		Merck & Co, Inc	3.875	01/15/21	1,618,341
200,000		Merck & Co, Inc	2.400	09/15/22	192,872
600,000		Merck & Co, Inc	2.800	05/18/23	586,298
150,000		Merck & Co, Inc	6.500	12/01/33	199,802
100,000		Merck & Co, Inc	3.600	09/15/42	89,605
750,000		Merck & Co, Inc	4.150	05/18/43	733,930
500,000		Mylan, Inc	1.800	06/24/16	507,081
163,000		Mylan, Inc	1.350	11/29/16	163,272
100,000		Mylan, Inc	2.550	03/28/19	100,733
200,000		Mylan, Inc	4.200	11/29/23	206,435
200,000		Mylan, Inc	5.400	11/29/43	215,371
1,245,000		Novartis Capital Corp	2.900	04/24/15	1,271,490
300,000		Novartis Capital Corp	2.400	09/21/22	288,969
750,000		Novartis Capital Corp	3.400	05/06/24	759,641
400,000		Novartis Capital Corp	3.700	09/21/42	370,864
750,000		Novartis Capital Corp	4.400	05/06/44	780,605
125,000	g	Perrigo Co Ltd	1.300	11/08/16	124,814
100,000	g	Perrigo Co Ltd	2.300	11/08/18	99,959
100,000	g	Perrigo Co Ltd	4.000	11/15/23	101,637
100,000	g	Perrigo Co Ltd	5.300	11/15/43	107,276
300,000		Pfizer, Inc	0.900	01/15/17	300,138
300,000		Pfizer, Inc	1.500	06/15/18	297,491
1,460,000		Pfizer, Inc	6.200	03/15/19	1,733,173
800,000		Pfizer, Inc	3.000	06/15/23	798,994
300,000		Pfizer, Inc	3.400	05/15/24	304,627
500,000		Pfizer, Inc	4.300	06/15/43	504,989
400,000		Pfizer, Inc	4.400	05/15/44	409,414
800,000		Sanofi	2.625	03/29/16	828,590
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$175,000		Sanofi	1.250%	04/10/18	$172,704
750,000		Sanofi	4.000	03/29/21	812,279
540,000		Schering-Plough Corp	6.550	09/15/37	721,094
100,000		Sigma-Aldrich Corp	3.375	11/01/20	105,034
600,000		Teva Pharmaceutical Finance Co BV	2.400	11/10/16	619,157
400,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	384,691
600,000		Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	614,633
200,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	195,578
350,000		Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	423,189
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	252,230
575,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	564,924
250,000		Watson Pharmaceuticals, Inc	4.625	10/01/42	245,926
500,000		Wyeth LLC	5.450	04/01/17	557,031
1,000,000		Wyeth LLC	6.450	02/01/24	1,236,805
945,000		Wyeth LLC	5.950	04/01/37	1,161,160
300,000		Zoetis, Inc	1.150	02/01/16	301,884
125,000		Zoetis, Inc	1.875	02/01/18	125,281
150,000		Zoetis, Inc	3.250	02/01/23	148,379
300,000		Zoetis, Inc	4.700	02/01/43	304,706
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			58,493,769

REAL ESTATE - 0.6%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	158,603
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	99,580
340,000		AMB Property LP	6.625	05/15/18	396,815
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	98,845
300,000		American Campus Communities Operating Partnership LP	4.125	07/01/24	304,072
300,000	g	ARC Properties Operating Partnership LP	3.000	02/06/19	301,137
200,000	g	ARC Properties Operating Partnership LP	4.600	02/06/24	205,103
200,000		AvalonBay Communities, Inc	3.625	10/01/20	208,829
100,000		AvalonBay Communities, Inc	3.950	01/15/21	106,201
225,000		AvalonBay Communities, Inc	2.950	09/15/22	219,439
100,000		AvalonBay Communities, Inc	2.850	03/15/23	95,987
200,000		BioMed Realty LP	2.625	05/01/19	201,202
115,000		BioMed Realty LP	6.125	04/15/20	132,569
100,000		BioMed Realty LP	4.250	07/15/22	103,105
25,000		Boston Properties LP	5.000	06/01/15	25,997
150,000		Boston Properties LP	3.700	11/15/18	160,130
80,000		Boston Properties LP	5.875	10/15/19	93,419
175,000		Boston Properties LP	4.125	05/15/21	185,808
500,000		Boston Properties LP	3.850	02/01/23	515,617
425,000		Boston Properties LP	3.125	09/01/23	412,718
200,000		Boston Properties LP	3.800	02/01/24	202,261
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	126,784
200,000		Brandywine Operating Partnership LP	3.950	02/15/23	201,334
100,000		Camden Property Trust	4.625	06/15/21	109,339
200,000		Camden Property Trust	2.950	12/15/22	193,350
125,000		Camden Property Trust	4.250	01/15/24	130,803
200,000		Corporate Office Properties LP	3.700	06/15/21	199,891
200,000		Corporate Office Properties LP	5.250	02/15/24	214,267
100,000		CubeSmart LP	4.800	07/15/22	107,621
200,000		CubeSmart LP	4.375	12/15/23	207,434
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		DCT Industrial Operating Partnership LP	4.500%	10/15/23	$103,023
200,000		DDR Corp	3.500	01/15/21	203,689
500,000		DDR Corp	4.625	07/15/22	535,023
275,000		Duke Realty LP	5.950	02/15/17	305,646
100,000		Duke Realty LP	3.875	02/15/21	103,876
200,000		Duke Realty LP	4.375	06/15/22	210,677
100,000		Duke Realty LP	3.875	10/15/22	101,791
100,000		Duke Realty LP	3.625	04/15/23	99,171
100,000		Entertainment Properties Trust	5.750	08/15/22	108,646
200,000		EPR Properties	5.250	07/15/23	208,052
200,000		Equity One, Inc	3.750	11/15/22	198,207
35,000		ERP Operating LP	5.250	09/15/14	35,328
500,000		ERP Operating LP	5.125	03/15/16	536,604
300,000		ERP Operating LP	2.375	07/01/19	301,183
750,000		ERP Operating LP	4.625	12/15/21	825,552
300,000		ERP Operating LP	4.500	07/01/44	300,980
100,000		Essex Portfolio LP	3.625	08/15/22	100,881
250,000	g	Essex Portfolio LP	3.375	01/15/23	246,511
100,000		Essex Portfolio LP	3.250	05/01/23	97,621
100,000		Federal Realty Investment Trust	3.000	08/01/22	98,894
100,000		Federal Realty Investment Trust	2.750	06/01/23	95,737
200,000		Federal Realty Investment Trust	3.950	01/15/24	207,631
150,000		HCP, Inc	3.750	02/01/16	156,779
430,000		HCP, Inc	6.000	01/30/17	481,357
150,000		HCP, Inc	3.750	02/01/19	159,837
250,000		HCP, Inc	2.625	02/01/20	250,130
150,000		HCP, Inc	5.375	02/01/21	170,618
400,000		HCP, Inc	3.150	08/01/22	392,260
200,000		HCP, Inc	4.250	11/15/23	207,880
200,000		HCP, Inc	4.200	03/01/24	206,181
30,000		HCP, Inc	6.750	02/01/41	39,779
100,000		Health Care REIT, Inc	3.625	03/15/16	104,520
200,000		Health Care REIT, Inc	4.700	09/15/17	218,785
150,000		Health Care REIT, Inc	2.250	03/15/18	152,300
200,000		Health Care REIT, Inc	4.125	04/01/19	215,138
440,000		Health Care REIT, Inc	6.125	04/15/20	511,509
200,000		Health Care REIT, Inc	4.500	01/15/24	210,734
300,000		Healthcare Realty Trust, Inc	6.500	01/17/17	337,295
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	97,681
100,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	100,054
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	97,171
125,000		Highwoods Realty LP	5.850	03/15/17	138,932
100,000		Highwoods Realty LP	3.200	06/15/21	98,813
100,000		Highwoods Realty LP	3.625	01/15/23	98,762
350,000		Hospitality Properties Trust	5.125	02/15/15	351,755
100,000		Hospitality Properties Trust	5.000	08/15/22	105,792
200,000		Hospitality Properties Trust	4.500	06/15/23	203,856
200,000		Hospitality Properties Trust	4.650	03/15/24	209,580
600,000		Host Hotels & Resorts LP	3.750	10/15/23	594,587
50,000		HRPT Properties Trust	5.875	09/15/20	54,444
250,000		Jones Lang LaSalle, Inc	4.400	11/15/22	252,619
35,000		Kilroy Realty LP	5.000	11/03/15	36,931
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Kilroy Realty LP	3.800%	01/15/23	$252,202
145,000	Kimco Realty Corp	5.700	05/01/17	161,889
200,000	Kimco Realty Corp	3.200	05/01/21	200,517
300,000	Kimco Realty Corp	3.125	06/01/23	288,636
100,000	Lexington Realty Trust	4.250	06/15/23	100,247
200,000	Lexington Realty Trust	4.400	06/15/24	202,261
220,000	Liberty Property LP	4.750	10/01/20	238,852
150,000	Liberty Property LP	4.125	06/15/22	156,118
100,000	Liberty Property LP	3.375	06/15/23	97,051
200,000	Liberty Property LP	4.400	02/15/24	209,769
200,000	Mack-Cali Realty LP	2.500	12/15/17	202,427
125,000	Mack-Cali Realty LP	7.750	08/15/19	148,858
150,000	Mack-Cali Realty LP	4.500	04/18/22	151,910
200,000	Mid-America Apartments LP	4.300	10/15/23	209,360
100,000	Mid-America Apartments LP	3.750	06/15/24	99,620
75,000	National Retail Properties, Inc	6.875	10/15/17	87,128
100,000	National Retail Properties, Inc	3.800	10/15/22	101,972
100,000	National Retail Properties, Inc	3.300	04/15/23	97,049
300,000	National Retail Properties, Inc	3.900	06/15/24	301,772
400,000	OMEGA Healthcare Investors, Inc	6.750	10/15/22	432,280
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	190,121
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	204,866
100,000	Post Apartment Homes LP	3.375	12/01/22	97,201
350,000	ProLogis LP	2.750	02/15/19	356,600
201,000	ProLogis LP	3.350	02/01/21	203,931
150,000	ProLogis LP	4.250	08/15/23	156,580
200,000	Rayonier, Inc	3.750	04/01/22	201,482
40,000	Realty Income Corp	5.950	09/15/16	44,131
150,000	Realty Income Corp	2.000	01/31/18	150,709
75,000	Realty Income Corp	5.750	01/15/21	86,105
200,000	Realty Income Corp	3.250	10/15/22	195,776
500,000	Realty Income Corp	4.650	08/01/23	536,826
200,000	Realty Income Corp	3.875	07/15/24	202,097
175,000	Regency Centers LP	5.250	08/01/15	183,248
10,000	Regency Centers LP	5.875	06/15/17	11,242
250,000	Regency Centers LP	3.750	06/15/24	250,881
200,000	Retail Opportunity Investments Partnership LP	5.000	12/15/23	214,064
300,000	Senior Housing Properties Trust	3.250	05/01/19	303,833
100,000	Senior Housing Properties Trust	6.750	12/15/21	116,830
488,000	Simon Property Group LP	5.100	06/15/15	509,310
295,000	Simon Property Group LP	5.250	12/01/16	322,218
100,000	Simon Property Group LP	2.800	01/30/17	104,238
500,000	Simon Property Group LP	2.200	02/01/19	504,761
740,000	Simon Property Group LP	10.350	04/01/19	1,002,596
290,000	Simon Property Group LP	4.375	03/01/21	318,850
300,000	Simon Property Group LP	3.375	03/15/22	308,957
200,000	Simon Property Group LP	2.750	02/01/23	193,205
750,000	Simon Property Group LP	3.750	02/01/24	770,474
300,000	Tanger Properties LP	3.875	12/01/23	306,015
200,000	UDR, Inc	3.700	10/01/20	209,764
200,000	UDR, Inc	4.625	01/10/22	217,198
200,000	UDR, Inc	3.750	07/01/24	200,881
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000	g,i	USB Realty Corp	1.374%	12/30/49	$92,000
55,000		Ventas Realty LP	3.125	11/30/15	56,769
300,000		Ventas Realty LP	1.550	09/26/16	303,053
175,000		Ventas Realty LP	2.000	02/15/18	176,435
200,000		Ventas Realty LP	2.700	04/01/20	199,049
300,000		Ventas Realty LP	4.750	06/01/21	328,907
350,000		Ventas Realty LP	3.250	08/15/22	346,022
350,000		Ventas Realty LP	3.750	05/01/24	349,523
200,000		Vornado Realty LP	2.500	06/30/19	200,321
100,000		Vornado Realty LP	5.000	01/15/22	109,538
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	211,877
100,000		Washington Real Estate Investment Trust	3.950	10/15/22	100,231
100,000		Weingarten Realty Investors	3.375	10/15/22	98,005
100,000		Weingarten Realty Investors	3.500	04/15/23	97,949
200,000		Weingarten Realty Investors	4.450	01/15/24	209,199
500,000		Weyerhaeuser Co	7.375	10/01/19	615,693
200,000		Weyerhaeuser Co	4.625	09/15/23	216,478
400,000		Weyerhaeuser Co	7.375	03/15/32	540,468
200,000		WP Carey, Inc	4.600	04/01/24	207,855
		TOTAL REAL ESTATE			33,873,342

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	137,667
250,000		Advance Auto Parts, Inc	4.500	12/01/23	263,612
600,000		Amazon.com, Inc	0.650	11/27/15	600,968
600,000		Amazon.com, Inc	2.500	11/29/22	567,506
300,000		AutoZone, Inc	1.300	01/13/17	300,733
100,000		AutoZone, Inc	4.000	11/15/20	106,355
200,000		AutoZone, Inc	3.700	04/15/22	205,821
300,000		AutoZone, Inc	2.875	01/15/23	286,889
150,000		AutoZone, Inc	3.125	07/15/23	144,928
300,000		Cooper US, Inc	2.375	01/15/16	307,550
320,000		Costco Wholesale Corp	5.500	03/15/17	358,428
500,000		Costco Wholesale Corp	1.125	12/15/17	497,533
250,000		Costco Wholesale Corp	1.700	12/15/19	246,208
500,000		Dollar General Corp	1.875	04/15/18	495,836
300,000	g	Enable Midstream Partners LP	2.400	05/15/19	300,277
300,000	g	Enable Midstream Partners LP	3.900	05/15/24	299,361
100,000	g	Enable Midstream Partners LP	5.000	05/15/44	100,777
100,000		Family Dollar Stores, Inc	5.000	02/01/21	107,308
250,000		Gap, Inc	5.950	04/12/21	289,321
600,000		Home Depot, Inc	5.400	03/01/16	647,456
500,000		Home Depot, Inc	2.000	06/15/19	500,346
400,000		Home Depot, Inc	3.950	09/15/20	440,744
350,000		Home Depot, Inc	4.400	04/01/21	392,272
500,000		Home Depot, Inc	2.700	04/01/23	485,294
300,000		Home Depot, Inc	3.750	02/15/24	313,610
960,000		Home Depot, Inc	5.875	12/16/36	1,187,497
500,000		Home Depot, Inc	4.200	04/01/43	489,365
300,000		Home Depot, Inc	4.875	02/15/44	326,913
500,000		Home Depot, Inc	4.400	03/15/45	507,601
125,000		Kohl’s Corp	6.250	12/15/17	143,971
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Kohl’s Corp	3.250%	02/01/23	$193,490
200,000	Kohl’s Corp	4.750	12/15/23	213,104
150,000	Kohl’s Corp	6.000	01/15/33	167,796
100,000	Kohl’s Corp	6.875	12/15/37	122,547
400,000	Lowe’s Cos, Inc	2.125	04/15/16	410,788
200,000	Lowe’s Cos, Inc	3.800	11/15/21	213,277
850,000	Lowe’s Cos, Inc	3.120	04/15/22	862,799
300,000	Lowe’s Cos, Inc	3.875	09/15/23	316,342
200,000	Lowe’s Cos, Inc	6.875	02/15/28	254,896
175,000	Lowe’s Cos, Inc	5.500	10/15/35	202,746
150,000	Lowe’s Cos, Inc	5.800	04/15/40	180,610
150,000	Lowe’s Cos, Inc	5.125	11/15/41	167,125
100,000	Lowe’s Cos, Inc	4.650	04/15/42	104,928
300,000	Lowe’s Cos, Inc	5.000	09/15/43	328,913
191,000	Macy’s Retail Holdings, Inc	5.900	12/01/16	212,854
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	260,957
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	119,986
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	211,944
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	298,481
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	500,331
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	248,701
200,000	Macy’s Retail Holdings, Inc	4.300	02/15/43	188,082
300,000	Nordstrom, Inc	6.250	01/15/18	346,320
30,000	Nordstrom, Inc	4.750	05/01/20	33,194
100,000	Nordstrom, Inc	4.000	10/15/21	107,045
531,000	Nordstrom, Inc	5.000	01/15/44	582,033
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	164,054
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	102,293
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	204,220
200,000	QVC, Inc	3.125	04/01/19	203,402
100,000	QVC, Inc	5.125	07/02/22	106,466
100,000	QVC, Inc	4.375	03/15/23	101,580
200,000	QVC, Inc	4.850	04/01/24	209,139
150,000	QVC, Inc	5.950	03/15/43	161,041
150,000	Staples, Inc	2.750	01/12/18	151,603
150,000	Staples, Inc	4.375	01/12/23	150,511
100,000	Target Corp	1.125	07/18/14	100,036
500,000	Target Corp	2.300	06/26/19	503,642
1,150,000	Target Corp	3.875	07/15/20	1,239,436
900,000	Target Corp	2.900	01/15/22	903,269
500,000	Target Corp	3.500	07/01/24	505,642
200,000	Target Corp	6.500	10/15/37	263,963
850,000	Target Corp	4.000	07/01/42	802,147
105,000	TJX Cos, Inc	6.950	04/15/19	127,750
300,000	TJX Cos, Inc	2.750	06/15/21	300,111
300,000	TJX Cos, Inc	2.500	05/15/23	285,101
650,000	Wal-Mart Stores, Inc	4.500	07/01/15	677,295
200,000	Wal-Mart Stores, Inc	1.500	10/25/15	203,093
200,000	Wal-Mart Stores, Inc	2.800	04/15/16	208,080
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	345,330
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	303,142
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,470,171
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,950,000		Wal-Mart Stores, Inc	4.250%	04/15/21	$2,155,544
1,000,000		Wal-Mart Stores, Inc	2.550	04/11/23	963,543
300,000		Wal-Mart Stores, Inc	3.300	04/22/24	303,166
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	98,147
1,095,000		Wal-Mart Stores, Inc	5.250	09/01/35	1,266,908
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	212,663
900,000		Wal-Mart Stores, Inc	6.200	04/15/38	1,151,490
65,000		Wal-Mart Stores, Inc	5.625	04/01/40	78,674
345,000		Wal-Mart Stores, Inc	5.000	10/25/40	384,571
850,000		Wal-Mart Stores, Inc	4.000	04/11/43	814,223
900,000		Wal-Mart Stores, Inc	4.750	10/02/43	972,694
300,000		Wal-Mart Stores, Inc	4.300	04/22/44	303,002
		TOTAL RETAILING			36,398,578

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000		Altera Corp	1.750	05/15/17	202,232
200,000		Altera Corp	4.100	11/15/23	206,822
500,000		Analog Devices, Inc	2.875	06/01/23	477,873
140,000		Broadcom Corp	2.375	11/01/15	143,279
150,000		Broadcom Corp	2.500	08/15/22	141,966
900,000		Intel Corp	1.950	10/01/16	923,521
475,000		Intel Corp	1.350	12/15/17	475,133
1,250,000		Intel Corp	2.700	12/15/22	1,215,249
500,000		Intel Corp	4.000	12/15/32	499,039
500,000		Intel Corp	4.800	10/01/41	529,503
200,000		Maxim Integrated Products, Inc	2.500	11/15/18	202,362
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	195,253
310,000		National Semiconductor Corp	3.950	04/15/15	319,013
200,000		Texas Instruments, Inc	0.450	08/03/15	200,207
200,000		Texas Instruments, Inc	2.375	05/16/16	206,734
200,000		Texas Instruments, Inc	1.000	05/01/18	196,293
200,000		Texas Instruments, Inc	1.650	08/03/19	196,538
200,000		Texas Instruments, Inc	2.750	03/12/21	202,100
200,000		Texas Instruments, Inc	2.250	05/01/23	187,162
400,000		Xilinx, Inc	3.000	03/15/21	403,723
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,124,002

SOFTWARE & SERVICES - 0.6%
285,000		Adobe Systems, Inc	3.250	02/01/15	289,412
20,000		Adobe Systems, Inc	4.750	02/01/20	22,246
200,000		Autodesk, Inc	1.950	12/15/17	202,094
300,000		Baidu, Inc	2.250	11/28/17	303,372
750,000		Baidu, Inc	2.750	06/09/19	752,921
200,000		Baidu, Inc	3.500	11/28/22	196,484
20,000	g	CA, Inc	6.125	12/01/14	20,466
250,000		CA, Inc	2.875	08/15/18	255,767
300,000		CA, Inc	5.375	12/01/19	337,272
120,000		Computer Sciences Corp	6.500	03/15/18	138,945
200,000		Computer Sciences Corp	4.450	09/15/22	209,708
300,000		Expedia, Inc	7.456	08/15/18	355,779
275,000		Fidelity National Information Services, Inc	1.450	06/05/17	274,673
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	249,004
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000		Fidelity National Information Services, Inc	3.875%	06/05/24	$602,843
50,000		Fiserv, Inc	3.125	10/01/15	51,437
150,000		Fiserv, Inc	3.125	06/15/16	155,824
100,000		Fiserv, Inc	6.800	11/20/17	115,713
550,000		Fiserv, Inc	3.500	10/01/22	553,203
700,000		Google, Inc	2.125	05/19/16	721,142
100,000		Google, Inc	3.625	05/19/21	107,187
500,000		Google, Inc	3.375	02/25/24	511,751
300,000		International Business Machines Corp	2.000	01/05/16	306,939
300,000		International Business Machines Corp	0.450	05/06/16	299,426
250,000		International Business Machines Corp	1.950	07/22/16	256,555
225,000		International Business Machines Corp	1.250	02/06/17	226,830
1,000,000		International Business Machines Corp	5.700	09/14/17	1,139,309
400,000		International Business Machines Corp	1.250	02/08/18	398,044
500,000		International Business Machines Corp	1.950	02/12/19	502,424
200,000		International Business Machines Corp	1.875	05/15/19	199,677
800,000		International Business Machines Corp	8.375	11/01/19	1,046,701
300,000		International Business Machines Corp	1.625	05/15/20	289,104
500,000		International Business Machines Corp	2.900	11/01/21	506,064
300,000		International Business Machines Corp	1.875	08/01/22	276,027
300,000		International Business Machines Corp	3.375	08/01/23	303,488
500,000		International Business Machines Corp	3.625	02/12/24	513,026
400,000		International Business Machines Corp	7.000	10/30/25	529,239
19,000		International Business Machines Corp	5.600	11/30/39	22,762
835,000		International Business Machines Corp	4.000	06/20/42	802,382
200,000		Intuit, Inc	5.750	03/15/17	223,302
175,000		Juniper Networks, Inc	4.600	03/15/21	188,338
200,000		Juniper Networks, Inc	4.500	03/15/24	209,174
475,000		Microsoft Corp	0.875	11/15/17	471,452
400,000		Microsoft Corp	1.625	12/06/18	401,027
925,000		Microsoft Corp	4.200	06/01/19	1,028,499
540,000		Microsoft Corp	3.000	10/01/20	563,941
450,000		Microsoft Corp	4.000	02/08/21	495,962
400,000		Microsoft Corp	2.125	11/15/22	382,989
400,000		Microsoft Corp	3.625	12/15/23	418,139
500,000		Microsoft Corp	3.500	11/15/42	445,348
300,000		Microsoft Corp	3.750	05/01/43	278,504
400,000		Microsoft Corp	4.875	12/15/43	439,652
320,000		Oracle Corp	3.750	07/08/14	320,163
1,000,000		Oracle Corp	1.200	10/15/17	998,662
320,000		Oracle Corp	5.750	04/15/18	367,729
750,000		Oracle Corp	2.375	01/15/19	762,619
750,000	h	Oracle Corp	2.250	10/08/19	749,160
1,365,000		Oracle Corp	3.875	07/15/20	1,474,338
500,000	h	Oracle Corp	2.800	07/08/21	499,275
1,725,000		Oracle Corp	2.500	10/15/22	1,650,347
750,000	h	Oracle Corp	3.400	07/08/24	748,298
750,000	h	Oracle Corp	4.300	07/08/34	749,700
550,000		Oracle Corp	6.500	04/15/38	709,119
470,000		Oracle Corp	6.125	07/08/39	589,751
500,000	h	Oracle Corp	4.500	07/08/44	499,755
290,000		Symantec Corp	2.750	09/15/15	296,580
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Symantec Corp	2.750%	06/15/17	$256,684
200,000	Symantec Corp	3.950	06/15/22	202,444
250,000	Total System Services, Inc	2.375	06/01/18	250,140
125,000	Total System Services, Inc	3.750	06/01/23	121,704
20,000	Western Union Co	5.930	10/01/16	21,954
500,000	Western Union Co	2.875	12/10/17	514,887
100,000	Western Union Co	3.650	08/22/18	104,692
400,000	Western Union Co	5.253	04/01/20	441,240
	TOTAL SOFTWARE & SERVICES			31,920,808

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
75,000	Amphenol Corp	4.750	11/15/14	76,154
200,000	Amphenol Corp	2.550	01/30/19	202,811
150,000	Amphenol Corp	4.000	02/01/22	154,460
2,000,000	Apple, Inc	1.050	05/05/17	2,002,700
1,000,000	Apple, Inc	2.100	05/06/19	1,005,042
1,750,000	Apple, Inc	2.850	05/06/21	1,765,076
2,250,000	Apple, Inc	3.450	05/06/24	2,275,072
750,000	Apple, Inc	4.450	05/06/44	759,947
100,000	CC Holdings GS V LLC	2.381	12/15/17	101,835
175,000	CC Holdings GS V LLC	3.849	04/15/23	175,680
1,043,000	Cisco Systems, Inc	4.950	02/15/19	1,176,149
250,000	Cisco Systems, Inc	2.125	03/01/19	251,942
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,104,972
1,250,000	Cisco Systems, Inc	2.900	03/04/21	1,269,186
500,000	Cisco Systems, Inc	3.625	03/04/24	513,927
600,000	Cisco Systems, Inc	5.900	02/15/39	732,413
900,000	EMC Corp	1.875	06/01/18	905,946
400,000	EMC Corp	2.650	06/01/20	403,273
400,000	EMC Corp	3.375	06/01/23	404,777
300,000	General Electric Co	0.850	10/09/15	301,488
750,000	General Electric Co	5.250	12/06/17	846,184
975,000	General Electric Co	2.700	10/09/22	957,491
400,000	General Electric Co	3.375	03/11/24	407,586
1,075,000	General Electric Co	4.125	10/09/42	1,061,724
250,000	General Electric Co	4.500	03/11/44	260,485
300,000	Harris Corp	4.400	12/15/20	322,471
600,000	Hewlett-Packard Co	2.125	09/13/15	610,575
1,900,000	Hewlett-Packard Co	3.000	09/15/16	1,978,571
175,000	Hewlett-Packard Co	2.600	09/15/17	180,871
325,000	Hewlett-Packard Co	2.750	01/14/19	333,242
700,000	Hewlett-Packard Co	3.750	12/01/20	731,674
200,000	Hewlett-Packard Co	4.375	09/15/21	214,452
100,000	Hewlett-Packard Co	4.650	12/09/21	109,101
200,000	Hewlett-Packard Co	4.050	09/15/22	207,977
650,000	Hewlett-Packard Co	6.000	09/15/41	748,174
200,000	Ingram Micro, Inc	5.000	08/10/22	209,306
85,000	International Game Technology	7.500	06/15/19	96,624
500,000	International Game Technology	5.350	10/15/23	523,836
547,000	Koninklijke Philips Electronics NV	5.750	03/11/18	623,828
100,000	Koninklijke Philips Electronics NV	6.875	03/11/38	134,203
300,000	Koninklijke Philips Electronics NV	5.000	03/15/42	329,672
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	L-3 Communications Corp	3.950%	11/15/16	$106,297
100,000	L-3 Communications Corp	1.500	05/28/17	100,137
420,000	L-3 Communications Corp	5.200	10/15/19	472,495
300,000	L-3 Communications Corp	4.950	02/15/21	332,469
150,000	L-3 Communications Corp	3.950	05/28/24	151,024
100,000	Lexmark International, Inc	6.650	06/01/18	113,442
100,000	Lexmark International, Inc	5.125	03/15/20	106,521
200,000	Motorola Solutions, Inc	6.000	11/15/17	227,092
200,000	Motorola Solutions, Inc	3.750	05/15/22	198,834
250,000	Motorola Solutions, Inc	3.500	03/01/23	241,878
200,000	NetApp, Inc	2.000	12/15/17	202,946
200,000	NetApp, Inc	3.375	06/15/21	200,332
200,000	NetApp, Inc	3.250	12/15/22	192,587
500,000	Pitney Bowes, Inc	4.625	03/15/24	517,175
100,000	Tech Data Corp	3.750	09/21/17	104,774
200,000	Telefonaktiebolaget LM Ericsson	4.125	05/15/22	207,882
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	260,367
200,000	Tyco Electronics Group S.A.	2.375	12/17/18	201,565
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	255,416
330,000	Xerox Corp	4.250	02/15/15	337,599
100,000	Xerox Corp	2.950	03/15/17	104,386
250,000	Xerox Corp	6.350	05/15/18	290,498
100,000	Xerox Corp	2.750	03/15/19	101,860
700,000	Xerox Corp	5.625	12/15/19	803,555
200,000	Xerox Corp	2.800	05/15/20	199,677
200,000	Xerox Corp	6.750	12/15/39	242,505
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			33,744,210

TELECOMMUNICATION SERVICES - 1.5%
200,000	America Movil SAB de C.V.	3.625	03/30/15	204,300
500,000	America Movil SAB de C.V.	2.375	09/08/16	514,115
1,430,000	America Movil SAB de C.V.	5.000	03/30/20	1,585,398
950,000	America Movil SAB de C.V.	3.125	07/16/22	934,800
440,000	America Movil SAB de C.V.	6.125	03/30/40	518,241
525,000	America Movil SAB de C.V.	4.375	07/16/42	495,859
1,150,000	American Tower Corp	4.500	01/15/18	1,253,031
200,000	American Tower Corp	4.700	03/15/22	215,074
250,000	American Tower Corp	3.500	01/31/23	245,160
800,000	American Tower Corp	5.000	02/15/24	868,902
350,000	AT&T, Inc	5.100	09/15/14	353,047
1,765,000	AT&T, Inc	2.500	08/15/15	1,803,322
400,000	AT&T, Inc	0.800	12/01/15	401,043
600,000	AT&T, Inc	0.900	02/12/16	601,588
150,000	AT&T, Inc	2.950	05/15/16	155,901
600,000	AT&T, Inc	1.600	02/15/17	607,022
750,000	AT&T, Inc	1.700	06/01/17	758,721
325,000	AT&T, Inc	1.400	12/01/17	323,637
300,000	AT&T, Inc	2.375	11/27/18	305,031
950,000	AT&T, Inc	5.800	02/15/19	1,105,333
500,000	AT&T, Inc	2.300	03/11/19	504,781
500,000	AT&T, Inc	4.450	05/15/21	549,034
3,300,000	AT&T, Inc	3.000	02/15/22	3,285,236
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	AT&T, Inc	2.625%	12/01/22	$383,264
500,000	AT&T, Inc	3.900	03/11/24	517,293
322,000	AT&T, Inc	5.350	09/01/40	350,246
1,200,000	AT&T, Inc	5.550	08/15/41	1,345,502
2,066,000	AT&T, Inc	4.300	12/15/42	1,955,707
750,000	AT&T, Inc	4.800	06/15/44	765,644
1,854,000	AT&T, Inc	4.350	06/15/45	1,757,440
250,000	British Telecommunications plc	2.000	06/22/15	253,549
300,000	British Telecommunications plc	1.625	06/28/16	304,132
400,000	British Telecommunications plc	5.950	01/15/18	457,512
1,000,000	British Telecommunications plc	2.350	02/14/19	1,008,310
650,000	British Telecommunications plc	9.625	12/15/30	1,035,289
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	486,749
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	997,468
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,082,246
1,000,000	Embarq Corp	7.995	06/01/36	1,092,500
495,000	France Telecom S.A.	2.125	09/16/15	502,615
700,000	France Telecom S.A.	4.125	09/14/21	751,738
745,000	France Telecom S.A.	9.000	03/01/31	1,121,261
100,000	France Telecom S.A.	5.375	01/13/42	110,038
250,000	Koninklijke KPN NV	8.375	10/01/30	354,263
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	150,886
400,000	Orange S.A.	2.750	02/06/19	409,742
400,000	Orange S.A.	5.500	02/06/44	446,728
400,000	Qwest Corp	7.500	10/01/14	406,770
300,000	Qwest Corp	6.500	06/01/17	341,078
400,000	Qwest Corp	6.750	12/01/21	463,096
125,000	Rogers Communications, Inc	4.500	03/15/43	121,464
350,000	Rogers Communications, Inc	7.500	03/15/15	366,919
600,000	Rogers Communications, Inc	6.800	08/15/18	713,070
200,000	Rogers Communications, Inc	4.100	10/01/23	208,499
300,000	Rogers Communications, Inc	5.450	10/01/43	331,477
300,000	Rogers Communications, Inc	5.000	03/15/44	312,844
600,000	Telefonica Emisiones SAU	3.992	02/16/16	628,199
400,000	Telefonica Emisiones SAU	3.192	04/27/18	418,030
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,255,423
500,000	Telefonica Emisiones SAU	4.570	04/27/23	531,055
300,000	Telefonica Emisiones SAU	7.045	06/20/36	382,647
392,000	Telefonica Europe BV	8.250	09/15/30	536,021
100,000	Telefonos de Mexico SAB de C.V.	5.500	01/27/15	102,445
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	114,679
2,500,000	Verizon Communications, Inc	2.500	09/15/16	2,576,857
500,000	Verizon Communications, Inc	1.350	06/09/17	499,833
3,400,000	Verizon Communications, Inc	3.650	09/14/18	3,636,235
700,000	Verizon Communications, Inc	6.350	04/01/19	827,826
200,000	Verizon Communications, Inc	2.550	06/17/19	202,892
2,500,000	Verizon Communications, Inc	4.500	09/15/20	2,749,980
500,000	Verizon Communications, Inc	3.450	03/15/21	516,702
950,000	Verizon Communications, Inc	3.500	11/01/21	978,737
500,000	Verizon Communications, Inc	2.450	11/01/22	469,052
2,250,000	Verizon Communications, Inc	5.150	09/15/23	2,517,959
1,350,000	Verizon Communications, Inc	4.150	03/15/24	1,409,605
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,550,000		Verizon Communications, Inc	6.400%	09/15/33	$1,898,654
475,000		Verizon Communications, Inc	5.050	03/15/34	506,951
380,000		Verizon Communications, Inc	6.250	04/01/37	461,133
620,000		Verizon Communications, Inc	6.400	02/15/38	757,230
300,000		Verizon Communications, Inc	6.000	04/01/41	351,375
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,160,545
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,254,660
4,775,000		Verizon Communications, Inc	6.550	09/15/43	6,009,056
250,000		Vodafone Group plc	1.625	03/20/17	252,014
500,000		Vodafone Group plc	1.250	09/26/17	496,985
400,000		Vodafone Group plc	1.500	02/19/18	397,337
1,500,000		Vodafone Group plc	5.450	06/10/19	1,720,918
650,000		Vodafone Group plc	4.375	03/16/21	707,337
500,000		Vodafone Group plc	2.500	09/26/22	469,429
400,000		Vodafone Group plc	2.950	02/19/23	386,745
150,000		Vodafone Group plc	6.150	02/27/37	178,239
400,000		Vodafone Group plc	4.375	02/19/43	381,470
		TOTAL TELECOMMUNICATION SERVICES			77,238,170

TRANSPORTATION - 0.6%
100,000		ABB Finance USA, Inc	1.625	05/08/17	101,258
500,000		ABB Finance USA, Inc	2.875	05/08/22	496,477
150,000		ABB Finance USA, Inc	4.375	05/08/42	153,093
388,160	g	American Airlines	4.950	01/15/23	420,183
486,454	g	American Airlines	4.000	07/15/25	495,575
200,000		Boeing Capital Corp	2.125	08/15/16	205,816
700,000		Boeing Capital Corp	2.900	08/15/18	737,967
625,000		Boeing Co	0.950	05/15/18	610,513
750,000		Boeing Co	3.750	11/20/16	800,938
350,000		Boeing Co	5.875	02/15/40	440,810
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	627,513
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	430,169
500,000		Burlington Northern Santa Fe LLC	4.100	06/01/21	539,188
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	301,472
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	149,609
500,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	520,843
500,000		Burlington Northern Santa Fe LLC	3.750	04/01/24	516,006
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	270,814
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	198,257
200,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	198,873
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	551,184
500,000		Burlington Northern Santa Fe LLC	4.900	04/01/44	534,495
200,000		Canadian National Railway Co	5.550	05/15/18	227,027
200,000		Canadian National Railway Co	5.550	03/01/19	231,077
100,000		Canadian National Railway Co	2.850	12/15/21	100,360
300,000		Canadian National Railway Co	2.250	11/15/22	283,328
200,000		Canadian National Railway Co	6.900	07/15/28	267,055
200,000		Canadian National Railway Co	6.250	08/01/34	256,201
250,000		Canadian National Railway Co	3.500	11/15/42	223,441
100,000		Canadian National Railway Co	4.500	11/07/43	106,259
200,000		Canadian Pacific Railway Co	7.250	05/15/19	245,770
200,000		Canadian Pacific Railway Co	7.125	10/15/31	264,315
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Canadian Pacific Railway Co	5.950%	05/15/37	$310,505
100,000		Canadian Pacific Railway Co	5.750	01/15/42	121,428
200,000		Carnival Corp	1.875	12/15/17	201,157
200,000		Carnival Corp	3.950	10/15/20	211,396
413,042		Continental Airlines, Inc	4.750	01/12/21	447,118
28,653		Continental Airlines, Inc	5.983	04/19/22	32,092
194,328		Continental Airlines, Inc	4.000	10/29/24	198,214
100,000		Con-Way, Inc	7.250	01/15/18	116,608
850,000		CSX Corp	7.375	02/01/19	1,040,456
125,000		CSX Corp	3.700	11/01/23	128,735
100,000		CSX Corp	6.000	10/01/36	122,712
200,000		CSX Corp	6.150	05/01/37	247,102
400,000		CSX Corp	5.500	04/15/41	462,574
350,000		CSX Corp	4.400	03/01/43	347,179
100,000		CSX Corp	4.100	03/15/44	94,262
360,888		Delta Air Lines, Inc	5.300	04/15/19	397,879
179,358		Delta Air Lines, Inc	4.750	05/07/20	194,604
184,000	g	Embraer Overseas Ltd	5.696	09/16/23	198,959
100,000		Embraer S.A.	5.150	06/15/22	107,750
134,000		FedEx Corp	8.000	01/15/19	167,708
300,000		FedEx Corp	4.000	01/15/24	312,660
1,000,000		FedEx Corp	4.900	01/15/34	1,073,275
200,000		FedEx Corp	3.875	08/01/42	179,599
100,000		GATX Corp	3.500	07/15/16	104,769
443,000		GATX Corp	1.250	03/04/17	441,476
100,000		GATX Corp	2.375	07/30/18	100,874
200,000		GATX Corp	2.500	03/15/19	201,287
225,000		GATX Corp	5.200	03/15/44	239,783
250,000		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	248,750
100,000		JB Hunt Transport Services, Inc	2.400	03/15/19	100,443
100,000		Kansas City Southern de Mexico S.A. de C.V.	3.000	05/15/23	94,631
100,000		Kansas City Southern Railway Co	4.300	05/15/43	94,926
210,000		Norfolk Southern Corp	5.750	04/01/18	239,801
100,000		Norfolk Southern Corp	3.250	12/01/21	102,536
250,000		Norfolk Southern Corp	3.000	04/01/22	249,976
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,256,971
200,000		Norfolk Southern Corp	3.850	01/15/24	208,152
81,000		Norfolk Southern Corp	5.590	05/17/25	92,062
16,000		Norfolk Southern Corp	4.837	10/01/41	16,972
750,000		Norfolk Southern Corp	3.950	10/01/42	704,966
200,000		Norfolk Southern Corp	4.800	08/15/43	212,780
250,000		Northrop Grumman Corp	1.750	06/01/18	248,781
650,000		Northrop Grumman Corp	3.500	03/15/21	676,148
400,000		Northrop Grumman Corp	3.250	08/01/23	397,008
100,000		Northrop Grumman Corp	5.050	11/15/40	108,603
400,000		Northrop Grumman Corp	4.750	06/01/43	417,082
350,000		Ryder System, Inc	3.150	03/02/15	356,246
50,000		Ryder System, Inc	3.600	03/01/16	52,297
150,000		Ryder System, Inc	2.500	03/01/17	154,851
150,000		Ryder System, Inc	2.500	03/01/18	154,073
200,000		Ryder System, Inc	2.450	11/15/18	203,681
100,000		Ryder System, Inc	2.550	06/01/19	101,230
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Ryder System, Inc	2.450%	09/03/19	$200,764
325,000	Southwest Airlines Co	5.250	10/01/14	328,436
100,000	Union Pacific Corp	2.250	02/15/19	101,763
331,000	Union Pacific Corp	4.163	07/15/22	360,767
500,000	Union Pacific Corp	2.950	01/15/23	498,276
277,000	Union Pacific Corp	3.646	02/15/24	288,389
200,000	Union Pacific Corp	3.750	03/15/24	209,549
100,000	Union Pacific Corp	4.750	09/15/41	108,947
100,000	Union Pacific Corp	4.300	06/15/42	101,133
150,000	Union Pacific Corp	4.250	04/15/43	151,233
250,000	Union Pacific Corp	4.750	12/15/43	271,592
200,000	Union Pacific Corp	4.821	02/01/44	218,610
200,000	Union Pacific Corp	4.850	06/15/44	221,135
300,000	United Airlines Pass Through Trust	4.300	08/15/25	309,000
100,000	United Parcel Service, Inc	1.125	10/01/17	99,947
100,000	United Parcel Service, Inc	5.500	01/15/18	114,060
300,000	United Parcel Service, Inc	5.125	04/01/19	343,350
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,152,081
200,000	United Parcel Service, Inc	2.450	10/01/22	194,068
35,000	United Parcel Service, Inc	6.200	01/15/38	45,589
450,000	United Parcel Service, Inc	3.625	10/01/42	415,143
191,182	US Airways Pass Through Trust	4.625	06/03/25	201,219
300,000	US Airways Pass Through Trust	3.950	11/15/25	304,500
	TOTAL TRANSPORTATION			32,040,564

UTILITIES - 2.2%
370,000	AGL Capital Corp	5.250	08/15/19	418,933
275,000	AGL Capital Corp	4.400	06/01/43	280,855
200,000	Alabama Power Co	0.550	10/15/15	200,142
475,000	Alabama Power Co	3.550	12/01/23	492,087
300,000	Alabama Power Co	5.200	06/01/41	349,163
200,000	Alabama Power Co	3.850	12/01/42	191,982
60,000	Alliant Energy Corp	4.000	10/15/14	60,648
600,000	Ameren Illinois Co	2.700	09/01/22	589,777
100,000	Ameren Illinois Co	4.800	12/15/43	110,088
200,000	Ameren Illinois Co	4.300	07/01/44	201,695
500,000	American Water Capital Corp	3.850	03/01/24	516,115
125,000	American Water Capital Corp	4.300	12/01/42	125,813
50,000	Appalachian Power Co	3.400	05/24/15	51,210
140,000	Appalachian Power Co	7.000	04/01/38	190,734
500,000	Appalachian Power Co	4.400	05/15/44	502,482
150,000	Arizona Public Service Co	8.750	03/01/19	193,396
200,000	Arizona Public Service Co	3.350	06/15/24	201,585
350,000	Arizona Public Service Co	4.500	04/01/42	365,342
200,000	Arizona Public Service Co	4.700	01/15/44	217,555
60,000	Atmos Energy Corp	4.950	10/15/14	60,778
100,000	Atmos Energy Corp	8.500	03/15/19	127,893
100,000	Atmos Energy Corp	5.500	06/15/41	120,309
125,000	Atmos Energy Corp	4.150	01/15/43	124,176
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	103,844
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	406,035
200,000	Berkshire Hathaway Energy Co	1.100	05/15/17	199,184
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Berkshire Hathaway Energy Co	2.000%	11/15/18	$200,334
200,000		Berkshire Hathaway Energy Co	3.750	11/15/23	206,039
200,000		Berkshire Hathaway Energy Co	5.150	11/15/43	224,237
200,000		Black Hills Corp	4.250	11/30/23	211,832
785,000		Carolina Power & Light Co	5.300	01/15/19	897,907
350,000		Carolina Power & Light Co	3.000	09/15/21	356,912
150,000		Carolina Power & Light Co	2.800	05/15/22	149,200
100,000		Carolina Power & Light Co	4.100	05/15/42	99,016
300,000		Carolina Power & Light Co	4.100	03/15/43	296,008
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	384,302
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	136,486
100,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	91,976
300,000		CenterPoint Energy Houston Electric LLC	4.500	04/01/44	316,513
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	464,704
203,000		Cleco Power LLC	6.000	12/01/40	248,695
200,000		CMS Energy Corp	3.875	03/01/24	207,827
100,000		CMS Energy Corp	4.700	03/31/43	102,066
500,000		Commonwealth Edison Co	1.950	09/01/16	513,240
300,000		Commonwealth Edison Co	2.150	01/15/19	302,466
775,000		Commonwealth Edison Co	4.000	08/01/20	836,568
387,000		Commonwealth Edison Co	5.900	03/15/36	482,616
200,000		Commonwealth Edison Co	3.800	10/01/42	188,101
300,000		Commonwealth Edison Co	4.600	08/15/43	322,165
300,000		Commonwealth Edison Co	4.700	01/15/44	327,410
200,000		Connecticut Light & Power Co	2.500	01/15/23	190,829
200,000		Connecticut Light & Power Co	4.300	04/15/44	204,068
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	72,242
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,542,315
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	394,004
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	197,737
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	524,562
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	613,985
105,000		Consolidated Natural Gas Co	5.000	12/01/14	106,968
480,000		Constellation Energy Group, Inc	4.550	06/15/15	497,649
800,000		Consumers Energy Co	5.500	08/15/16	878,420
230,000		Consumers Energy Co	6.125	03/15/19	271,810
150,000		Consumers Energy Co	2.850	05/15/22	150,144
200,000		Consumers Energy Co	3.375	08/15/23	205,681
250,000		Consumers Energy Co	3.950	05/15/43	243,277
300,000	g	Dayton Power & Light Co	1.875	09/15/16	305,081
200,000		Delmarva Power & Light Co	3.500	11/15/23	205,454
400,000		Detroit Edison Co	3.450	10/01/20	420,430
100,000		Detroit Edison Co	2.650	06/15/22	98,263
100,000		Detroit Edison Co	3.950	06/15/42	96,552
200,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	203,883
200,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	212,764
360,000		Dominion Resources, Inc	5.150	07/15/15	376,874
100,000		Dominion Resources, Inc	1.400	09/15/17	99,823
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,868,470
500,000		Dominion Resources, Inc	2.750	09/15/22	488,253
200,000		Dominion Resources, Inc	5.950	06/15/35	241,840
100,000		Dominion Resources, Inc	4.050	09/15/42	92,850
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		DTE Electric Co	3.650%	03/15/24	$207,684
200,000	h	DTE Electric Co	3.375	03/01/25	201,714
200,000		DTE Electric Co	4.000	04/01/43	194,172
200,000	h	DTE Electric Co	4.300	07/01/44	202,145
200,000		DTE Energy Co	3.850	12/01/23	208,487
200,000		DTE Energy Co	3.500	06/01/24	201,729
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	138,103
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	486,778
500,000		Duke Energy Corp	2.100	06/15/18	505,512
746,000		Duke Energy Corp	5.050	09/15/19	844,869
300,000		Duke Energy Corp	3.050	08/15/22	298,796
300,000		Duke Energy Corp	3.950	10/15/23	315,570
200,000		Duke Energy Corp	3.750	04/15/24	205,422
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	250,814
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	221,573
500,000		Duke Energy Ohio, Inc	3.800	09/01/23	527,875
400,000		Duke Energy Progress, Inc	4.375	03/30/44	417,382
50,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	50,278
100,000		Enbridge, Inc	5.600	04/01/17	111,263
300,000		Enbridge, Inc	4.000	10/01/23	312,084
300,000		Enbridge, Inc	4.500	06/10/44	296,111
150,000		Energen Corp	4.625	09/01/21	149,350
400,000		Energy Transfer Partners LP	6.125	02/15/17	445,640
44,000		Energy Transfer Partners LP	9.700	03/15/19	57,674
500,000		Energy Transfer Partners LP	4.650	06/01/21	538,596
200,000		Energy Transfer Partners LP	5.200	02/01/22	221,322
200,000		Energy Transfer Partners LP	3.600	02/01/23	198,160
500,000		Energy Transfer Partners LP	4.900	02/01/24	536,928
140,000		Energy Transfer Partners LP	7.500	07/01/38	182,013
450,000		Energy Transfer Partners LP	6.500	02/01/42	537,442
200,000		Energy Transfer Partners LP	5.150	02/01/43	205,419
200,000		Energy Transfer Partners LP	5.950	10/01/43	226,473
200,000		EnLink Midstream Partners LP	2.700	04/01/19	202,849
200,000		EnLink Midstream Partners LP	5.600	04/01/44	223,300
125,000		Entergy Arkansas, Inc	3.750	02/15/21	133,011
300,000		Entergy Arkansas, Inc	3.050	06/01/23	296,392
175,000		Entergy Arkansas, Inc	3.700	06/01/24	181,684
200,000		Entergy Corp	3.625	09/15/15	206,358
200,000		Entergy Corp	5.125	09/15/20	221,974
150,000		Entergy Louisiana LLC	1.875	12/15/14	151,101
200,000		Entergy Louisiana LLC	4.050	09/01/23	212,974
225,000		Entergy Texas, Inc	7.125	02/01/19	272,049
75,000		Exelon Corp	4.900	06/15/15	77,965
200,000		Exelon Generation Co LLC	4.250	06/15/22	208,831
371,000		Exelon Generation Co LLC	5.600	06/15/42	401,972
400,000		Florida Power & Light Co	2.750	06/01/23	393,580
500,000		Florida Power & Light Co	3.250	06/01/24	503,955
247,000		Florida Power & Light Co	4.950	06/01/35	278,908
400,000		Florida Power & Light Co	5.250	02/01/41	474,776
100,000		Florida Power & Light Co	4.125	02/01/42	100,413
200,000		Florida Power & Light Co	4.050	06/01/42	198,186
450,000		Florida Power & Light Co	3.800	12/15/42	428,918
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$29,000		Florida Power Corp	5.650%	06/15/18	$33,122
1,200,000		Florida Power Corp	3.100	08/15/21	1,230,397
165,000		Florida Power Corp	6.400	06/15/38	220,708
300,000		Florida Power Corp	3.850	11/15/42	285,079
690,000		FPL Group Capital, Inc	2.600	09/01/15	704,969
300,000		Georgia Power Co	0.625	11/15/15	300,084
900,000		Georgia Power Co	5.700	06/01/17	1,014,089
177,000		Georgia Power Co	5.950	02/01/39	220,116
700,000		Georgia Power Co	4.300	03/15/43	702,295
200,000		Great Plains Energy, Inc	4.850	06/01/21	221,015
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	228,618
80,000		Indiana Michigan Power Co	7.000	03/15/19	97,184
200,000		Indiana Michigan Power Co	3.200	03/15/23	198,552
70,000		Integrys Energy Group, Inc	4.170	11/01/20	73,698
100,000		Interstate Power & Light Co	6.250	07/15/39	129,354
200,000		Interstate Power & Light Co	4.700	10/15/43	217,470
200,000		ITC Holdings Corp	4.050	07/01/23	207,704
300,000		ITC Holdings Corp	3.650	06/15/24	298,973
225,000		Kansas City Power & Light Co	3.150	03/15/23	224,297
100,000		Kansas City Power & Light Co	5.300	10/01/41	111,642
20,000	g	Kansas Gas & Electric	6.700	06/15/19	24,004
175,000		Kentucky Utilities Co	4.650	11/15/43	188,838
250,000		KeySpan Corp	5.803	04/01/35	290,654
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	456,401
300,000		Kinder Morgan Energy Partners LP	2.650	02/01/19	303,627
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	640,827
500,000		Kinder Morgan Energy Partners LP	3.500	03/01/21	507,036
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	114,251
1,200,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	1,227,356
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	339,655
200,000		Kinder Morgan Energy Partners LP	3.500	09/01/23	194,240
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	304,271
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	631,127
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	320,706
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	198,802
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	496,222
400,000		Kinder Morgan Energy Partners LP	5.500	03/01/44	422,247
320,000		LG&E and KU Energy LLC	3.750	11/15/20	338,579
125,000		Louisville Gas & Electric Co	4.650	11/15/43	134,885
880,000		Metropolitan Edison Co	7.700	01/15/19	1,074,664
200,000		MidAmerican Energy Co	3.500	10/15/24	204,314
200,000		MidAmerican Energy Co	4.400	10/15/44	204,734
300,000		MidAmerican Energy Co	2.400	03/15/19	305,632
200,000		MidAmerican Energy Co	3.700	09/15/23	209,437
200,000		MidAmerican Energy Co	4.800	09/15/43	218,654
350,000		MidAmerican Energy Holdings Co	5.750	04/01/18	400,558
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,259,450
300,000		MidAmerican Energy Holdings Co	6.500	09/15/37	386,863
750,000		Mississippi Power Co	4.250	03/15/42	734,435
100,000		National Fuel Gas Co	4.900	12/01/21	109,026
200,000		National Fuel Gas Co	3.750	03/01/23	197,573
820,000		Nevada Power Co	6.500	08/01/18	969,551
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$45,000		Nevada Power Co	7.125%	03/15/19	$55,074
230,000		Nevada Power Co	5.375	09/15/40	270,649
700,000		NextEra Energy Capital Holdings, Inc	1.200	06/01/15	704,260
200,000		NextEra Energy Capital Holdings, Inc	2.400	09/15/19	201,078
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	102,000
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	545,966
235,000		NiSource Finance Corp	5.400	07/15/14	235,423
350,000		NiSource Finance Corp	6.400	03/15/18	402,123
150,000		NiSource Finance Corp	6.125	03/01/22	177,290
400,000		NiSource Finance Corp	3.850	02/15/23	410,196
100,000		NiSource Finance Corp	5.950	06/15/41	115,802
200,000		NiSource Finance Corp	5.250	02/15/43	215,426
150,000		NiSource Finance Corp	4.800	02/15/44	151,650
300,000		NiSource Finance Corp	5.650	02/01/45	337,778
300,000		Northeast Utilities	2.800	05/01/23	288,898
150,000		Northern States Power Co	2.150	08/15/22	142,479
300,000		Northern States Power Co	2.600	05/15/23	289,439
425,000		Northern States Power Co	5.350	11/01/39	502,604
200,000		Northern States Power Co	3.400	08/15/42	176,307
300,000		Northern States Power Co	4.125	05/15/44	300,514
150,000		NSTAR Electric Co	5.625	11/15/17	169,698
200,000		NSTAR Electric Co	2.375	10/15/22	189,953
500,000		Oglethorpe Power Corp	4.200	12/01/42	485,458
300,000		Oglethorpe Power Corp	4.550	06/01/44	302,463
250,000		Ohio Edison Co	8.250	10/15/38	386,105
600,000		Ohio Power Co	5.375	10/01/21	700,385
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	115,399
400,000		Oklahoma Gas & Electric Co	3.900	05/01/43	384,580
220,000		Oncor Electric Delivery Co LLC	6.375	01/15/15	226,687
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	237,814
100,000	g	Oncor Electric Delivery Co LLC	2.150	06/01/19	100,093
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	161,255
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	98,433
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	116,072
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	581,172
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	176,423
250,000		ONEOK Partners LP	3.250	02/01/16	259,743
100,000		ONEOK Partners LP	2.000	10/01/17	101,365
200,000		ONEOK Partners LP	3.200	09/15/18	208,681
400,000		ONEOK Partners LP	3.375	10/01/22	397,394
200,000		ONEOK Partners LP	5.000	09/15/23	220,830
130,000		ONEOK Partners LP	6.650	10/01/36	159,997
250,000		ONEOK Partners LP	6.850	10/15/37	315,007
100,000		ONEOK Partners LP	6.125	02/01/41	118,095
355,000		Pacific Gas & Electric Co	8.250	10/15/18	443,555
400,000		Pacific Gas & Electric Co	3.250	06/15/23	399,502
175,000		Pacific Gas & Electric Co	3.850	11/15/23	182,180
200,000		Pacific Gas & Electric Co	3.750	02/15/24	206,759
420,000		Pacific Gas & Electric Co	6.050	03/01/34	519,419
600,000		Pacific Gas & Electric Co	5.400	01/15/40	684,475
400,000		Pacific Gas & Electric Co	4.500	12/15/41	409,570
150,000		Pacific Gas & Electric Co	3.750	08/15/42	137,073
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Pacific Gas & Electric Co	4.600%	06/15/43	$415,712
200,000	Pacific Gas & Electric Co	5.125	11/15/43	224,130
100,000	Pacific Gas & Electric Co	4.750	02/15/44	106,452
250,000	PacifiCorp	2.950	02/01/22	253,293
200,000	PacifiCorp	2.950	06/01/23	197,507
300,000	PacifiCorp	3.600	04/01/24	311,084
850,000	PacifiCorp	6.000	01/15/39	1,073,774
150,000	PECO Energy Co	2.375	09/15/22	144,116
200,000	PECO Energy Co	4.800	10/15/43	223,008
165,000	Pepco Holdings, Inc	2.700	10/01/15	168,251
300,000	PG&E Corp	2.400	03/01/19	302,706
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	214,204
200,000	Potomac Electric Power Co	3.600	03/15/24	206,013
65,000	Potomac Electric Power Co	7.900	12/15/38	100,726
200,000	Potomac Electric Power Co	4.150	03/15/43	200,668
300,000	PPL Capital Funding, Inc	4.200	06/15/22	320,777
200,000	PPL Capital Funding, Inc	3.500	12/01/22	203,266
400,000	PPL Capital Funding, Inc	3.400	06/01/23	400,572
100,000	PPL Capital Funding, Inc	3.950	03/15/24	103,870
200,000	PPL Electric Utilities Corp	2.500	09/01/22	195,417
300,000	PPL Electric Utilities Corp	4.750	07/15/43	331,303
200,000	PPL Electric Utilities Corp	4.125	06/15/44	198,132
225,000	PPL Energy Supply LLC	6.500	05/01/18	250,979
100,000	PPL Energy Supply LLC	4.600	12/15/21	99,586
300,000	Progress Energy, Inc	3.150	04/01/22	300,893
900,000	Progress Energy, Inc	7.750	03/01/31	1,271,982
200,000	PSEG Power LLC	5.320	09/15/16	218,662
100,000	PSEG Power LLC	2.450	11/15/18	101,203
150,000	Public Service Co of Colorado	2.250	09/15/22	143,075
200,000	Public Service Co of Colorado	2.500	03/15/23	191,853
150,000	Public Service Co of Colorado	3.600	09/15/42	138,003
100,000	Public Service Co of Colorado	4.300	03/15/44	103,591
200,000	Public Service Co of New Hampshire	3.500	11/01/23	206,169
520,000	Public Service Co of Oklahoma	5.150	12/01/19	586,560
100,000	Public Service Co of Oklahoma	4.400	02/01/21	109,638
150,000	Public Service Co of Oklahoma	6.625	11/15/37	195,012
220,000	Public Service Electric & Gas Co	5.300	05/01/18	249,687
200,000	Public Service Electric & Gas Co	2.300	09/15/18	204,848
500,000	Public Service Electric & Gas Co	1.800	06/01/19	495,458
200,000	Public Service Electric & Gas Co	3.750	03/15/24	210,024
410,000	Public Service Electric & Gas Co	5.375	11/01/39	488,979
200,000	Public Service Electric & Gas Co	3.950	05/01/42	195,048
100,000	Public Service Electric & Gas Co	3.650	09/01/42	91,586
200,000	Public Service Electric & Gas Co	3.800	01/01/43	189,978
200,000	Public Service Electric & Gas Co	4.000	06/01/44	196,067
250,000	Puget Sound Energy, Inc	5.757	10/01/39	312,479
100,000	Puget Sound Energy, Inc	4.434	11/15/41	104,118
100,000	Questar Corp	2.750	02/01/16	102,778
150,000	San Diego Gas & Electric Co	3.000	08/15/21	153,323
400,000	San Diego Gas & Electric Co	3.600	09/01/23	418,565
305,000	San Diego Gas & Electric Co	5.350	05/15/40	366,265
100,000	San Diego Gas & Electric Co	3.950	11/15/41	97,869
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		SCANA Corp	4.750%	05/15/21	$327,755
100,000		SCANA Corp	4.125	02/01/22	104,560
250,000		Scottish Power Ltd	5.810	03/15/25	291,050
200,000		Sempra Energy	2.300	04/01/17	205,310
150,000		Sempra Energy	2.875	10/01/22	147,064
500,000		Sempra Energy	4.050	12/01/23	528,206
200,000		Sempra Energy	3.550	06/15/24	201,400
260,000		Sempra Energy	6.000	10/15/39	322,619
125,000		Sierra Pacific Power Co	3.375	08/15/23	127,749
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	57,614
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	149,879
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	257,754
300,000		South Carolina Electric & Gas Co	4.600	06/15/43	320,526
200,000		South Carolina Electric & Gas Co	4.500	06/01/64	202,403
488,539		Southaven Combined Cycle Generation LLC	3.846	08/15/33	499,747
100,000		Southern California Edison Co	5.000	01/15/16	106,742
200,000		Southern California Edison Co	1.125	05/01/17	200,296
250,000		Southern California Edison Co	5.500	08/15/18	285,711
280,000		Southern California Edison Co	3.875	06/01/21	302,334
400,000		Southern California Edison Co	3.500	10/01/23	414,686
185,000		Southern California Edison Co	6.050	03/15/39	236,287
300,000		Southern California Edison Co	4.500	09/01/40	317,651
500,000		Southern California Edison Co	3.900	12/01/41	483,636
200,000		Southern California Edison Co	4.050	03/15/42	197,699
500,000		Southern California Edison Co	3.900	03/15/43	481,176
150,000		Southern California Gas Co	3.750	09/15/42	141,752
200,000		Southern California Gas Co	4.450	03/15/44	211,602
200,000		Southern Co	2.375	09/15/15	204,382
100,000		Southern Co	1.950	09/01/16	102,344
300,000		Southern Co	2.450	09/01/18	307,425
108,000	g	Southern Natural Gas Co	5.900	04/01/17	121,406
550,000		Southern Natural Gas Co	4.400	06/15/21	595,877
100,000		Southern Natural Gas Co	8.000	03/01/32	136,643
250,000		Southwest Gas Corp	3.875	04/01/22	265,169
250,000		Southwestern Electric Power Co	5.550	01/15/17	276,387
400,000		Southwestern Electric Power Co	6.200	03/15/40	500,813
600,000		Southwestern Public Service Co	4.500	08/15/41	633,993
60,000		Spectra Energy Capital LLC	6.200	04/15/18	68,860
600,000		Spectra Energy Capital LLC	3.300	03/15/23	574,231
200,000		Spectra Energy Partners LP	2.950	09/25/18	207,608
200,000		Spectra Energy Partners LP	4.750	03/15/24	216,682
200,000		Spectra Energy Partners LP	5.950	09/25/43	238,272
150,000		System Energy Resources, Inc	4.100	04/01/23	154,939
200,000		Tampa Electric Co	5.400	05/15/21	231,379
100,000		Tampa Electric Co	2.600	09/15/22	96,712
100,000		Tampa Electric Co	4.100	06/15/42	97,563
175,000		Tampa Electric Co	4.350	05/15/44	178,843
200,000		TECO Finance, Inc	5.150	03/15/20	225,903
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	255,531
12,000		Toledo Edison Co	7.250	05/01/20	14,467
300,000		Toledo Edison Co	6.150	05/15/37	362,461
770,000		Total Capital S.A.	3.125	10/02/15	796,090
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Total Capital S.A.	2.125%	08/10/18	$304,731
200,000	Total Capital S.A.	4.450	06/24/20	223,121
100,000	Total Capital S.A.	4.125	01/28/21	108,392
200,000	TransAlta Corp	1.900	06/03/17	200,783
350,000	TransAlta Corp	6.650	05/15/18	396,606
300,000	TransAlta Corp	4.500	11/15/22	304,039
125,000	Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	125,401
300,000	Union Electric Co	3.500	04/15/24	308,233
100,000	Union Electric Co	8.450	03/15/39	163,628
100,000	Union Electric Co	3.900	09/15/42	96,838
100,000	United Utilities plc	6.875	08/15/28	119,426
200,000	Virginia Electric and Power Co	1.200	01/15/18	197,534
309,000	Virginia Electric and Power Co	2.750	03/15/23	301,585
500,000	Virginia Electric and Power Co	3.450	02/15/24	511,472
350,000	Virginia Electric and Power Co	6.000	05/15/37	443,214
160,000	Virginia Electric and Power Co	4.000	01/15/43	154,713
250,000	Virginia Electric and Power Co	4.650	08/15/43	268,582
300,000	Virginia Electric and Power Co	4.450	02/15/44	312,644
500,000	Westar Energy, Inc	4.125	03/01/42	497,547
175,000	Westar Energy, Inc	4.100	04/01/43	173,683
200,000	Western Gas Partners LP	2.600	08/15/18	203,775
450,000	Western Gas Partners LP	4.000	07/01/22	466,059
100,000	Western Gas Partners LP	5.450	04/01/44	110,154
225,000	Western Massachusetts Electric Co	3.500	09/15/21	234,960
35,000	Williams Cos, Inc	7.875	09/01/21	43,454
475,000	Williams Cos, Inc	3.700	01/15/23	456,920
350,000	Williams Cos, Inc	4.550	06/24/24	353,465
300,000	Williams Cos, Inc	7.750	06/15/31	361,493
350,000	Williams Cos, Inc	5.750	06/24/44	353,011
245,000	Williams Partners LP	3.800	02/15/15	249,713
70,000	Williams Partners LP	7.250	02/01/17	80,006
530,000	Williams Partners LP	5.250	03/15/20	597,841
600,000	Williams Partners LP	4.000	11/15/21	627,409
200,000	Williams Partners LP	3.350	08/15/22	198,366
300,000	Williams Partners LP	4.500	11/15/23	318,206
300,000	Williams Partners LP	4.300	03/04/24	312,869
500,000	Williams Partners LP	3.900	01/15/25	502,307
300,000	Williams Partners LP	5.800	11/15/43	338,748
300,000	Williams Partners LP	5.400	03/04/44	321,849
500,000	Williams Partners LP	4.900	01/15/45	498,430
300,000	Wisconsin Electric Power Co	1.700	06/15/18	300,746
200,000	Wisconsin Electric Power Co	5.625	05/15/33	241,866
200,000	Wisconsin Electric Power Co	3.650	12/15/42	184,026
100,000	Wisconsin Electric Power Co	4.250	06/01/44	101,876
200,000	Wisconsin Power & Light Co	2.250	11/15/22	190,314
200,000	Wisconsin Public Service Corp	3.671	12/01/42	186,958
200,000	Wisconsin Public Service Corp	4.752	11/01/44	221,402
200,000	Xcel Energy, Inc	0.750	05/09/16	200,204
100,000	Xcel Energy, Inc	4.700	05/15/20	111,709
100,000	Xcel Energy, Inc	4.800	09/15/41	107,635
	TOTAL UTILITIES			115,752,209

	TOTAL CORPORATE BONDS			1,309,232,014
	(Cost $1,268,433,424)
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 72.2%

AGENCY SECURITIES - 3.5%
$250,000		Federal Agricultural Mortgage Corp (FAMC)	2.375%	07/22/15	$255,733
500,000		Federal Farm Credit Bank (FFCB)	0.300	07/18/14	500,042
2,600,000		FFCB	3.000	09/22/14	2,617,048
3,000,000		FFCB	1.500	11/16/15	3,047,643
1,475,000		FFCB	4.875	12/16/15	1,572,711
1,600,000		FFCB	1.050	03/28/16	1,618,558
200,000		Federal Home Loan Bank (FHLB)	0.400	07/02/14	200,002
7,650,000		FHLB	2.875	06/12/15	7,845,266
6,215,000		FHLB	0.375	08/28/15	6,228,462
1,000,000		FHLB	5.375	05/18/16	1,091,580
95,000		FHLB	4.750	12/16/16	104,389
500,000		FHLB	4.875	05/17/17	556,676
1,000,000		FHLB	0.750	09/08/17	990,050
2,745,000		FHLB	5.000	11/17/17	3,096,958
4,000,000		FHLB	1.625	06/14/19	3,984,540
5,005,000		FHLB	5.500	07/15/36	6,403,813
108,000		Federal Home Loan Mortgage Corp (FHLMC)	4.375	07/17/15	112,718
125,000		FHLMC	4.750	11/17/15	132,618
132,000		FHLMC	4.750	01/19/16	140,917
6,213,000		FHLMC	5.250	04/18/16	6,743,373
127,000		FHLMC	5.500	07/18/16	139,946
16,736,000		FHLMC	5.125	10/18/16	18,436,595
20,000,000		FHLMC	0.875	03/07/18	19,714,460
9,000,000		FHLMC	2.375	01/13/22	8,982,288
3,250,000		FHLMC	6.250	07/15/32	4,482,215
4,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	4,038,836
10,000,000		FNMA	0.500	05/27/15	10,027,580
5,000,000		FNMA	0.500	07/02/15	5,016,195
8,000,000		FNMA	0.375	12/21/15	8,008,704
5,000,000		FNMA	2.250	03/15/16	5,153,240
10,215,000		FNMA	5.000	03/15/16	11,011,841
150,000		FNMA	5.000	05/11/17	167,392
4,340,000		FNMA	5.375	06/12/17	4,902,629
8,000,000		FNMA	1.625	11/27/18	8,042,824
11,000,000	j	FNMA	0.000	10/09/19	9,666,426
2,310,000	i	FNMA	2.301	09/25/22	2,248,887
951,000		FNMA	6.030	10/08/27	1,212,359
5,000,000		FNMA	6.625	11/15/30	7,100,695
1,000,000		FNMA	5.625	07/15/37	1,317,276
815,000		Financing Corp	9.400	02/08/18	1,043,978
825,000		Financing Corp	9.800	04/06/18	1,079,771
815,000		Financing Corp	10.350	08/03/18	1,097,169
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	506,388
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	455,973
590,000		PEFCO	2.250	12/15/17	609,437
175,000		PEFCO	1.450	08/15/19	171,263
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	PEFCO	2.050%	11/15/22	$378,964
700,000	Tunisia Government AID Bonds	1.686	07/16/19	691,746
400,000	Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	400,755
300,000	Israel Government AID Bond	5.500	04/26/24	366,019
300,000	Tennessee Valley Authority	1.750	10/15/18	302,418
250,000	Ukraine Government AID Bonds	1.844	05/16/19	249,718
	TOTAL AGENCY SECURITIES			184,267,084

FOREIGN GOVERNMENT BONDS - 3.9%
1,750,000	Asian Development Bank	2.500	03/15/16	1,811,337
2,000,000	Asian Development Bank	1.125	03/15/17	2,015,924
1,000,000	Asian Development Bank	1.875	04/12/19	1,010,640
1,500,000	Asian Development Bank	1.375	03/23/20	1,453,773
75,000	Asian Development Bank	5.820	06/16/28	95,357
906,000	Brazilian Government International Bond	5.875	01/15/19	1,036,917
2,090,000	Brazilian Government International Bond	4.875	01/22/21	2,278,100
1,424,000	Brazilian Government International Bond	4.250	01/07/25	1,443,224
880,000	Brazilian Government International Bond	7.125	01/20/37	1,113,200
2,330,000	Brazilian Government International Bond	5.625	01/07/41	2,504,750
525,000	Canada Government International Bond	2.375	09/10/14	526,963
850,000	Canada Government International Bond	0.875	02/14/17	852,041
1,000,000	Canada Government International Bond	1.625	02/27/19	1,003,119
345,000	Chile Government International Bond	3.875	08/05/20	369,840
300,000	Chile Government International Bond	2.250	10/30/22	282,600
300,000	Chile Government International Bond	3.625	10/30/42	263,250
850,000	China Development Bank	5.000	10/15/15	891,946
900,000	Colombia Government International Bond	8.250	12/22/14	930,600
450,000	Colombia Government International Bond	7.375	03/18/19	547,875
900,000	Colombia Government International Bond	4.375	07/12/21	965,700
600,000	Colombia Government International Bond	2.625	03/15/23	561,000
750,000	Colombia Government International Bond	4.000	02/26/24	773,250
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,496,875
750,000	Colombia Government International Bond	5.625	02/26/44	840,000
30,000	Corp Andina de Fomento	5.125	05/05/15	30,982
500,000	Corp Andina de Fomento	3.750	01/15/16	520,061
527,000	Corp Andina de Fomento	4.375	06/15/22	558,921
1,000,000	Council of Europe Development Bank	2.625	02/16/16	1,035,650
500,000	Council of Europe Development Bank	1.500	06/19/17	507,479
500,000	Council of Europe Development Bank	1.000	03/07/18	495,035
500,000	Council Of Europe Development Bank	1.125	05/31/18	495,756
300,000	Development Bank of Japan	5.125	02/01/17	332,357
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	50,770
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,552,660
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,015,278
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	500,264
4,000,000	European Investment Bank	1.125	04/15/15	4,029,440
5,000,000	European Investment Bank	1.625	09/01/15	5,077,580
5,500,000	European Investment Bank	1.375	10/20/15	5,577,990
4,000,000	European Investment Bank	2.250	03/15/16	4,123,280
1,000,000	European Investment Bank	0.625	04/15/16	1,002,950
2,200,000	European Investment Bank	1.750	03/15/17	2,251,762
2,500,000	European Investment Bank	0.875	04/18/17	2,499,910
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	European Investment Bank	1.000%	03/15/18	$742,739
500,000	European Investment Bank	1.000	06/15/18	492,945
1,000,000	European Investment Bank	1.875	03/15/19	1,008,674
1,000,000	European Investment Bank	2.875	09/15/20	1,044,212
500,000	European Investment Bank	2.500	04/15/21	508,447
2,000,000	European Investment Bank	3.250	01/29/24	2,089,262
1,705,000	European Investment Bank	4.875	02/15/36	2,040,980
545,000	Export Development Canada	2.250	05/28/15	555,202
300,000	Export Development Canada	0.500	09/15/15	300,918
250,000	Export Development Canada	1.250	10/26/16	253,388
500,000	Export Development Canada	0.625	12/15/16	498,740
1,300,000	Export Development Canada	0.750	12/15/17	1,282,879
500,000	Export Development Canada	1.750	08/19/19	500,425
250,000	Export-Import Bank of Korea	5.875	01/14/15	256,835
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,131,897
300,000	Export-Import Bank of Korea	1.250	11/20/15	301,549
400,000	Export-Import Bank of Korea	3.750	10/20/16	423,597
200,000	Export-Import Bank of Korea	1.750	02/27/18	198,689
775,000	Export-Import Bank of Korea	5.125	06/29/20	876,615
300,000	Export-Import Bank of Korea	5.000	04/11/22	339,361
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,768,080
602,222	Federative Republic of Brazil	8.000	01/15/18	671,478
100,000	Finland Government International Bond	6.950	02/15/26	130,281
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,734,870
500,000	Hydro Quebec	2.000	06/30/16	513,350
800,000	Hydro Quebec	1.375	06/19/17	806,760
270,000	Hydro Quebec	9.400	02/01/21	368,329
200,000	Hydro Quebec	8.500	12/01/29	300,801
2,500,000	Inter-American Development Bank	2.250	07/15/15	2,552,420
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,041,061
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,215,048
750,000	Inter-American Development Bank	1.375	07/15/20	722,425
700,000	Inter-American Development Bank	3.200	08/07/42	623,905
300,000	Inter-American Development Bank	4.375	01/24/44	327,254
1,800,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,802,039
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,263,856
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,162,240
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	958,603
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,521,482
1,500,000	International Bank for Reconstruction & Development	2.125	11/01/20	1,510,313
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	556,844
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	493,129
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	979,241
1,700,000	International Finance Corp	2.750	04/20/15	1,733,867
2,750,000	International Finance Corp	1.125	11/23/16	2,770,730
2,000,000	International Finance Corp	1.750	09/04/18	2,022,596
800,000	Israel Government AID Bond	5.500	09/18/23	975,191
400,000	Israel Government International Bond	5.125	03/26/19	452,000
705,000	Israel Government International Bond	4.000	06/30/22	749,697
300,000	Israel Government International Bond	3.150	06/30/23	298,500
300,000	Israel Government International Bond	4.500	01/30/43	293,625
500,000	Italian Republic	3.125	01/26/15	507,252
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,200,000	Italian Republic	5.250%	09/20/16	$1,309,608
1,374,000	Italian Republic	5.375	06/15/33	1,621,860
1,500,000	Italy Government International Bond	4.750	01/25/16	1,593,465
430,000	Italy Government International Bond	5.375	06/12/17	476,901
1,100,000	Japan Bank for International Cooperation	1.875	09/24/15	1,118,625
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,904,047
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,058,562
300,000	Japan Bank for International Cooperation	3.375	07/31/23	314,570
600,000	Japan Finance Corp	2.250	07/13/16	619,626
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	999,576
1,600,000	KFW	2.625	01/25/22	1,627,552
475,000	Korea Development Bank	4.375	08/10/15	493,228
235,000	Korea Development Bank	3.250	03/09/16	243,840
400,000	Korea Development Bank	3.500	08/22/17	421,885
300,000	Korea Development Bank	1.500	01/22/18	295,526
200,000	Korea Development Bank	3.000	09/14/22	198,588
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,038,500
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,647,550
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,306,998
461,000	Mexico Government International Bond	6.750	09/27/34	596,995
1,132,000	Mexico Government International Bond	6.050	01/11/40	1,371,984
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,503,480
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,908,725
150,000	Mexico Government International Bond	5.750	10/12/10	159,150
500,000	Nordic Investment Bank	2.250	03/15/16	515,235
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,475,952
2,300,000	North American Development Bank	2.400	10/26/22	2,189,917
1,100,000	Panama Government International Bond	5.200	01/30/20	1,227,600
300,000	Panama Government International Bond	7.125	01/29/26	381,000
692,000	Panama Government International Bond	6.700	01/26/36	853,582
400,000	Panama Government International Bond	4.300	04/29/53	348,800
520,000	Peruvian Government International Bond	7.125	03/30/19	633,100
925,000	Peruvian Government International Bond	7.350	07/21/25	1,225,625
600,000	Peruvian Government International Bond	6.550	03/14/37	753,900
500,000	Peruvian Government International Bond	5.625	11/18/50	559,750
1,250,000	Philippine Government International Bond	8.875	03/17/15	1,318,750
225,000	Philippine Government International Bond	4.200	01/21/24	237,656
750,000	Philippine Government International Bond	5.500	03/30/26	864,375
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,038,750
380,000	Poland Government International Bond	3.875	07/16/15	392,920
1,985,000	Poland Government International Bond	6.375	07/15/19	2,352,225
67,000	Poland Government International Bond	5.125	04/21/21	75,375
390,000	Poland Government International Bond	5.000	03/23/22	433,485
490,000	Poland Government International Bond	3.000	03/17/23	476,035
1,000,000	Poland Government International Bond	4.000	01/22/24	1,037,500
1,055,000	Province of British Columbia Canada	2.850	06/15/15	1,081,269
400,000	Province of British Columbia Canada	1.200	04/25/17	403,030
200,000	Province of British Columbia Canada	2.650	09/22/21	203,288
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,707,160
500,000	Province of Manitoba Canada	4.900	12/06/16	549,660
500,000	Province of Manitoba Canada	1.125	06/01/18	494,325
500,000	Province of Manitoba Canada	1.750	05/30/19	497,317
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Province of Manitoba Canada	3.050%	05/14/24	$302,105
200,000		Province of New Brunswick Canada	5.200	02/21/17	222,382
200,000		Province of New Brunswick Canada	2.750	06/15/18	209,400
255,000		Province of Nova Scotia Canada	2.375	07/21/15	260,620
50,000		Province of Nova Scotia Canada	5.125	01/26/17	55,406
200,000		Province of Nova Scotia Canada	8.250	07/30/22	270,870
2,200,000		Province of Ontario Canada	2.950	02/05/15	2,235,627
600,000		Province of Ontario Canada	0.950	05/26/15	603,954
2,690,000		Province of Ontario Canada	2.700	06/16/15	2,753,081
1,000,000		Province of Ontario Canada	2.300	05/10/16	1,032,430
300,000		Province of Ontario Canada	1.600	09/21/16	305,802
1,300,000		Province of Ontario Canada	1.100	10/25/17	1,294,263
1,000,000		Province of Ontario Canada	2.000	01/30/19	1,010,830
1,000,000		Province of Ontario Canada	1.650	09/27/19	984,511
230,000		Province of Ontario Canada	4.400	04/14/20	257,812
800,000		Province of Ontario Canada	2.450	06/29/22	781,144
1,500,000		Province of Ontario Canada	3.200	05/16/24	1,512,998
385,000		Province of Quebec Canada	5.125	11/14/16	424,305
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,270,185
1,120,000		Province of Quebec Canada	3.500	07/29/20	1,198,614
1,100,000		Province of Quebec Canada	2.625	02/13/23	1,071,651
200,000		Province of Quebec Canada	7.125	02/09/24	260,248
201,000		Province of Quebec Canada	7.500	09/15/29	285,896
100,000		Province of Saskatchewan Canada	8.500	07/15/22	138,847
200,000		Region of Lombardy Italy	5.804	10/25/32	210,212
700,000		Republic of Korea	7.125	04/16/19	862,792
500,000		Republic of Korea	3.875	09/11/23	539,230
400,000		Republic of Korea	4.125	06/10/44	423,716
2,500,000		Republic of Philippines	4.000	01/15/21	2,653,125
800,000		Republic of Turkey	7.500	07/14/17	910,259
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,167,813
225,000		South Africa Government International Bond	5.500	03/09/20	246,206
500,000		South Africa Government International Bond	4.665	01/17/24	509,375
300,000		South Africa Government International Bond	5.875	09/16/25	333,450
300,000		South Africa Government International Bond	6.250	03/08/41	347,250
625,000		Svensk Exportkredit AB	5.125	03/01/17	693,766
425,000		Svensk Exportkredit AB	1.125	04/05/18	420,826
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,516,000
600,000		Turkey Government International Bond	6.250	09/26/22	676,080
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,227,000
800,000		Turkey Government International Bond	5.750	03/22/24	874,000
3,250,000		Turkey Government International Bond	4.875	04/16/43	3,055,000
800,000		Turkey Government International Bond	6.625	02/17/45	926,000
519,343		Uruguay Government International Bond	4.500	08/14/24	551,023
500,000		Uruguay Government International Bond	4.125	11/20/45	433,750
1,113,907		Uruguay Government International Bond	5.100	06/18/50	1,099,983
		TOTAL FOREIGN GOVERNMENT BONDS			205,979,286

MORTGAGE BACKED - 28.9%
9,835,981		Federal Home Loan Mortgage Corp (FHLMC)	2.500	07/01/28	9,994,433
94,405	i	FHLMC	4.986	04/01/35	99,057
10,407	i	FHLMC	2.250	10/01/35	11,052
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$143,866	i	FHLMC	2.380%	02/01/36	$153,838
81,685	i	FHLMC	2.435	07/01/36	87,143
252,480	i	FHLMC	2.260	09/01/36	268,778
146,348	i	FHLMC	2.367	09/01/36	155,006
184,894	i	FHLMC	2.371	09/01/36	195,731
53,586	i	FHLMC	5.873	01/01/37	56,856
11,668	i	FHLMC	2.375	02/01/37	12,466
15,877	i	FHLMC	2.390	02/01/37	16,916
380,019	i	FHLMC	2.454	03/01/37	405,103
29,927	i	FHLMC	5.311	03/01/37	31,447
265,226	i	FHLMC	5.718	04/01/37	280,640
218,442	i	FHLMC	6.010	04/01/37	234,386
30,152	i	FHLMC	1.950	05/01/37	30,224
50,368	i	FHLMC	2.651	05/01/37	54,214
49,387	i	FHLMC	2.340	06/01/37	52,623
219,935	i	FHLMC	3.017	06/01/37	231,362
208,171	i	FHLMC	2.617	08/01/37	216,192
136,809	i	FHLMC	1.593	09/01/37	141,005
262,586	i	FHLMC	1.701	09/01/37	274,841
2,396	i	FHLMC	6.195	09/01/37	2,476
28,870	i	FHLMC	5.537	02/01/38	30,464
130,229	i	FHLMC	2.332	04/01/38	139,453
185,656	i	FHLMC	4.882	04/01/38	198,892
64,608	i	FHLMC	4.823	06/01/38	68,741
20,296	i	FHLMC	2.375	07/01/38	21,588
57,669		FHLMC	5.000	10/01/39	63,820
60,757	i	FHLMC	3.539	06/01/40	64,802
383,320	i	FHLMC	3.400	07/01/40	405,177
354,954	i	FHLMC	2.943	01/01/41	371,162
52,722	i	FHLMC	2.562	05/01/41	54,953
1,083,690	i	FHLMC	3.404	08/01/41	1,158,690
495,443	i	FHLMC	2.934	09/01/41	522,585
116,057	i	FHLMC	3.139	10/01/41	121,662
4,964,376		FHLMC	4.000	04/01/44	5,266,326
6,693,606	h	FHLMC	4.500	05/01/44	7,251,422
5,000,000	h	FHLMC	4.000	06/01/44	5,304,118
6		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	07/01/14	6
2,263		FGLMC	7.500	01/01/16	2,271
29		FGLMC	7.500	05/01/16	29
24		FGLMC	7.500	06/01/16	24
12,382		FGLMC	5.500	05/01/17	13,146
25,650		FGLMC	5.500	06/01/17	27,234
17,552		FGLMC	5.000	12/01/17	18,632
11,951		FGLMC	5.500	12/01/17	12,689
20,652		FGLMC	5.000	03/01/18	21,922
67,184		FGLMC	5.000	04/01/18	71,316
55,336		FGLMC	4.500	06/01/18	58,692
164,151		FGLMC	4.500	09/01/18	174,692
112,885		FGLMC	4.000	11/01/18	119,761
193,680		FGLMC	4.500	01/01/19	207,570
22,831		FGLMC	4.000	05/01/19	24,256
184,134		FGLMC	4.500	05/01/19	195,300
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$388,448	FGLMC	4.500%	06/01/19	$412,002
123,317	FGLMC	4.000	10/01/19	130,916
47,504	FGLMC	5.500	11/01/19	50,874
370,362	FGLMC	4.500	12/01/19	392,819
63,075	FGLMC	4.500	01/01/20	66,900
26,763	FGLMC	4.500	02/01/20	28,852
1,374,117	FGLMC	4.500	02/01/20	1,457,438
300,976	FGLMC	5.000	05/01/20	319,588
313,990	FGLMC	5.000	05/01/20	338,587
26,450	FGLMC	4.500	07/01/20	28,568
288,572	FGLMC	5.000	07/01/20	306,387
5,162	FGLMC	7.000	10/01/20	5,550
25,224	FGLMC	5.000	12/01/20	27,244
1,048,030	FGLMC	4.000	05/01/21	1,112,824
312,248	FGLMC	4.500	06/01/21	331,801
563,486	FGLMC	4.500	06/01/21	598,782
268,747	FGLMC	5.000	07/01/21	290,309
37,185	FGLMC	5.500	07/01/21	40,597
4,137,492	FGLMC	3.000	12/01/21	4,317,576
24,200	FGLMC	5.000	10/01/22	26,183
20,782	FGLMC	6.000	11/01/22	22,708
175,966	FGLMC	5.000	04/01/23	190,141
11,969	FGLMC	4.500	05/01/23	12,884
146,016	FGLMC	5.000	05/01/23	161,588
38,833	FGLMC	5.000	10/01/23	42,362
28,804	FGLMC	5.500	10/01/23	32,187
31,386	FGLMC	5.000	11/01/23	34,734
65,638	FGLMC	5.000	03/01/24	72,638
16,765	FGLMC	4.500	04/01/24	18,071
7,120	FGLMC	4.500	05/01/24	7,676
49,399	FGLMC	4.500	06/01/24	53,191
451,340	FGLMC	4.000	07/01/24	480,264
230,356	FGLMC	4.000	07/01/24	245,110
86,513	FGLMC	5.500	07/01/24	94,631
455,389	FGLMC	4.000	08/01/24	484,413
15,713	FGLMC	4.500	09/01/24	16,927
32,121	FGLMC	4.500	09/01/24	34,631
73,660	FGLMC	4.500	09/01/24	79,342
16,572	FGLMC	5.500	09/01/24	18,539
556,845	FGLMC	4.000	10/01/24	592,542
17,805	FGLMC	4.500	10/01/24	19,191
52,979	FGLMC	4.500	10/01/24	57,686
18,149	FGLMC	4.500	11/01/24	19,559
47,283	FGLMC	4.500	12/01/24	50,981
37,579	FGLMC	4.500	02/01/25	40,519
756,450	FGLMC	4.000	03/01/25	810,437
21,413	FGLMC	4.500	06/01/25	23,083
42,306	FGLMC	4.500	07/01/25	45,520
779,256	FGLMC	3.500	10/01/25	826,011
416,170	FGLMC	4.000	10/01/25	445,745
790,602	FGLMC	3.500	11/01/25	838,038
1,321,725	FGLMC	3.500	11/01/25	1,401,030
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$369,632	FGLMC	3.500%	12/01/25	$391,101
256,037	FGLMC	3.000	01/01/26	266,030
2,593,843	FGLMC	3.500	01/01/26	2,744,504
229,000	FGLMC	4.000	04/01/26	245,128
467,893	FGLMC	4.000	05/01/26	500,857
116,633	FGLMC	5.500	07/01/26	130,356
1,482,948	FGLMC	4.000	08/01/26	1,587,425
8,782	FGLMC	6.000	08/01/26	9,857
409,523	FGLMC	3.000	09/01/26	424,998
1,056,068	FGLMC	3.000	10/01/26	1,095,976
1,573,044	FGLMC	3.500	10/01/26	1,664,413
50,566	FGLMC	5.000	10/01/26	55,959
13,826	FGLMC	5.500	10/01/26	15,473
6,183,937	FGLMC	3.000	02/01/27	6,417,622
3,288,339	FGLMC	2.500	05/01/27	3,341,312
3,284,846	FGLMC	2.500	11/01/27	3,337,763
166,433	FGLMC	6.000	12/01/27	186,842
2,581,540	FGLMC	2.500	01/01/28	2,623,127
6,684,251	FGLMC	2.500	03/01/28	6,791,931
221,567	FGLMC	5.000	03/01/28	246,929
3,618,626	FGLMC	2.500	05/01/28	3,676,920
22,362	FGLMC	5.500	05/01/28	25,001
9,233,401	FGLMC	2.500	07/01/28	9,382,146
2,790,793	FGLMC	3.000	10/01/28	2,896,254
218	FGLMC	6.500	10/01/28	246
190,534	FGLMC	5.500	01/01/29	213,089
5,225	FGLMC	6.500	01/01/29	5,888
33,465	FGLMC	4.000	02/01/29	35,781
1,444	FGLMC	6.500	03/01/29	1,657
170,273	FGLMC	4.500	04/01/29	184,328
16,581	FGLMC	6.500	07/01/29	18,684
51,792	FGLMC	5.000	12/01/29	57,524
78,540	FGLMC	4.000	08/01/30	84,315
457,885	FGLMC	4.500	01/01/31	498,673
809	FGLMC	8.000	01/01/31	926
505,766	FGLMC	4.000	03/01/31	543,109
62,327	FGLMC	4.000	05/01/31	66,947
507,926	FGLMC	4.500	05/01/31	553,978
202,047	FGLMC	4.000	06/01/31	217,034
629,153	FGLMC	4.000	08/01/31	675,730
580,554	FGLMC	4.000	09/01/31	623,646
8,527	FGLMC	6.500	09/01/31	9,608
19,688	FGLMC	8.000	09/01/31	22,811
276,370	FGLMC	3.500	11/01/31	288,983
112,397	FGLMC	7.000	12/01/31	127,853
43,290	FGLMC	6.500	01/01/32	49,480
95,612	FGLMC	6.000	02/01/32	108,634
3,771,797	FGLMC	3.000	03/01/32	3,843,950
39,252	FGLMC	7.000	04/01/32	44,973
36,823	FGLMC	6.500	05/01/32	42,444
2,987,631	FGLMC	3.500	09/01/32	3,124,142
32,433	FGLMC	5.500	11/01/32	36,460
99

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$38,150	FGLMC	6.000%	02/01/33	$43,345
138,134	FGLMC	5.000	03/01/33	153,352
90,946	FGLMC	6.000	03/01/33	103,178
6,584	FGLMC	6.000	03/01/33	7,392
153,840	FGLMC	6.000	03/01/33	175,072
58,321	FGLMC	5.000	04/01/33	64,541
15,762	FGLMC	6.000	04/01/33	17,937
1,221,758	FGLMC	5.000	06/01/33	1,356,788
330,938	FGLMC	5.500	06/01/33	371,996
4,763,947	FGLMC	3.500	07/01/33	4,981,705
129,356	FGLMC	4.500	07/01/33	140,427
187,486	FGLMC	5.000	08/01/33	207,945
15,492	FGLMC	5.000	08/01/33	17,202
40,399	FGLMC	6.500	08/01/33	46,302
385,103	FGLMC	5.000	09/01/33	435,211
186,673	FGLMC	5.500	09/01/33	213,052
149,596	FGLMC	5.500	09/01/33	166,886
65,067	FGLMC	5.500	09/01/33	72,907
159,547	FGLMC	5.500	09/01/33	180,773
61,203	FGLMC	4.000	10/01/33	64,926
31,629	FGLMC	5.000	10/01/33	35,126
240,526	FGLMC	5.500	10/01/33	272,529
68,082	FGLMC	5.500	12/01/33	76,535
239,377	FGLMC	5.500	12/01/33	268,955
757,491	FGLMC	7.000	12/01/33	878,079
660,596	FGLMC	5.000	01/01/34	733,687
16,372	FGLMC	5.500	02/01/34	18,394
82,207	FGLMC	5.000	03/01/34	91,311
101,638	FGLMC	5.500	03/01/34	114,245
195,835	FGLMC	5.000	05/01/34	217,536
109,338	FGLMC	4.500	06/01/34	118,684
222,801	FGLMC	5.000	06/01/34	247,402
71,396	FGLMC	5.500	06/01/34	80,253
49,050	FGLMC	6.000	06/01/34	55,845
149,605	FGLMC	6.000	09/01/34	170,301
20,039	FGLMC	5.000	11/01/34	22,415
915,284	FGLMC	5.500	11/01/34	1,028,461
620,820	FGLMC	5.000	12/01/34	689,304
46,267	FGLMC	5.500	12/01/34	52,177
112,323	FGLMC	5.500	12/01/34	126,198
43,835	FGLMC	5.500	01/01/35	48,899
6,411	FGLMC	5.500	01/01/35	7,202
12,082	FGLMC	5.500	01/01/35	13,581
296,886	FGLMC	4.500	04/01/35	322,107
41,065	FGLMC	6.000	05/01/35	46,737
280,512	FGLMC	6.000	05/01/35	318,693
277,429	FGLMC	7.000	05/01/35	321,272
65,415	FGLMC	5.500	06/01/35	73,495
40,327	FGLMC	5.500	06/01/35	45,330
1,184,338	FGLMC	5.000	07/01/35	1,314,831
38,709	FGLMC	5.000	07/01/35	42,838
39,871	FGLMC	6.000	07/01/35	44,756
100

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,768,145	FGLMC	5.000%	08/01/35	$1,961,536
45,634	FGLMC	5.500	08/01/35	50,906
100,625	FGLMC	6.000	08/01/35	112,937
25,245	FGLMC	4.500	09/01/35	27,356
37,726	FGLMC	5.000	10/01/35	41,762
240,146	FGLMC	5.000	10/01/35	267,171
165,173	FGLMC	5.000	10/01/35	183,273
872,488	FGLMC	5.500	10/01/35	980,697
28,704	FGLMC	5.000	12/01/35	31,831
163,548	FGLMC	5.000	12/01/35	181,172
76,457	FGLMC	6.000	01/01/36	86,184
55,046	FGLMC	5.000	02/01/36	61,040
24,383	FGLMC	5.000	02/01/36	27,059
29,348	FGLMC	6.000	02/01/36	33,175
320,399	FGLMC	5.500	04/01/36	360,402
37,074	FGLMC	5.500	05/01/36	41,652
4,675	FGLMC	6.500	05/01/36	5,268
1,119,987	FGLMC	6.000	06/01/36	1,266,208
225,547	FGLMC	5.000	07/01/36	250,174
236,653	FGLMC	6.000	07/01/36	269,293
36,401	FGLMC	6.000	08/01/36	40,962
32,205	FGLMC	6.000	09/01/36	36,494
1,181,251	FGLMC	5.500	10/01/36	1,321,455
808,405	FGLMC	5.500	10/01/36	902,273
110,394	FGLMC	6.500	10/01/36	124,395
48,122	FGLMC	5.500	11/01/36	53,640
116,895	FGLMC	6.000	11/01/36	131,990
627,415	FGLMC	6.000	12/01/36	707,700
996,628	FGLMC	5.500	03/01/37	1,110,901
352,327	FGLMC	6.000	03/01/37	396,066
59,596	FGLMC	6.500	03/01/37	67,155
361,184	FGLMC	5.500	04/01/37	402,597
46,687	FGLMC	5.000	05/01/37	51,666
32,257	FGLMC	5.000	06/01/37	35,697
176,674	FGLMC	5.500	06/01/37	196,931
677,652	FGLMC	6.000	07/01/37	760,793
228,557	FGLMC	6.000	08/01/37	258,315
96,359	FGLMC	6.000	09/01/37	109,241
1,004,829	FGLMC	5.500	10/01/37	1,128,241
35,227	FGLMC	6.000	11/01/37	39,545
280,001	FGLMC	6.500	11/01/37	315,515
118,598	FGLMC	6.000	01/01/38	133,109
432,290	FGLMC	6.000	02/01/38	485,376
50,971	FGLMC	6.000	02/01/38	57,207
491,780	FGLMC	5.000	03/01/38	544,228
1,611,560	FGLMC	5.000	03/01/38	1,783,432
576,064	FGLMC	5.000	04/01/38	643,799
57,303	FGLMC	5.000	04/01/38	64,519
793,861	FGLMC	5.500	04/01/38	885,055
186,632	FGLMC	5.500	05/01/38	208,031
21,545	FGLMC	5.500	06/01/38	24,015
55,670	FGLMC	6.000	07/01/38	62,481
101

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$90,272	FGLMC	5.500%	08/01/38	$101,191
720,859	FGLMC	5.500	08/01/38	803,513
83,286	FGLMC	5.000	09/01/38	92,168
1,140,297	FGLMC	5.500	09/01/38	1,271,043
322,373	FGLMC	5.500	09/01/38	359,336
16,764	FGLMC	5.500	10/01/38	18,686
417,157	FGLMC	6.000	11/01/38	468,198
2,859,118	FGLMC	5.500	01/01/39	3,186,943
2,316,278	FGLMC	4.500	02/01/39	2,507,476
1,176,363	FGLMC	5.000	02/01/39	1,301,821
81,902	FGLMC	5.500	02/01/39	91,293
14,597	FGLMC	4.500	03/01/39	15,802
411,011	FGLMC	5.000	03/01/39	459,496
63,305	FGLMC	6.000	03/01/39	71,051
2,734,520	FGLMC	4.500	04/01/39	2,974,136
60,259	FGLMC	4.500	04/01/39	65,899
808,312	FGLMC	4.000	05/01/39	857,477
1,565,448	FGLMC	4.500	05/01/39	1,694,668
9,232,776	FGLMC	4.500	05/01/39	10,076,694
448,868	FGLMC	4.500	05/01/39	485,920
21,242	FGLMC	4.500	05/01/39	22,998
401,809	FGLMC	5.000	05/01/39	445,486
1,047,355	FGLMC	4.000	06/01/39	1,111,059
229,562	FGLMC	4.500	06/01/39	248,511
5,001,313	FGLMC	4.500	06/01/39	5,415,534
87,427	FGLMC	5.000	06/01/39	96,752
34,213	FGLMC	5.500	06/01/39	38,136
1,149,944	FGLMC	4.000	07/01/39	1,219,887
49,616	FGLMC	4.500	07/01/39	53,725
97,187	FGLMC	4.500	07/01/39	105,222
606,348	FGLMC	4.500	07/01/39	656,734
347,981	FGLMC	5.000	07/01/39	385,093
572,268	FGLMC	5.500	07/01/39	637,884
46,563	FGLMC	4.500	08/01/39	50,422
124,986	FGLMC	5.000	08/01/39	138,316
564,442	FGLMC	4.000	09/01/39	598,774
3,126,684	FGLMC	5.000	09/01/39	3,460,143
918,925	FGLMC	5.000	09/01/39	1,028,787
29,639	FGLMC	5.500	09/01/39	33,610
1,400,440	FGLMC	6.500	09/01/39	1,578,066
163,713	FGLMC	4.500	10/01/39	179,248
128,728	FGLMC	4.500	10/01/39	141,034
398,458	FGLMC	4.500	10/01/39	431,508
65,996	FGLMC	4.000	11/01/39	70,010
289,114	FGLMC	4.500	11/01/39	313,034
16,498	FGLMC	5.000	11/01/39	18,261
98,462	FGLMC	5.000	11/01/39	108,963
326,946	FGLMC	4.500	12/01/39	357,012
232,175	FGLMC	4.500	12/01/39	251,522
545,391	FGLMC	4.500	12/01/39	590,476
932,988	FGLMC	4.500	12/01/39	1,013,718
477,855	FGLMC	5.500	12/01/39	532,645
102

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$560,567	FGLMC	4.500%	01/01/40	$606,839
42,928	FGLMC	5.000	01/01/40	48,063
101,811	FGLMC	5.500	01/01/40	113,485
191,247	FGLMC	5.500	03/01/40	213,175
2,354,539	FGLMC	4.000	04/01/40	2,497,750
401,375	FGLMC	4.500	04/01/40	434,631
87,210	FGLMC	4.500	04/01/40	95,264
654,583	FGLMC	5.000	04/01/40	727,964
270,475	FGLMC	5.000	04/01/40	299,407
2,552,024	FGLMC	6.000	04/01/40	2,865,462
6,265,698	FGLMC	4.500	05/01/40	6,783,465
4,013,915	FGLMC	5.000	05/01/40	4,495,782
14,298	FGLMC	4.500	06/01/40	15,483
1,667,433	FGLMC	5.500	06/01/40	1,867,731
3,096,494	FGLMC	4.500	07/01/40	3,352,645
63,283	FGLMC	4.500	08/01/40	68,556
679,164	FGLMC	5.000	08/01/40	752,498
1,574,227	FGLMC	5.000	08/01/40	1,745,519
158,194	FGLMC	5.000	08/01/40	175,465
10,807,303	FGLMC	5.500	08/01/40	12,046,463
864,309	FGLMC	4.000	09/01/40	916,879
7,686,695	FGLMC	4.000	11/01/40	8,154,226
4,412,615	FGLMC	4.000	12/01/40	4,681,005
1,293,435	FGLMC	3.500	01/01/41	1,331,222
1,000,634	FGLMC	3.500	01/01/41	1,029,867
837,146	FGLMC	4.000	01/01/41	888,065
733,693	FGLMC	3.500	02/01/41	755,128
3,366,852	FGLMC	4.000	02/01/41	3,571,636
1,192,555	FGLMC	4.000	02/01/41	1,265,090
4,972,331	FGLMC	4.000	04/01/41	5,274,766
1,025,352	FGLMC	4.500	04/01/41	1,110,198
258,345	FGLMC	5.000	04/01/41	286,701
1,025,571	FGLMC	4.500	05/01/41	1,111,069
1,255,257	FGLMC	4.500	06/01/41	1,359,518
2,620,507	FGLMC	3.500	10/01/41	2,697,063
2,430,511	FGLMC	5.000	10/01/41	2,703,138
3,079,798	FGLMC	3.500	11/01/41	3,169,773
1,607,281	FGLMC	4.500	12/01/41	1,741,326
10,550,141	FGLMC	3.500	01/01/42	10,858,357
3,125,472	FGLMC	3.500	02/01/42	3,216,781
3,938,285	FGLMC	3.500	04/01/42	4,053,340
7,142,079	FGLMC	4.000	05/01/42	7,577,552
4,372,981	FGLMC	3.500	07/01/42	4,500,735
1,119,960	FGLMC	3.000	08/01/42	1,106,133
4,532,916	FGLMC	3.000	10/01/42	4,476,879
6,727,422	FGLMC	3.000	10/01/42	6,644,288
2,179,612	FGLMC	3.500	12/01/42	2,243,288
5,371,507	FGLMC	2.500	01/01/43	5,090,433
12,417,909	FGLMC	3.000	01/01/43	12,264,342
18,847,913	FGLMC	3.000	04/01/43	18,614,717
7,466,259	FGLMC	3.500	05/01/43	7,684,381
7,246,038	FGLMC	3.000	08/01/43	7,156,345
103

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,825,542	FGLMC	3.000%	08/01/43	$4,765,810
7,683,937	FGLMC	3.500	08/01/43	7,908,419
7,207,298	FGLMC	4.000	11/01/43	7,645,671
9,868,364	FGLMC	3.500	02/01/44	10,156,662
9,594,316	FGLMC	4.000	02/01/44	10,177,876
654,072	Federal National Mortgage Association (FNMA)	4.640	11/01/14	653,893
208	FNMA	6.000	04/01/16	209
18,951	FNMA	5.500	09/01/16	20,127
2,014	FNMA	6.500	10/01/16	2,078
21,850	FNMA	6.500	11/01/16	22,716
12,919	FNMA	6.500	04/01/17	13,586
12,317	FNMA	6.000	05/01/17	12,968
49,822	FNMA	5.000	09/01/17	52,852
9,065	FNMA	6.000	11/01/17	9,475
575,493	FNMA	5.000	12/01/17	610,517
8,117	FNMA	5.000	12/01/17	8,610
112,415	FNMA	5.000	12/01/17	119,242
916,521	FNMA	5.000	01/01/18	972,308
841,163	FNMA	4.500	02/01/18	893,201
127,187	FNMA	4.500	04/01/18	135,069
24,204	FNMA	5.000	04/01/18	25,679
20,179	FNMA	5.500	04/01/18	21,458
200,856	FNMA	5.500	04/01/18	213,364
10,813	FNMA	5.500	05/01/18	11,485
368,661	FNMA	4.500	06/01/18	391,231
431,626	FNMA	4.000	08/01/18	458,841
37,213	FNMA	4.000	08/01/18	39,570
107,619	FNMA	4.500	09/01/18	114,301
76,743	FNMA	4.500	10/01/18	81,514
226,728	FNMA	5.000	11/01/18	241,300
4,402	FNMA	5.000	01/01/19	4,671
12,117	FNMA	6.000	01/01/19	13,635
25,181	FNMA	4.500	05/01/19	26,747
11,137	FNMA	4.500	06/01/19	11,832
60,786	FNMA	4.500	06/01/19	64,575
67,455	FNMA	5.000	07/01/19	71,567
316,124	FNMA	5.000	10/01/19	336,549
43,106	FNMA	4.500	11/01/19	45,786
37,800	FNMA	4.500	12/01/19	40,160
44,046	FNMA	5.000	03/01/20	46,739
14,811	FNMA	5.000	04/01/20	15,994
28,725	FNMA	4.500	06/01/20	30,508
21,156	FNMA	4.500	09/01/20	22,473
21,145	FNMA	4.500	10/01/20	22,487
31,353	FNMA	4.500	11/01/20	33,299
61,258	FNMA	5.000	12/01/20	66,104
171,613	FNMA	5.500	01/01/21	182,262
1,737,578	FNMA	5.500	01/01/21	1,846,106
71,748	FNMA	5.000	03/01/21	76,145
52,313	FNMA	5.500	08/01/21	57,147
15,228	FNMA	6.000	08/01/21	16,685
10,186	FNMA	5.000	10/01/21	11,000
104

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$25,632	FNMA	5.000%	11/01/21	$27,283
11,237	FNMA	5.500	11/01/21	12,271
34,518	FNMA	5.500	10/01/22	37,836
16,774	FNMA	6.000	10/01/22	18,646
9,394	FNMA	5.000	03/01/23	10,161
27,675	FNMA	4.500	04/01/23	29,504
226,590	FNMA	4.500	06/01/23	241,483
20,686	FNMA	5.000	06/01/23	22,554
24,083	FNMA	5.500	06/01/23	26,943
55,694	FNMA	5.000	07/01/23	60,237
244,276	FNMA	5.000	07/01/23	266,360
28,768	FNMA	5.500	08/01/23	31,551
44,848	FNMA	5.000	11/01/23	49,835
16,236	FNMA	5.500	11/01/23	17,622
590,447	FNMA	5.500	01/01/24	645,549
41,913	FNMA	5.500	02/01/24	47,001
228,060	FNMA	4.000	03/01/24	243,865
16,119	FNMA	4.500	04/01/24	17,271
270,041	FNMA	4.000	05/01/24	288,758
865,283	FNMA	4.000	05/01/24	922,011
20,588	FNMA	4.000	06/01/24	22,015
26,428	FNMA	4.500	07/01/24	28,585
22,985	FNMA	5.500	07/01/24	25,792
428	FNMA	8.000	07/01/24	496
137,280	FNMA	4.500	08/01/24	147,150
501,224	FNMA	4.000	09/01/24	535,778
118,119	FNMA	4.000	09/01/24	126,308
59,795	FNMA	4.500	09/01/24	64,094
1,121,630	FNMA	4.500	10/01/24	1,202,041
58,536	FNMA	5.000	01/01/25	65,045
111,660	FNMA	4.500	02/01/25	119,681
21,415	FNMA	4.500	03/01/25	22,956
804,029	FNMA	4.500	03/01/25	861,912
245,570	FNMA	5.000	03/01/25	272,878
632,058	FNMA	4.500	04/01/25	677,343
247,325	FNMA	4.500	04/01/25	264,889
2,821,681	FNMA	4.000	05/01/25	3,022,998
841,762	FNMA	4.000	06/01/25	901,830
734,055	FNMA	4.500	06/01/25	786,920
275,666	FNMA	4.000	08/01/25	295,332
111,244	FNMA	5.500	08/01/25	125,968
1,470,172	FNMA	3.500	09/01/25	1,559,973
1,391,460	FNMA	4.000	09/01/25	1,488,131
1,608,159	FNMA	3.500	10/01/25	1,706,390
1,631,681	FNMA	3.500	10/01/25	1,731,348
532,385	FNMA	5.000	10/01/25	591,588
1,020,242	FNMA	4.000	11/01/25	1,093,067
1,499,807	FNMA	3.500	12/01/25	1,591,419
6,365,123	FNMA	3.500	02/01/26	6,753,919
1,005,195	FNMA	3.500	02/01/26	1,066,594
327,127	FNMA	4.000	03/01/26	350,484
901,450	FNMA	4.000	06/01/26	965,600
105

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$873,337	FNMA	3.500%	08/01/26	$926,683
676,594	FNMA	3.500	09/01/26	717,922
397,251	FNMA	4.000	09/01/26	425,602
1,027,277	FNMA	3.500	10/01/26	1,090,026
21,424	FNMA	6.000	10/01/26	24,198
1,460,412	FNMA	3.000	11/01/26	1,518,887
1,187,257	FNMA	3.000	12/01/26	1,234,796
3,213,129	FNMA	3.000	01/01/27	3,341,783
2,519,531	FNMA	3.500	02/01/27	2,673,430
3,731,371	FNMA	3.000	04/01/27	3,880,776
2,344,492	FNMA	3.000	04/01/27	2,438,367
1,547,957	FNMA	3.500	05/01/27	1,642,510
1,389,666	FNMA	2.500	06/01/27	1,413,580
3,872,229	FNMA	3.000	06/01/27	4,027,274
1,640,456	FNMA	2.500	07/01/27	1,668,687
3,257,523	FNMA	2.500	09/01/27	3,313,586
59,008	FNMA	5.500	09/01/27	66,696
5,643,961	FNMA	2.500	10/01/27	5,741,094
3,828,600	FNMA	3.000	11/01/27	3,981,898
8,227	FNMA	5.500	01/01/28	9,234
13,016,123	FNMA	2.500	02/01/28	13,239,049
9,657,198	FNMA	2.500	02/01/28	9,822,596
6,772	FNMA	5.000	02/01/28	7,525
10,524,849	FNMA	2.500	04/01/28	10,705,107
7,163,937	FNMA	2.500	04/01/28	7,286,633
42,415	FNMA	5.500	06/01/28	47,638
2,781,382	FNMA	2.500	07/01/28	2,829,018
5,615,179	FNMA	2.500	08/01/28	5,711,350
8,018,032	FNMA	3.000	10/01/28	8,339,076
6,641	FNMA	5.500	11/01/28	7,458
32	FNMA	7.500	01/01/29	36
56,640	FNMA	4.000	03/01/29	60,195
208,380	FNMA	4.500	04/01/29	225,768
449	FNMA	6.500	04/01/29	507
141,164	FNMA	4.000	05/01/29	151,138
77,239	FNMA	4.500	06/01/29	83,684
27,027	FNMA	4.000	07/01/29	28,933
3,477	FNMA	7.500	07/01/29	3,607
510,423	FNMA	4.500	08/01/29	555,920
88,484	FNMA	4.500	09/01/29	96,434
69,055	FNMA	4.500	11/01/29	76,377
25,567	FNMA	4.500	01/01/30	27,864
66,989	FNMA	4.000	03/01/30	71,700
29,970	FNMA	4.500	05/01/30	32,898
42,099	FNMA	4.500	06/01/30	45,901
367,850	FNMA	4.500	08/01/30	402,353
76,846	FNMA	4.000	09/01/30	82,657
425,662	FNMA	4.000	10/01/30	457,976
4,362,946	FNMA	4.000	11/01/30	4,693,793
627,775	FNMA	4.000	11/01/30	675,312
170,486	FNMA	4.500	12/01/30	186,514
202,217	FNMA	3.500	02/01/31	211,452
106

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$245,577	FNMA	4.000%	02/01/31	$264,183
281	FNMA	7.500	02/01/31	298
1,630	FNMA	7.500	03/01/31	1,923
568,773	FNMA	3.500	04/01/31	594,710
74,656	FNMA	4.000	04/01/31	80,316
7,085	FNMA	6.000	05/01/31	8,001
1,335	FNMA	7.500	05/01/31	1,449
2,096,102	FNMA	4.500	07/01/31	2,321,277
394,296	FNMA	4.500	07/01/31	431,303
2,324,081	FNMA	4.000	08/01/31	2,501,201
162,781	FNMA	4.000	09/01/31	175,179
591	FNMA	6.500	09/01/31	667
64,653	FNMA	6.000	11/01/31	73,641
7,703	FNMA	6.500	11/01/31	8,686
3,814,016	FNMA	3.500	01/01/32	4,000,151
25,848	FNMA	6.000	01/01/32	29,106
24,926	FNMA	6.000	01/01/32	28,426
1,540,220	FNMA	3.500	02/01/32	1,615,461
18,879	FNMA	6.000	02/01/32	21,494
63,131	FNMA	6.500	04/01/32	72,731
139,566	FNMA	6.500	07/01/32	159,000
16,704	FNMA	6.500	08/01/32	19,059
1,458,747	FNMA	3.000	09/01/32	1,488,814
142,937	FNMA	6.000	09/01/32	160,902
33,458	FNMA	7.500	09/01/32	38,153
4,292,000	FNMA	3.000	10/01/32	4,380,464
80,198	FNMA	5.500	10/01/32	90,083
43,936	FNMA	6.000	10/01/32	49,477
35,005	FNMA	6.000	11/01/32	39,745
39,327	FNMA	5.500	12/01/32	44,175
5,438	FNMA	5.500	12/01/32	6,091
67,241	FNMA	6.000	12/01/32	76,331
354,365	FNMA	5.500	01/01/33	398,044
695,731	FNMA	6.000	01/01/33	787,059
364,413	FNMA	5.000	02/01/33	405,871
20,476	FNMA	5.000	02/01/33	22,841
2,768,131	FNMA	3.000	04/01/33	2,825,198
4,096,488	FNMA	3.500	04/01/33	4,291,643
17,050	FNMA	6.000	04/01/33	19,399
2,494,403	FNMA	5.500	05/01/33	2,804,839
143,128	FNMA	5.000	06/01/33	159,756
302,718	FNMA	5.500	06/01/33	340,215
38,162	FNMA	4.500	07/01/33	41,466
113,845	FNMA	5.000	07/01/33	126,763
34,752	FNMA	4.500	08/01/33	37,652
244,570	FNMA	4.500	08/01/33	265,639
70,786	FNMA	5.000	08/01/33	78,963
90,831	FNMA	5.500	09/01/33	101,620
294,695	FNMA	5.500	09/01/33	331,156
33,714	FNMA	6.000	09/01/33	37,937
395,697	FNMA	4.500	10/01/33	429,945
73,332	FNMA	5.000	10/01/33	81,675
107

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$62,517		FNMA	5.000%	10/01/33	$69,755
1,184,106		FNMA	5.500	10/01/33	1,349,785
529,777		FNMA	5.500	10/01/33	596,193
28,341		FNMA	4.500	11/01/33	30,797
5,032,820		FNMA	5.000	11/01/33	5,619,863
73,483		FNMA	5.000	11/01/33	81,948
596,523		FNMA	5.000	12/01/33	666,185
644,470		FNMA	5.500	12/01/33	732,095
5,684,058		FNMA	3.000	01/01/34	5,790,705
224,200		FNMA	5.000	02/01/34	250,371
878,827		FNMA	6.000	02/01/34	996,379
56,472		FNMA	5.000	03/01/34	63,016
32,768		FNMA	5.000	03/01/34	36,574
1,341,453		FNMA	5.000	03/01/34	1,497,322
19,382		FNMA	5.000	03/01/34	21,635
23,698		FNMA	5.000	03/01/34	26,446
69,864		FNMA	5.000	03/01/34	77,982
205,141		FNMA	5.000	04/01/34	228,263
206,459		FNMA	5.500	04/01/34	232,114
115,417		FNMA	4.500	05/01/34	125,226
31,654		FNMA	4.500	05/01/34	34,359
74,232		FNMA	5.500	07/01/34	83,484
46,800		FNMA	5.500	07/01/34	52,598
64,101		FNMA	7.000	07/01/34	74,976
65,844		FNMA	5.000	08/01/34	73,368
564,782		FNMA	5.000	08/01/34	629,225
304,212		FNMA	6.000	08/01/34	344,790
54,030		FNMA	6.000	08/01/34	61,214
32,305		FNMA	4.500	09/01/34	35,050
1,166,354		FNMA	5.500	09/01/34	1,311,278
10,882		FNMA	5.500	11/01/34	12,241
23,940		FNMA	6.000	11/01/34	26,956
17,673		FNMA	5.000	12/01/34	19,696
11,131		FNMA	5.500	12/01/34	12,518
35,896		FNMA	6.000	12/01/34	40,701
1,564,069		FNMA	4.500	01/01/35	1,699,273
95,976		FNMA	5.500	01/01/35	107,376
3,641,140		FNMA	5.500	02/01/35	4,092,599
151,219		FNMA	5.500	02/01/35	169,987
1,017,311		FNMA	5.500	04/01/35	1,147,738
146,815		FNMA	6.000	04/01/35	166,402
128,221		FNMA	6.000	04/01/35	145,311
103,765		FNMA	5.500	05/01/35	116,091
198,128		FNMA	6.000	05/01/35	223,320
61,377		FNMA	5.000	06/01/35	68,349
5,145		FNMA	7.500	06/01/35	5,624
6,439	i	FNMA	3.759	07/01/35	6,859
163,495		FNMA	5.000	07/01/35	182,702
356,102		FNMA	4.500	08/01/35	386,263
266,492		FNMA	5.000	08/01/35	296,127
529,523		FNMA	5.000	08/01/35	588,726
18,686		FNMA	4.500	09/01/35	20,299
108

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$16,124		FNMA	4.500%	09/01/35	$17,469
39,317		FNMA	5.500	09/01/35	44,218
350,375		FNMA	5.000	10/01/35	389,801
583,697		FNMA	5.500	10/01/35	663,729
20,457		FNMA	5.000	11/01/35	22,559
599,651		FNMA	5.500	11/01/35	672,338
8,259		FNMA	4.500	12/01/35	8,948
98,474		FNMA	5.500	12/01/35	110,171
308,523		FNMA	6.000	12/01/35	347,169
183,741	i	FNMA	2.261	02/01/36	196,914
80,944		FNMA	5.000	02/01/36	88,247
1,383,644		FNMA	5.000	02/01/36	1,539,055
131,866		FNMA	6.500	02/01/36	148,858
664,665		FNMA	6.000	03/01/36	747,922
12,979		FNMA	5.000	05/01/36	14,423
1,045,124		FNMA	6.000	06/01/36	1,179,536
157,146	i	FNMA	2.379	07/01/36	169,961
54,565		FNMA	6.000	07/01/36	61,543
376,879		FNMA	6.500	07/01/36	428,609
839,822		FNMA	5.500	08/01/36	939,581
481,370		FNMA	6.500	08/01/36	545,675
38,698		FNMA	5.500	09/01/36	43,475
75,894		FNMA	6.500	09/01/36	85,574
26,564		FNMA	6.500	09/01/36	29,952
96,265		FNMA	6.000	10/01/36	108,781
43,170		FNMA	6.500	11/01/36	48,676
14,843	i	FNMA	2.475	12/01/36	15,908
275,607		FNMA	6.000	12/01/36	311,072
46,483	i	FNMA	2.513	01/01/37	49,771
109,784		FNMA	5.500	01/01/37	122,905
8,226	i	FNMA	1.909	02/01/37	8,815
811,834		FNMA	5.500	02/01/37	908,365
25,007		FNMA	6.000	02/01/37	28,155
38,865		FNMA	7.000	02/01/37	44,102
17,930	i	FNMA	2.308	03/01/37	19,103
3,941		FNMA	5.000	03/01/37	4,379
291,025		FNMA	6.500	03/01/37	328,144
119,834		FNMA	6.500	03/01/37	135,118
9,344	i	FNMA	5.490	04/01/37	10,025
177,559		FNMA	7.000	04/01/37	191,880
262,286		FNMA	5.000	05/01/37	291,453
10,559		FNMA	7.000	05/01/37	10,955
45,910	i	FNMA	3.119	06/01/37	48,919
84,472		FNMA	5.500	06/01/37	94,507
69,742		FNMA	5.500	08/01/37	78,334
26,895		FNMA	6.000	08/01/37	30,390
154,744		FNMA	6.500	08/01/37	174,481
42,007		FNMA	6.500	08/01/37	47,365
55,791		FNMA	5.500	09/01/37	62,418
129,285		FNMA	6.000	09/01/37	145,480
419,805		FNMA	6.000	09/01/37	472,390
159,429		FNMA	6.000	09/01/37	180,653
109

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$356,367		FNMA	6.000%	09/01/37	$407,134
117,219		FNMA	6.000	09/01/37	132,998
25,768		FNMA	6.500	09/01/37	29,054
165,046		FNMA	6.500	09/01/37	186,096
474,130	i	FNMA	2.400	10/01/37	508,560
68,817		FNMA	6.500	10/01/37	77,595
517,427		FNMA	5.500	11/01/37	578,890
1,068,869		FNMA	6.000	11/01/37	1,202,758
56,199		FNMA	7.000	11/01/37	64,288
5,109		FNMA	6.500	01/01/38	5,766
294,832		FNMA	5.500	02/01/38	329,854
30,541		FNMA	6.500	02/01/38	34,436
60,859		FNMA	7.000	02/01/38	66,644
71,217	i	FNMA	2.395	03/01/38	76,498
29,863		FNMA	5.000	03/01/38	33,184
22,383		FNMA	5.000	03/01/38	24,872
58,504		FNMA	5.500	03/01/38	65,454
17,781		FNMA	6.000	03/01/38	20,271
65,678		FNMA	6.500	03/01/38	74,055
87,830		FNMA	6.500	03/01/38	99,039
484,495		FNMA	6.500	03/01/38	554,313
30,541		FNMA	6.500	03/01/38	34,436
35,196		FNMA	5.000	04/01/38	39,110
1,151,923		FNMA	5.500	04/01/38	1,288,756
811,647		FNMA	6.000	04/01/38	913,316
48,120		FNMA	4.500	05/01/38	52,135
2,795,304		FNMA	5.000	05/01/38	3,109,031
924,183		FNMA	5.000	05/01/38	1,026,954
2,913,633		FNMA	6.000	06/01/38	3,278,600
3,583,182		FNMA	6.500	06/01/38	4,040,193
766,950		FNMA	6.000	07/01/38	863,753
6,380	i	FNMA	2.500	08/01/38	6,852
10,640	i	FNMA	4.731	08/01/38	11,279
2,605,194		FNMA	6.000	09/01/38	2,931,526
83,182	i	FNMA	2.005	10/01/38	88,756
10,393		FNMA	6.000	10/01/38	11,695
71,264		FNMA	5.500	11/01/38	79,729
12,943		FNMA	5.000	12/01/38	14,382
2,093,044		FNMA	5.500	12/01/38	2,349,446
375,127		FNMA	4.500	01/01/39	406,430
452,542		FNMA	5.000	01/01/39	502,866
8,584,655		FNMA	5.000	01/01/39	9,539,284
1,338,878		FNMA	5.500	01/01/39	1,497,919
332,695		FNMA	5.500	01/01/39	372,215
80,220		FNMA	6.000	01/01/39	90,269
152,949		FNMA	6.000	01/01/39	172,107
630,049		FNMA	4.500	02/01/39	682,831
572,663		FNMA	4.500	02/01/39	620,449
1,304,356		FNMA	4.500	02/01/39	1,413,988
24,690		FNMA	5.500	02/01/39	27,638
1,213,210		FNMA	4.000	04/01/39	1,289,359
37,966		FNMA	5.500	04/01/39	42,662
110

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$493,908		FNMA	4.500%	05/01/39	$535,122
1,882,600		FNMA	4.500	05/01/39	2,055,677
492,645		FNMA	4.500	06/01/39	534,289
1,147,070		FNMA	4.500	06/01/39	1,243,581
1,024,870		FNMA	5.500	06/01/39	1,146,610
27,391	i	FNMA	4.072	07/01/39	28,761
216,127		FNMA	4.500	07/01/39	234,197
339,631		FNMA	4.500	07/01/39	368,201
37,123		FNMA	5.000	07/01/39	41,393
52,655	i	FNMA	3.561	08/01/39	55,949
210,213	i	FNMA	3.718	08/01/39	222,158
4,167,444		FNMA	4.000	08/01/39	4,429,019
606,181		FNMA	4.000	08/01/39	644,229
2,477,919		FNMA	4.500	08/01/39	2,707,641
51,445		FNMA	4.500	08/01/39	56,416
1,012,991		FNMA	4.500	08/01/39	1,098,070
47,567		FNMA	5.000	08/01/39	52,857
4,206,978		FNMA	5.000	08/01/39	4,674,801
1,382,906		FNMA	4.000	09/01/39	1,469,706
83,060		FNMA	5.000	09/01/39	92,303
574,191		FNMA	5.500	09/01/39	649,899
419,682		FNMA	6.000	09/01/39	472,391
1,721,963		FNMA	6.500	10/01/39	1,941,588
69,426		FNMA	5.000	11/01/39	77,934
1,937,859		FNMA	4.000	12/01/39	2,059,491
177,408		FNMA	4.500	12/01/39	193,979
6,755,791		FNMA	4.500	12/01/39	7,321,062
489,725		FNMA	4.500	12/01/39	530,681
67,140	i	FNMA	3.642	01/01/40	71,152
113,023		FNMA	4.500	01/01/40	122,523
147,685		FNMA	5.000	01/01/40	164,785
1,012,098		FNMA	6.000	02/01/40	1,138,876
1,234,658		FNMA	4.500	03/01/40	1,337,730
563,823		FNMA	4.500	03/01/40	610,872
67,145		FNMA	5.000	03/01/40	74,715
58,761		FNMA	4.500	04/01/40	63,665
2,259,046		FNMA	5.000	04/01/40	2,513,692
1,883,583		FNMA	5.000	04/01/40	2,101,145
221,208	i	FNMA	3.485	05/01/40	236,158
341,049	i	FNMA	3.620	05/01/40	365,193
522,781	i	FNMA	3.762	05/01/40	559,117
57,843		FNMA	4.500	05/01/40	63,131
173,740		FNMA	4.500	07/01/40	188,298
145,248		FNMA	4.500	07/01/40	157,420
195,752		FNMA	5.000	07/01/40	217,822
109,904	i	FNMA	3.376	08/01/40	116,931
1,832,922		FNMA	4.500	08/01/40	1,985,871
1,343,299		FNMA	4.500	08/01/40	1,455,391
1,469,694		FNMA	5.000	08/01/40	1,634,467
2,794,832		FNMA	4.500	09/01/40	3,028,305
1,117,787		FNMA	4.500	09/01/40	1,211,484
2,949,790		FNMA	6.000	09/01/40	3,323,400
111

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$407,552		FNMA	3.500%	10/01/40	$420,180
4,987,762		FNMA	4.000	10/01/40	5,300,826
1,934,624		FNMA	4.000	10/01/40	2,056,054
3,060,813		FNMA	4.500	10/01/40	3,316,641
2,882,370		FNMA	3.500	11/01/40	2,971,679
3,215,289		FNMA	4.000	11/01/40	3,417,101
3,719,062		FNMA	4.000	11/01/40	3,952,494
2,162,992		FNMA	4.000	11/01/40	2,298,755
386,327		FNMA	4.500	11/01/40	419,347
418,758	i	FNMA	3.280	12/01/40	441,516
1,084,623		FNMA	4.000	12/01/40	1,152,701
9,349,130		FNMA	4.500	12/01/40	10,130,541
108,566		FNMA	3.500	01/01/41	111,930
258,342	i	FNMA	3.162	02/01/41	275,379
623,392		FNMA	3.500	02/01/41	642,708
3,056,530		FNMA	4.000	02/01/41	3,248,377
2,952,706		FNMA	4.000	03/01/41	3,138,036
2,390,643		FNMA	4.500	04/01/41	2,590,485
3,178,961		FNMA	4.500	05/01/41	3,453,599
625,236		FNMA	4.500	05/01/41	677,596
2,023,888		FNMA	4.500	06/01/41	2,193,137
665,321	i	FNMA	3.245	07/01/41	701,727
2,247,023		FNMA	4.500	07/01/41	2,435,092
5,836,331		FNMA	4.000	09/01/41	6,203,793
3,386,259		FNMA	4.500	09/01/41	3,668,827
1,343,122		FNMA	5.500	09/01/41	1,502,666
1,174,823	i	FNMA	2.933	10/01/41	1,230,513
213,250	i	FNMA	3.097	10/01/41	223,492
1,466,348		FNMA	3.500	11/01/41	1,511,782
1,689,700		FNMA	3.500	11/01/41	1,742,054
2,092,515	i	FNMA	2.835	12/01/41	2,179,904
2,089,900		FNMA	4.000	12/01/41	2,222,810
4,390,666		FNMA	3.500	03/01/42	4,526,709
3,449,271		FNMA	4.000	03/01/42	3,665,769
2,781,934		FNMA	3.500	04/01/42	2,873,058
8,200,215		FNMA	3.500	04/01/42	8,454,294
4,524,875		FNMA	4.500	04/01/42	4,902,455
3,615,379		FNMA	5.000	04/01/42	4,072,251
3,064,418		FNMA	4.000	05/01/42	3,256,760
4,274,201		FNMA	5.000	05/01/42	4,764,926
2,402,203		FNMA	3.000	06/01/42	2,375,895
12,889,730		FNMA	3.500	06/01/42	13,289,113
12,439,171		FNMA	4.000	06/01/42	13,220,677
6,920,533		FNMA	4.000	06/01/42	7,362,741
19,474,625		FNMA	3.500	07/01/42	20,078,036
3,725,727		FNMA	4.500	07/01/42	4,044,246
4,221,057		FNMA	3.500	08/01/42	4,351,844
5,341,164		FNMA	3.000	09/01/42	5,282,671
7,954,182		FNMA	3.500	09/01/42	8,200,638
11,343,539		FNMA	3.000	10/01/42	11,219,313
4,257,709		FNMA	3.500	10/01/42	4,389,632
3,735,988		FNMA	2.500	01/01/43	3,546,091
112

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$13,729,032		FNMA	3.000%	01/01/43	$13,578,681
18,694,944		FNMA	3.000	02/01/43	18,490,209
14,100,173		FNMA	3.000	04/01/43	13,945,758
4,708,385		FNMA	3.000	04/01/43	4,656,822
3,286,816	i	FNMA	2.184	06/01/43	3,312,271
15,186,537		FNMA	3.000	06/01/43	15,020,224
4,551,935	i	FNMA	1.750	07/01/43	4,621,465
11,490,414		FNMA	3.000	07/01/43	11,364,579
11,897,172		FNMA	3.500	07/01/43	12,265,800
5,372,511		FNMA	4.000	08/01/43	5,714,252
7,780,467		FNMA	3.000	09/01/43	7,695,261
12,064,668		FNMA	3.500	09/01/43	12,438,485
7,337,936		FNMA	3.500	10/01/43	7,565,298
2,035,299		FNMA	4.500	10/01/43	2,205,136
4,799,734		FNMA	4.000	11/01/43	5,100,996
11,452,194		FNMA	4.000	11/01/43	12,171,006
3,530,778		FNMA	4.500	12/01/43	3,825,406
9,737,636		FNMA	4.000	01/01/44	10,348,831
9,956,990		FNMA	4.000	05/01/44	10,581,953
10,357		Government National Mortgage Association (GNMA)	5.000	02/15/18	10,973
44,835		GNMA	4.500	02/15/19	47,250
15,556		GNMA	4.500	01/20/24	16,541
86,291		GNMA	4.000	04/15/24	91,846
11,808		GNMA	4.500	07/15/24	12,588
292,015		GNMA	4.000	08/15/24	310,742
84,469		GNMA	4.500	08/15/24	90,050
254,742		GNMA	4.000	09/15/24	271,026
38,999		GNMA	4.500	01/15/25	41,560
317,340		GNMA	4.000	08/15/25	337,535
174,690		GNMA	3.500	03/15/26	186,169
220,831		GNMA	4.000	04/15/26	234,884
187,329		GNMA	4.000	06/20/26	199,903
284,319		GNMA	3.500	11/20/26	301,830
1,355,862		GNMA	3.000	12/15/26	1,419,743
3,817,545		GNMA	2.500	04/20/27	3,928,764
2,321,911		GNMA	2.500	09/20/27	2,389,609
3,562		GNMA	6.500	09/15/28	4,062
1,348		GNMA	6.500	09/15/28	1,532
4,867		GNMA	6.500	11/15/28	5,529
1,278		GNMA	7.500	11/15/28	1,453
4,532,685		GNMA	3.500	11/20/28	4,811,991
9,020		GNMA	8.500	10/15/30	9,792
6,123		GNMA	8.500	10/20/30	7,261
653		GNMA	8.500	12/15/30	787
931		GNMA	7.000	06/20/31	1,106
1,026		GNMA	6.500	07/15/31	1,168
3,402		GNMA	7.000	07/15/31	3,695
2,130		GNMA	7.000	07/15/31	2,391
333,593		GNMA	6.000	10/15/32	385,632
56,235		GNMA	5.500	12/20/32	63,290
128,887		GNMA	5.500	05/15/33	145,414
22,186		GNMA	5.000	07/15/33	24,620
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$81,318	GNMA	5.500%	07/15/33	$91,542
18,821	GNMA	5.000	07/20/33	20,894
100,535	GNMA	5.000	08/15/33	110,576
47,731	GNMA	5.000	08/15/33	52,761
286,386	GNMA	5.500	09/15/33	325,736
235,350	GNMA	6.000	11/20/33	272,187
104,529	GNMA	5.500	05/20/34	117,572
146,251	GNMA	6.000	09/20/34	167,289
14,493	GNMA	5.000	10/20/34	16,088
352,895	GNMA	5.500	11/15/34	398,143
142,433	GNMA	6.500	01/15/35	166,184
78,943	GNMA	5.500	02/20/35	88,599
1,597,896	GNMA	5.000	03/20/35	1,772,902
525,651	GNMA	5.000	04/15/35	583,240
514,821	GNMA	5.500	05/20/35	579,250
21,055	GNMA	5.000	09/20/35	23,333
14,213	GNMA	5.000	11/15/35	15,630
12,060	GNMA	5.000	11/15/35	13,340
154,674	GNMA	5.500	02/20/36	172,893
18,523	GNMA	5.500	03/15/36	20,866
52,566	GNMA	5.500	05/20/36	58,743
13,683	GNMA	6.500	06/15/36	15,548
524,253	GNMA	5.500	06/20/36	585,654
26,377	GNMA	5.000	09/15/36	29,205
23,073	GNMA	6.000	09/15/36	25,944
48,570	GNMA	6.000	10/20/36	55,225
29,033	GNMA	5.000	12/15/36	32,208
42,302	GNMA	5.500	01/15/37	47,263
27,387	GNMA	6.000	01/20/37	31,127
678,067	GNMA	5.500	02/15/37	760,560
90,121	GNMA	6.000	02/20/37	102,427
704,274	GNMA	6.000	04/15/37	810,026
19,031	GNMA	6.500	04/15/37	21,623
317,148	GNMA	6.000	04/20/37	355,600
41,132	GNMA	6.000	06/15/37	46,427
55,174	GNMA	6.000	08/20/37	62,716
43,442	GNMA	6.500	08/20/37	49,069
216,933	GNMA	6.500	11/20/37	245,031
155,190	GNMA	6.000	12/15/37	174,483
15,570	GNMA	5.000	02/20/38	17,150
356,294	GNMA	5.000	04/15/38	391,655
16,923	GNMA	5.500	05/20/38	18,976
57,523	GNMA	5.500	06/15/38	64,731
159,484	GNMA	6.000	06/20/38	181,587
242,071	GNMA	5.500	07/15/38	270,356
1,290,522	GNMA	5.000	07/20/38	1,422,422
1,223,887	GNMA	5.500	07/20/38	1,367,231
38,830	GNMA	5.500	08/15/38	43,375
222,374	GNMA	6.000	08/15/38	249,977
564,114	GNMA	6.000	08/15/38	634,136
123,580	GNMA	6.000	08/20/38	140,589
491,494	GNMA	6.000	09/20/38	559,161
114

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$70,359		GNMA	5.000%	10/15/38	$77,343
30,785		GNMA	5.500	10/15/38	34,990
21,597		GNMA	6.500	10/20/38	24,395
42,141		GNMA	6.500	10/20/38	47,251
8,626		GNMA	5.500	11/15/38	9,636
85,808		GNMA	6.500	11/20/38	96,923
685,404		GNMA	6.000	12/15/38	770,482
9,035		GNMA	6.500	12/15/38	10,265
74,897		GNMA	5.000	01/15/39	82,369
2,506,872		GNMA	4.500	01/20/39	2,740,928
226,270		GNMA	6.500	01/20/39	255,577
86,183		GNMA	5.000	02/15/39	94,727
40,005		GNMA	6.000	02/15/39	44,987
119,885		GNMA	4.500	03/15/39	130,705
823,185		GNMA	4.500	03/15/39	897,480
27,950		GNMA	4.500	03/20/39	30,591
51,905	i	GNMA	5.000	03/20/39	53,856
402,872		GNMA	5.500	03/20/39	449,997
47,318		GNMA	4.500	04/15/39	51,589
857,546		GNMA	5.500	04/15/39	966,264
17,293		GNMA	5.000	04/20/39	19,191
85,193		GNMA	4.000	05/15/39	91,147
1,334,115		GNMA	4.500	05/15/39	1,454,524
735,778		GNMA	5.000	05/15/39	808,762
89,813		GNMA	4.000	05/20/39	96,394
243,757		GNMA	4.500	05/20/39	266,787
5,003,401		GNMA	5.000	05/20/39	5,555,201
3,539,065		GNMA	4.500	06/15/39	3,858,479
33,079		GNMA	4.500	06/15/39	36,064
41,041		GNMA	5.000	06/15/39	45,085
3,118,068		GNMA	5.000	06/15/39	3,461,701
37,453		GNMA	5.000	06/15/39	41,175
88,727		GNMA	5.000	06/15/39	97,578
3,283,268		GNMA	5.000	06/15/39	3,629,439
52,576		GNMA	4.000	06/20/39	56,428
33,275		GNMA	5.000	06/20/39	36,940
3,937,062		GNMA	4.000	07/15/39	4,212,219
66,044		GNMA	4.500	07/15/39	72,005
122,208		GNMA	4.500	07/15/39	133,238
4,136,674		GNMA	4.500	07/15/39	4,521,853
42,945		GNMA	5.000	07/15/39	47,210
552,930		GNMA	4.500	07/20/39	605,501
489,382		GNMA	5.000	07/20/39	543,751
43,377		GNMA	5.500	07/20/39	48,682
202,340		GNMA	4.000	08/15/39	216,481
792,285		GNMA	5.000	08/15/39	871,285
51,907		GNMA	5.500	08/15/39	58,007
125,882		GNMA	6.000	08/15/39	141,525
139,307		GNMA	4.000	08/20/39	149,514
137,685		GNMA	5.000	08/20/39	152,926
75,060		GNMA	5.000	09/15/39	82,849
188,776		GNMA	5.000	09/20/39	209,680
115

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$50,782		GNMA	4.500%	10/15/39	$55,365
24,943		GNMA	5.000	10/15/39	27,432
54,194		GNMA	4.500	10/20/39	59,356
91,109		GNMA	4.500	11/15/39	99,593
80,072		GNMA	4.500	11/20/39	87,702
95,177		GNMA	5.000	11/20/39	105,785
2,863,547		GNMA	4.500	12/15/39	3,121,993
158,522		GNMA	4.500	12/15/39	172,829
79,457		GNMA	4.500	12/20/39	87,057
2,935,961		GNMA	5.000	12/20/39	3,263,177
2,629,761		GNMA	4.500	01/20/40	2,881,060
39,336		GNMA	5.500	01/20/40	44,419
1,488,571		GNMA	5.500	02/15/40	1,664,009
160,760		GNMA	4.000	03/15/40	171,995
41,612		GNMA	5.000	03/15/40	45,941
31,267		GNMA	4.500	04/15/40	34,169
828,853		GNMA	5.000	04/15/40	914,839
112,738		GNMA	4.500	04/20/40	123,485
19,722		GNMA	4.500	05/15/40	21,559
477,228		GNMA	5.000	05/15/40	526,627
1,076,732	i	GNMA	3.000	05/20/40	1,124,271
24,732		GNMA	4.500	05/20/40	27,094
43,781		GNMA	4.500	06/15/40	47,783
51,552		GNMA	4.500	06/15/40	56,315
8,440,704		GNMA	4.500	06/15/40	9,226,884
523,506		GNMA	5.000	06/20/40	581,730
354,207		GNMA	4.500	07/15/40	387,014
1,197,648		GNMA	4.500	07/15/40	1,308,197
3,961,472		GNMA	4.500	07/20/40	4,340,591
118,107		GNMA	5.000	07/20/40	131,248
926,317		GNMA	4.000	08/15/40	991,056
2,865,830		GNMA	4.000	08/15/40	3,066,120
253,514		GNMA	4.500	08/15/40	277,027
307,638		GNMA	4.500	08/20/40	337,124
236,498		GNMA	4.500	09/20/40	259,164
62,690		GNMA	5.500	09/20/40	70,044
91,321		GNMA	6.500	09/20/40	103,861
80,317		GNMA	4.000	10/15/40	85,963
199,310		GNMA	6.000	10/20/40	224,171
922,203		GNMA	4.000	11/15/40	986,655
2,959,187		GNMA	4.000	11/20/40	3,175,276
754,306		GNMA	3.500	12/15/40	785,861
1,041,528		GNMA	5.500	12/20/40	1,164,165
3,030,934		GNMA	4.000	01/15/41	3,242,763
7,624,594		GNMA	4.000	01/20/41	8,180,007
748,400		GNMA	4.000	02/15/41	800,705
2,296,899		GNMA	4.500	02/20/41	2,516,317
1,286,946		GNMA	4.500	03/15/41	1,406,665
2,961,002		GNMA	4.500	04/20/41	3,242,723
577,973		GNMA	5.000	04/20/41	641,137
309,726	i	GNMA	4.000	06/20/41	327,178
755,775		GNMA	4.000	07/15/41	808,595
116

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,111,410		GNMA	4.000%	07/20/41	$1,191,411
3,574,661		GNMA	4.500	07/20/41	3,912,030
3,228,237		GNMA	5.000	07/20/41	3,588,262
960,445		GNMA	4.500	08/15/41	1,049,803
1,468,323		GNMA	5.000	08/20/41	1,628,654
1,499,124		GNMA	4.000	09/15/41	1,603,896
175,790	i	GNMA	3.000	09/20/41	183,545
4,846,870		GNMA	4.000	09/20/41	5,195,758
349,323		GNMA	4.000	10/15/41	373,737
375,800	i	GNMA	2.500	10/20/41	387,697
265,786	i	GNMA	3.500	10/20/41	278,688
6,051,088		GNMA	4.000	10/20/41	6,486,657
806,271		GNMA	5.500	10/20/41	900,954
1,705,770		GNMA	3.500	11/15/41	1,777,771
3,858,770		GNMA	4.000	11/15/41	4,128,456
7,850,229		GNMA	4.500	11/20/41	8,589,192
3,040,034		GNMA	5.000	11/20/41	3,367,927
1,106,214		GNMA	6.000	11/20/41	1,258,915
3,673,287		GNMA	3.500	01/20/42	3,833,692
1,443,443	i	GNMA	3.000	02/20/42	1,504,732
1,850,510		GNMA	3.500	03/20/42	1,931,319
3,178,595		GNMA	4.500	03/20/42	3,476,099
3,333,914		GNMA	3.500	04/15/42	3,473,798
4,314,506		GNMA	3.500	05/20/42	4,502,916
17,673,280		GNMA	3.500	05/20/42	18,445,059
4,482,759		GNMA	4.000	05/20/42	4,805,437
8,399,797		GNMA	3.500	07/15/42	8,751,188
1,407,093	i	GNMA	2.000	07/20/42	1,450,410
4,050,591		GNMA	3.500	07/20/42	4,227,341
4,381,172		GNMA	3.000	08/20/42	4,436,043
4,454,405		GNMA	3.500	08/20/42	4,648,926
16,462,649		GNMA	3.500	08/20/42	17,180,449
4,038,258		GNMA	6.000	08/20/42	4,586,740
6,249,622		GNMA	3.500	10/20/42	6,522,130
6,259,219		GNMA	3.000	11/20/42	6,337,660
4,633,810		GNMA	3.000	12/20/42	4,687,936
6,657,038		GNMA	3.000	01/15/43	6,720,994
4,519,489		GNMA	3.000	01/15/43	4,562,451
5,471,784		GNMA	3.000	01/20/43	5,538,517
9,194,805		GNMA	3.000	02/20/43	9,305,897
4,705,712		GNMA	3.000	02/20/43	4,760,765
1,872,264		GNMA	3.000	04/15/43	1,890,062
2,710,310		GNMA	5.000	04/20/43	2,995,869
3,730,362		GNMA	3.000	05/20/43	3,773,278
5,693,488		GNMA	3.000	06/20/43	5,758,119
9,565,119		GNMA	3.500	06/20/43	9,980,995
11,962,469		GNMA	3.000	07/20/43	12,096,712
9,591,345		GNMA	3.500	09/20/43	10,006,682
5,257,296		GNMA	4.000	09/20/43	5,635,726
4,727,992		GNMA	4.000	10/20/43	5,068,322
1,940,570		GNMA	3.500	11/20/43	2,024,603
5,735,269		GNMA	4.000	11/20/43	6,148,105
117

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,619,981		GNMA	4.500%	12/20/43	$5,050,849
4,847,570		GNMA	4.500	01/20/44	5,299,663
4,940,268		GNMA	3.500	02/20/44	5,154,420
9,837,849		GNMA	4.000	02/20/44	10,545,996
9,977,464	h	GNMA	4.000	05/20/44	10,695,661
		TOTAL MORTGAGE BACKED			1,533,829,489

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power	7.834	02/15/41	424,992
500,000		American Municipal Power	6.270	02/15/50	615,090
500,000		Bay Area Toll Authority	6.263	04/01/49	673,495
200,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	240,726
300,000		City of Chicago IL	5.432	01/01/42	297,987
750,000		City Public Service Board of San Antonio TX	5.808	02/01/41	938,535
150,000		Colorado Bridge Enterprise	6.078	12/01/40	189,751
200,000		Commonwealth of Massachusetts	4.200	12/01/21	219,520
500,000		Commonwealth of Massachusetts	5.731	06/01/40	618,290
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	217,864
200,000		County of Clark NV	6.820	07/01/45	275,636
350,000		Denver City & County School District No	4.242	12/15/37	343,689
200,000		District of Columbia	5.591	12/01/34	241,214
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	111,028
500,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	498,180
64,752		Kentucky Asset Liability Commission	3.165	04/01/18	67,421
30,000		Los Angeles Unified School District	5.750	07/01/34	36,495
100,000		Massachusetts School Building Authority	5.715	08/15/39	122,116
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	128,418
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,242,962
650,000		Metropolitan Transportation Authority	7.336	11/15/39	946,478
500,000		Missouri Highway & Transportation Commission	5.445	05/01/33	581,950
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	305,965
500,000		Municipal Electric Authority of Georgia	6.655	04/01/57	610,065
947,000		New Jersey Economic Development Authority	7.425	02/15/29	1,237,833
335,000		New Jersey State Turnpike Authority	7.414	01/01/40	483,020
800,000		New Jersey Transportation Trust Fund Authority	5.754	12/15/28	925,752
360,000		New Jersey Transportation Trust Fund Authority	6.104	12/15/28	397,915
700,000		New Jersey Transportation Trust Fund Authority	6.875	12/15/39	783,678
1,100,000		New York City Municipal Water Finance Authority	5.790	06/15/41	1,190,717
500,000		New York City Municipal Water Finance Authority	5.440	06/15/43	603,745
600,000		New York State Dormitory Authority	5.289	03/15/33	694,440
130,000		New York State Dormitory Authority	5.628	03/15/39	155,735
545,000		New York State Dormitory Authority	5.600	03/15/40	662,464
400,000		New York State Urban Development Corp	5.838	03/15/40	488,636
100,000		Ohio State University	4.910	06/01/40	112,992
675,000		Ohio State Water Development Authority	4.879	12/01/34	745,888
750,000		Oregon School Boards Association	4.759	06/30/28	822,668
250,000		Oregon School Boards Association	5.680	06/30/28	297,373
100,000		Oregon State Department of Transportation	5.834	11/15/34	123,646
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	248,828
1,000,000		Port Authority of New York & New Jersey	5.310	08/01/46	1,077,710
100,000		Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	113,447
118

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Santa Clara Valley Transportation Authority	5.876%	04/01/32	$953,656
200,000	State of California	1.050	02/01/16	201,442
300,000	State of California	5.750	03/01/17	337,374
100,000	State of California	6.200	10/01/19	119,936
100,000	State of California	5.700	11/01/21	119,692
250,000	State of California	7.500	04/01/34	355,875
285,000	State of California	7.550	04/01/39	428,446
3,400,000	State of California	7.300	10/01/39	4,838,438
2,740,000	State of California	7.625	03/01/40	4,042,158
300,000	State of Connecticut	5.090	10/01/30	337,758
620,000	State of Connecticut	5.850	03/15/32	753,095
100,000	State of Illinois	4.511	03/01/15	102,650
1,045,000	State of Illinois	4.961	03/01/16	1,111,598
4,450,000	State of Illinois	5.100	06/01/33	4,471,004
1,295,000	State of Illinois	6.725	04/01/35	1,504,648
300,000	State of Oregon	5.762	06/01/23	353,088
600,000	State of Texas	4.631	04/01/33	660,558
50,000	State of Texas	5.517	04/01/39	62,287
1,000,000	State of Texas	4.681	04/01/40	1,105,670
575,000	State of Texas Transportation Commission	5.028	04/01/26	669,754
500,000	State of Utah	3.539	07/01/25	521,160
200,000	State of Washington	5.090	08/01/33	228,942
604,000	State Public School Building Authority	5.000	09/15/27	675,495
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,234,564
750,000	Tennessee Valley Authority	3.875	02/15/21	825,470
500,000	Tennessee Valley Authority	5.880	04/01/36	646,780
500,000	Tennessee Valley Authority	5.500	06/15/38	621,994
300,000	Tennessee Valley Authority	3.500	12/15/42	275,348
1,000,000	Tennessee Valley Authority	4.625	09/15/60	1,053,351
500,000	University of California	1.796	07/01/19	494,825
200,000	University of California	5.770	05/15/43	241,502
860,000	University of California	4.858	05/15/12	865,452
100,000	University of Pennsylvania	4.674	09/01/12	99,662
200,000	University of Southern California	5.250	10/01/11	241,292
700,000	University of Texas	4.794	08/15/46	792,995
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	174,461
	TOTAL MUNICIPAL BONDS			53,636,774

U.S. TREASURY SECURITIES - 34.9%
375,700	United States Treasury Bond	7.875	02/15/21	513,653
1,500,000	United States Treasury Bond	6.375	08/15/27	2,098,359
16,000,000	United States Treasury Bond	5.250	11/15/28	20,495,008
26,060,000	United States Treasury Bond	5.250	02/15/29	33,405,662
19,429,000	United States Treasury Bond	5.375	02/15/31	25,509,675
6,750,000	United States Treasury Bond	4.500	02/15/36	8,198,084
4,644,000	United States Treasury Bond	4.375	02/15/38	5,544,499
32,983,000	United States Treasury Bond	3.500	02/15/39	34,415,715
241,000	United States Treasury Bond	4.500	08/15/39	293,756
850,000	United States Treasury Bond	4.375	11/15/39	1,017,875
915,000	United States Treasury Bond	4.625	02/15/40	1,137,889
3,380,000	United States Treasury Bond	4.375	05/15/40	4,053,360
12,585,000	United States Treasury Bond	3.875	08/15/40	13,961,484
119

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$11,185,000	United States Treasury Bond	4.250%	11/15/40	$13,172,082
5,075,000	United States Treasury Bond	4.750	02/15/41	6,448,422
26,350,000	United States Treasury Bond	4.375	05/15/41	31,677,654
10,000,000	United States Treasury Bond	3.750	08/15/41	10,862,500
2,300,000	United States Treasury Bond	3.125	11/15/41	2,228,843
4,550,000	United States Treasury Bond	3.125	02/15/42	4,402,125
7,500,000	United States Treasury Bond	3.000	05/15/42	7,073,437
10,000,000	United States Treasury Bond	2.750	08/15/42	8,943,750
4,000,000	United States Treasury Bond	2.750	11/15/42	3,570,624
10,250,000	United States Treasury Bond	2.875	05/15/43	9,365,938
6,500,000	United States Treasury Bond	3.625	08/15/43	6,865,625
2,000,000	United States Treasury Bond	3.750	11/15/43	2,160,000
11,000,000	United States Treasury Bond	3.625	02/15/44	11,608,432
100	United States Treasury Note	2.500	03/31/15	102
14,000,000	United States Treasury Note	0.250	08/15/15	14,013,132
8,000,000	United States Treasury Note	0.375	08/31/15	8,020,000
11,340,000	United States Treasury Note	1.250	08/31/15	11,485,288
2,500,000	United States Treasury Note	0.250	09/15/15	2,502,540
18,805,000	United States Treasury Note	1.250	09/30/15	19,057,702
20,000,000	United States Treasury Note	0.250	10/15/15	20,019,540
27,300,000	United States Treasury Note	1.250	10/31/15	27,683,893
20,000,000	United States Treasury Note	0.375	11/15/15	20,045,320
23,550,000	United States Treasury Note	1.375	11/30/15	23,930,851
5,000,000	United States Treasury Note	2.125	12/31/15	5,139,455
59,000,000	United States Treasury Note	0.375	01/15/16	59,092,158
5,400,000	United States Treasury Note	2.000	01/31/16	5,546,178
40,000,000	United States Treasury Note	0.250	02/29/16	39,960,920
10,650,000	United States Treasury Note	2.125	02/29/16	10,969,500
250,000	United States Treasury Note	2.625	02/29/16	259,599
8,000,000	United States Treasury Note	0.375	03/15/16	8,004,376
9,000,000	United States Treasury Note	2.250	03/31/16	9,297,072
12,000,000	United States Treasury Note	0.250	04/15/16	11,972,340
14,000,000	United States Treasury Note	2.000	04/30/16	14,412,342
164,000	United States Treasury Note	5.125	05/15/16	178,440
15,000,000	United States Treasury Note	0.375	05/31/16	14,986,530
11,250,000	United States Treasury Note	1.750	05/31/16	11,534,760
22,000,000	United States Treasury Note	0.500	06/15/16	22,027,500
5,000,000	United States Treasury Note	1.500	06/30/16	5,103,125
10,750,000	United States Treasury Note	1.500	07/31/16	10,973,396
970,000	United States Treasury Note	3.250	07/31/16	1,025,548
19,000,000	United States Treasury Note	0.625	08/15/16	19,046,018
14,000,000	United States Treasury Note	1.000	08/31/16	14,144,368
14,200,000	United States Treasury Note	1.000	09/30/16	14,337,570
23,050,000	United States Treasury Note	1.000	10/31/16	23,266,094
27,000,000	United States Treasury Note	0.625	11/15/16	27,006,318
173,000	United States Treasury Note	4.625	11/15/16	189,394
278,400	United States Treasury Note	7.500	11/15/16	323,640
15,250,000	United States Treasury Note	0.875	11/30/16	15,344,123
8,000,000	United States Treasury Note	0.625	12/15/16	7,995,624
4,000,000	United States Treasury Note	0.875	12/31/16	4,020,936
50,300,000	United States Treasury Note	0.875	01/31/17	50,523,986
16,250,000	United States Treasury Note	0.875	02/28/17	16,309,670
120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$220,000	United States Treasury Note	3.000%	02/28/17	$233,131
20,000,000	United States Treasury Note	0.750	03/15/17	20,000,000
21,300,000	United States Treasury Note	1.000	03/31/17	21,426,479
16,500,000	United States Treasury Note	0.875	04/30/17	16,529,650
160,000	United States Treasury Note	8.750	05/15/17	196,050
30,400,000	United States Treasury Note	0.625	05/31/17	30,198,114
11,000,000	United States Treasury Note	0.750	06/30/17	10,955,318
20,200,000	United States Treasury Note	0.500	07/31/17	19,933,299
139,200	United States Treasury Note	8.875	08/15/17	173,261
17,300,000	United States Treasury Note	0.625	08/31/17	17,110,773
16,000,000	United States Treasury Note	0.625	09/30/17	15,801,248
61,750,000	United States Treasury Note	0.750	10/31/17	61,151,766
8,414,000	United States Treasury Note	4.250	11/15/17	9,307,987
20,500,000	United States Treasury Note	0.625	11/30/17	20,186,104
31,000,000	United States Treasury Note	0.750	12/31/17	30,607,664
8,044,000	United States Treasury Note	2.750	12/31/17	8,499,620
21,000,000	United States Treasury Note	0.875	01/31/18	20,798,211
8,127,000	United States Treasury Note	2.625	01/31/18	8,552,400
31,000,000	United States Treasury Note	0.750	02/28/18	30,513,207
23,000,000	United States Treasury Note	0.750	03/31/18	22,597,500
15,000,000	United States Treasury Note	0.625	04/30/18	14,646,090
6,172,000	United States Treasury Note	2.625	04/30/18	6,494,586
6,266,000	United States Treasury Note	3.875	05/15/18	6,893,577
72,000,000	United States Treasury Note	1.000	05/31/18	71,218,152
7,862,000	United States Treasury Note	2.375	05/31/18	8,196,135
7,000,000	United States Treasury Note	1.375	06/30/18	7,015,862
15,000,000	United States Treasury Note	1.375	07/31/18	15,018,750
13,065,000	United States Treasury Note	2.250	07/31/18	13,542,683
40,350,000	United States Treasury Note	1.500	08/31/18	40,561,192
22,000,000	United States Treasury Note	1.375	09/30/18	21,972,500
28,000,000	United States Treasury Note	1.250	10/31/18	27,783,448
1,681,000	United States Treasury Note	9.000	11/15/18	2,225,881
33,500,000	United States Treasury Note	1.250	11/30/18	33,196,423
25,000,000	United States Treasury Note	1.500	12/31/18	25,013,675
25,000,000	United States Treasury Note	1.500	01/31/19	24,984,375
2,802,400	United States Treasury Note	2.750	02/15/19	2,957,188
30,000,000	United States Treasury Note	1.500	02/28/19	29,950,770
36,000,000	United States Treasury Note	1.625	03/31/19	36,104,076
20,000,000	United States Treasury Note	1.625	04/30/19	20,037,500
40,750,000	United States Treasury Note	1.500	05/31/19	40,546,250
25,000,000	United States Treasury Note	1.625	06/30/19	25,000,000
3,000,000	United States Treasury Note	1.375	01/31/20	2,933,436
1,377,000	United States Treasury Note	3.625	02/15/20	1,514,593
1,132,000	United States Treasury Note	3.500	05/15/20	1,237,682
4,000,000	United States Treasury Note	1.875	06/30/20	3,996,248
4,000,000	United States Treasury Note	2.000	07/31/20	4,021,564
5,342,000	United States Treasury Note	2.625	08/15/20	5,559,019
6,000,000	United States Treasury Note	2.000	09/30/20	6,011,250
5,650,000	United States Treasury Note	2.625	11/15/20	5,868,937
5,000,000	United States Treasury Note	2.000	11/30/20	4,997,265
5,900,000	United States Treasury Note	3.625	02/15/21	6,493,687
10,000,000	United States Treasury Note	2.000	02/28/21	9,959,380
121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$125,000	United States Treasury Note	8.125%	05/15/21	$174,014
27,610,000	United States Treasury Note	2.125	08/15/21	27,592,744
122,000	United States Treasury Note	8.125	08/15/21	170,991
6,070,000	United States Treasury Note	2.000	11/15/21	5,994,125
13,379,100	United States Treasury Note	8.000	11/15/21	18,738,058
10,500,000	United States Treasury Note	1.625	11/15/22	9,923,319
13,250,000	United States Treasury Note	1.750	05/15/23	12,550,241
16,000,000	United States Treasury Note	2.500	08/15/23	16,095,008
13,000,000	United States Treasury Note	2.750	11/15/23	13,323,986
3,750,000	United States Treasury Note	2.750	02/15/24	3,835,252
24,000,000	United States Treasury Note	2.500	05/15/24	23,966,256
	TOTAL U.S. TREASURY SECURITIES			1,861,861,749

	TOTAL GOVERNMENT BONDS			3,839,574,382
	(Cost $3,808,260,105)

STRUCTURED ASSETS - 2.5%

ASSET BACKED - 0.8%
500,000	Ally Auto Receivables Trust	1.210	07/15/16	503,125
	Series - 2012 1 (Class A4)
800,000	Ally Auto Receivables Trust	0.800	10/16/17	800,962
	Series - 2012 4 (Class A4)
1,146,000	AmeriCredit Automobile Receivables Trust	0.610	10/10/17	1,146,932
	Series - 2013 1 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	509,645
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	302,587
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	505,573
	Series - 0 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	152,907
	Series - 2013 3 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	501,541
	Series - 0 1 (Class D)
1,250,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,338,930
	Series - 2006 A3 (Class A3)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	750,285
	Series - 2007 A7 (Class A7)
600,000	Centerpoint Energy Transistion	3.460	08/15/19	633,511
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	567,524
	Series - 2005 A (Class A5)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	604,523
	Series - 2012 1 (Class A2)
400,000	Chase Issuance Trust	0.790	06/15/17	401,487
	Series - 2012 A3 (Class A3)
395,000	Chase Issuance Trust	1.010	10/15/18	396,204
	Series - 2013 A8 (Class A8)
1,000,000	Chase Issuance Trust	1.150	01/15/19	1,002,931
	Series - 2014 A1 (Class A)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	851,834
	Series - 2007 A8 (Class A8)
122

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$310,000		CitiBank Credit Card Issuance Trust	5.350%	02/07/20	$351,712
		Series - 2008 A1 (Class A1)
1,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	1,021,638
		Series - 0 A1 (Class A1)
193,350		Detroit Edison Securitization Funding LLC	6.620	03/01/16	198,453
		Series - 2001 1 (Class A6)
3,000,000		Discover Card Master Trust	5.650	03/16/20	3,400,677
		Series - 2007 A1 (Class A1)
212,319		FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	223,705
		Series - 2010 K007 (Class A1)
3,565,550		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	3,541,879
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,926,407
		Series - 2012 K023 (Class A2)
482,926		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	501,362
		Series - 2013 K030 (Class A1)
1,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	987,583
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	497,413
		Series - 2013 K027 (Class A2)
98,812		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	101,754
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,063,444
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	528,132
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,582,460
		Series - 2014 K036 (Class A2)
260,000		Ford Credit Auto Owner Trust	3.560	01/15/17	263,754
		Series - 2010 B (Class D)
662,000		Ford Credit Auto Owner Trust	0.550	07/15/17	662,745
		Series - 2013 A (Class A3)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	826,249
		Series - 2013 B (Class C)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,891,642
		Series - 2012 6 (Class A)
590,000		Hyundai Auto Receivables Trust	0.750	09/17/18	588,911
		Series - 2013 A (Class A4)
1,150,000		Nissan Auto Receivables Owner Trust	0.840	11/15/17	1,155,078
		Series - 2013 B (Class A3)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	402,444
		Series - 2012 A (Class A4)
14,632	i	Residential Asset Securities Corp	6.489	10/25/30	14,648
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,902
		Series - 2006 HI1 (Class M2)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	207,965
		Series - 2012 5 (Class D)
123

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Santander Drive Auto Receivables Trust	2.270%	01/15/19	$1,519,749
		Series - 2013 1 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	304,640
		Series - 2013 2 (Class C)
2,000,000		Santander Drive Auto Receivables Trust 2013-3	1.190	05/15/18	2,006,576
		Series - 2013 3 (Class B)
120,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	120,085
		Series - 2014 A (Class A3)
100,000		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	99,751
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,080
		Series - 2010 VNO (Class A2FX)
		TOTAL ASSET BACKED			39,993,339

OTHER MORTGAGE BACKED - 1.7%
390,377	i	Banc of America Commercial Mortgage, Inc	5.348	11/10/42	392,571
		Series - 2005 1 (Class A4)
102,909	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	110,984
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	479,678
		Series - 2006 6 (Class A4)
135,624		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	136,092
		Series - 2006 5 (Class AAB)
26,681		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	26,688
		Series - 2007 1 (Class A3)
103,266		Banc of America Merrill Lynch Commercial Mortgage, Inc	4.811	12/10/42	103,571
		Series - 2004 6 (Class A5)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.350	09/10/47	1,411,175
		Series - 2005 6 (Class A4)
28,808		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	28,776
		Series - 2007 5 (Class A3)
1,320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,433,640
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.605	03/11/39	296,188
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.898	06/11/40	222,928
		Series - 2007 PW16 (Class A4)
323,011		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	331,235
		Series - 2005 PWR8 (Class A4)
36,721	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	36,719
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	896,037
		Series - 2006 PW13 (Class AM)
476,544		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	517,517
		Series - 2006 T24 (Class A4)
352,393	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	353,137
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,113,031
		Series - 2007 PW17 (Class A4)
500,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	559,345
		Series - 2007 PW18 (Class A4)
122,489		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	122,516
		Series - 2007 PW17 (Class A3)
334,058		Citigroup Commercial Mortgage Trust	4.733	10/15/41	335,465
		Series - 2004 C2 (Class A5)
124

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Citigroup Commercial Mortgage Trust	1.987%	04/10/46	$755,755
		Series - 2013 GC11 (Class A2)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	269,732
		Series - 2014 GC19 (Class A4)
750,000	i	Citigroup Commercial Mortgage Trust	6.341	12/10/49	839,691
		Series - 2008 C7 (Class A4)
1,053,000		Citigroup Commercial Mortgage Trust 2013-GC11	3.422	04/10/46	1,056,468
		Series - 2013 GC11 (Class AS)
585,000		Citigroup, Inc	5.322	12/11/49	636,446
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.401	07/15/44	576,160
		Series - 2005 CD1 (Class AJ)
1,012,785		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617	10/15/48	1,087,666
		Series - 2006 CD3 (Class A5)
730,000		COMM Mortgage Trust	2.256	12/10/44	747,073
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	613,519
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	508,019
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	754,412
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	395,006
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	526,770
		Series - 0 CR7 (Class A4)
496,491	i	COMM Mortgage Trust	5.945	06/10/46	532,160
		Series - 2006 C7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,063,324
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	540,626
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,038,347
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	526,708
		Series - 2014 A5 (Class A5)
255,000	i	COMM Mortgage Trust	5.988	12/10/49	285,494
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.213	12/10/49	333,858
		Series - 2008 LS1 (Class ASM)
1,926,407	i	Credit Suisse Commercial Mortgage Trust	5.982	06/15/38	2,068,805
		Series - 2006 C3 (Class A3)
2,353,307		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	2,363,751
		Series - 2004 C5 (Class A4)
500,000	i	Credit Suisse Mortgage Capital Certificates	5.609	02/15/39	527,925
		Series - 2006 C1 (Class A4)
175,318		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	188,871
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,258,852
		Series - 2006 C4 (Class AM)
613,068	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	630,959
		Series - 2005 C5 (Class A4)
125

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$220,000	i	CS First Boston Mortgage Securities Corp	5.100%	08/15/38	$229,498
		Series - 2005 C5 (Class AJ)
97,815	i	GE Capital Commercial Mortgage Corp	5.457	11/10/45	99,321
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.489	11/10/45	1,047,155
		Series - 2005 C4 (Class A4)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	1,901,069
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	628,919
		Series - 2005 GG5 (Class AM)
704,066	i	Greenwich Capital Commercial Funding Corp	6.015	07/10/38	757,783
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	600,141
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	657,065
		Series - 2007 GG9 (Class AM)
2,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	2,223,414
		Series - 2007 GG11 (Class A4)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	1,928,167
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	789,107
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,463,866
		Series - 2006 GG8 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	453,102
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	295,859
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	297,963
		Series - 2013 GC10 (Class AS)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	519,245
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	210,996
		Series - 0 GCJ7 (Class B)
250,000		GS Mortgage Securities Trust	1.840	02/10/46	251,342
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	499,703
		Series - 2013 GC12 (Class A4)
500,000		GS Mortgage Securities Trust	4.074	01/10/47	531,111
		Series - 2014 GC18 (Class A4)
511,000		GS Mortgage Securities Trust 2013-GC16	3.813	11/10/46	541,693
		Series - 2013 GC16 (Class AAB)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	104,339
		Series - 2009 IWST (Class A2)
146,798		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	146,803
		Series - 2004 LN2 (Class A2)
1,125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,211,216
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.405	12/15/44	1,045,711
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.057	04/15/45	217,856
		Series - 2006 LDP7 (Class AM)
126

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.375%	05/15/45	$327,773
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	311,140
		Series - 2012 CBX (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	502,057
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	542,599
		Series - 2011 C5 (Class A3)
182,716		JP Morgan Chase Commercial Mortgage Securities Corp	5.134	05/15/47	183,957
		Series - 2006 LDP9 (Class A2)
1,480,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,605,528
		Series - 2006 LDP9 (Class A3)
936,334		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,021,363
		Series - 2007 CB18 (Class A4)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	295,104
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	501,364
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	574,857
		Series - 2013 C10 (Class AS)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.991	06/15/49	945,714
		Series - 2007 LD11 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.991	06/15/49	459,501
		Series - 2007 LD11 (Class A3)
413,000		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	2.702	12/15/47	415,376
		Series - 2013 C10 (Class ASB)
48,226	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	48,258
		Series - 2004 C6 (Class A6)
434,468		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	439,593
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	424,782
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	399,725
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	135,288
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	213,420
		Series - 2006 C6 (Class AJ)
1,392,202		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,519,872
		Series - 2007 C1 (Class A4)
797,227		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	874,385
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	898,569
		Series - 2005 C3 (Class AJ)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	666,827
		Series - 2007 C6 (Class AM)
301,515	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	339,047
		Series - 2007 C7 (Class A3)
129,133	i	Merrill Lynch Mortgage Trust	5.457	11/12/37	134,504
		Series - 2005 CKI1 (Class A6)
225,000	i	Merrill Lynch Mortgage Trust	5.457	11/12/37	235,811
		Series - 2005 CKI1 (Class AJ)
127

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$290,000	i	Merrill Lynch Mortgage Trust	5.107%	07/12/38	$302,223
		Series - 2005 CIP1 (Class AM)
235,000	i	Merrill Lynch Mortgage Trust	5.862	05/12/39	250,810
		Series - 2006 C1 (Class A4)
307,174	i	Merrill Lynch Mortgage Trust	6.033	06/12/50	308,635
		Series - 2007 C1 (Class A3)
460,992	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.651	02/12/39	488,085
		Series - 2006 1 (Class A4)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	163,229
		Series - 2012 C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	59,209
		Series - 2013 C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	744,104
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	501,934
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	239,219
		Series - 2013 C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824	10/15/46	212,154
		Series - 2013 C12 (Class ASB)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.654	04/15/47	1,310,471
		Series - 2014 C15 (Class ASB)
18,287	i	Morgan Stanley Capital I	5.992	04/15/38	18,276
		Series - 2003 IQ5 (Class C)
80,980		Morgan Stanley Capital I	4.970	04/14/40	80,951
		Series - 2004 HQ4 (Class A7)
32,526	i	Morgan Stanley Capital I	5.270	06/13/41	32,512
		Series - 2004 T15 (Class A4)
787,650		Morgan Stanley Capital I	5.168	01/14/42	798,224
		Series - 2005 HQ5 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	644,471
		Series - 2007 IQ13 (Class A4)
193,484	i	Morgan Stanley Capital I	5.731	07/12/44	208,005
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	5.569	12/15/44	816,741
		Series - 2007 HQ13 (Class A3)
250,000		Morgan Stanley Capital I	2.111	03/15/45	254,857
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,271,018
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,709,166
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	224,772
		Series - 2007 T25 (Class AM)
1,750,000		Morgan Stanley Capital I	5.809	12/12/49	1,948,926
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	249,637
		Series - 0 IQ9 (Class AJ)
500,000	i	TIAA Seasoned Commercial Mortgage Trust	5.565	08/15/39	530,050
		Series - 2007 C4 (Class AJ)
128

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		UBS Barclays Commercial Mortgage Trust	3.185%	03/10/46	$1,500,192
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	501,164
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,032,359
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	417,265
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	108,645
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	109,039
		Series - 2007 C30 (Class A5)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.455	12/15/44	1,048,672
		Series - 2005 C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.505	12/15/44	770,250
		Series - 2005 C22 (Class AM)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	110,809
		Series - 2006 C23 (Class AJ)
27,155		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	27,134
		Series - 2006 C24 (Class APB)
827,445	i	Wachovia Bank Commercial Mortgage Trust	5.765	07/15/45	881,509
		Series - 2006 C27 (Class A3)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	830,090
		Series - 2007 C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	323,933
		Series - 2006 C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.140	02/15/51	222,876
		Series - 2007 C33 (Class A5)
1,225,000	i	Wachovia Bank Commercial Mortgage Trust	6.140	02/15/51	1,340,440
		Series - 2007 C33 (Class A4)
1,250,000		WF-RBS Commercial Mortgage Trust	2.684	11/15/44	1,293,811
		Series - 2011 C5 (Class A2)
250,000	i	WF-RBS Commercial Mortgage Trust	5.002	06/15/45	267,660
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	399,176
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	769,505
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	606,392
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	516,811
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,070,700
		Series - 2014 C19 (Class B)
281,584		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	280,758
		Series - 2013 C12 (Class A1)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	501,254
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			91,000,671

		TOTAL STRUCTURED ASSETS			130,994,010
		(Cost $129,367,349)
129

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	VALUE
	TOTAL BONDS	$5,279,800,406
	(Cost $5,206,060,878)

	TOTAL INVESTMENTS - 99.3%	5,279,800,406
	(Cost $5,206,060,878)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	37,380,249
	NET ASSETS - 100.0%	$5,317,180,655

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2014, the aggregate value of these securities was $12,269,335 or 0.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
130

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 4.4%

AUTOMOBILES & COMPONENTS - 0.2%
$2,318,038	i	Allison Transmission, Inc	3.750%	08/23/19	$2,322,095
3,000,000	i	INA Beteiligungsgesellschaft mbH	3.750	05/12/20	3,010,620
		TOTAL AUTOMOBILES & COMPONENTS			5,332,715

CAPITAL GOODS - 0.5%
1,990,000	i	Alliant Techsystems, Inc	3.500	11/01/20	1,992,487
786,051	i	FMG Resources August 2006 Pty Ltd	3.750	06/28/19	786,350
2,000,000	i	Gates Global LLC	4.250	06/12/21	1,992,820
1,286,256	i	Generac Power Systems, Inc	3.250	05/31/20	1,275,966
2,058,296	i	Tomkins LLC	3.850	09/29/16	2,059,140
2,917,973	i	TransDigm, Inc	3.750	02/28/20	2,907,030
		TOTAL CAPITAL GOODS			11,013,793

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,241,875	i	Capital Safety North America	4.000	03/29/21	3,220,252
987,437	i	Pilot Corp	4.250	08/07/19	989,906
995,000	i	Pitney Bowes Management	7.500	10/01/19	1,004,950
1,630,000	i	Time, Inc	4.250	04/26/21	1,637,139
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			6,852,247

CONSUMER DURABLES & APPAREL - 0.3%
2,977,444	i	CIH International Sarl	2.750	06/05/20	2,984,321
2,625,000	i	Libbey Glass, Inc	3.750	04/09/21	2,621,719
2,000,000	i	Otter Products LLC	5.750	05/30/20	1,981,260
		TOTAL CONSUMER DURABLES & APPAREL			7,587,300

CONSUMER SERVICES - 0.5%
677,444	i	Boyd Gaming Corp	4.000	08/14/20	678,969
1,388,361	i	Burger King Corp	3.750	09/28/19	1,392,985
1,818,529	i	CityCenter Holdings LLC	5.000	10/16/20	1,829,495
2,189,073	i	DineEquity, Inc	3.750	10/19/17	2,200,938
2,190,790	i	Hilton Worldwide	3.500	10/26/20	2,186,233
389,571	i	La Quinta Intermediate Holdings LLC	4.000	04/14/21	389,817
2,487,500	i	Marina District Finance Co, Inc	6.750	08/15/18	2,514,688
591,000	i	MGM Resorts International	3.500	12/20/19	588,967
1,280,584	i	Pinnacle Entertainment, Inc	3.750	08/13/20	1,282,709
1,490,013	i	Spin Holdco, Inc	4.250	11/14/19	1,490,281
		TOTAL CONSUMER SERVICES			14,555,082

DIVERSIFIED FINANCIALS - 0.2%
4,064,813	i	TransUnion LLC	4.000	04/09/21	4,063,349
		TOTAL DIVERSIFIED FINANCIALS			4,063,349

131

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 0.1%
$2,940,062	i	Arch Coal, Inc	6.250%	05/16/18	$2,886,788
		TOTAL ENERGY			2,886,788

FOOD & STAPLES RETAILING - 0.1%
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,020,940
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,516,410
		TOTAL FOOD & STAPLES RETAILING			2,537,350

FOOD, BEVERAGE & TOBACCO - 0.1%
2,277,000	i	HJ Heinz Co	3.500	06/05/20	2,293,030
		TOTAL FOOD, BEVERAGE & TOBACCO			2,293,030

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
648,375	i	Accellent, Inc	4.500	03/12/21	645,542
2,804,004	i	Biomet, Inc	3.661	07/25/17	2,806,163
3,208,432	i	Capsugel Holdings US, Inc	3.500	08/01/18	3,200,860
700,000	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	702,863
2,977,500	i	HCA, Inc	2.984	05/01/18	2,980,745
2,977,507	i	Kinetic Concepts, Inc	4.000	05/04/18	2,977,507
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			13,313,680

INSURANCE - 0.1%
1,206,694	i	Compass Investors, Inc	4.250	12/27/19	1,207,454
		TOTAL INSURANCE			1,207,454

MATERIALS - 0.3%
1,600,000	i	Minerals Technologies, Inc	4.000	05/07/21	1,606,000
3,000,000	i	Signode Industrial Group US, Inc	4.000	05/01/21	2,989,680
1,013,047	i	Tronox Pigments BV	4.000	03/19/20	1,014,566
		TOTAL MATERIALS			5,610,246

MEDIA - 0.2%
1,679,137	i	CSC Holdings LLC	2.650	04/17/20	1,659,105
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/08/20	1,993,120
		TOTAL MEDIA			3,652,225

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,591,651	i	NBTY, Inc	3.500	10/01/17	1,591,651
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,591,651

RETAILING - 0.2%
1,957,631	i	Academy Ltd	4.500	08/03/18	1,962,799
1,200,000	h,i	Stater Bros Markets	4.750	05/12/21	1,206,000
		TOTAL RETAILING			3,168,799

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
4,150,000	i	Avago Technologies Ltd	3.750	05/06/21	4,161,496
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,161,496
132

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SOFTWARE & SERVICES - 0.5%
$2,542,500	i	Activision Blizzard, Inc	3.250%	10/11/20	$2,546,822
1,100,000	i	Asurion LLC	8.500	03/03/21	1,140,150
960,203	i	IMS Health, Inc	3.500	03/17/21	954,202
1,340,612	i	Infor US, Inc	3.750	06/03/20	1,330,839
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	3,057,510
1,507,946	i	P2 Lower Acquisition LLC	5.500	10/22/20	1,509,831
		TOTAL SOFTWARE & SERVICES			10,539,354

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,990,000	i	Scientific Games International, Inc	4.250	10/18/20	1,967,294
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,967,294

TELECOMMUNICATION SERVICES - 0.0%
995,000	i	Internap Network Services Corp	6.000	11/26/19	996,871
423,938	i	Presidio, Inc	5.000	03/31/17	425,527
		TOTAL TELECOMMUNICATION SERVICES			1,422,398

UTILITIES - 0.1%
245,625	i	Calpine Corp	4.000	10/09/19	246,136
2,375,000	i	Evergreen Skills Lux S.a.r.l.	7.750	04/28/22	2,355,715
		TOTAL UTILITIES			2,601,851

		TOTAL BANK LOAN OBLIGATIONS			106,358,102
		(Cost $106,015,414)

BONDS - 88.5%

CORPORATE BONDS - 40.0%

AUTOMOBILES & COMPONENTS - 0.4%
900,000		Chrysler Group LLC	8.000	06/15/19	977,625
1,000,000		Ford Motor Co	7.450	07/16/31	1,336,929
950,000		Ford Motor Co	4.750	01/15/43	960,440
2,475,000		Johnson Controls, Inc	4.625	07/02/44	2,476,955
1,450,000		Magna International, Inc	3.625	06/15/24	1,461,729
300,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	316,125
775,000	g	TRW Automotive, Inc	4.500	03/01/21	817,625
		TOTAL AUTOMOBILES & COMPONENTS			8,347,428

BANKS - 5.5%
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,069,930
1,025,000	g	Banco Davivienda S.A.	2.950	01/29/18	1,022,437
2,000,000	g	Banco de Bogota S.A.	5.000	01/15/17	2,135,000
225,000	g	Banco de Credito e Inversiones	4.000	02/11/23	224,137
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,539,375
2,000,000	g	Banco del Estado de Chile	2.000	11/09/17	2,019,744
1,500,000	g	Banco Nacional de Costa Rica	4.875	11/01/18	1,537,500
865,000		Bancolombia S.A.	5.950	06/03/21	953,662
900,000	g	Bangkok Bank PCL	3.250	10/18/15	919,304
1,000,000	g	Bangkok Bank PCL	3.300	10/03/18	1,017,336
370,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	372,829
133

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g	Bank Nederlandse Gemeenten	1.875%	06/11/19	$1,003,590
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,662,011
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,524,135
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,940,304
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,029,147
1,000,000		BB&T Corp	1.450	01/12/18	995,226
375,000		BB&T Corp	2.050	06/19/18	379,127
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	755,625
450,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	459,562
1,000,000	g	Caixa Economica Federal	2.375	11/06/17	977,500
1,000,000	g	Caixa Economica Federal	4.500	10/03/18	1,026,250
250,000	g	Caixa Economica Federal	4.250	05/13/19	252,375
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,811,127
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,981,352
300,000		Capital One Bank USA NA	3.375	02/15/23	297,974
285,000		Citigroup, Inc	5.000	09/15/14	287,523
189,000		Citigroup, Inc	5.500	10/15/14	191,728
8,975,000		Citigroup, Inc	1.300	11/15/16	8,986,578
2,000,000		Citigroup, Inc	3.500	05/15/23	1,946,892
2,500,000		Citigroup, Inc	3.875	10/25/23	2,560,650
950,000		Citigroup, Inc	3.750	06/16/24	952,652
1,775,000		Citigroup, Inc	5.300	05/06/44	1,851,410
3,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	3,544,548
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	3,049,884
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,642,363
1,200,000	g,i	Credit Agricole S.A.	7.875	12/30/49	1,311,000
2,000,000		Eksportfinans ASA	2.375	05/25/16	2,000,000
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,505,413
4,250,000		Fifth Third Bancorp	2.375	04/25/19	4,305,191
3,125,000	g	HSBC Bank plc	1.500	05/15/18	3,100,550
500,000	g	HSBC Bank plc	4.125	08/12/20	541,191
2,025,000		HSBC Holdings plc	4.250	03/14/24	2,083,980
875,000		HSBC Holdings plc	5.250	03/14/44	936,950
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,164,309
1,000,000		HSBC USA, Inc	1.625	01/16/18	1,002,239
1,250,000		HSBC USA, Inc	2.250	06/23/19	1,254,121
335,000		JPMorgan Chase & Co	5.125	09/15/14	338,177
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,563,524
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,050,859
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	1,004,833
2,500,000		JPMorgan Chase & Co	3.875	02/01/24	2,574,445
775,000		JPMorgan Chase & Co	4.850	02/01/44	821,753
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	383,500
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	779,899
2,475,000	i	Malayan Banking Bhd	3.250	09/20/22	2,502,648
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,017,449
1,900,000	g	PKO Finance AB	4.630	09/26/22	1,976,000
1,675,000		PNC Bank NA	2.200	01/28/19	1,691,499
2,025,000		PNC Bank NA	2.250	07/02/19	2,035,807
3,000,000		PNC Bank NA	2.950	01/30/23	2,936,151
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,547,488
1,500,000		PNC Funding Corp	2.700	09/19/16	1,557,674

134

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$700,000	g,i	Rabobank Nederland NV	11.000%	12/30/49	$939,883
3,325,000		Royal Bank of Canada	2.200	07/27/18	3,395,397
2,750,000	g	State Bank of India	3.250	04/18/18	2,766,225
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	128,450
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,044,980
575,000		SunTrust Bank	2.750	05/01/23	551,962
425,000		Toronto-Dominion Bank	2.500	07/14/16	440,163
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,036,800
675,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	680,063
1,000,000	g	Turkiye Halk Bankasi AS.	4.875	07/19/17	1,030,000
675,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	674,393
500,000	g	Turkiye Is Bankasi	3.750	10/10/18	491,500
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	724,500
1,000,000	g	Turkiye Is Bankasi	5.000	06/25/21	992,591
500,000		Union Bank NA	2.125	06/16/17	511,116
400,000		UnionBanCal Corp	3.500	06/18/22	412,458
1,000,000		US Bancorp	1.650	05/15/17	1,015,267
475,000		US Bancorp	2.950	07/15/22	467,769
1,800,000		Westpac Banking Corp	2.250	01/17/19	1,821,812
1,000,000	g	Zenith Bank plc	6.250	04/22/19	996,300
		TOTAL BANKS			133,029,066

CAPITAL GOODS - 1.0%
750,000	g	Alpek S.A. de C.V.	5.375	08/08/23	780,000
1,225,000		Anixter, Inc	5.625	05/01/19	1,315,344
950,000		Caterpillar, Inc	1.500	06/26/17	960,788
650,000		Deere & Co	2.600	06/08/22	635,543
625,000	g	EADS Finance BV	2.700	04/17/23	601,858
150,000		Eaton Corp	4.000	11/02/32	150,096
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,758,946
6,000,000		John Deere Capital Corp	1.050	10/11/16	6,029,076
500,000		John Deere Capital Corp	1.400	03/15/17	506,631
375,000		John Deere Capital Corp	2.750	03/15/22	371,860
716,953	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	763,554
723,150	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	774,132
660,000	g	Rexel S.A.	6.125	12/15/19	697,950
500,000	g	Rexel S.A.	5.250	06/15/20	520,000
454,000		Seagate HDD Cayman	6.875	05/01/20	490,888
1,500,000	g	Seagate HDD Cayman	4.750	01/01/25	1,488,750
947,000	g	Sealed Air Corp	8.375	09/15/21	1,084,315
1,000,000		SPX Corp	6.875	09/01/17	1,125,000
2,290,000	g	Stena AB	7.000	02/01/24	2,438,850
2,670,000	g	TSMC Global Ltd	1.625	04/03/18	2,631,122
875,000		United Technologies Corp	1.800	06/01/17	893,724
		TOTAL CAPITAL GOODS			26,018,427

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,825,000		ADT Corp	6.250	10/15/21	1,934,500
1,200,000		Air Lease Corp	3.875	04/01/21	1,224,000
1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,251,797
670,000		Republic Services, Inc	3.800	05/15/18	717,790
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,150,000
135

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$325,000		RR Donnelley & Sons Co	7.000%	02/15/22	$358,313
675,000		RR Donnelley & Sons Co	6.500	11/15/23	705,375
1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,156,000
750,000	g	Time, Inc	5.750	04/15/22	757,500
1,000,000		United Rentals North America, Inc	7.375	05/15/20	1,105,000
1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,122,500
1,000,000		Waste Management, Inc	2.600	09/01/16	1,034,623
2,550,000		Waste Management, Inc	2.900	09/15/22	2,497,664
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			16,015,062

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,075,000
275,000		DR Horton, Inc	4.750	05/15/17	291,500
161,000		DR Horton, Inc	3.625	02/15/18	164,824
600,000		DR Horton, Inc	3.750	03/01/19	603,000
500,000		Hanesbrands, Inc	6.375	12/15/20	540,625
1,000,000		KB Home	7.000	12/15/21	1,090,000
2,000,000		Lennar Corp	4.500	06/15/19	2,047,500
500,000		Levi Strauss & Co	6.875	05/01/22	551,250
225,000		Whirlpool Corp	3.700	03/01/23	227,221
		TOTAL CONSUMER DURABLES & APPAREL			6,590,920

CONSUMER SERVICES - 1.1%
545,000		Ameristar Casinos, Inc	7.500	04/15/21	587,237
350,000		ARAMARK Corp	5.750	03/15/20	370,125
300,000	g	Ceridian HCM Holding, Inc	11.000	03/15/21	346,500
1,350,000	g	GLP Capital LP	4.375	11/01/18	1,393,875
1,500,000		MGM Resorts International	6.750	10/01/20	1,674,375
1,880,000		Northeastern University	4.181	03/01/23	1,924,545
2,000,000	g	SABMiller Holdings, Inc	2.200	08/01/18	2,021,104
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,070,930
1,000,000		Service Corp International	7.625	10/01/18	1,172,500
2,945,000	g	Six Flags Entertainment Corp	5.250	01/15/21	3,018,625
1,400,000		Speedway Motorsports, Inc	6.750	02/01/19	1,484,000
4,000,000		University of Chicago	4.151	10/01/45	3,844,840
5,000,000		Walt Disney Co	0.875	05/30/17	4,981,900
		TOTAL CONSUMER SERVICES			24,890,556

DIVERSIFIED FINANCIALS - 5.2%
545,000	g	Abbey National Treasury Services plc	3.875	11/10/14	551,691
335,000		Abbey National Treasury Services plc	4.000	04/27/16	353,227
700,000	g	Ajecorp BV	6.500	05/14/22	644,000
1,000,000		Ally Financial, Inc	4.750	09/10/18	1,061,250
600,000		American Express Centurion Bank	0.875	11/13/15	602,977
875,000		American Express Centurion Bank	6.000	09/13/17	1,002,318
2,375,000		American Express Credit Corp	1.750	06/12/15	2,405,122
1,500,000		American Express Credit Corp	1.300	07/29/16	1,512,477
250,000		American Express Credit Corp	2.800	09/19/16	260,306
2,000,000		American Express Credit Corp	2.125	07/27/18	2,032,116
750,000	g,n	Aralco Finance SA	10.125	05/07/20	95,625
4,000,000	g,i	Armor Re Ltd	4.020	12/15/16	3,934,400
3,475,000		Bank of America Corp	3.750	07/12/16	3,655,558
136

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$650,000		Bank of America Corp	5.300%	03/15/17	$714,893
25,000		Bank of America Corp	6.000	09/01/17	28,243
4,850,000		Bank of America Corp	2.600	01/15/19	4,907,051
1,000,000		Bank of America Corp	5.490	03/15/19	1,124,449
3,000,000		Bank of America Corp	2.650	04/01/19	3,040,800
3,150,000		Bank of America Corp	4.100	07/24/23	3,269,281
500,000		Bank of America Corp	4.000	04/01/24	510,265
2,900,000		Bank of America Corp	5.000	01/21/44	3,076,735
500,000		Bank of New York Mellon Corp	1.200	02/20/15	502,525
1,350,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,379,281
275,000		Bank of New York Mellon Corp	5.450	05/15/19	316,878
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,145,000
1,000,000	g	BBVA Bancomer S.A.	4.375	04/10/24	1,018,750
500,000		BlackRock, Inc	3.500	12/10/14	507,206
825,000		BlackRock, Inc	1.375	06/01/15	833,500
1,350,000		BlackRock, Inc	4.250	05/24/21	1,481,108
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,067,220
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,048,483
3,175,000		Capital One Financial Corp	1.000	11/06/15	3,183,706
1,000,000		Celanese US Holdings LLC	4.625	11/15/22	1,005,000
1,000,000	g	Comcel Trust	6.875	02/06/24	1,080,000
300,000		Countrywide Financial Corp	6.250	05/15/16	327,366
1,225,000		Credit Suisse	2.300	05/28/19	1,226,967
2,000,000		Ford Motor Credit Co LLC	1.700	05/09/16	2,025,466
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,564,875
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,163,287
3,000,000		General Electric Capital Corp	1.500	07/12/16	3,043,101
950,000		General Electric Capital Corp	2.300	04/27/17	981,215
2,500,000		General Electric Capital Corp	2.300	01/14/19	2,550,310
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,407,217
400,000		General Electric Capital Corp	6.875	01/10/39	537,311
2,575,000		General Motors Financial Co, Inc	3.250	05/15/18	2,613,625
150,000		General Motors Financial Co, Inc	4.250	05/15/23	149,812
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	281,108
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,934,899
500,000		Goldman Sachs Group, Inc	2.625	01/31/19	506,796
2,500,000		Goldman Sachs Group, Inc	3.625	01/22/23	2,510,753
1,200,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,221,551
1,375,000	h	Goldman Sachs Group, Inc	3.850	07/08/24	1,373,185
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	175,159
2,375,000		Goldman Sachs Group, Inc	6.750	10/01/37	2,857,206
2,925,000	h	Goldman Sachs Group, Inc	4.800	07/08/44	2,910,726
575,000		Icahn Enterprises LP	4.875	03/15/19	592,250
1,700,000		Icahn Enterprises LP	5.875	02/01/22	1,780,750
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	308,061
200,000	g	International Lease Finance Corp	6.500	09/01/14	201,500
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,521,175
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,332,500
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,185,000
750,000	g	Inversiones CMPC S.A.	4.375	05/15/23	745,253
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	330,771
300,000		Legg Mason, Inc	2.700	07/15/19	302,109
137

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$425,000		Legg Mason, Inc	3.950%	07/15/24	$428,991
850,000	g	Lukoil International Finance BV	6.125	11/09/20	919,063
1,200,000		Morgan Stanley	1.750	02/25/16	1,217,042
1,000,000		Morgan Stanley	5.500	07/28/21	1,148,827
800,000		Morgan Stanley	3.750	02/25/23	813,823
1,800,000		Morgan Stanley	3.875	04/29/24	1,821,816
500,000		Morgan Stanley	6.375	07/24/42	634,422
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	336,804
1,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,005,640
1,000,000	g	Odebrecht Finance Ltd	5.250	06/27/29	995,500
750,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	771,347
1,325,000	g	Rio Oil Finance Trust	6.250	07/06/24	1,391,674
750,000	g	Sberbank of Russia Via SB Capital S.A.	5.250	05/23/23	703,125
3,575,000		SLM Corp	4.875	06/17/19	3,684,395
1,675,000		State Street Corp	1.350	05/15/18	1,656,250
900,000	g	SUAM Finance BV	4.875	04/17/24	918,000
1,550,000	g	Temasek Financial I Ltd	2.375	01/23/23	1,482,558
400,000		Toyota Motor Credit Corp	1.250	10/05/17	399,724
1,000,000		Unilever Capital Corp	0.850	08/02/17	992,099
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,521,707
500,000		Wells Fargo & Co	1.500	07/01/15	505,639
650,000		Wells Fargo & Co	2.100	05/08/17	666,662
3,300,000		Wells Fargo & Co	4.100	06/03/26	3,341,577
		TOTAL DIVERSIFIED FINANCIALS			125,369,430

ENERGY - 4.3%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	195,816
325,000		Apache Corp	1.750	04/15/17	330,759
855,000		Apache Corp	4.750	04/15/43	896,025
833,000		Arch Coal, Inc	7.000	06/15/19	630,997
3,000,000		Ashland, Inc	3.875	04/15/18	3,086,250
2,000,000		Atlas Pipeline Partners LP	5.875	08/01/23	2,035,000
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,566,498
2,000,000		Calumet Specialty Products Partners LP	9.625	08/01/20	2,305,000
1,115,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	1,137,300
1,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	1,075,000
575,000		Canadian Natural Resources Ltd	3.800	04/15/24	592,717
1,400,000		Chaparral Energy, Inc	7.625	11/15/22	1,512,000
850,000	i	Chesapeake Energy Corp	3.479	04/15/19	859,562
500,000		Chesapeake Energy Corp	5.375	06/15/21	532,500
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	552,500
1,950,000		Concho Resources, Inc	5.500	04/01/23	2,096,250
500,000		Consol Energy Inc	8.250	04/01/20	541,250
600,000	g	CONSOL Energy, Inc	5.875	04/15/22	628,500
2,340,000		Continental Resources, Inc	5.000	09/15/22	2,544,750
2,415,000		Crestwood Midstream Partners LP	6.000	12/15/20	2,535,750
500,000	g	Crestwood Midstream Partners LP	6.125	03/01/22	526,250
456,000		Crosstex Energy LP	7.125	06/01/22	528,675
625,000		Devon Energy Corp	1.875	05/15/17	635,797
300,000		Devon Energy Corp	4.750	05/15/42	311,734
625,000		Ecopetrol S.A.	5.875	09/18/23	701,562
600,000		Ecopetrol S.A.	5.875	05/28/45	620,568

138

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$825,000	g	EDC Finance Ltd	4.875%	04/17/20	$806,437
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	569,919
275,000		Enterprise Products Operating LLC	5.600	10/15/14	279,067
75,000		Enterprise Products Operating LLC	5.000	03/01/15	77,258
750,000		Enterprise Products Operating LLC	5.100	02/15/45	800,591
300,000		EOG Resources, Inc	2.625	03/15/23	289,511
1,250,000		EP Energy LLC	6.875	05/01/19	1,329,687
1,250,000		EP Energy LLC	9.375	05/01/20	1,431,250
2,400,000		Exterran Partners LP	6.000	04/01/21	2,424,000
300,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	291,750
1,000,000		Halcon Resources Corp	9.750	07/15/20	1,091,250
850,000		Halcon Resources Corp	8.875	05/15/21	913,750
285,000		Hess Corp	5.600	02/15/41	331,395
950,000	g	Indo Energy Finance II BV	6.375	01/24/23	792,775
715,000	g	KMG Finance Sub BV	6.375	04/09/21	796,153
2,000,000		Linn Energy LLC	6.250	11/01/19	2,095,000
750,000		Marathon Petroleum Corp	3.500	03/01/16	783,215
275,000		MarkWest Energy Partners LP	6.750	11/01/20	298,375
425,000		MarkWest Energy Partners LP	5.500	02/15/23	452,625
1,000,000		Murphy Oil USA, Inc	6.000	08/15/23	1,052,500
300,000		Newfield Exploration Co	5.750	01/30/22	331,500
900,000		Newfield Exploration Co	5.625	07/01/24	987,750
1,100,000		Noble Energy, Inc	5.250	11/15/43	1,212,651
125,000		Noble Holding International Ltd	3.450	08/01/15	128,564
350,000		Noble Holding International Ltd	4.900	08/01/20	386,096
750,000	g	Oasis Petroleum, Inc	6.875	03/15/22	817,500
700,000	g	Oleoducto Central SA	4.000	05/07/21	700,000
1,800,000	g	ONE Gas, Inc	2.070	02/01/19	1,801,580
575,000	g	ONE Gas, Inc	3.610	02/01/24	594,496
1,225,000	g	ONE Gas, Inc	4.658	02/01/44	1,319,534
1,000,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	1,042,500
500,000		Peabody Energy Corp	7.375	11/01/16	549,375
2,000,000		Peabody Energy Corp	6.000	11/15/18	2,085,000
275,000		Pemex Project Funding Master Trust	6.625	06/15/35	323,813
500,000	g	Pertamina Persero PT	4.300	05/20/23	471,875
675,000	g	Pertamina PT	5.250	05/23/21	695,250
500,000	g	Pertamina PT	6.500	05/27/41	498,750
925,000	i	Petrobras Global Finance BV	1.849	05/20/16	926,147
925,000		Petrobras Global Finance BV	3.250	03/17/17	948,393
1,000,000	i	Petrobras Global Finance BV	2.367	01/15/19	995,000
750,000		Petrobras Global Finance BV	3.000	01/15/19	736,238
425,000		Petrobras Global Finance BV	6.250	03/17/24	452,370
1,500,000		Petrobras International Finance Co	3.875	01/27/16	1,546,575
1,250,000		Petroleos Mexicanos	3.500	07/18/18	1,313,750
325,000		Petroleos Mexicanos	5.500	01/21/21	364,813
600,000		Petroleos Mexicanos	3.500	01/30/23	585,900
540,000		Petroleos Mexicanos	6.500	06/02/41	627,750
50,000		Petroleos Mexicanos	5.500	06/27/44	52,050
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	540,725
700,000		Phillips 66	1.950	03/05/15	707,005
3,935,000		Plains Exploration & Production Co	6.500	11/15/20	4,392,444
2,800,000		Precision Drilling Trust	6.625	11/15/20	2,996,000
139

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g	PTT Exploration & Production PCL	3.707%	09/16/18	$1,044,456
750,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	835,106
500,000		Range Resources Corp	5.750	06/01/21	540,000
800,000		Regency Energy Partners LP	5.750	09/01/20	862,000
600,000		Regency Energy Partners LP	6.500	07/15/21	654,000
570,000		Regency Energy Partners LP	5.875	03/01/22	619,163
200,000		Regency Energy Partners LP	5.500	04/15/23	209,000
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,079,759
1,155,000		SandRidge Energy, Inc	7.500	03/15/21	1,251,731
800,000		SandRidge Energy, Inc	8.125	10/15/22	881,000
2,000,000	g	Schlumberger Norge AS.	1.250	08/01/17	1,998,488
1,175,000		SESI LLC	7.125	12/15/21	1,324,813
425,000		Shell International Finance BV	2.375	08/21/22	409,349
575,000		Shell International Finance BV	4.550	08/12/43	605,641
300,000		SM Energy Co	6.500	01/01/23	324,750
1,350,000		Southwestern Energy Co	4.100	03/15/22	1,430,773
200,000		Statoil ASA	2.900	10/15/14	201,491
200,000		Statoil ASA	1.200	01/17/18	198,556
375,000		Statoil ASA	2.450	01/17/23	359,946
675,000		Statoil ASA	4.250	11/23/41	680,467
650,000		Total Capital Canada Ltd	1.450	01/15/18	650,229
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,015,993
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	597,540
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	260,313
865,000	g	Ultra Petroleum Corp	5.750	12/15/18	908,250
415,000		Vale Overseas Ltd	4.375	01/11/22	426,081
125,000		Vale Overseas Ltd	6.875	11/21/36	138,380
4,500,000		Whiting Petroleum Corp	5.000	03/15/19	4,736,250
		TOTAL ENERGY			103,260,437

FOOD & STAPLES RETAILING - 0.2%
185,000		CVS Caremark Corp	3.250	05/18/15	189,715
750,000		CVS Caremark Corp	4.000	12/05/23	784,849
1,725,000		CVS Caremark Corp	5.300	12/05/43	1,950,054
2,000,000		Ingles Markets, Inc	5.750	06/15/23	2,030,000
		TOTAL FOOD & STAPLES RETAILING			4,954,618

FOOD, BEVERAGE & TOBACCO - 0.9%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	518,513
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,254,205
1,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,700,869
255,000		B&G Foods, Inc	4.625	06/01/21	255,637
250,000		Campbell Soup Co	2.500	08/02/22	235,214
750,000		Coca-Cola Co	0.750	03/13/15	752,636
1,550,000		Coca-Cola Co	3.200	11/01/23	1,566,697
500,000		ConAgra Foods, Inc	1.900	01/25/18	501,206
750,000	g	Corp Lindley S.A.	6.750	11/23/21	828,750
1,350,000		Diageo Capital plc	2.625	04/29/23	1,294,133
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,060,849
500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	476,345
2,000,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	2,180,000
1,000,000	g	Grupo Bimbo SAB de C.V.	3.875	06/27/24	998,020
140

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$430,000		Kraft Foods Group, Inc	6.500%	02/09/40	$550,627
225,000		Mondelez International, Inc	4.125	02/09/16	236,604
2,000,000		Mondelez International, Inc	4.000	02/01/24	2,071,586
38,000		PepsiCo, Inc	7.900	11/01/18	47,300
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,039,928
100,000		Philip Morris International, Inc	6.375	05/16/38	128,301
825,000	g	Post Holdings, Inc	6.750	12/01/21	876,563
160,000	g	Post Holdings, Inc	7.375	02/15/22	173,000
1,080,000		Post Holdings, Inc	7.375	02/15/22	1,167,750
710,000	g	Post Holdings, Inc	6.000	12/15/22	724,200
430,000		Smithfield Foods, Inc	6.625	08/15/22	470,850
260,000	g	Sun Merger Sub, Inc	5.250	08/01/18	271,700
		TOTAL FOOD, BEVERAGE & TOBACCO			21,381,483

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
800,000		Baxter International, Inc	3.200	06/15/23	793,466
250,000		Becton Dickinson & Co	1.750	11/08/16	254,727
1,225,000		CHS/Community Health Systems	5.125	08/15/18	1,284,719
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,095,000
1,375,000	g	CHS/Community Health Systems	6.875	02/01/22	1,457,500
750,000		Covidien International Finance S.A.	1.350	05/29/15	756,088
375,000		Covidien International Finance S.A.	3.200	06/15/22	377,199
3,100,000		Express Scripts Holding Co	2.100	02/12/15	3,131,285
625,000		Express Scripts Holding Co	3.900	02/15/22	654,090
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,881,285
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,090,000
165,000		HCA, Inc	6.500	02/15/20	185,625
975,000		HCA, Inc	5.875	03/15/22	1,056,656
2,900,000		Kinetic Concepts, Inc	10.500	11/01/18	3,277,000
1,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	1,620,000
1,225,000	g	LifePoint Hospitals, Inc	5.500	12/01/21	1,283,187
3,325,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,308,375
1,725,000		McKesson Corp	4.883	03/15/44	1,811,523
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,330,000
225,000		Tenet Healthcare Corp	6.000	10/01/20	244,125
875,000		Tenet Healthcare Corp	8.125	04/01/22	1,012,812
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	487,475
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	454,579
600,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	627,451
1,175,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	1,304,149
525,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	581,438
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			33,359,754

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
500,000		Clorox Co	3.800	11/15/21	523,686
380,000		Colgate-Palmolive Co	2.300	05/03/22	368,906
375,000		Ecolab, Inc	1.450	12/08/17	375,480
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	382,725
1,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	1,186,875
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,837,672
141

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
INSURANCE - 1.4%
$250,000		Aetna, Inc	1.500%	11/15/17	$250,947
240,000		Aetna, Inc	6.500	09/15/18	283,747
150,000		Aetna, Inc	6.625	06/15/36	195,164
675,000		Allstate Corp	3.150	06/15/23	677,298
700,000		Allstate Corp	4.500	06/15/43	727,221
2,700,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	2,676,774
400,000		Chubb Corp	6.000	05/11/37	503,071
80,000		CIGNA Corp	5.125	06/15/20	90,462
1,000,000		CIGNA Corp	4.500	03/15/21	1,098,928
1,400,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	1,501,500
4,050,000	g	Five Corners Funding Trust	4.419	11/15/23	4,270,045
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	538,999
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	998,134
250,000		Lincoln National Corp	7.000	06/15/40	342,735
525,000	g	MetLife Institutional Funding II	1.625	04/02/15	529,733
525,000		MetLife, Inc	6.750	06/01/16	583,414
3,000,000		MetLife, Inc	4.368	09/15/23	3,218,487
1,275,000		MetLife, Inc	4.125	08/13/42	1,240,841
1,500,000	g	Onex USI Aquisition Corp	7.750	01/15/21	1,541,250
200,000		Principal Financial Group, Inc	1.850	11/15/17	201,010
750,000		Prudential Financial, Inc	5.400	06/13/35	843,610
750,000		Prudential Financial, Inc	5.100	08/15/43	809,832
3,400,000	i	Prudential Financial, Inc	5.200	03/15/44	3,468,000
300,000	g	Prudential Funding LLC	6.750	09/15/23	373,005
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	167,496
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	433,461
300,000		Travelers Cos, Inc	5.800	05/15/18	344,535
2,450,000		UnitedHealth Group, Inc	1.400	10/15/17	2,459,288
1,500,000		WellPoint, Inc	1.250	09/10/15	1,511,451
500,000		WellPoint, Inc	4.625	05/15/42	509,067
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,091,202
150,000		WR Berkley Corp	5.375	09/15/20	168,578
		TOTAL INSURANCE			34,649,285

MATERIALS - 2.8%
75,000		Airgas, Inc	4.500	09/15/14	75,621
1,500,000		AngloGold Ashanti Holdings plc	8.500	07/30/20	1,680,000
440,000		ArcelorMittal	5.000	02/25/17	465,300
1,000,000		Ball Corp	5.750	05/15/21	1,063,750
100,000		Barrick Gold Corp	4.100	05/01/23	99,585
850,000		Barrick North America Finance LLC	4.400	05/30/21	889,333
450,000	g	Belden, Inc	5.500	09/01/22	465,750
600,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	663,111
550,000		Braskem Finance Ltd	6.450	02/03/24	587,813
1,500,000	g	Cascades, Inc	5.500	07/15/22	1,496,250
2,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	2,067,108
1,175,000	g	Cemex Finance LLC	6.000	04/01/24	1,223,469
1,500,000		CF Industries, Inc	7.125	05/01/20	1,847,622
750,000	g	Cia Brasileira de Aluminio	4.750	06/17/24	736,875
200,000		Corning, Inc	1.450	11/15/17	196,656
1,000,000		Corning, Inc	4.250	08/15/20	1,089,832
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	781,996

142

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000%	07/17/22	$968,485
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	182,574
1,705,000		Crown Americas LLC	6.250	02/01/21	1,824,350
680,000		Crown Americas LLC	4.500	01/15/23	662,320
1,500,000		Eagle Spinco, Inc	4.625	02/15/21	1,488,750
750,000		EI du Pont de Nemours & Co	2.800	02/15/23	732,752
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	438,951
1,550,000	g	Eldorado Gold Corp	6.125	12/15/20	1,565,500
715,000		Fibria Overseas Finance Ltd	5.250	05/12/24	711,425
975,000	g	Fresnillo plc	5.500	11/13/23	1,018,875
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	2,018,204
1,950,000	g	Glencore Funding LLC	2.500	01/15/19	1,945,037
3,100,000	g	Glencore Funding LLC	3.125	04/29/19	3,161,380
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	2,190,663
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	2,040,000
3,075,000		Hexion US Finance Corp	6.625	04/15/20	3,259,500
835,000	g	INEOS Group Holdings S.A.	5.875	02/15/19	855,875
2,000,000		International Paper Co	5.300	04/01/15	2,071,542
4,550,000		International Paper Co	4.750	02/15/22	5,017,135
600,000		International Paper Co	4.800	06/15/44	604,734
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,511,904
525,000		Monsanto Co	3.375	07/15/24	528,470
400,000		Monsanto Co	4.200	07/15/34	403,710
1,125,000		Nucor Corp	4.000	08/01/23	1,165,593
1,500,000	g	OCP S.A.	5.625	04/25/24	1,573,125
500,000		Praxair, Inc	2.450	02/15/22	484,514
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,494,981
525,000		Rio Tinto Finance USA plc	2.250	12/14/18	535,164
680,000		Rock Tenn Co	4.450	03/01/19	736,775
820,000		Rock Tenn Co	4.900	03/01/22	895,027
400,000		Rockwood Specialties Group, Inc	4.625	10/15/20	415,000
1,200,000		Rosetta Resources, Inc	5.625	05/01/21	1,234,500
900,000	g	Samarco Mineracao S.A.	5.750	10/24/23	944,730
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	263,750
800,000	g	Severstal OAO Via Steel Capital S.A.	5.900	10/17/22	782,000
425,000		Sherwin-Williams Co	1.350	12/15/17	425,548
500,000		Silgan Holdings, Inc	5.000	04/01/20	512,500
650,000		Steel Dynamics, Inc	5.250	04/15/23	672,750
700,000		Teck Resources Ltd	2.500	02/01/18	713,003
800,000		Teck Resources Ltd	3.750	02/01/23	776,744
125,000		Teck Resources Ltd	6.000	08/15/40	132,169
525,000		Teck Resources Ltd	5.200	03/01/42	505,614
550,000		Tronox Finance LLC	6.375	08/15/20	567,875
925,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	892,625
		TOTAL MATERIALS			69,356,194

MEDIA - 2.2%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,600,000
750,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	770,625
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,171,500
2,000,000		Cinemark USA, Inc	5.125	12/15/22	2,047,500
2,350,000		Comcast Corp	2.850	01/15/23	2,332,194
143

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,125,000		Comcast Corp	4.250%	01/15/33	$3,210,109
3,000,000		DIRECTV Holdings LLC	1.750	01/15/18	3,004,128
2,475,000		DIRECTV Holdings LLC	4.450	04/01/24	2,624,302
775,000		Grupo Televisa S.A.	6.000	05/15/18	881,121
725,000		Grupo Televisa SAB	5.000	05/13/45	726,443
1,000,000		Lamar Media Corp	5.000	05/01/23	1,006,250
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,648,267
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	694,112
1,000,000		NBC Universal Media LLC	2.875	01/15/23	993,177
2,000,000		News America, Inc	5.300	12/15/14	2,045,024
125,000		News America, Inc	7.625	11/30/28	163,013
90,000		News America, Inc	6.550	03/15/33	112,108
325,000		News America, Inc	6.650	11/15/37	412,665
250,000		News America, Inc	6.900	08/15/39	327,021
400,000		Nielsen Finance LLC	4.500	10/01/20	403,000
675,000	g,h	Nielsen Finance LLC	5.000	04/15/22	680,062
600,000		Regal Entertainment Group	5.750	03/15/22	622,500
900,000		Regal Entertainment Group	5.750	06/15/23	924,750
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,220,750
1,500,000		Starz LLC	5.000	09/15/19	1,561,875
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,749,690
475,000		Time Warner Cable, Inc	4.500	09/15/42	462,403
940,000		Time Warner, Inc	3.150	07/15/15	965,924
3,600,000		Time Warner, Inc	2.100	06/01/19	3,581,680
1,000,000		Time Warner, Inc	4.700	01/15/21	1,107,299
1,000,000		Time Warner, Inc	3.400	06/15/22	1,013,507
275,000		Time Warner, Inc	6.500	11/15/36	336,516
700,000		Time Warner, Inc	4.900	06/15/42	712,893
1,250,000		Time Warner, Inc	4.650	06/01/44	1,226,226
2,000,000	g	Univision Communications, Inc	7.875	11/01/20	2,200,000
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,614,594
1,500,000		Viacom, Inc	1.250	02/27/15	1,508,387
700,000		Viacom, Inc	2.500	12/15/16	721,531
1,500,000		Viacom, Inc	2.500	09/01/18	1,533,144
1,000,000		Viacom, Inc	5.850	09/01/43	1,148,828
		TOTAL MEDIA			54,065,118

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,510,128
1,200,000		AbbVie, Inc	1.750	11/06/17	1,206,545
475,000		AbbVie, Inc	2.900	11/06/22	459,342
2,450,000		Amgen, Inc	2.200	05/22/19	2,447,153
200,000	g,o	Capsugel S.A.	7.000	05/15/19	206,000
429,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	458,494
1,350,000		Gilead Sciences, Inc	3.700	04/01/24	1,385,236
1,525,000		Gilead Sciences, Inc	4.800	04/01/44	1,609,172
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	352,810
575,000		Mylan, Inc	2.550	03/28/19	579,214
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,106,859
444,000		NBTY, Inc	9.000	10/01/18	469,530
1,650,000	g	Perrigo Co Ltd	2.300	11/08/18	1,649,322
450,000	g	Perrigo Co Ltd	4.000	11/15/23	457,365
144

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000	g	Perrigo Co Ltd	5.300%	11/15/43	$429,102
1,000,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	1,077,500
3,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	3,187,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			18,591,272

REAL ESTATE - 0.8%
150,000		AMB Property LP	4.500	08/15/17	162,444
170,000		Camden Property Trust	4.625	06/15/21	185,876
1,250,000		Camden Property Trust	2.950	12/15/22	1,208,436
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	746,918
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,088,330
500,000		Developers Diversified Realty Corp	7.875	09/01/20	632,680
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,206
225,000		Federal Realty Investment Trust	3.000	08/01/22	222,511
975,000		Federal Realty Investment Trust	2.750	06/01/23	933,437
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	226,187
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	146,521
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	450,242
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	315,804
1,783,000		Highwoods Realty LP	5.850	03/15/17	1,981,719
1,375,000		Highwoods Realty LP	3.200	06/15/21	1,358,682
700,000		Kilroy Realty LP	3.800	01/15/23	706,165
325,000		Liberty Property LP	4.125	06/15/22	338,256
500,000		Mid-America Apartments LP	4.300	10/15/23	523,400
1,000,000		Mid-America Apartments LP	3.750	06/15/24	996,198
300,000		National Retail Properties, Inc	5.500	07/15/21	342,059
525,000		National Retail Properties, Inc	3.300	04/15/23	509,508
150,000		Regency Centers LP	5.250	08/01/15	157,070
25,000		Regency Centers LP	5.875	06/15/17	28,105
25,000		Simon Property Group LP	5.250	12/01/16	27,307
825,000		Simon Property Group LP	2.800	01/30/17	859,963
1,000,000	g	Simon Property Group LP	1.500	02/01/18	993,088
210,000		Simon Property Group LP	10.350	04/01/19	284,520
1,000,000	g	Trust F	5.250	12/15/24	1,050,000
185,000		Ventas Realty LP	3.125	11/30/15	190,951
525,000		Ventas Realty LP	3.750	05/01/24	524,285
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,127,060
450,000		Weingarten Realty Investors	3.500	04/15/23	440,771
400,000		Weingarten Realty Investors	4.450	01/15/24	418,398
		TOTAL REAL ESTATE			19,204,097

RETAILING - 0.9%
907,000		Amerigas Partners LP	6.500	05/20/21	972,757
750,000		Asbury Automotive Group, Inc	8.375	11/15/20	832,500
4,500,000		AutoNation, Inc	5.500	02/01/20	4,966,875
810,000	g	Continental Rubber Of America Corp	4.500	09/15/19	858,114
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	929,397
1,500,000		Home Depot, Inc	2.250	09/10/18	1,534,996
2,500,000		Home Depot, Inc	2.000	06/15/19	2,501,733
1,000,000		Home Depot, Inc	4.875	02/15/44	1,089,710
1,250,000		Home Depot, Inc	4.400	03/15/45	1,269,003
1,000,000		L Brands, Inc	5.625	10/15/23	1,086,250
145

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Limited Brands, Inc	7.000%	05/01/20	$1,148,750
625,000		Limited Brands, Inc	6.625	04/01/21	710,156
810,000		Limited Brands, Inc	5.625	02/15/22	876,825
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,228,836
700,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	671,923
870,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	900,450
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	705,434
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	318,792
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	358,027
150,000		QVC, Inc	5.125	07/02/22	159,699
		TOTAL RETAILING			24,120,227

SOFTWARE & SERVICES - 0.9%
800,000	g	Activision Blizzard, Inc	5.625	09/15/21	862,000
3,805,000	g	Audatex North America, Inc	6.000	06/15/21	4,061,838
1,000,000		Baidu, Inc	2.750	06/09/19	1,003,895
1,225,000	g	BMC Software Finance, Inc	8.125	07/15/21	1,260,219
725,000	g	Ceridian LLC	8.125	11/15/17	732,250
3,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	3,153,894
3,500,000		International Business Machines Corp	0.750	05/11/15	3,514,875
950,000		International Business Machines Corp	1.250	02/06/17	957,726
2,350,000	g	NCR Escrow Corp	5.875	12/15/21	2,479,250
1,100,000		Oracle Corp	1.200	10/15/17	1,098,528
2,700,000	h	Oracle Corp	3.400	07/08/24	2,693,871
1,600,000	h	Oracle Corp	4.300	07/08/34	1,599,360
		TOTAL SOFTWARE & SERVICES			23,417,706

TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
5,000,000		Apple, Inc	1.050	05/05/17	5,006,750
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,835
1,775,000		Cisco Systems, Inc	2.125	03/01/19	1,788,792
1,000,000		Flextronics International Ltd	4.625	02/15/20	1,027,500
5,950,000		General Electric Co	0.850	10/09/15	5,979,512
75,000		General Electric Co	5.250	12/06/17	84,618
475,000		General Electric Co	2.700	10/09/22	466,470
4,100,000		General Electric Co	4.500	03/11/44	4,271,950
1,000,000		Hewlett-Packard Co	3.000	09/15/16	1,041,353
1,700,000		Hewlett-Packard Co	2.750	01/14/19	1,743,110
575,000		Hewlett-Packard Co	3.750	12/01/20	601,018
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,172,956
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,216,460
550,000		Nokia Oyj	5.375	05/15/19	592,625
1,575,000	g	NXP BV	3.750	06/01/18	1,578,938
500,000		Scientific Games Corp	8.125	09/15/18	523,750
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,006,714
800,000		Tyco Electronics Group S.A.	2.375	12/17/18	806,262
1,000,000		Xerox Corp	4.250	02/15/15	1,023,028
3,000,000		Xerox Corp	2.950	03/15/17	3,131,568
1,300,000		Xerox Corp	2.800	05/15/20	1,297,898
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			37,463,107
146

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 2.8%
$1,040,000		America Movil SAB de C.V.	3.125%	07/16/22	$1,023,360
550,000		American Tower Corp	3.500	01/31/23	539,352
1,975,000		AT&T, Inc	1.400	12/01/17	1,966,715
1,200,000		AT&T, Inc	2.625	12/01/22	1,149,793
1,825,000		AT&T, Inc	4.800	06/15/44	1,863,068
1,500,000	g	B Communications Ltd	7.375	02/15/21	1,612,500
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,536,675
1,000,000		Citizens Communications Co	7.125	03/15/19	1,135,000
900,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	960,750
1,200,000	g	CommScope Holding Co, Inc	5.000	06/15/21	1,224,000
1,200,000	g	CommScope Holding Co, Inc	5.500	06/15/24	1,219,500
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	769,433
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	444,549
750,000	g	ENTEL Chile S.A.	4.875	10/30/24	781,006
925,000		Intelsat Jackson Holdings S.A.	7.500	04/01/21	1,012,875
2,550,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	2,537,250
500,000		Intelsat Luxembourg S.A.	8.125	06/01/23	540,625
160,000	g	Lynx I Corp	5.375	04/15/21	168,000
780,000	g	Lynx II Corp	6.375	04/15/23	846,300
750,000	g	Oi S.A.	5.750	02/10/22	748,500
500,000		Orange S.A.	5.500	02/06/44	558,410
750,000	g	Qtel International Finance Ltd	3.875	01/31/28	702,165
175,000	g	SES	3.600	04/04/23	176,955
725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	730,164
1,325,000	g	Sprint Corp	7.250	09/15/21	1,460,812
675,000		Sprint Nextel Corp	6.000	11/15/22	688,500
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,046,998
1,150,000		Telefonica Emisiones SAU	4.570	04/27/23	1,221,426
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	573,395
1,000,000		T-Mobile USA, Inc	6.464	04/28/19	1,052,500
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,240,000
750,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	741,300
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,804,671
4,100,000		Verizon Communications, Inc	3.650	09/14/18	4,384,872
975,000		Verizon Communications, Inc	2.550	06/17/19	989,097
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,653,446
6,500,000		Verizon Communications, Inc	5.150	09/15/23	7,274,104
975,000		Verizon Communications, Inc	4.150	03/15/24	1,018,048
1,000,000		Verizon Communications, Inc	6.400	09/15/33	1,224,938
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,144,602
4,875,000		Verizon Communications, Inc	6.550	09/15/43	6,134,900
750,000	g	Vimpelcom Holdings	7.504	03/01/22	809,063
1,000,000	g	VimpelCom Holdings BV	5.950	02/13/23	986,250
1,450,000	g,h	Wind Acquisition Finance S.A.	4.750	07/15/20	1,460,875
1,500,000		Windstream Corp	7.750	10/01/21	1,638,750
1,425,000		Windstream Corp	6.375	08/01/23	1,444,594
		TOTAL TELECOMMUNICATION SERVICES			66,240,086

TRANSPORTATION - 1.0%
655,000	g	Asciano Finance Ltd	5.000	04/07/18	713,212
750,000	g	Bombardier, Inc	7.500	03/15/18	845,625
600,000	g	Bombardier, Inc	7.750	03/15/20	678,090
147

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000	g	Bombardier, Inc	6.125%	01/15/23	$618,000
225,000		Bristow Group, Inc	6.250	10/15/22	241,875
1,000,000	g	DP World Ltd	6.850	07/02/37	1,115,000
400,000	g	Embraer Overseas Ltd	5.696	09/16/23	432,520
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,098,493
1,063,000		GATX Corp	1.250	03/04/17	1,059,342
2,115,000		GATX Corp	2.375	07/30/18	2,133,494
1,200,000		GATX Corp	2.500	07/30/19	1,207,722
1,000,000		GATX Corp	5.200	03/15/44	1,065,704
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	2,780,960
350,000		Hertz Corp	5.875	10/15/20	365,750
750,000		Hertz Corp	6.250	10/15/22	794,062
3,550,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	3,400,733
375,000		Northrop Grumman Corp	1.750	06/01/18	373,172
1,060,000	g	Transnet Ltd	4.500	02/10/16	1,112,184
665,000	g	Transnet SOC Ltd	4.000	07/26/22	624,435
525,000		United Parcel Service, Inc	3.625	10/01/42	484,333
		TOTAL TRANSPORTATION			23,144,706

UTILITIES - 3.8%
750,000	g	Abu Dhabi National Energy Co	5.875	10/27/16	826,747
1,750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	1,861,650
1,000,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	1,014,552
1,325,000	g	AerCap Ireland Capital Ltd	4.500	05/15/21	1,348,187
213,000		AES Corp	8.000	10/15/17	248,145
750,000	i	AES Corp	3.229	06/01/19	755,625
425,000		AES Corp	4.875	05/15/23	420,750
625,000		AGL Capital Corp	4.400	06/01/43	638,307
825,000		Alabama Power Co	3.550	12/01/23	854,677
365,000		Alliant Energy Corp	4.000	10/15/14	368,943
1,000,000		American Water Capital Corp	3.850	03/01/24	1,032,230
250,000		Atmos Energy Corp	8.500	03/15/19	319,734
525,000		Atmos Energy Corp	4.150	01/15/43	521,540
5,000,000		Berkshire Hathaway Energy Co	2.000	11/15/18	5,008,360
400,000		Berkshire Hathaway Energy Co	5.150	11/15/43	448,475
925,000		Black Hills Corp	4.250	11/30/23	979,723
600,000	g	Calpine Corp	7.500	02/15/21	651,000
563,000	g	Calpine Corp	7.875	01/15/23	627,745
250,000		Carolina Power & Light Co	5.300	01/15/19	285,958
275,000		Carolina Power & Light Co	5.700	04/01/35	327,483
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	371,498
2,050,000	g	CEZ AS.	4.250	04/03/22	2,133,878
750,000	g	China Resources Gas Group Ltd	4.500	04/05/22	778,504
1,000,000		CMS Energy Corp	5.050	03/15/22	1,136,581
500,000		CMS Energy Corp	4.700	03/31/43	510,331
1,025,000	g	Colbun S.A.	6.000	01/21/20	1,137,573
1,000,000	g	Comision Federal de Electricidad	4.875	05/26/21	1,075,500
800,000	g	Comision Federal de Electricidad	4.875	01/15/24	854,000
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,045,543
200,000		Commonwealth Edison Co	5.900	03/15/36	249,414
200,000		Connecticut Light & Power Co	5.500	02/01/19	228,327
500,000		Connecticut Light & Power Co	4.300	04/15/44	510,170
148

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Consolidated Edison Co of New York, Inc	3.950%	03/01/43	$715,312
1,000,000		Consumers Energy Co	3.375	08/15/23	1,028,406
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	220,964
1,000,000		Duke Energy Corp	3.950	09/15/14	1,007,221
1,000,000		Duke Energy Corp	2.100	06/15/18	1,011,024
825,000		Duke Energy Ohio, Inc	3.800	09/01/23	870,994
1,250,000	g,i	Electricite de France	5.625	12/30/49	1,306,625
1,000,000	g	Empresa de Energia de Bogota S.A.	6.125	11/10/21	1,092,500
275,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	276,530
200,000	g	Eskom Holdings Ltd	5.750	01/26/21	204,750
2,100,000		Ferrellgas LP	6.500	05/01/21	2,191,875
550,000	g	Ferrellgas LP	6.750	01/15/22	574,750
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	681,967
975,000		Florida Power & Light Co	2.750	06/01/23	959,351
750,000	g	Gates Global LLC	6.000	07/15/22	750,000
2,000,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	2,117,500
250,000		Indiana Michigan Power Co	7.000	03/15/19	303,701
125,000		Integrys Energy Group, Inc	4.170	11/01/20	131,603
375,000	g	Israel Electric Corp Ltd	6.700	02/10/17	409,333
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,662,800
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	568,125
100,000	g	Kansas Gas & Electric	6.700	06/15/19	120,019
1,075,000	g	KazMunayGas National Co JSC	4.400	04/30/23	1,054,037
1,000,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	970,444
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,534,391
350,000		LG&E and KU Energy LLC	3.750	11/15/20	370,321
1,000,000		Nevada Power Co	5.450	05/15/41	1,203,840
750,000		NiSource Finance Corp	4.800	02/15/44	758,249
1,500,000		Northeast Utilities	1.450	05/01/18	1,472,999
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,663,125
500,000		NRG Energy, Inc	6.625	03/15/23	541,250
2,000,000	g	NRG Energy, Inc	6.250	05/01/24	2,090,000
1,300,000		NSTAR Electric Co	4.400	03/01/44	1,348,368
750,000		NTPC Ltd	5.625	07/14/21	806,896
1,800,000	g	Numericable Group S.A.	6.000	05/15/22	1,872,000
900,000	g	Numericable Group S.A.	6.250	05/15/24	939,375
1,225,000	g	Oncor Electric Delivery Co LLC	2.150	06/01/19	1,226,136
500,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	528,339
300,000		ONEOK Partners LP	3.375	10/01/22	298,046
325,000		Pacific Gas & Electric Co	8.250	10/15/18	406,072
1,375,000		Pacific Gas & Electric Co	3.850	11/15/23	1,431,411
350,000		PacifiCorp	2.950	02/01/22	354,610
250,000		Pepco Holdings, Inc	2.700	10/01/15	254,925
50,000		Potomac Electric Power Co	7.900	12/15/38	77,481
500,000		PPL Capital Funding, Inc	4.200	06/15/22	534,628
275,000		Progress Energy, Inc	7.050	03/15/19	335,647
550,000		Public Service Co of Colorado	4.750	08/15/41	605,318
400,000		Public Service Co of Oklahoma	5.150	12/01/19	451,200
1,150,000		Public Service Electric & Gas Co	2.375	05/15/23	1,092,139
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,964,375
1,250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	1,321,875
2,500,000		Sabine Pass LNG LP	7.500	11/30/16	2,762,500
149

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		San Diego Gas & Electric Co	3.000%	08/15/21	$153,323
2,000,000		Sempra Energy	4.050	12/01/23	2,112,822
825,000		Sempra Energy	3.550	06/15/24	830,776
1,000,000		Southern California Edison Co	4.650	10/01/43	1,078,894
4,100,000	g	State Grid Overseas Investment 2014 Ltd	2.750	05/07/19	4,133,341
200,000		Tampa Electric Co	4.100	06/15/42	195,125
750,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	706,875
420,000		Virginia Electric and Power Co	2.950	01/15/22	424,649
225,000		Williams Partners LP	3.800	02/15/15	229,328
575,000		Williams Partners LP	4.500	11/15/23	609,895
925,000		Williams Partners LP	4.900	01/15/45	922,095
1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,047,158
300,000		Xcel Energy, Inc	4.800	09/15/41	322,906
		TOTAL UTILITIES			91,813,684

		TOTAL CORPORATE BONDS			968,120,335
		(Cost $936,933,784)

GOVERNMENT BONDS - 39.3%

AGENCY SECURITIES - 0.5%
750,000		Amber Circle Funding Ltd	3.250	12/04/22	716,490
1,445,422		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,570,499
3,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	3,038,328
3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,842,227
3,000,000		Ukraine Government AID Bonds	1.844	05/16/19	2,996,616
		TOTAL AGENCY SECURITIES			11,164,160

FOREIGN GOVERNMENT BONDS - 4.7%
520,000	g	Barbados Government International Bond	7.000	08/04/22	471,900
1,500,000	g	Brazil Loan Trust	5.477	07/24/23	1,545,000
1,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,009,000
900,000		Brazilian Government International Bond	2.625	01/05/23	831,150
300,000		Brazilian Government International Bond	4.250	01/07/25	304,050
450,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	466,533
1,275,000		Canada Government International Bond	0.875	02/14/17	1,278,061
215,000		Chile Government International Bond	3.875	08/05/20	230,480
1,525,000		Colombia Government International Bond	4.375	07/12/21	1,636,325
425,000		Colombia Government International Bond	2.625	03/15/23	397,375
1,375,000		Colombia Government International Bond	4.000	02/26/24	1,417,625
875,000	g	Costa Rica Government International Bond	4.250	01/26/23	840,000
1,350,000	g	Croatia Government International Bond	6.250	04/27/17	1,462,212
270,000	g	Croatia Government International Bond	6.375	03/24/21	296,662
700,000	g	Croatia Government International Bond	5.500	04/04/23	727,125
1,075,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	1,106,175
500,000		Egypt Government AID Bonds	4.450	09/15/15	524,533
275,000		European Investment Bank	4.875	02/15/36	329,190
500,000		Export Development Canada	2.250	05/28/15	509,360
600,000		Export-Import Bank of Korea	1.250	11/20/15	603,098
550,000		Export-Import Bank of Korea	1.750	02/27/18	546,396
525,000		Export-Import Bank of Korea	5.125	06/29/20	593,836
100,000		Federative Republic of Brazil	6.000	01/17/17	111,200
150

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,267,000	g	Gabonese Republic	8.200%	12/12/17	$1,447,370
5,050,000	g	Hellenic Republic Government Bond	4.750	04/17/19	7,065,160
620,000		Hungary Government International Bond	4.125	02/19/18	646,350
230,000		Hungary Government International Bond	4.000	03/25/19	236,922
1,100,000		Hungary Government International Bond	5.750	11/22/23	1,212,750
250,000		Hungary Government International Bond	5.375	03/25/24	267,500
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,050,160
225,000		Italy Government International Bond	5.375	06/12/17	249,541
180,000		Italy Government International Bond	6.875	09/27/23	229,092
290,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	292,395
500,000	g	Kenya Government International Bond	5.875	06/24/19	510,250
600,000	g	Kenya Government International Bond	6.875	06/24/24	624,000
3,000,000		KFW	2.625	01/25/22	3,051,660
4,000,000	g	Kommunalbanken AS.	0.750	11/21/16	3,992,460
1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,920,642
4,425,000	g	Korea Housing Finance Corp	1.625	09/15/18	4,308,375
800,000	g	Lithuania Government International Bond	5.125	09/14/17	880,504
9,590,000		Mexican Bonos	8.000	12/07/23	863,599
1,000,000		Mexico Government International Bond	3.500	01/21/21	1,038,500
750,000		Mexico Government International Bond	3.625	03/15/22	778,125
150,000		Mexico Government International Bond	6.750	09/27/34	194,250
250,000		Mexico Government International Bond	4.750	03/08/44	255,000
1,350,000	g	Municipality Finance plc	1.750	05/21/19	1,347,200
1,100,000	g	Namibia International Bonds	5.500	11/03/21	1,178,353
3,100,000	g	Nigeria Government International Bond	5.125	07/12/18	3,213,150
3,000,000		North American Development Bank	2.300	10/10/18	3,044,514
1,000,000		North American Development Bank	2.400	10/26/22	952,138
1,325,000		Panama Government International Bond	5.200	01/30/20	1,478,700
135,000		Peruvian Government International Bond	7.350	07/21/25	178,875
2,250,000		Philippine Government International Bond	4.200	01/21/24	2,376,562
433,000		Poland Government International Bond	5.125	04/21/21	487,125
1,375,000		Poland Government International Bond	3.000	03/17/23	1,335,813
750,000		Province of British Columbia Canada	2.850	06/15/15	768,675
1,500,000		Province of Manitoba Canada	3.050	05/14/24	1,510,525
500,000		Province of Ontario Canada	2.950	02/05/15	508,097
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,791,037
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,162,150
620,000		Province of Quebec Canada	4.625	05/14/18	693,846
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,070,191
1,500,000		Province of Quebec Canada	2.750	08/25/21	1,514,934
1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,055,750
750,000	g	Republic of Ghana	8.500	10/04/17	787,500
1,500,000	g	Republic of Latvia	2.750	01/12/20	1,481,250
1,700,000	g	Republic of Serbia	5.250	11/21/17	1,772,250
630,802	g,i	Republic of Serbia	6.750	11/01/24	638,056
180,229	i	Republic of Serbia	6.750	11/01/24	182,302
525,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	569,625
1,000,000		Republic of Turkey	7.500	07/14/17	1,137,824
350,000	g	Romanian Government International Bond	6.750	02/07/22	417,813
775,000	g	Romanian Government International Bond	4.375	08/22/23	794,220
515,000	g	Romanian Government International Bond	4.875	01/22/24	547,831
1,000,000	g	Slovakia Government International Bond	4.375	05/21/22	1,067,000
151

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$635,000	g	Slovenia Government International Bond	5.250%	02/18/24	$682,625
50,676,000		South Africa Government Bond	8.250	09/15/17	4,889,722
750,000		South Africa Government International Bond	6.875	05/27/19	867,188
400,000		South Africa Government International Bond	5.875	05/30/22	445,000
750,000		South Africa Government International Bond	4.665	01/17/24	764,063
1,125,000		South Africa Government International Bond	5.875	09/16/25	1,250,438
1,000,000	g	Sri Lanka Government International Bond	6.000	01/14/19	1,052,500
5,150,000		Turkey Government International Bond	6.750	04/03/18	5,814,350
2,250,000		Turkey Government International Bond	5.625	03/30/21	2,452,500
600,000		Turkey Government International Bond	5.750	03/22/24	655,500
500,000		United Mexican States	5.125	01/15/20	566,500
882,000		Uruguay Government International Bond	4.500	08/14/24	935,802
		TOTAL FOREIGN GOVERNMENT BONDS			107,791,385

MORTGAGE BACKED - 20.9%
231,581	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	247,633
1,045,751	i	FHLMC	2.435	07/01/36	1,115,634
290,058	i	FHLMC	2.260	09/01/36	308,783
164,013	i	FHLMC	2.367	09/01/36	173,716
54,437	i	FHLMC	2.512	02/01/37	58,300
317,630	i	FHLMC	2.454	03/01/37	338,596
26,667	i	FHLMC	6.010	04/01/37	28,614
6,626	i	FHLMC	1.950	05/01/37	6,641
628,167	i	FHLMC	2.340	06/01/37	669,325
205,851	i	FHLMC	2.617	08/01/37	213,783
198,081		FHLMC	4.000	03/15/44	210,000
18,839,592		Federal Home Loan Mortgage Corp (FHLMC)	4.000	03/15/40	20,290,334
12,276		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	12,748
267,522		FGLMC	5.500	01/01/19	286,444
43,095		FGLMC	4.500	01/01/20	45,708
292,378		FGLMC	4.500	07/01/20	315,791
81,324		FGLMC	4.500	09/01/20	86,402
93,348		FGLMC	5.000	10/01/20	100,832
60,652		FGLMC	5.500	10/01/20	64,398
16,831		FGLMC	7.000	10/01/20	18,095
72,093		FGLMC	4.500	06/01/21	76,609
130,955		FGLMC	5.500	08/01/21	142,960
41,592		FGLMC	5.000	04/01/23	44,943
51,182		FGLMC	4.500	09/01/24	55,130
33,938		FGLMC	6.500	01/01/29	38,243
2,453		FGLMC	8.000	01/01/31	2,811
517,572		FGLMC	5.500	12/01/33	581,524
643,713		FGLMC	7.000	12/01/33	746,188
382,860		FGLMC	5.000	01/01/34	425,221
206,032		FGLMC	4.500	10/01/34	223,700
277,996		FGLMC	5.500	03/01/35	312,373
235,838		FGLMC	7.000	05/01/35	273,109
40,344		FGLMC	5.000	02/01/36	44,737
2,694		FGLMC	6.500	05/01/36	3,035
323,898		FGLMC	5.000	04/01/38	361,983
325,156		FGLMC	4.500	11/01/40	357,069
2,217,890		FGLMC	4.000	12/01/40	2,355,592

152

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$373,364		FGLMC	4.500%	12/01/40	$409,305
4,000,000	h	FGLMC	4.500	07/15/44	4,329,131
3,000,000	h	FGLMC	3.500	08/15/44	3,075,176
11,000,000	h	FGLMC	4.000	08/15/44	11,620,682
2,508,360		Federal National Mortgage Association (FNMA)	4.640	11/01/14	2,507,674
97,185		FNMA	4.960	01/01/15	97,186
17,953		FNMA	6.500	10/01/16	18,526
15,157		FNMA	6.500	11/01/16	15,758
18,429		FNMA	6.500	02/01/18	19,396
21,688		FNMA	4.500	11/01/20	23,034
23,286		FNMA	4.500	12/01/20	25,047
11,451		FNMA	8.000	03/01/23	12,074
92,193		FNMA	4.000	05/01/24	98,583
128,988		FNMA	4.500	08/01/24	138,262
6,842		FNMA	9.000	11/01/25	7,871
3,858,016		FNMA	3.000	05/01/27	4,013,757
2,229,890		FNMA	2.500	10/01/27	2,268,081
3,481,532		FNMA	2.500	06/01/28	3,541,160
5,958		FNMA	7.500	01/01/29	6,810
2,000,000	h	FNMA	2.500	07/25/29	2,031,562
19,000,000	g,h	FNMA	3.000	07/25/29	19,736,250
2,000,000	h	FNMA	2.500	08/25/29	2,026,875
2,000,000	h	FNMA	3.500	08/25/29	2,114,375
218,007		FNMA	7.000	07/01/32	246,914
118,064		FNMA	4.500	03/25/33	122,376
1,927,618		FNMA	3.000	10/01/33	1,967,311
234,140		FNMA	4.500	10/01/33	254,405
400,777		FNMA	5.000	11/01/33	453,746
230,255		FNMA	5.000	11/01/33	260,053
750,848		FNMA	3.500	03/25/34	764,865
244,913		FNMA	5.500	02/01/35	275,280
14,197		FNMA	7.500	06/01/35	15,521
185,410		FNMA	5.500	12/01/35	207,434
287,453	i	FNMA	2.379	07/01/36	310,894
336,614	i	FNMA	2.573	09/01/36	360,071
32,293		FNMA	6.000	09/01/37	36,338
35,946		FNMA	6.000	09/01/37	40,731
116,249		FNMA	6.500	09/01/37	131,075
90,165	i	FNMA	2.400	10/01/37	96,712
270,977		FNMA	5.500	01/01/38	303,166
254,011		FNMA	5.500	04/01/38	284,184
202,157		FNMA	5.500	06/01/38	226,171
1,642,960		FNMA	5.500	12/01/38	1,868,926
1,939,574		FNMA	4.000	02/01/39	2,061,314
481,066		FNMA	5.500	08/01/39	543,348
75,042		FNMA	5.500	11/01/39	83,956
3,092,633		FNMA	4.500	10/01/40	3,370,678
287,734		FNMA	6.000	10/01/40	324,670
1,067,544		FNMA	3.500	11/01/40	1,100,622
155,621		FNMA	3.500	02/01/41	160,456
2,952,792		FNMA	3.500	03/01/41	3,044,283
319,891		FNMA	3.500	11/01/41	329,802
153

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$272,851	FNMA	3.500%	11/01/41	$281,305
936,588	FNMA	4.000	12/01/41	998,294
9,978,148	FNMA	3.000	09/01/42	9,868,874
45,656	FNMA	3.000	10/01/42	45,156
2,477,320	FNMA	3.000	10/01/42	2,450,190
44,735	FNMA	3.000	10/01/42	44,245
118,257	FNMA	3.000	11/01/42	116,962
65,549	FNMA	3.000	12/01/42	64,831
7,908	FNMA	3.000	12/01/42	7,822
457,040	FNMA	3.000	12/01/42	452,726
8,621,809	FNMA	3.000	01/01/43	8,479,167
4,091,139	FNMA	3.000	01/01/43	4,046,336
8,876,121	FNMA	3.000	01/01/43	8,778,916
391,501	FNMA	3.500	01/01/43	403,631
11,224,560	FNMA	3.000	02/01/43	11,101,636
608,906	FNMA	3.000	02/01/43	602,238
293,718	FNMA	3.000	02/01/43	290,502
5,196,189	FNMA	3.000	02/01/43	5,139,284
6,777,338	FNMA	3.000	02/01/43	6,703,117
123,445	FNMA	3.000	02/01/43	122,093
1,216,325	FNMA	3.500	02/01/43	1,257,389
31,376	FNMA	3.000	03/01/43	31,033
3,460,076	FNMA	3.000	03/01/43	3,430,636
7,499,972	FNMA	3.000	03/01/43	7,417,837
53,472	FNMA	3.000	03/01/43	52,886
3,981,133	FNMA	3.000	03/01/43	3,937,534
28,558	FNMA	3.000	03/01/43	28,245
151,184	FNMA	3.000	03/01/43	149,528
2,012,333	FNMA	3.000	03/01/43	1,990,296
31,116	FNMA	3.000	04/01/43	30,775
65,635	FNMA	3.000	04/01/43	64,916
71,046	FNMA	3.000	04/01/43	70,268
11,045	FNMA	3.000	04/01/43	10,924
40,900	FNMA	3.000	04/01/43	40,452
2,120,108	FNMA	3.000	04/01/43	2,096,890
45,958	FNMA	3.000	04/01/43	45,454
33,210	FNMA	3.000	04/01/43	32,846
348,614	FNMA	3.000	04/01/43	344,796
14,938	FNMA	3.000	04/01/43	14,775
8,880,359	FNMA	3.000	05/01/43	8,783,108
4,416,586	FNMA	3.000	05/01/43	4,368,218
1,850,411	FNMA	3.000	05/01/43	1,834,668
187,652	FNMA	3.500	05/01/43	193,969
317,078	FNMA	3.500	05/01/43	327,723
395,161	FNMA	3.500	06/01/43	408,465
315,217	FNMA	3.500	06/01/43	325,804
189,633	FNMA	3.500	06/01/43	196,020
426,617	FNMA	3.500	06/01/43	440,983
833,473	FNMA	3.500	06/01/43	861,499
154,863	FNMA	3.500	06/01/43	160,086
1,132,903	FNMA	3.500	07/01/43	1,171,032
536,606	FNMA	3.500	07/01/43	554,694
154

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,749,988		FNMA	4.000%	09/01/43	$7,189,990
18,000,000	h	FNMA	3.500	07/25/44	18,528,750
19,000,000	h	FNMA	4.000	07/25/44	20,163,750
52,000,000	h	FNMA	4.500	07/25/44	56,314,388
23,000,000	h	FNMA	3.500	08/25/44	23,603,750
16,000,000	h	FNMA	5.000	08/25/44	17,720,001
6,000,000	h	FNMA	5.500	08/25/44	6,705,201
10,000,000	h	FNMA	3.500	09/25/44	10,231,250
38,000,000	h	FNMA	4.000	09/25/44	40,082,585
10,000,000	h	FNMA	5.000	09/25/44	11,046,875
14,690		Government National Mortgage Association (GNMA)	7.500	11/15/23	16,384
3,842		GNMA	7.500	08/15/28	3,925
19,718		GNMA	6.500	12/15/28	22,403
56,906		GNMA	6.500	03/15/29	64,655
21,605		GNMA	8.500	10/20/30	25,619
5,796		GNMA	7.000	06/20/31	6,887
133,728		GNMA	5.000	02/15/33	147,078
59,213		GNMA	5.500	07/15/33	66,658
610,969		GNMA	5.000	09/15/33	676,657
110,042		GNMA	5.500	11/20/33	123,934
438,061		GNMA	5.500	02/20/35	491,644
147,287		GNMA	5.500	03/20/35	165,214
63,321		GNMA	6.000	10/20/36	71,997
67,475		GNMA	6.000	01/20/37	76,690
99,014		GNMA	6.000	02/20/37	112,534
94,472		GNMA	5.000	04/15/38	103,848
74,723		GNMA	5.500	07/15/38	83,454
138,892		GNMA	5.500	07/20/38	155,159
55,128		GNMA	6.000	08/20/38	62,716
113,791		GNMA	5.000	07/20/39	126,433
15,259,800		GNMA	5.000	07/20/39	16,924,019
302,431		GNMA	5.000	09/20/43	332,912
293,455		GNMA	5.000	02/20/44	323,351
256,530		GNMA	5.000	03/20/44	284,305
4,000,000		GNMA	4.500	06/20/44	4,375,402
2,000,000	h	GNMA	3.000	07/15/44	2,015,000
21,000,000	h	GNMA	3.500	07/15/44	21,838,362
6,000,000	h	GNMA	4.000	07/15/44	6,408,750
2,000,000	h	GNMA	4.500	07/15/44	2,177,890
6,000,000	h	GNMA	3.500	07/20/44	6,249,844
5,000,000	h	GNMA	4.000	07/20/44	5,350,781
1,000,000	h	GNMA	3.000	08/15/44	1,004,688
3,000,000	h	GNMA	3.500	08/20/44	3,116,484
11,000,000	h	GNMA	4.500	08/20/44	11,980,115
		TOTAL MORTGAGE BACKED			505,262,287

MUNICIPAL BONDS - 4.8%
1,000,000		Anaheim City School District	3.324	08/01/21	1,036,330
1,000,000		Anaheim City School District	3.825	08/01/23	1,054,340
3,000,000		Arizona School Facilities Board	0.945	09/01/16	2,991,990
2,500,000		Arizona School Facilities Board	2.078	09/01/18	2,502,425
5,000,000		City of New York NY	1.950	03/01/21	4,808,700

155

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,500,000		Dallas Independent School District	5.049%	08/15/33	$7,958,175
3,000,000		Denver City & County School District No	4.242	12/15/37	2,945,910
600,000		Denver Health & Hospital Authority	1.700	12/01/16	598,938
750,000		Denver Health & Hospital Authority	2.250	12/01/17	751,590
600,000		Grant County Public Utility District No 2	5.630	01/01/27	704,214
3,500,000		Harris County Flood Control District	1.229	10/01/17	3,497,760
250,000		Harris County Flood Control District	1.818	10/01/18	250,950
1,480,000		Illinois Housing Development Authority	4.105	07/01/27	1,450,015
1,000,000		Maine Municipal Bond Bank	3.368	06/01/19	1,024,990
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,101,880
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	376,065
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	503,035
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	401,140
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	449,865
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	250,490
2,330,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,338,668
3,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,070,410
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	3,042,603
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,032,300
5,000,000		New York State Dormitory Authority	4.802	12/01/34	5,429,000
1,500,000		Oklahoma Water Resources Board	2.794	04/01/21	1,527,900
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,942,240
5,000,000		State of California	4.988	04/01/39	5,211,550
775,000		State of California	7.625	03/01/40	1,143,311
5,180,000		State of Connecticut	5.295	10/01/29	6,084,117
6,975,000		State of Georgia	4.625	02/01/32	7,343,908
3,000,000		State of Georgia	4.530	02/01/33	3,142,500
1,000,000		State of Illinois	4.125	01/01/19	1,045,760
5,000,000		State of Illinois	3.650	04/01/20	5,068,700
775,000		State of Illinois	6.725	04/01/35	900,465
3,000,000		State of Illinois	5.520	04/01/38	3,032,310
5,000,000		State of Illinois	4.620	06/15/38	5,345,100
3,000,000		State of Michigan	3.800	05/15/33	2,830,350
5,000,000		Texas A&M University	4.772	05/15/33	5,293,950
1,310,000		Trustees of Boston College	3.519	07/01/21	1,355,483
3,000,000		Trustees of Boston College	3.769	07/01/22	3,127,320
4,000,000		University of California	4.062	05/15/33	3,934,040
3,000,000	i	University of California	0.651	07/01/41	3,003,840
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,696,982
		TOTAL MUNICIPAL BONDS			115,601,609

U.S. TREASURY SECURITIES - 8.4%
8,630,000		United States Treasury Bond	2.875	05/15/43	7,885,662
9,745,000		United States Treasury Bond	3.625	02/15/44	10,284,015
1,895,000		United States Treasury Note	0.250	09/30/14	1,895,889
1,500,000		United States Treasury Note	0.250	10/31/14	1,500,762
2,886,000		United States Treasury Note	0.250	11/30/14	2,887,916
2,745,000		United States Treasury Note	0.250	02/28/15	2,747,896
2,887,000		United States Treasury Note	2.500	04/30/15	2,944,627
156

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,230,000		United States Treasury Note	0.500%	06/15/16	$5,236,538
6,640,000		United States Treasury Note	0.875	09/15/16	6,688,246
5,585,000		United States Treasury Note	0.625	02/15/17	5,571,038
20,120,000		United States Treasury Note	0.875	06/15/17	20,127,867
530,000		United States Treasury Note	1.750	10/31/18	537,536
29,560,000		United States Treasury Note	1.625	06/30/19	29,560,000
205,000		United States Treasury Note	1.250	10/31/19	200,227
5,000,000		United States Treasury Note	1.375	01/31/20	4,889,060
5,000,000		United States Treasury Note	1.125	04/30/20	4,797,655
7,500,000		United States Treasury Note	1.375	05/31/20	7,290,818
19,485,000		United States Treasury Note	2.000	07/31/20	19,590,044
7,500,000		United States Treasury Note	2.125	08/31/20	7,577,340
10,000,000		United States Treasury Note	1.750	10/31/20	9,858,590
280,000		United States Treasury Note	2.625	11/15/20	290,850
10,000,000		United States Treasury Note	2.375	12/31/20	10,215,620
4,400,000		United States Treasury Note	2.000	02/28/21	4,382,127
24,000,000		United States Treasury Note	8.000	11/15/21	33,613,128
3,530,000		United States Treasury Note	2.500	05/15/24	3,525,037
		TOTAL U.S. TREASURY SECURITIES			204,098,488

		TOTAL GOVERNMENT BONDS			943,917,929
		(Cost $928,015,656)

STRUCTURED ASSETS - 9.2%

ASSET BACKED - 4.9%
457,027	i	Accredited Mortgage Loan Trust	4.330	06/25/33	408,204
		Series - 2003 1 (Class A1)
5,000,000		AmeriCredit Automobile Receivables Trust	0.540	10/10/17	5,000,175
		Series - 2014 2 (Class A2A)
3,867,528	i	Asset Backed Securities Corp Home Equity Loan Trust	0.857	04/25/35	3,806,197
		Series - 2005 HE3 (Class M3)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,142,216
		Series - 2011 5A (Class B)
2,577,508	i	Bear Stearns Asset Backed Securities Trust	0.592	03/25/35	2,551,653
		Series - 2005 AQ1 (Class M1)
3,266,302	i	Bear Stearns Asset Backed Securities Trust	0.550	02/25/36	3,109,095
		Series - 2006 EC2 (Class M1)
432,550	i	Bear Stearns Asset Backed Securities Trust	0.892	11/25/39	426,219
		Series - 2005 SD3 (Class 2A1)
1,749,187	g,m	Capital Automotive REIT	4.700	07/15/42	1,804,396
		Series - 2012 1A (Class A)
3,126,795	i,m	CCR, Inc	0.599	07/10/17	3,058,943
		Series - 2010 CX (Class C)
1,000,000	g	CCR, Inc	4.750	07/10/22	988,213
		Series - 2012 CA (Class C)
385,693		Centex Home Equity	5.540	01/25/32	385,260
		Series - 2002 A (Class AF6)
1,855,032	i	Conseco Financial Corp	7.300	06/15/25	1,912,173
		Series - 1995 4 (Class B1)
900,174	i	Conseco Financial Corp	7.600	04/15/26	773,296
		Series - 1996 2 (Class M1)
157

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,032,881	i	Countrywide Asset-Backed Certificates	5.216%	10/25/17	$1,032,589
		Series - 2002 S4 (Class A5)
4,098,773	i	Countrywide Asset-Backed Certificates	0.420	12/25/34	3,846,936
		Series - 2004 6 (Class 1A1)
2,742,860	i	Countrywide Asset-Backed Certificates	0.620	02/25/36	2,724,782
		Series - 2005 11 (Class MV1)
18,145	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	18,212
		Series - 2007 MX1 (Class A1)
2,825,687	g,i	CV Mortgage Loan Trust 2013-	4.311	12/25/43	2,864,529
		Series - 2013 1 (Class NOTE)
1,025,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	1,170,682
		Series - 2011 LC1A (Class C)
4,088,259	i	FBR Securitization Trust	0.892	11/25/35	4,067,286
		Series - 2005 5 (Class AV24)
2,606,873	i	First Frankin Mortgage Loan Trust	0.392	01/25/36	2,572,006
		Series - 2006 FF1 (Class 2A3)
823,857	i	First Franklin Mortgage Loan Asset Backed Certificates	0.812	03/25/35	822,884
		Series - 2005 FF2 (Class M2)
1,087,528	i	First Franklin Mortgage Loan Trust	0.887	12/25/34	1,026,079
		Series - 2005 FF1 (Class M1)
3,801,065	i	First Franklin Mortgage Loan Trust	0.350	02/25/36	3,514,123
		Series - 2006 FF2 (Class A4)
238,221	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	237,700
		Series - 2007 1A (Class AF3)
1,300,483	g,i	GMAC Mortgage Corp Loan Trust	0.902	02/25/31	1,242,889
		Series - 2004 VF1 (Class A1)
310,227	i	Greenpoint Mortgage Funding Trust	0.872	07/25/30	308,833
		Series - 2005 HE4 (Class 2A4C)
65	i	Greenpoint Mortgage Funding Trust	0.282	04/25/47	65
		Series - 2007 AR2 (Class 1A1)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,008,000
		Series - 2014 T1 (Class AT1)
2,800,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	2,801,400
		Series - 2014 T1 (Class DT1)
294,262	i	HSI Asset Securitization Corp Trust	0.512	07/25/35	293,374
		Series - 2005 NC1 (Class 2A3)
5,635,135	i	Lehman XS Trust	0.432	08/25/35	5,489,410
		Series - 2005 2 (Class 1A1)
3,855,940	i	Lehman XS Trust	5.420	01/25/36	3,421,059
		Series - 2005 10 (Class 2A3A)
901,097	i	Lehman XS Trust	0.402	02/25/36	817,276
		Series - 2006 1 (Class 1A1)
1,023,148		Lehman XS Trust	6.500	06/25/46	803,733
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	3.980	05/18/16	1,008,700
		Series - 2013 144A (Class )
1,248,963	i	Morgan Stanley Capital I	0.332	02/25/36	1,238,538
		Series - 2006 NC2 (Class A2C)
10,000,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	10,011,000
		Series - 2014 T1 (Class A1)
158

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,750,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	2.266%	03/15/45	$1,750,875
		Series - 2014 T1 (Class D1)
1,300,000	g,m	New Residential Advance Receivables Trust Advance Receivables Backed 2014-T1	3.649	03/15/45	1,300,702
		Series - 2014 T1 (Class E1)
1,637,997		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,641,006
		Series - 2002 C (Class A1)
4,421,000	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.672	01/25/36	4,391,583
		Series - 2005 WCH1 (Class M2)
1,136,702	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	1,156,054
		Series - 2004 2 (Class AF4)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,030,192
		Series - 2011 1A (Class B1)
165,636	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	171,260
		Series - 2003 RZ5 (Class A7)
91,448	i	Residential Asset Securities Corp	6.489	10/25/30	91,547
		Series - 2001 KS2 (Class AI6)
65,774	i	Residential Asset Securities Corp	0.797	04/25/35	65,761
		Series - 2005 KS3 (Class M3)
226,665		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	229,419
		Series - 2006 HI5 (Class A3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,779,080
		Series - 2005 HI3 (Class M5)
94,189		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	94,286
		Series - 2006 HI3 (Class A3)
394,862	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	400,006
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,710,557
		Series - 2006 HI1 (Class M2)
131,989	i	SACO I, Inc	0.712	11/25/35	131,455
		Series - 2005 8 (Class A1)
330,585	i	SACO I, Inc	0.912	11/25/35	329,408
		Series - 2005 8 (Class A3)
1,000,000	g,i	Sanders Re Ltd	4.020	05/05/17	990,600
		Series - 2013 144A (Class )
455,012	i	Saxon Asset Securities Trust	6.120	11/25/30	485,190
		Series - 2002 2 (Class AF6)
578,986	i	Securitized Asset Backed Receivables LLC	0.452	10/25/35	567,750
		Series - 2006 OP1 (Class A2C)
256,635	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	262,633
		Series - 2012 2A (Class B)
1,400,000	g	SLM Student Loan Trust	4.370	04/17/28	1,499,883
		Series - 2011 A (Class A2)
590,000	g	SLM Student Loan Trust	3.740	02/15/29	623,365
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,579,965
		Series - 2012 A (Class A2)
650,486	i	Soundview Home Equity Loan Trust	0.452	11/25/35	643,576
		Series - 2005 OPT3 (Class A4)
182,419	i	Structured Asset Investment Loan Trust	0.752	05/25/35	182,374
		Series - 2005 4 (Class M1)
159

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,193,846	g,i	Structured Asset Securities Corp	0.302%	07/25/36	$4,078,209
		Series - 2006 EQ1A (Class A4)
2,375,666	g,i	Structured Asset Securities Corp	0.372	10/25/36	2,303,225
		Series - 2006 GEL4 (Class A2)
3,314,896	i	Structured Asset Securities Corp Mortgage Loan Trust	0.312	03/25/36	3,161,678
		Series - 2006 BC1 (Class A5)
4,000,000	g,i	Vitality Re IV Ltd	2.770	01/09/17	4,089,600
		Series - 2013 IV B (Class )
455,000	g	Vornado DP LLC	5.280	09/13/28	509,919
		Series - 2010 VNO (Class C)
510,250	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	514,587
		Series - 2006 N1 (Class N1)
117,442	g,i	Wachovia Loan Trust	0.512	05/25/35	111,080
		Series - 2005 SD1 (Class A)
51,946	i	Wells Fargo Home Equity Trust	0.292	07/25/36	51,536
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			128,636,486

OTHER MORTGAGE BACKED - 4.3%
1,545,064	g	7 WTC Depositor LLC Trust	4.082	03/13/31	1,611,372
		Series - 2012 7WTC (Class A)
5,639,766	i	American Home Mortgage Investment Trust 2004-3	1.837	10/25/34	5,606,531
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust 2006-2	5.954	05/10/45	992,036
		Series - 2006 2 (Class C)
2,174,077	g,i	Banc of America Large Loan, Inc	6.136	02/15/51	2,407,403
		Series - 2010 UB3 (Class A4B3)
3,000,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.118	07/10/45	3,043,947
		Series - 2005 4 (Class B)
1,235,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	1,301,254
		Series - 2007 PW15 (Class AM)
650,686		Citicorp Mortgage Securities, Inc	5.500	07/25/35	634,511
		Series - 2005 4 (Class 1A7)
350,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	385,844
		Series - 2007 C3 (Class AM)
6,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	6,682,553
		Series - 2007 C3 (Class AJ)
215,073		Countrywide Alternative Loan Trust	5.500	08/25/16	221,786
		Series - 2004 30CB (Class 1A15)
2,302,411		Countrywide Alternative Loan Trust	5.000	04/25/20	2,322,850
		Series - 2005 6CB (Class 2A1)
711,184	i	Countrywide Alternative Loan Trust	0.383	07/20/35	615,269
		Series - 2005 24 (Class 4A1)
1,703,494	i	Countrywide Home Loan Mortgage Pass Through Trust	2.524	11/20/34	1,638,056
		Series - 2004 HYB6 (Class A2)
264,221		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	257,717
		Series - 2005 17 (Class 1A10)
1,150,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	1,179,997
		Series - 2005 C3 (Class AJ)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	810,973
		Series - 2006 OMA (Class D)
160

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$115,000		Credit Suisse Mortgage Capital Certificates	5.509%	09/15/39	$123,699
		Series - 2006 C4 (Class AM)
1,870,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,948,308
		Series - 2009 RR1 (Class A3C)
4,134,777	i	GSR Mortgage Loan Trust	0.342	08/25/46	4,042,865
		Series - 2006 OA1 (Class 2A1)
1,716,416		GSR Mortgage Loan Trust 2005-1F	6.000	01/25/35	1,748,684
		Series - 2005 1F (Class 3A3)
3,517,409	i	Harborview Mortgage Loan Trust	0.375	05/19/35	3,101,000
		Series - 2005 2 (Class 2A1A)
4,076,834	i	Harborview Mortgage Loan Trust	0.485	09/19/35	3,121,770
		Series - 2005 8 (Class 1A2A)
1,487,611	i	HarborView Mortgage Loan Trust	0.375	07/19/47	1,297,872
		Series - 2007 4 (Class 2A1)
477,361	i	Impac CMB Trust	0.812	03/25/35	439,889
		Series - 2004 11 (Class 2A1)
3,025,071	i	Impac CMB Trust	0.402	05/25/35	2,679,085
		Series - 0 4 (Class 1A1B)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.439	07/15/46	345,613
		Series - 2011 C4 (Class C)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,574,425
		Series - 2005 LDP2 (Class C)
3,400,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,814,270
		Series - 2007 LD12 (Class AM)
2,262,161	i	JP Morgan Mortgage Trust	2.547	11/25/33	2,261,326
		Series - 2006 A2 (Class 5A3)
1,080,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	1,122,220
		Series - 2005 C5 (Class AJ)
1,850,682		Lehman Mortgage Trust	5.500	11/25/35	1,757,071
		Series - 2005 1 (Class 2A4)
1,632,040	i	Merrill Lynch Mortgage Investors, Inc	2.518	12/25/35	1,627,397
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.470	02/12/51	83,524
		Series - 0 C1 (Class AJA)
4,000,000	g,i	Morgan Stanley Capital I	5.984	08/12/41	4,279,040
		Series - 2006 T23 (Class B)
1,040,000	i	Morgan Stanley Capital I	5.832	07/12/44	1,095,256
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I	5.842	07/12/44	1,900,887
		Series - 2006 HQ9 (Class C)
82,000	g,i	Morgan Stanley Capital I	5.419	09/15/47	88,441
		Series - 2011 C1 (Class D)
82,264	i	Opteum Mortgage Acceptance Corp	0.552	02/25/35	82,255
		Series - 2005 1 (Class A4)
2,394,788		RALI Trust	4.250	12/26/33	2,479,197
		Series - 2003 QS22 (Class A5)
457,474	i	RALI Trust	0.452	01/25/35	443,424
		Series - 2005 QA1 (Class A1)
568,575		Residential Accredit Loans, Inc	4.350	03/25/34	585,573
		Series - 2004 QS4 (Class A1)
566,194		RFMSI Trust	5.500	03/25/35	579,240
		Series - 2005 S2 (Class A6)
161

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$795,049	g,i	Springleaf Mortgage Loan Trust	2.667%	09/25/57	$809,723
		Series - 2012 1A (Class A)
364,828	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	369,471
		Series - 0 2A (Class A)
2,331,504	i	Structured Adjustable Rate Mortgage Loan Trust	0.492	08/25/35	2,229,891
		Series - 2005 16XS (Class A1)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	6.163	05/15/46	6,993,526
		Series - 2007 C34 (Class AJ)
1,095,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,199,425
		Series - 2007 C31 (Class AM)
4,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	4,991,469
		Series - 2007 C32 (Class AJ)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	7,562,565
		Series - 2007 C32 (Class B)
3,573,930	i	WaMu Mortgage Pass-Through Certificates	0.422	07/25/45	3,363,569
		Series - 0 AR8 (Class 1A1A)
1,338,606	i	WaMu Mortgage Pass-Through Certificates	0.502	12/25/45	1,238,364
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			104,092,433

		TOTAL STRUCTURED ASSETS			232,728,919
		(Cost $227,195,900)

		TOTAL BONDS			2,144,767,183
		(Cost $2,092,145,340)

SHORT-TERM INVESTMENTS - 17.7%

GOVERNMENT AGENCY DEBT - 2.2%
20,000,000	d	Federal Home Loan Bank (FHLB)	0.055	08/06/14	19,998,900
10,000,000		FHLB	0.085	11/12/14	9,997,770
12,300,000	d	FHLB	0.088	08/29/14	12,298,226
10,864,000		Federal Home Loan Mortgage Corp (FHLMC)	0.089	08/25/14	10,862,523
		TOTAL GOVERNMENT AGENCY DEBT			53,157,419

TREASURY DEBT - 15.5%
9,000,000		United States Treasury Bill	0.061	07/10/14	8,999,864
31,200,000	d	United States Treasury Bill	0.108	07/24/14	31,198,502
7,800,000	d	United States Treasury Bill	0.050	08/14/14	7,799,523
60,800,000	d	United States Treasury Bill	0.106	08/21/14	60,791,618
13,000,000		United States Treasury Bill	0.080	09/04/14	12,999,584
22,300,000	d	United States Treasury Bill	0.096	09/18/14	22,299,019
3,300,000		United States Treasury Bill	0.073	11/13/14	3,299,380
11,500,000	d	United States Treasury Bill	0.046	11/20/14	11,497,734
10,000,000		United States Treasury Bill	0.033	12/18/14	9,997,640
91,000,000	d	United States Treasury Bill	0.098	02/05/15	90,970,971
25,700,000	d	United States Treasury Bill	0.093	03/05/15	25,689,848
6,000,000		United States Treasury Bill	0.097	04/02/15	5,997,252
40,100,000	d	United States Treasury Bill	0.100	04/30/15	40,077,223
20,400,000	d	United States Treasury Bill	0.095	05/28/15	20,382,660
22,000,000		United States Treasury Bill	0.096	06/25/15	21,976,966
		TOTAL TREASURY DEBT			373,977,784
162

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	VALUE
	TOTAL SHORT-TERM INVESTMENTS	$427,135,203
	(Cost $427,105,262)

	TOTAL INVESTMENTS - 110.6%	2,678,260,488
	(Cost $2,625,266,016)
	OTHER ASSETS & LIABILITIES, NET - (10.6)%	(256,453,520)
	NET ASSETS - 100.0%	$2,421,806,968

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2014, the aggregate value of these securities was $400,048,314 or 16.5% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	In default.
o	Payment in Kind Bond.
163

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 19.0%

AUTOMOBILES & COMPONENTS - 0.7%
$11,492,179	i	Allison Transmission, Inc	3.750%	08/23/19	$11,512,290
8,754,128	i	Chrysler Group LLC	3.500	05/24/17	8,780,128
		TOTAL AUTOMOBILES & COMPONENTS			20,292,418

CAPITAL GOODS - 1.6%
11,004,719	i	FMG Resources August 2006 Pty Ltd	3.750	06/28/19	11,008,901
20,000,000	i	Gates Global LLC	4.250	06/12/21	19,928,200
7,717,538	i	Generac Power Systems, Inc	3.250	05/31/20	7,655,797
12,000,000	h,i	TransDigm, Inc	3.750	02/28/20	11,955,000
		TOTAL CAPITAL GOODS			50,547,898

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
15,685,688	i	Capital Safety North America	4.000	03/29/21	15,581,064
9,500,000	i	Capital Safety North America	6.500	03/26/22	9,527,740
14,737,500	i	Pilot Corp	4.250	08/07/19	14,774,344
9,950,000	i	Pitney Bowes Management	7.500	10/01/19	10,049,500
8,737,500	i	Time, Inc	4.250	04/26/21	8,775,770
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			58,708,418

CONSUMER DURABLES & APPAREL - 1.3%
12,650,000	i	Libbey Glass, Inc	3.750	04/09/21	12,634,188
16,000,000	i	Otter Products LLC	5.750	05/30/20	15,850,080
12,289,662	i	PVH Corp	3.250	02/13/20	12,366,472
		TOTAL CONSUMER DURABLES & APPAREL			40,850,740

CONSUMER SERVICES - 2.6%
8,129,333	i	Boyd Gaming Corp	4.000	08/14/20	8,147,624
2,199,179	i	Burger King Corp	3.750	09/28/19	2,206,502
3,818,912	i	CityCenter Holdings LLC	5.000	10/16/20	3,841,940
8,763,158	i	Hilton Worldwide	3.500	10/26/20	8,744,931
5,583,857	i	La Quinta Intermediate Holdings LLC	4.000	04/14/21	5,587,375
12,437,500	i	Marina District Finance Co, Inc	6.750	08/15/18	12,573,442
5,319,000	i	MGM Resorts International	3.500	12/20/19	5,300,703
11,372,159	i	Peninsula Gaming LLC	4.250	11/20/17	11,389,104
19,877,613	i	Spin Holdco, Inc	4.250	11/14/19	19,881,190
		TOTAL CONSUMER SERVICES			77,672,811

DIVERSIFIED FINANCIALS - 0.7%
20,249,250	i	TransUnion LLC	4.000	04/09/21	20,241,960
		TOTAL DIVERSIFIED FINANCIALS			20,241,960
164

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 0.5%
$16,660,353	i	Arch Coal, Inc	6.250%	05/16/18	$16,358,467
		TOTAL ENERGY			16,358,467

FOOD & STAPLES RETAILING - 0.4%
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,041,880
11,000,000	i	Rite Aid Corp	4.875	06/21/21	11,120,340
		TOTAL FOOD & STAPLES RETAILING			13,162,220

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
11,571,000	i	Accellent, Inc	4.500	03/12/21	11,520,435
6,199,770	i	Biomet, Inc	3.661	07/25/17	6,204,544
11,062,417	i	Capsugel Holdings US, Inc	3.500	08/01/18	11,036,310
2,363,125	i	CHS/Community Health Systems	4.250	01/27/21	2,375,744
6,800,000	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	6,827,812
9,452,381	i	HCA, Inc	2.984	05/01/18	9,462,684
3,970,009	i	Kinetic Concepts, Inc	4.000	05/04/18	3,970,009
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			51,397,538

INSURANCE - 0.4%
13,889,293	i	Compass Investors, Inc	4.250	12/27/19	13,898,043
		TOTAL INSURANCE			13,898,043

MATERIALS - 1.0%
7,500,000	i	Minerals Technologies, Inc	4.000	05/07/21	7,528,125
14,000,000	i	Signode Industrial Group US, Inc	4.000	05/01/21	13,951,840
8,672,667	i	Tronox Pigments BV	4.000	03/19/20	8,685,676
		TOTAL MATERIALS			30,165,641

MEDIA - 0.8%
12,853,219	i	CSC Holdings LLC	2.650	04/17/20	12,699,881
5,178,859	i	MTL Publishing LLC	3.750	06/29/18	5,168,501
4,858,949	i	Univision Communications, Inc	4.000	03/02/20	4,852,341
		TOTAL MEDIA			22,720,723

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
596,124	i	NBTY, Inc	3.500	10/01/17	596,124
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			596,124

RETAILING - 0.6%
13,730,314	i	Academy Ltd	4.500	08/03/18	13,766,562
7,000,000	h,i	Stater Bros Markets	4.750	05/12/21	7,035,000
		TOTAL RETAILING			20,801,562

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
16,650,000	i	Avago Technologies Ltd	3.750	05/06/21	16,696,121
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			16,696,121

SOFTWARE & SERVICES - 1.6%
5,000,000	i	Activision Blizzard, Inc	3.250	10/11/20	5,008,500
16,800,000	i	Asurion LLC	8.500	03/03/21	17,413,200
374,310	i	IMS Health, Inc	3.500	03/17/21	371,970
4,479,906	i	Infor US, Inc	3.750	06/03/20	4,447,248
165

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$12,000,000	i	Mitchell International, Inc	8.500%	10/11/21	$12,230,040
6,009,277	i	P2 Lower Acquisition LLC	5.500	10/22/20	6,016,788
3,150,000	i	P2 Lower Acquisition LLC	9.500	10/22/21	3,150,000
		TOTAL SOFTWARE & SERVICES			48,637,746

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
9,974,937	i	Dell International LLC	4.500	04/29/20	10,020,323
9,974,937	i	NXP BV	3.250	01/10/20	9,908,405
19,900,000	i	Scientific Games International, Inc	4.250	10/18/20	19,672,941
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			39,601,669

TELECOMMUNICATION SERVICES - 0.6%
6,303,903	i	CommScope Holding Co, Inc	3.250	01/14/18	6,303,903
9,950,000	i	Internap Network Services Corp	6.000	11/26/19	9,968,706
2,069,813	i	Presidio, Inc	5.000	03/31/17	2,077,574
		TOTAL TELECOMMUNICATION SERVICES			18,350,183

UTILITIES - 0.8%
4,421,250	i	Calpine Corp	4.000	10/09/19	4,430,446
22,000,000	i	Evergreen Skills Lux S.a.r.l.	7.750	04/28/22	21,821,360
		TOTAL UTILITIES			26,251,806

		TOTAL BANK LOAN OBLIGATIONS			586,952,088
		(Cost $585,150,827)

BONDS - 77.9%

CORPORATE BONDS - 77.9%

AUTOMOBILES & COMPONENTS - 1.0%
8,975,000		Chrysler Group LLC	8.000	06/15/19	9,749,094
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	8,246,000
12,275,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	12,934,781
		TOTAL AUTOMOBILES & COMPONENTS			30,929,875

BANKS - 2.0%
7,925,000	g,i	Credit Agricole S.A.	7.875	12/30/49	8,658,062
3,155,000	g	HBOS plc	6.000	11/01/33	3,510,884
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,905,500
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,320,000
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,835,838
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,462,837
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,946,627
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	4,275,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	4,840,000
18,750,000	g,i	Societe Generale S.A.	6.000	12/30/49	18,468,750
		TOTAL BANKS			63,223,498

CAPITAL GOODS - 1.8%
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	3,105,000
2,300,000		Anixter, Inc	5.625	05/01/19	2,469,625
166

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250%	11/01/19	$5,715,937
1,800,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	1,930,500
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,912,750
9,250,000	g	Rexel S.A.	5.250	06/15/20	9,620,000
2,625,000	g	Schaeffler Finance BV	7.750	02/15/17	2,959,688
1,600,000	g	Sealed Air Corp	6.500	12/01/20	1,800,000
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,760,910
2,250,000		SPX Corp	6.875	09/01/17	2,531,250
14,130,000	g	Stena AB	7.000	02/01/24	15,048,450
		TOTAL CAPITAL GOODS			53,854,110

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
13,575,000		ADT Corp	4.125	04/15/19	13,659,844
3,725,000		ADT Corp	6.250	10/15/21	3,948,500
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,404,687
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,967,109
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	5,175,000
12,825,000		RR Donnelley & Sons Co	7.875	03/15/21	14,748,750
721,000		RR Donnelley & Sons Co	7.250	05/15/18	834,557
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,846,688
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	9,039,250
19,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	21,504,000
9,250,000	g	Time, Inc	5.750	04/15/22	9,342,500
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,315,000
4,700,000		United Rentals North America, Inc	8.250	02/01/21	5,228,750
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,171,063
3,334,000		Visant Corp	10.000	10/01/17	3,108,955
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			105,294,653

CONSUMER DURABLES & APPAREL - 2.1%
4,500,000		Beazer Homes USA, Inc	6.625	04/15/18	4,792,500
7,700,000		DR Horton, Inc	3.750	03/01/19	7,738,500
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,811,406
4,750,000		KB Home	8.000	03/15/20	5,450,625
7,000,000		KB Home	4.750	05/15/19	7,052,500
14,250,000		KB Home	7.000	12/15/21	15,532,500
9,500,000		Lennar Corp	4.500	06/15/19	9,725,625
6,150,000		Levi Strauss & Co	6.875	05/01/22	6,780,375
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,133,000
		TOTAL CONSUMER DURABLES & APPAREL			63,017,031

CONSUMER SERVICES - 2.8%
6,026,000		Ameristar Casinos, Inc	7.500	04/15/21	6,493,015
3,375,000		ARAMARK Corp	5.750	03/15/20	3,569,062
3,727,000		Boyd Gaming Corp	9.000	07/01/20	4,109,017
7,700,000	g	Ceridian HCM Holding, Inc	11.000	03/15/21	8,893,500
3,500,000		MGM Resorts International	11.375	03/01/18	4,550,000
2,000,000		MGM Resorts International	5.250	03/31/20	2,080,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,744,063
7,700,000		MGM Resorts International	7.750	03/15/22	9,028,250
15,050,000	g	Penn National Gaming, Inc	5.875	11/01/21	14,222,250
9,500,000		Pinnacle Entertainment, Inc	6.375	08/01/21	10,022,500
167

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$14,435,000	g	Six Flags Entertainment Corp	5.250%	01/15/21	$14,795,875
6,900,000		Speedway Motorsports, Inc	6.750	02/01/19	7,314,000
		TOTAL CONSUMER SERVICES			89,821,532

DIVERSIFIED FINANCIALS - 5.2%
9,000,000		Ally Financial, Inc	4.750	09/10/18	9,551,250
4,000,000		CIT Group, Inc	5.250	03/15/18	4,295,000
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,245,000
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,251,250
5,000,000		CIT Group, Inc	3.875	02/19/19	5,078,000
9,500,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	9,559,375
2,000,000		General Motors Acceptance Corp LLC	8.000	11/01/31	2,557,500
3,000,000		General Motors Financial Co, Inc	4.750	08/15/17	3,191,250
3,200,000		General Motors Financial Co, Inc	3.250	05/15/18	3,248,000
7,000,000		GMAC, Inc	8.000	03/15/20	8,505,000
4,000,000		GMAC, Inc	7.500	09/15/20	4,820,000
7,000,000		GMAC, Inc	8.000	11/01/31	8,942,500
7,100,000		Icahn Enterprises LP	4.875	03/15/19	7,313,000
15,725,000		Icahn Enterprises LP	5.875	02/01/22	16,471,937
16,068,000	g,i	ILFC E-Capital Trust I	5.020	12/21/65	15,746,640
2,000,000		International Lease Finance Corp	8.750	03/15/17	2,325,000
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,960,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,446,000
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,065,000
14,325,000		SLM Corp	5.500	01/15/19	15,220,313
15,350,000		SLM Corp	4.875	06/17/19	15,819,710
10,000,000		SLM Corp	6.125	03/25/24	10,137,500
		TOTAL DIVERSIFIED FINANCIALS			163,749,225

ENERGY - 12.4%
2,750,000	g	Alpha Natural Resources, Inc	7.500	08/01/20	2,660,625
5,000,000		Arch Coal, Inc	7.000	06/15/19	3,787,500
5,700,000		Atlas Pipeline Partners LP	4.750	11/15/21	5,586,000
20,960,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	21,379,200
9,835,000		Calumet Specialty Products Partners LP	7.625	01/15/22	10,572,625
3,500,000		Chaparral Energy, Inc	8.250	09/01/21	3,841,250
7,400,000		Chaparral Energy, Inc	7.625	11/15/22	7,992,000
5,175,000	i	Chesapeake Energy Corp	3.479	04/15/19	5,233,219
10,000,000		Chesapeake Energy Corp	5.375	06/15/21	10,650,000
2,000,000		Chesapeake Midstream Partners LP	6.125	07/15/22	2,210,000
5,450,000		Concho Resources, Inc	5.500	04/01/23	5,858,750
1,500,000		Consol Energy Inc	8.250	04/01/20	1,623,750
4,200,000	g	CONSOL Energy, Inc	5.875	04/15/22	4,399,500
6,120,000		Crestwood Midstream Partners LP	6.000	12/15/20	6,426,000
2,000,000	g	Crestwood Midstream Partners LP	6.125	03/01/22	2,105,000
5,000,000		EP Energy LLC	6.875	05/01/19	5,318,750
11,000,000		EP Energy LLC	9.375	05/01/20	12,595,000
6,030,000		EP Energy LLC	7.750	09/01/22	6,798,825
7,500,000	g	Exterran Partners	6.000	10/01/22	7,612,500
14,900,000		Exterran Partners LP	6.000	04/01/21	15,049,000
2,850,000		Halcon Resources Corp	9.750	07/15/20	3,110,062
13,300,000		Halcon Resources Corp	8.875	05/15/21	14,297,500
168

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,600,000		Linn Energy LLC	6.250%	11/01/19	$10,056,000
6,750,000		Linn Energy LLC	6.500	05/15/19	7,121,250
2,000,000		Linn Energy LLC	7.750	02/01/21	2,157,500
2,560,000		MarkWest Energy Partners LP	6.750	11/01/20	2,777,600
2,249,000		MarkWest Energy Partners LP	6.250	06/15/22	2,457,032
5,000,000		Murphy Oil USA, Inc	6.000	08/15/23	5,262,500
13,900,000	g	Oasis Petroleum, Inc	6.875	03/15/22	15,151,000
13,500,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	14,073,750
4,750,000		Parker Drilling Co	7.500	08/01/20	5,130,000
1,900,000	g	Parker Drilling Co	6.750	07/15/22	1,976,000
4,800,000		Peabody Energy Corp	6.000	11/15/18	5,004,000
5,500,000		Peabody Energy Corp	6.500	09/15/20	5,541,250
9,500,000		Peabody Energy Corp	6.250	11/15/21	9,464,375
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,251,875
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,898,187
11,391,000		Precision Drilling Trust	6.625	11/15/20	12,188,370
1,000,000		Range Resources Corp	6.750	08/01/20	1,075,000
2,665,000		Range Resources Corp	5.000	08/15/22	2,824,900
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,310,000
5,400,000		Regency Energy Partners LP	6.500	07/15/21	5,886,000
7,140,000		Regency Energy Partners LP	5.875	03/01/22	7,755,825
4,685,000	g	Rockies Express Pipeline LLC	6.000	01/15/19	4,907,538
2,000,000	g	Sanchez Energy Corp	6.125	01/15/23	2,065,000
2,000,000		SandRidge Energy, Inc	8.750	01/15/20	2,150,000
18,170,000		SandRidge Energy, Inc	7.500	03/15/21	19,691,738
7,042,000		SandRidge Energy, Inc	8.125	10/15/22	7,755,003
8,850,000		SESI LLC	7.125	12/15/21	9,978,375
4,000,000		SM Energy Co	6.500	11/15/21	4,330,000
5,795,000		SM Energy Co	6.500	01/01/23	6,273,088
4,350,000		Tesoro Corp	5.375	10/01/22	4,545,750
6,985,000	g	Ultra Petroleum Corp	5.750	12/15/18	7,334,250
25,900,000		Whiting Petroleum Corp	5.000	03/15/19	27,259,750
4,000,000		WPX Energy, Inc	6.000	01/15/22	4,270,000
		TOTAL ENERGY			385,029,962

FOOD & STAPLES RETAILING - 0.5%
15,000,000		Ingles Markets, Inc	5.750	06/15/23	15,225,000
		TOTAL FOOD & STAPLES RETAILING			15,225,000

FOOD, BEVERAGE & TOBACCO - 1.5%
7,150,000	g	Post Holdings, Inc	6.750	12/01/21	7,596,875
3,150,000	g	Post Holdings, Inc	7.375	02/15/22	3,405,938
12,185,000		Post Holdings, Inc	7.375	02/15/22	13,175,031
7,140,000	g	Post Holdings, Inc	6.000	12/15/22	7,282,800
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	6,032,355
7,610,000	g	Sun Merger Sub, Inc	5.250	08/01/18	7,952,450
		TOTAL FOOD, BEVERAGE & TOBACCO			45,445,449

HEALTH CARE EQUIPMENT & SERVICES - 7.3%
2,252,000		Biomet, Inc	6.500	08/01/20	2,426,530
1,625,000		CHS/Community Health Systems	5.125	08/15/18	1,704,219
14,950,000		CHS/Community Health Systems	8.000	11/15/19	16,370,250
169

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$45,775,000	g	CHS/Community Health Systems	6.875%	02/01/22	$48,521,500
5,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	5,513,847
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,450,000
575,000		HCA Holdings, Inc	6.250	02/15/21	617,406
705,000		HCA Holdings, Inc	7.750	05/15/21	772,856
10,000,000		HCA, Inc	6.500	02/15/20	11,250,000
13,600,000		HCA, Inc	7.500	02/15/22	15,691,000
1,800,000		HCA, Inc	5.875	03/15/22	1,950,750
900,000		HCA, Inc	7.500	11/06/33	956,250
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	10,396,000
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	9,200,000
7,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	7,878,600
3,325,000	g	LifePoint Hospitals, Inc	5.500	12/01/21	3,482,937
10,863,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	10,808,685
12,088,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	11,755,580
13,800,000	g	Tenet Healthcare Corp	5.000	03/01/19	13,989,750
2,500,000		Tenet Healthcare Corp	6.750	02/01/20	2,715,625
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,828,250
4,225,000		Tenet Healthcare Corp	4.375	10/01/21	4,198,594
22,400,000		Tenet Healthcare Corp	8.125	04/01/22	25,928,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,693,125
7,375,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	8,167,813
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			226,267,567

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,536,000
17,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	18,066,875
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			22,602,875

INSURANCE - 0.8%
11,200,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	12,012,000
11,250,000	g	Onex USI Aquisition Corp	7.750	01/15/21	11,559,375
		TOTAL INSURANCE			23,571,375

MATERIALS - 5.0%
4,750,000		ArcelorMittal	5.750	08/05/20	5,106,250
4,750,000		ArcelorMittal	6.000	03/01/21	5,141,875
4,750,000		ArcelorMittal	6.750	02/25/22	5,320,000
3,700,000		ArcelorMittal	7.500	10/15/39	4,070,000
5,700,000		ArcelorMittal	7.250	03/01/41	6,056,250
3,700,000	g	Belden, Inc	5.500	09/01/22	3,829,500
12,100,000	g	Cascades, Inc	5.500	07/15/22	12,069,750
3,750,000	g	Cemex Finance LLC	6.000	04/01/24	3,904,688
2,000,000		Crown Americas LLC	6.250	02/01/21	2,140,000
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,544,000
8,825,000		Fibria Overseas Finance Ltd	5.250	05/12/24	8,780,875
600,000		Greif, Inc	7.750	08/01/19	690,000
7,200,000		Hexion US Finance Corp	8.875	02/01/18	7,488,000
18,710,000		Hexion US Finance Corp	6.625	04/15/20	19,832,600
11,700,000		Hexion US Finance Corp	9.000	11/15/20	11,934,000
3,890,000	g	INEOS Group Holdings S.A.	5.875	02/15/19	3,987,250
2,500,000		Lafarge S.A.	7.125	07/15/36	2,900,000
170

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,500,000		Rosetta Resources, Inc	5.625%	05/01/21	$10,801,875
5,350,000		Rosetta Resources, Inc	5.875	06/01/24	5,564,000
2,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	2,930,790
2,000,000	g	Sappi Papier Holding GmbH	7.750	07/15/17	2,225,000
5,800,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	6,394,500
800,000		Steel Dynamics, Inc	6.125	08/15/19	870,000
650,000		Steel Dynamics, Inc	6.375	08/15/22	706,875
6,940,000		Tronox Finance LLC	6.375	08/15/20	7,165,550
		TOTAL MATERIALS			154,453,628

MEDIA - 6.0%
1,825,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	2,080,500
15,000,000		AMC Entertainment, Inc	5.875	02/15/22	15,600,000
12,345,000		Cablevision Systems Corp	5.875	09/15/22	12,576,469
2,000,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	2,055,000
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,446,375
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,107,000
5,950,000		CCO Holdings LLC	5.125	02/15/23	6,002,062
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,102,500
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	1,005,800
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	14,142,412
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,145,675
3,705,000		DISH DBS Corp	4.625	07/15/17	3,931,932
13,900,000		DISH DBS Corp	4.250	04/01/18	14,456,000
8,000,000		DISH DBS Corp	6.750	06/01/21	9,120,000
2,000,000		DISH DBS Corp	5.875	07/15/22	2,170,000
2,000,000		DISH DBS Corp	5.000	03/15/23	2,037,500
4,275,000		Lamar Media Corp	5.875	02/01/22	4,579,594
8,000,000		Nielsen Finance LLC	4.500	10/01/20	8,060,000
3,450,000	g,h	Nielsen Finance LLC	5.000	04/15/22	3,475,875
4,400,000		Regal Entertainment Group	5.750	03/15/22	4,565,000
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,805,375
11,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	12,055,500
10,400,000	g	Sirius XM Radio, Inc	6.000	07/15/24	10,816,000
10,638,000		Starz LLC	5.000	09/15/19	11,076,817
2,000,000	g	Unitymedia Hessen GmbH & Co KG	7.500	03/15/19	2,135,000
7,400,000	g	Unitymedia Hessen GmbH & Co KG	5.500	01/15/23	7,659,000
5,193,000	g	Univision Communications, Inc	7.875	11/01/20	5,712,300
2,000,000	g	Univision Communications, Inc	8.500	05/15/21	2,217,500
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,628,700
2,700,000		WideOpenWest Finance LLC	10.250	07/15/19	3,034,125
2,850,000	g	WideOpenWest Finance LLC	10.250	07/15/19	3,202,688
		TOTAL MEDIA			187,002,699

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
2,500,000	g,o	Capsugel S.A.	7.000	05/15/19	2,575,000
3,389,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	3,621,994
1,250,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	12/15/20	1,337,500
2,577,000	g	Endo Finance LLC & Endo Finco, Inc	7.250	01/15/22	2,783,160
2,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	2,125,000
14,200,400	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	15,087,925
1,900,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/21	2,023,500
171

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,450,000	g	Valeant Pharmaceuticals International, Inc	5.625%	12/01/21	$7,664,187
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	10,800,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			48,018,266

RETAILING - 1.6%
12,500,000		Asbury Automotive Group, Inc	8.375	11/15/20	13,875,000
8,750,000	g	Guitar Center, Inc	6.500	04/15/19	8,662,500
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,115,625
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,445,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,153,906
12,570,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	13,009,950
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,487,500
		TOTAL RETAILING			46,749,481

SOFTWARE & SERVICES - 2.0%
1,700,000	g	Activision Blizzard, Inc	5.625	09/15/21	1,831,750
12,085,000	g	Audatex North America, Inc	6.000	06/15/21	12,900,738
12,575,000	g	BMC Software Finance, Inc	8.125	07/15/21	12,936,531
2,850,000	g	Boxer Parent Co, Inc	9.000	10/15/19	2,778,750
14,800,000	g	Ceridian LLC	8.125	11/15/17	14,948,000
5,775,000		Equinix, Inc	4.875	04/01/20	5,919,375
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,100,000
3,350,000	g	NCR Escrow Corp	5.875	12/15/21	3,534,250
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,097,500
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,180,000
		TOTAL SOFTWARE & SERVICES			62,226,894

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
2,625,000		Nokia Oyj	5.375	05/15/19	2,828,438
3,000,000		Nokia Oyj	6.625	05/15/39	3,255,000
2,825,000	g	NXP BV	3.750	06/01/18	2,832,062
9,500,000	g	NXP Funding LLC	5.750	02/15/21	9,986,875
1,500,000		Scientific Games Corp	8.125	09/15/18	1,571,250
4,000,000		Scientific Games International, Inc	6.250	09/01/20	3,940,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			24,413,625

TELECOMMUNICATION SERVICES - 10.4%
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,110,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,510,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,601,125
7,375,000		CenturyLink, Inc	6.750	12/01/23	8,057,187
3,300,000		CenturyLink, Inc	7.650	03/15/42	3,291,750
3,200,000		Citizens Communications Co	7.125	03/15/19	3,632,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,963,125
14,800,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	15,799,000
6,000,000	g	CommScope Holding Co, Inc	5.000	06/15/21	6,120,000
14,150,000		Frontier Communications Corp	8.500	04/15/20	16,697,000
3,225,000		Frontier Communications Corp	7.125	01/15/23	3,418,500
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,191,250
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,465,000
4,837,000		Intelsat Jackson Holdings S.A.	7.500	04/01/21	5,296,515
11,050,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	10,994,750
172

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,800,000		Intelsat Luxembourg S.A.	6.750%	06/01/18	$1,905,750
10,000,000		Intelsat Luxembourg S.A.	7.750	06/01/21	10,587,500
2,850,000		Intelsat Luxembourg S.A.	8.125	06/01/23	3,081,563
14,000,000	g	Kratos Defense & Security Solutions, Inc	7.000	05/15/19	14,560,000
750,000	g	Lynx I Corp	5.375	04/15/21	787,500
6,800,000	g	Lynx II Corp	6.375	04/15/23	7,378,000
9,724,000		Sprint Capital Corp	6.900	05/01/19	10,720,710
3,507,000		Sprint Capital Corp	6.875	11/15/28	3,542,070
2,050,000		Sprint Capital Corp	8.750	03/15/32	2,367,750
12,825,000	g	Sprint Corp	7.250	09/15/21	14,139,563
6,650,000	g	Sprint Corp	7.875	09/15/23	7,398,125
14,250,000	g	Sprint Corp	7.125	06/15/24	15,105,000
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,456,250
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,593,750
8,125,000		Sprint Nextel Corp	6.000	11/15/22	8,287,500
2,850,000		Telecom Italia Capital S.A.	7.175	06/18/19	3,295,313
2,850,000		Telecom Italia Capital S.A.	6.375	11/15/33	2,942,625
2,850,000		Telecom Italia Capital S.A.	6.000	09/30/34	2,857,125
4,750,000		Telecom Italia Capital S.A.	7.721	06/04/38	5,474,375
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,334,875
2,850,000		T-Mobile USA, Inc	5.250	09/01/18	2,992,500
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	13,338,000
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	5,040,937
6,100,000		T-Mobile USA, Inc	6.731	04/28/22	6,580,375
525,000		T-Mobile USA, Inc	6.836	04/28/23	571,594
3,175,000		T-Mobile USA, Inc	6.500	01/15/24	3,393,281
19,125,000	g,h	Wind Acquisition Finance S.A.	4.750	07/15/20	19,268,438
4,750,000	g	Wind Acquisition Finance S.A.	7.375	04/23/21	5,070,625
2,500,000		Windstream Corp	7.875	11/01/17	2,878,125
2,105,000		Windstream Corp	8.125	09/01/18	2,210,250
14,250,000		Windstream Corp	7.750	10/01/21	15,568,125
2,000,000		Windstream Corp	7.500	04/01/23	2,165,000
8,575,000		Windstream Corp	6.375	08/01/23	8,692,906
		TOTAL TELECOMMUNICATION SERVICES			322,732,702

TRANSPORTATION - 2.3%
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,510,000
3,350,000	g	Bombardier, Inc	4.750	04/15/19	3,408,625
6,000,000	g	Bombardier, Inc	7.750	03/15/20	6,780,900
9,500,000	g	Bombardier, Inc	6.000	10/15/22	9,737,500
7,825,000	g	Bombardier, Inc	6.125	01/15/23	8,059,750
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,714,375
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	18,636,800
5,650,000		Hertz Corp	5.875	10/15/20	5,904,250
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	9,734,375
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,912,500
		TOTAL TRANSPORTATION			71,399,075

UTILITIES - 6.7%
4,825,000	g	AerCap Ireland Capital Ltd	4.500	05/15/21	4,909,437
682,000		AES Corp	8.000	10/15/17	794,530
2,500,000	i	AES Corp	3.229	06/01/19	2,518,750
173

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,145,000		AES Corp	7.375%	07/01/21	$13,039,650
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,430,000
5,000,000		AmeriGas Partners LP	6.250	08/20/19	5,337,500
4,797,000	g	Calpine Corp	7.500	02/15/21	5,204,745
11,821,000	g	Calpine Corp	7.875	01/15/23	13,180,415
5,435,000		El Paso Corp	7.750	01/15/32	5,951,325
6,580,000		Ferrellgas LP	6.500	05/01/21	6,867,875
11,000,000	g	Ferrellgas LP	6.750	01/15/22	11,495,000
13,373,000		Ferrellgas Partners LP	8.625	06/15/20	14,275,677
12,000,000	g	Gates Global LLC	6.000	07/15/22	12,000,000
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,277,500
11,320,000		NRG Energy, Inc	7.875	05/15/21	12,551,050
5,000,000	g	NRG Energy, Inc	6.250	07/15/22	5,325,000
6,750,000		NRG Energy, Inc	6.625	03/15/23	7,306,875
10,000,000	g	NRG Energy, Inc	6.250	05/01/24	10,450,000
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	17,680,000
8,500,000	g	Numericable Group S.A.	6.250	05/15/24	8,871,875
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	8,233,537
8,335,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	8,814,263
4,750,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	4,951,875
7,570,000		Sabine Pass LNG LP	7.500	11/30/16	8,364,850
7,445,000		Sabine Pass LNG LP	6.500	11/01/20	8,059,213
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,519,238
		TOTAL UTILITIES			205,410,180

		TOTAL CORPORATE BONDS			2,410,438,702
		(Cost $2,296,658,312)

		TOTAL BONDS			2,410,438,702
		(Cost $2,296,658,312)

SHARES	COMPANY
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
180,000	Regions Financial Corp	6.375	12/30/49	4,505,400
	TOTAL BANKS			4,505,400
	TOTAL PREFERRED STOCKS			4,505,400
	(Cost $4,500,000)

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 3.2%

GOVERNMENT AGENCY DEBT - 2.3%
$20,000,000	Federal Home Loan Bank (FHLB)	0.060	07/11/14	19,999,667
29,000,000	FHLB	0.055	07/25/14	28,998,937
6,950,000	Federal National Mortgage Association (FNMA)	0.045	08/18/14	6,949,583
15,000,000	FNMA	0.050	08/25/14	14,998,854
	TOTAL GOVERNMENT AGENCY DEBT			70,947,041

174

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
TREASURY DEBT - 0.9%
$12,500,000	United States Treasury Bill	0.033%	12/18/14	$12,497,050
15,000,000	United States Treasury Bill	0.074	02/05/15	14,995,214
	TOTAL TREASURY DEBT			27,492,264

	TOTAL SHORT-TERM INVESTMENTS			98,439,305
	(Cost $98,438,370)

	TOTAL INVESTMENTS - 100.3%			3,100,335,495
	(Cost $2,984,747,509)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%			(8,609,365)
	NET ASSETS - 100.0%			$3,091,726,130

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2014, the aggregate value of these securities was $923,263,211 or 29.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.
175

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 98.8%

U.S. TREASURY SECURITIES - 98.8%
$5,000,000		United States Treasury Bond	3.625%	02/15/44	$5,276,560
25,043,569	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	25,454,434
43,102,628	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	44,766,131
44,822,830	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	47,256,575
91,168,291	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	93,561,458
42,658,687	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	46,291,330
39,175,750	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	42,857,644
99,918,007	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	103,352,689
31,404,538	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	35,155,905
33,456,192	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	36,490,769
70,756,740	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	73,089,519
32,237,192	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	35,224,161
31,352,560	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	35,310,820
66,768,240	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	68,750,456
35,427,273	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	39,877,824
41,928,171	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	45,989,963
64,774,015	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	70,983,188
71,607,354	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	77,565,301
70,395,062	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	74,151,272
74,372,288	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	74,866,194
103,080,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	103,780,635
67,779,360	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	67,546,335
56,023,000	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	57,108,446
62,733,060	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	65,007,133
57,664,156	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	69,859,203
40,673,762	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	47,921,948
32,922,004	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	40,398,887
35,105,919	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	40,415,689
33,802,598	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	47,471,524
35,540,335	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	44,841,916
36,031,197	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	52,673,106
12,992,788	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	18,761,377
20,292,795	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	25,817,833
26,809,039	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	34,378,410
44,794,862	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	42,166,658
39,179,140	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	35,567,293
15,256,650	k	United States Treasury Inflation Indexed Bonds	1.375	02/15/44	16,779,935
4,000,000		United States Treasury Note	2.750	02/15/24	4,090,936
10,000,000		United States Treasury Note	2.500	05/15/24	9,985,940
		TOTAL U.S. TREASURY SECURITIES			1,900,845,397

		TOTAL GOVERNMENT BONDS			1,900,845,397
		(Cost $1,811,632,396)
176

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.3%

TREASURY DEBT - 0.3%
$6,500,000	United States Treasury Bill	0.033%	12/18/14	$6,498,466
	TOTAL TREASURY DEBT			6,498,466

	TOTAL SHORT-TERM INVESTMENTS			6,498,466
	(Cost $6,499,002)

	TOTAL INVESTMENTS - 99.1%			1,907,343,863
	(Cost $1,818,131,398)
	OTHER ASSETS & LIABILITIES, NET - 0.9%			16,604,982
	NET ASSETS - 100.0%			$1,923,948,845

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
177

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.8%

CAPITAL GOODS - 0.0%
$482,650	i	TransDigm, Inc	3.750%	02/28/20	$480,840
		TOTAL CAPITAL GOODS			480,840

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000	i	Libbey Glass, Inc	3.750	04/09/21	998,750
3,248,161	i	PVH Corp	3.250	02/13/20	3,268,462
		TOTAL CONSUMER DURABLES & APPAREL			4,267,212

CONSUMER SERVICES - 0.7%
897,750	i	ARAMARK Corp	3.250	09/07/19	891,017
3,990,000	i	ARAMARK Corp	3.250	02/24/21	3,960,075
973,684	i	Hilton Worldwide	3.500	10/26/20	971,659
3,977,279	i	MGM Resorts International	3.500	12/20/19	3,963,597
997,494	i	Spin Holdco, Inc	4.250	11/14/19	997,673
		TOTAL CONSUMER SERVICES			10,784,021

FOOD, BEVERAGE & TOBACCO - 0.1%
1,683,000	i	HJ Heinz Co	3.250	06/07/19	1,684,750
		TOTAL FOOD, BEVERAGE & TOBACCO			1,684,750

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,000,000	h,i	Capsugel Holdings US, Inc	3.500	08/01/18	997,640
199,000	i	CHS/Community Health Systems	4.250	01/27/21	200,063
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,197,703

MEDIA - 0.4%
2,000,000	i	CBS Outdoor Americas Capital LLC	3.000	01/31/21	1,992,000
997,481	i	CSC Holdings LLC	2.650	04/17/20	985,581
295,502	i	Univision Communications, Inc	4.000	03/01/20	295,298
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/08/20	1,993,120
		TOTAL MEDIA			5,265,999

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,000,000	i	Avago Technologies Ltd	3.750	05/06/21	1,002,770
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,002,770

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,000,000	i	NXP BV	3.250	01/10/20	993,330
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			993,330

		TOTAL BANK LOAN OBLIGATIONS			25,676,625
		(Cost $25,758,885)
178

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 91.4%

CORPORATE BONDS - 35.1%

BANKS - 9.9%
$7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400%	11/23/16	$7,244,755
500,000	g	Banco de Credito del Peru	4.750	03/16/16	530,000
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	513,125
7,825,000	g	Banco del Estado de Chile	2.000	11/09/17	7,902,248
3,000,000		Bancolombia S.A.	4.250	01/12/16	3,131,250
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	794,025
7,000,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	7,005,229
250,000	g	Bank of Nova Scotia	1.650	10/29/15	254,022
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,940,304
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,029,147
1,000,000		BB&T Corp	3.200	03/15/16	1,040,015
1,000,000		BB&T Corp	1.450	01/12/18	995,226
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,628,125
3,000,000	g	Caixa Economica Federal	2.375	11/06/17	2,932,500
1,000,000	g	Caixa Economica Federal	4.500	10/03/18	1,026,250
1,125,000	g	Caixa Economica Federal	4.250	05/13/19	1,135,687
4,565,000		Citigroup, Inc	5.000	09/15/14	4,605,419
456,000		Citigroup, Inc	5.500	10/15/14	462,583
6,750,000		Citigroup, Inc	1.300	11/15/16	6,758,708
759,000		Citigroup, Inc	5.500	02/15/17	834,720
3,750,000		Eksportfinans ASA	2.375	05/25/16	3,750,000
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,505,412
1,000,000		First Horizon National Corp	5.375	12/15/15	1,057,862
900,000		HSBC USA, Inc	2.375	02/13/15	911,199
5,000,000		Huntington National Bank	1.300	11/20/16	5,021,750
1,550,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	1,563,900
10,000,000		JPMorgan Chase & Co	0.800	04/23/15	10,001,750
3,000,000		JPMorgan Chase & Co	1.350	02/15/17	3,010,656
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,557,598
2,000,000		PNC Bank NA	1.125	01/27/17	2,005,556
10,000,000		Royal Bank of Canada	1.200	01/23/17	10,060,030
9,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	8,935,686
5,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	4,928,950
1,800,000	g	State Bank of India	4.125	08/01/17	1,873,994
300,000	g	State Bank of India	3.250	04/18/18	301,770
1,000,000		SunTrust Bank	1.350	02/15/17	1,004,323
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,025,568
2,200,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,240,480
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	501,450
500,000		Union Bank NA	2.125	06/16/17	511,116
1,000,000		US Bancorp	3.125	04/01/15	1,020,723
500,000		US Bancorp	1.650	05/15/17	507,634
5,000,000		US Bank NA	1.100	01/30/17	5,018,850
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,027,506
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,216,420
2,700,000	g	Westpac Banking Corp	1.250	12/15/17	2,684,016
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	5,004,245
1,000,000	g	Zenith Bank plc	6.250	04/22/19	996,300
		TOTAL BANKS			143,008,082
179

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CAPITAL GOODS - 1.8%
$475,000		Caterpillar, Inc	1.500%	06/26/17	$480,394
2,000,000		Eaton Corp	1.500	11/02/17	2,002,478
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,009,692
12,450,000		John Deere Capital Corp	1.050	12/15/16	12,495,368
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,026,377
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,013,262
5,925,000		Pentair Finance S.A.	1.350	12/01/15	5,970,895
500,000		United Technologies Corp	1.800	06/01/17	510,700
		TOTAL CAPITAL GOODS			25,509,166

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000		Waste Management, Inc	2.600	09/01/16	1,034,623
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,034,623

CONSUMER SERVICES - 0.6%
1,000,000		DineEquity, Inc	9.500	10/30/18	1,071,500
200,000	g	GLP Capital LP	4.375	11/01/18	206,500
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,030,494
1,000,000		Walt Disney Co	0.450	12/01/15	1,000,994
5,000,000		Walt Disney Co	0.875	05/30/17	4,981,900
		TOTAL CONSUMER SERVICES			8,291,388

DIVERSIFIED FINANCIALS - 8.1%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	2,024,554
550,000		American Express Centurion Bank	0.875	11/13/15	552,729
500,000		American Express Centurion Bank	6.000	09/13/17	572,753
1,150,000		American Express Credit Corp	1.750	06/12/15	1,164,585
1,000,000		American Express Credit Corp	1.300	07/29/16	1,008,318
1,000,000		American Express Credit Corp	2.800	09/19/16	1,041,224
2,675,000		Bank of America Corp	3.750	07/12/16	2,813,990
9,350,000		Bank of America Corp	2.000	01/11/18	9,410,336
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,005,051
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	153,253
500,000		BlackRock, Inc	3.500	12/10/14	507,206
825,000		BlackRock, Inc	1.375	06/01/15	833,500
1,000,000		BNP Paribas S.A.	1.375	03/17/17	1,000,350
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,129,288
3,250,000		Capital One Financial Corp	2.125	07/15/14	3,252,216
2,400,000		Capital One Financial Corp	1.000	11/06/15	2,406,581
2,000,000	g	Credit Suisse AG.	1.625	03/06/15	2,017,480
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,798,843
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,390,563
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	949,669
500,000		General Electric Capital Corp	3.750	11/14/14	506,495
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,038,157
5,000,000		General Electric Capital Corp	1.500	07/12/16	5,071,835
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,065,716
2,312,000		General Motors Financial Co, Inc	2.750	05/15/16	2,346,680
180

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,375,000		Goldman Sachs Group, Inc	3.300%	05/03/15	$1,405,539
10,000,000		Goldman Sachs Group, Inc	3.625	02/07/16	10,422,770
160,000	g	Hyundai Capital America, Inc	3.750	04/06/16	167,450
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	212,624
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,052,060
1,500,000		Icahn Enterprises LP	3.500	03/15/17	1,516,875
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	308,061
2,000,000	i	International Lease Finance Corp	3.500	03/06/21	1,997,500
150,000	g	International Lease Finance Corp	6.500	09/01/14	151,125
200,000		International Lease Finance Corp	5.750	05/15/16	214,250
200,000		International Lease Finance Corp	3.875	04/15/18	205,000
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,031,950
5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,555,450
1,500,000	g	Lukoil International Finance BV	3.416	04/24/18	1,488,750
1,800,000		Morgan Stanley	1.750	02/25/16	1,825,564
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,004,065
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	1,003,923
10,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	10,056,400
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	514,231
1,675,000		State Street Corp	1.350	05/15/18	1,656,250
1,000,000		Toyota Motor Credit Corp	1.000	02/17/15	1,004,729
410,000		Toyota Motor Credit Corp	1.250	10/05/17	409,717
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,037,068
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,022,556
11,000,000		Wells Fargo & Co	1.250	07/20/16	11,094,963
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,589,719
		TOTAL DIVERSIFIED FINANCIALS			118,009,961

ENERGY - 1.9%
250,000		Apache Corp	1.750	04/15/17	254,430
2,000,000		Ashland, Inc	3.000	03/15/16	2,040,000
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,585,110
2,000,000		Chevron Corp	1.104	12/05/17	1,990,806
350,000		ConocoPhillips	4.600	01/15/15	357,815
625,000		Devon Energy Corp	1.875	05/15/17	635,797
2,450,000		Ecopetrol S.A.	4.250	09/18/18	2,621,500
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,176,525
350,000		Marathon Petroleum Corp	3.500	03/01/16	365,500
375,000		Noble Holding International Ltd	3.450	08/01/15	385,692
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,585,701
500,000		Occidental Petroleum Corp	2.500	02/01/16	515,005
1,850,000	i	Petrobras Global Finance BV	1.849	05/20/16	1,852,294
2,300,000		Petrobras Global Finance BV	3.250	03/17/17	2,358,167
975,000		Petrobras International Finance Co	3.875	01/27/16	1,005,274
925,000		Petrobras International Finance Co	3.500	02/06/17	949,512
500,000		Petroleos Mexicanos	4.875	03/15/15	514,000
625,000		Petroleos Mexicanos	3.500	07/18/18	656,875
400,000		Phillips 66	1.950	03/05/15	404,003
1,000,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,044,456
100,000		Statoil ASA	2.900	10/15/14	100,746
750,000		Statoil ASA	1.200	01/17/18	744,585
2,000,000		Tesoro Corp	4.250	10/01/17	2,090,000
181

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Total Capital Canada Ltd	1.450%	01/15/18	$500,176
750,000		Total Capital International S.A.	1.500	02/17/17	761,995
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,119,000
475,000		Valero Energy Corp	4.500	02/01/15	485,932
		TOTAL ENERGY			28,100,896

FOOD & STAPLES RETAILING - 0.2%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,102,399
1,000,000		CVS Caremark Corp	1.200	12/05/16	1,006,112
		TOTAL FOOD & STAPLES RETAILING			2,108,511

FOOD, BEVERAGE & TOBACCO - 0.8%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	2,009,786
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	714,016
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	518,514
2,000,000		Coca-Cola Co	0.750	03/13/15	2,007,030
600,000		Coca-Cola Co	1.800	09/01/16	614,090
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,063,750
135,000		General Mills, Inc	5.200	03/17/15	139,537
1,650,000		General Mills, Inc	0.875	01/29/16	1,657,245
200,000		Mondelez International, Inc	4.125	02/09/16	210,314
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,039,928
		TOTAL FOOD, BEVERAGE & TOBACCO			10,974,210

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
1,000,000		Baxter International, Inc	0.950	06/01/16	1,004,279
200,000		Becton Dickinson & Co	1.750	11/08/16	203,782
3,300,000		CareFusion Corp	1.450	05/15/17	3,297,535
500,000		Covidien International Finance S.A.	1.350	05/29/15	504,058
600,000		Express Scripts Holding Co	2.100	02/12/15	606,055
655,000		Fresenius Medical Care US Finance, Inc	6.875	07/15/17	741,788
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,077,500
1,000,000		McKesson Corp	1.292	03/10/17	1,002,643
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,023,910
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	250,440
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,253,317
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,965,307

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,045,876
375,000		Ecolab, Inc	1.450	12/08/17	375,480
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,421,356

INSURANCE - 0.8%
750,000		Aetna, Inc	1.500	11/15/17	752,840
2,575,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	2,552,850
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	728,368
2,000,000	g	Metropolitan Life Global Funding I	1.300	04/10/17	2,004,610
400,000		Principal Financial Group, Inc	1.850	11/15/17	402,019
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,018,531
550,000		UnitedHealth Group, Inc	0.850	10/15/15	552,433
182

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,425,000		UnitedHealth Group, Inc	1.400%	10/15/17	$2,434,193
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,568,402
		TOTAL INSURANCE			12,014,246

MATERIALS - 1.0%
40,000		Airgas, Inc	4.500	09/15/14	40,331
675,000		ArcelorMittal	4.250	08/05/15	692,719
250,000		ArcelorMittal	5.000	02/25/17	264,375
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,004,496
300,000		Corning, Inc	1.450	11/15/17	294,985
1,000,000		EI du Pont de Nemours & Co	3.250	01/15/15	1,016,132
1,324,000		Graphic Packaging International, Inc	7.875	10/01/18	1,395,099
2,000,000		International Paper Co	5.300	04/01/15	2,071,542
5,000,000		Monsanto Co	1.150	06/30/17	5,001,545
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	515,510
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,752,257
1,000,000		Teck Resources Ltd	2.500	02/01/18	1,018,575
		TOTAL MATERIALS			15,067,566

MEDIA - 0.7%
2,000,000		DIRECTV Holdings LLC	3.500	03/01/16	2,086,992
525,000		DISH DBS Corp	4.250	04/01/18	546,000
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,012,500
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	624,591
1,000,000		NBC Universal Media LLC	3.650	04/30/15	1,027,140
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,179,426
250,000		Time Warner, Inc	3.150	07/15/15	256,895
1,000,000		Viacom, Inc	1.250	02/27/15	1,005,591
1,000,000		Viacom, Inc	3.500	04/01/17	1,062,134
		TOTAL MEDIA			9,801,269

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,510,128
1,200,000		AbbVie, Inc	1.750	11/06/17	1,206,545
1,000,000		Amgen, Inc	1.250	05/22/17	999,105
600,000		Johnson & Johnson	2.150	05/15/16	618,006
120,000		Life Technologies Corp	3.500	01/15/16	124,656
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,027,454
3,000,000	g	Mylan, Inc	7.875	07/15/20	3,320,577
1,000,000		NBTY, Inc	9.000	10/01/18	1,057,500
3,275,000	g	Perrigo Co Ltd	1.300	11/08/16	3,270,123
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			13,134,094

REAL ESTATE - 0.4%
1,560,000		Camden Property Trust	5.000	06/15/15	1,624,139
1,410,000		DDR Corp	5.500	05/01/15	1,463,721
798,000		Duke Realty LP	7.375	02/15/15	830,778
304,000		Kimco Realty Corp	5.783	03/15/16	328,688
300,000	g	PPF Funding, Inc	5.125	06/01/15	310,233
655,000		Ventas Realty LP	3.125	11/30/15	676,070
1,000,000		Ventas Realty LP	1.250	04/17/17	1,000,132
		TOTAL REAL ESTATE			6,233,761
183

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
RETAILING - 0.7%
$2,750,000		Home Depot, Inc	2.250%	09/10/18	$2,814,160
2,000,000		Limited Brands, Inc	5.250	11/01/14	2,026,000
2,212,000		Macy’s Retail Holdings, Inc	5.750	07/15/14	2,216,336
1,000,000	g	QVC, Inc	7.500	10/01/19	1,051,069
2,300,000		Target Corp	1.125	07/18/14	2,300,823
		TOTAL RETAILING			10,408,388

SOFTWARE & SERVICES - 0.3%
2,500,000		International Business Machines Corp	0.750	05/11/15	2,510,625
1,050,000		Oracle Corp	1.200	10/15/17	1,048,595
		TOTAL SOFTWARE & SERVICES			3,559,220

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
250,000		Amphenol Corp	4.750	11/15/14	253,845
5,000,000		Apple, Inc	1.050	05/05/17	5,006,750
250,000		CC Holdings GS V LLC	2.381	12/15/17	254,587
1,000,000		Cisco Systems, Inc	1.100	03/03/17	1,003,107
3,000,000		General Electric Co	0.850	10/09/15	3,014,880
2,125,000		Hewlett-Packard Co	2.125	09/13/15	2,162,453
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,062,967
4,950,000		L-3 Communications Corp	1.500	05/28/17	4,956,772
725,000	g	NXP BV	3.750	06/01/18	726,813
198,000		Seagate Technology HDD Holdings	6.800	10/01/16	221,760
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,006,714
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	478,718
1,000,000		Xerox Corp	2.950	03/15/17	1,043,856
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			21,193,222

TELECOMMUNICATION SERVICES - 1.7%
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,028,230
1,510,000		American Tower Corp	4.625	04/01/15	1,555,283
1,000,000		AT&T, Inc	2.500	08/15/15	1,021,712
1,330,000		AT&T, Inc	1.400	12/01/17	1,324,421
1,825,000		British Telecommunications plc	1.625	06/28/16	1,850,139
1,000,000		France Telecom S.A.	2.125	09/16/15	1,015,383
1,000,000	g	Sprint Nextel Corp	9.000	11/15/18	1,212,500
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,046,998
750,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	741,300
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,007,785
5,000,000		Verizon Communications, Inc	1.350	06/09/17	4,998,330
5,675,000		Verizon Communications, Inc	3.650	09/14/18	6,069,305
		TOTAL TELECOMMUNICATION SERVICES			24,871,386

TRANSPORTATION - 0.3%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	357,198
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,023,073
890,000	g	Transnet Ltd	4.500	02/10/16	933,814
		TOTAL TRANSPORTATION			4,314,085
184

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
UTILITIES - 2.6%
$750,000	g	Abu Dhabi National Energy Co	4.125%	03/13/17	$797,850
180,000		Alliant Energy Corp	4.000	10/15/14	181,945
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,161,408
5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	4,979,610
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,034,368
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,052,962
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,996,464
1,000,000		Duke Energy Corp	2.100	06/15/18	1,011,024
2,000,000	g	Electricite de France	1.150	01/20/17	2,000,420
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,941,219
1,250,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	1,323,437
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	600,356
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,769,312
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	205,060
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,534,390
1,500,000		Northeast Utilities	1.450	05/01/18	1,472,998
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,990,265
500,000		Pepco Holdings, Inc	2.700	10/01/15	509,850
2,000,000		Sempra Energy	2.300	04/01/17	2,053,100
450,000		Williams Partners LP	3.800	02/15/15	458,656
5,000,000		Xcel Energy, Inc	0.750	05/09/16	5,005,100
		TOTAL UTILITIES			37,079,794

		TOTAL CORPORATE BONDS			508,100,531
		(Cost $502,522,116)

GOVERNMENT BONDS - 31.1%

AGENCY SECURITIES - 3.0%
12,000,000		Federal Home Loan Bank (FHLB)	0.375	02/19/16	12,000,816
5,000,000		FHLB	0.625	12/28/16	4,995,550
14,000,000		FHLB	0.875	05/24/17	14,000,504
6,030,004	g	Hospital for Special Surgery	3.500	01/01/23	6,258,746
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,079,644
		TOTAL AGENCY SECURITIES			43,335,260

FOREIGN GOVERNMENT BONDS - 6.4%
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	01/30/17	1,007,750
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,112,084
2,150,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,212,350
2,000,000		European Bank for Reconstruction & Development	1.750	06/14/19	2,001,054
2,500,000		European Investment Bank	0.875	04/18/17	2,499,910
2,000,000		Export Development Canada	1.750	08/19/19	2,001,700
225,000		Export-Import Bank of Korea	4.125	09/09/15	233,649
1,750,000		Export-Import Bank of Korea	1.250	11/20/15	1,759,037
500,000		Export-Import Bank of Korea	3.750	10/20/16	529,496
925,000		Export-Import Bank of Korea	1.750	02/27/18	918,938
5,900,000	g	Hellenic Republic Government Bond	4.750	04/17/19	8,254,345
500,000		Hungary Government International Bond	4.125	02/19/18	521,250
350,000		Hungary Government International Bond	4.000	03/25/19	360,534
185

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000		Hydro Quebec	1.375%	06/19/17	$2,521,125
1,250,000		Hydro-Quebec	7.500	04/01/16	1,391,982
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,100,320
2,370,000	g	Indonesia Government International Bond	6.875	03/09/17	2,666,250
20,000,000	g,i	International Finance Facility for Immunisation	0.420	07/05/16	20,004,000
2,300,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	2,318,996
5,000,000	g	Kommunalbanken AS.	0.875	10/03/16	5,022,750
2,500,000		Korea Development Bank	1.000	01/22/16	2,501,125
6,000,000		Korea Development Bank	1.500	01/22/18	5,910,510
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	431,979
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	243,411
400,000	g	Lithuania Government International Bond	5.125	09/14/17	440,252
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,110,000
1,300,000	g	Municipality Finance plc	1.750	05/21/19	1,297,304
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,141,000
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,044,080
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,330,485
791,000	g	Qatar Government International Bond	4.000	01/20/15	804,842
550,000		Republic of Italy	4.500	01/21/15	562,303
1,500,000	g	Republic of Latvia	5.250	02/22/17	1,636,875
425,000	g	Republic of Lithuania	6.750	01/15/15	437,963
1,000,000		Republic of Turkey	7.500	07/14/17	1,137,824
625,000	g	Slovenia Government International Bond	4.125	02/18/19	658,406
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,671,600
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,490,377
1,000,000		Turkey Government International Bond	7.000	09/26/16	1,103,700
		TOTAL FOREIGN GOVERNMENT BONDS			91,391,556

MORTGAGE BACKED - 2.1%
17,397		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	18,476
101,910		FGLMC	5.500	01/01/19	108,977
107,009		FGLMC	5.500	01/01/19	114,578
1,200,000		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,217,316
1,942,000		FNMA	2.690	10/01/17	2,025,240
3,705,443		FNMA	3.000	10/01/21	3,874,469
8,705,817		FNMA	2.000	05/25/25	8,854,408
375,007		FNMA	4.500	10/25/28	378,461
4,515,375		FNMA	4.000	02/25/44	4,796,403
2,707,238		Government National Mortgage Association (GNMA)	2.300	10/15/19	2,772,293
302,946		GNMA	1.864	08/16/31	304,107
2,000,000		GNMA	2.610	04/16/35	2,026,378
258,421		GNMA	2.161	11/16/36	259,690
1,726,946		GNMA	2.176	05/16/39	1,741,105
2,433,839		GNMA	2.120	05/16/40	2,449,567
		TOTAL MORTGAGE BACKED			30,941,468

MUNICIPAL BONDS - 0.4%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	5,043,800
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	527,170
		TOTAL MUNICIPAL BONDS			5,570,970
186

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
U.S. TREASURY SECURITIES - 19.2%
$10,938,300	k	United States Treasury Inflation Indexed Bonds	0.500%	04/15/15	$11,096,391
10,116,400	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	10,416,736
1,865,000		United States Treasury Note	2.375	10/31/14	1,879,133
6,680,000		United States Treasury Note	0.250	11/30/14	6,684,436
1,355,000		United States Treasury Note	0.250	01/31/15	1,356,324
5,745,000		United States Treasury Note	0.250	02/28/15	5,751,061
21,460,000		United States Treasury Note	0.250	05/31/15	21,486,825
5,700,000		United States Treasury Note	0.250	02/29/16	5,694,431
8,025,000		United States Treasury Note	0.375	05/31/16	8,017,794
35,790,000		United States Treasury Note	0.500	06/15/16	35,834,737
4,600,000		United States Treasury Note	0.625	07/15/16	4,614,016
26,315,000		United States Treasury Note	0.625	08/15/16	26,378,735
15,000,000		United States Treasury Note	0.875	09/15/16	15,108,990
31,455,000		United States Treasury Note	0.625	02/15/17	31,376,362
27,915,000		United States Treasury Note	0.875	05/15/17	27,952,071
65,275,000		United States Treasury Note	0.875	06/15/17	65,300,523
200		United States Treasury Note	0.750	06/30/17	199
600		United States Treasury Note	0.875	01/31/18	594
373,600		United States Treasury Note	1.625	06/30/19	373,600
		TOTAL U.S. TREASURY SECURITIES			279,322,958

		TOTAL GOVERNMENT BONDS			450,562,212
		(Cost $448,551,448)

STRUCTURED ASSETS - 25.2%

ASSET BACKED - 20.2%
230,520	i	Aames Mortgage Trust	6.483	06/25/32	223,965
		Series - 2002 1 (Class A3)
118,992	i	Accredited Mortgage Loan Trust	0.390	09/25/35	118,298
		Series - 2005 3 (Class A1)
1,000,000	g	AESOP Funding II	3.270	02/20/18	1,046,865
		Series - 2011 5A (Class A)
734,313		Ally Auto Receivables Trust	2.230	03/15/16	737,280
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,730,807
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,331,178
		Series - 2011 5 (Class B)
8,000,000	g	Ally Master Owner Trust	4.250	04/15/17	8,184,848
		Series - 2010 2 (Class A)
2,000,000		Ally Master Owner Trust	1.000	02/15/18	2,006,224
		Series - 2013 1 (Class A2)
1,000,000		Ally Master Owner Trust	1.720	07/15/19	1,008,228
		Series - 2012 4 (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,000,398
		Series - 2012 5 (Class A)
5,200,000	g	American Express Credit Account Master Trust	1.290	03/15/18	5,212,730
		Series - 2012 2 (Class C)
41,896		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	41,914
		Series - 2011 2 (Class B)
3,000,000		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	3,022,923
		Series - 2011 5 (Class B)
187

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		AmeriCredit Automobile Receivables Trust	0.540%	10/10/17	$5,000,175
		Series - 2014 2 (Class A2A)
4,250,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	4,276,265
		Series - 2012 4 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,666,667	g	Avis Budget Rental Car Funding AESOP LLC	3.650	11/20/14	1,676,588
		Series - 2011 2A (Class B)
565,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	585,721
		Series - 2010 3A (Class B)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	3,038,778
		Series - 2012 1A (Class A)
5,600,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	5,712,728
		Series - 2012 1A (Class B)
450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	465,373
		Series - 2010 5A (Class A)
324,357	i	Bear Stearns Asset Backed Securities Trust	0.892	11/25/39	319,610
		Series - 2005 SD3 (Class 2A1)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,040,522
		Series - 2010 2A (Class A1)
5,225,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,377,983
		Series - 2011 2A (Class A1)
2,090,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	2,118,336
		Series - 2012 1A (Class A1)
7,500,000		Capital Auto Receivables Asset Trust	0.970	01/22/18	7,518,457
		Series - 2013 1 (Class A4)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,512,485
		Series - 2013 1 (Class B)
10,000,000		Capital Auto Receivables Asset Trust	1.690	10/22/18	10,067,090
		Series - 2014 1 (Class A4)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,014,406
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	157,397
		Series - 2011 1 (Class C)
5,870,000		CarMax Auto Owner Trust	1.730	02/15/18	5,978,712
		Series - 2012 2 (Class B)
2,501,436	i,m	CCR, Inc	0.599	07/10/17	2,447,155
		Series - 2010 CX (Class C)
51,426		Centex Home Equity	5.540	01/25/32	51,368
		Series - 2002 A (Class AF6)
435,667	i	Centex Home Equity	0.797	03/25/34	401,790
		Series - 2004 B (Class M1)
293,540	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	224,196
		Series - 2004 2 (Class 1M2)
8,000,000		Chase Issuance Trust	1.150	01/15/19	8,023,448
		Series - 2014 A1 (Class A)
12,000,000		CitiBank Credit Card Issuance Trust	1.020	02/22/19	11,993,904
		Series - 2014 A2 (Class A2)
6,000,000		CNH Equipment Trust	1.550	11/15/17	6,067,944
		Series - 2011 C (Class A4)
524,833	i	Credit-Based Asset Servicing and Securitization LLC	4.304	08/25/35	531,199
		Series - 2005 CB5 (Class AF2)
188

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$16,941	i	Credit-Based Asset Servicing and Securitization LLC	4.564%	04/25/37	$16,962
		Series - 2007 CB4 (Class A2A)
174,875	i	CSMC Trust	0.462	11/25/35	173,849
		Series - 2006 CF1 (Class A1)
5,000,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.830	03/15/19	5,042,150
		Series - 2013 AA (Class B)
6,000,000		Discover Card Execution Note Trust	1.220	10/15/19	6,013,272
		Series - 2014 A3 (Class A3)
7,710,187		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	7,719,724
		Series - 2011 A (Class A1)
5,000,000		Fifth Third Auto Trust	0.450	04/17/17	4,999,195
		Series - 2014 2 (Class A2A)
47,644	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	47,540
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,031,986
		Series - 2011 A (Class B)
5,000,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,006,320
		Series - 2013 A (Class B)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	3,015,624
		Series - 2013 D (Class B)
1,800,000		Ford Credit Floorplan Master Owner Trust	1.490	09/15/19	1,801,429
		Series - 2012 5 (Class A)
500,000		Ford Credit Floorplan Master Owner Trust A	1.140	06/15/17	502,021
		Series - 2013 3 (Class B)
1,500,000		Ford Credit Floorplan Master Owner Trust A	1.740	06/15/17	1,509,102
		Series - 2013 3 (Class D)
5,475,000		Ford Credit Floorplan Master Owner Trust A	1.120	01/15/18	5,496,462
		Series - 2013 1 (Class B)
6,005,000		Ford Credit Floorplan Master Owner Trust A	1.370	01/15/18	6,037,745
		Series - 2013 1 (Class C)
2,435,000		GE Capital Credit Card Master Note Trust	4.470	03/15/20	2,629,340
		Series - 2010 2 (Class A)
2,000,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,991,202
		Series - 2012 6 (Class A)
1,000,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	1,013,788
		Series - 2011 1A (Class B1)
4,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	4,331,795
		Series - 2009 2A (Class A2)
2,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	2,003,096
		Series - 2013 1A (Class A1)
3,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	3,712,182
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,073,862
		Series - 2011 1A (Class B2)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,008,000
		Series - 2014 T1 (Class AT1)
12,000,000		Honta Auto Receivables Owner Trust	0.770	03/19/18	11,995,140
		Series - 2014 2 (Class A3)
199,301	i	HSI Asset Securitization Corp Trust	0.512	07/25/35	198,700
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,023,810
		Series - 2011 A (Class B)
189

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,000,000		Hyundai Auto Receivables Trust	1.350%	06/17/19	$7,990,880
		Series - 2013 A (Class C)
901,097	i	Lehman XS Trust	0.402	02/25/36	817,275
		Series - 2006 1 (Class 1A1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,027,876
		Series - 2011 A (Class B)
892,116	i	Morgan Stanley Capital I	0.332	02/25/36	884,670
		Series - 2006 NC2 (Class A2C)
3,655,000	i	Morgan Stanley Capital I	5.152	08/13/42	3,749,749
		Series - 2005 HQ6 (Class B)
5,000,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	5,005,500
		Series - 2014 T1 (Class A1)
2,947,333	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.672	01/25/36	2,927,722
		Series - 2005 WCH1 (Class M2)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,025,089
		Series - 2011 1A (Class A1)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,030,192
		Series - 2011 1A (Class B1)
90,319	i	Residential Asset Mortgage Products, Inc	0.452	04/25/35	90,104
		Series - 2005 RZ1 (Class A3)
122,428		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	122,554
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	530,080
		Series - 2006 HI1 (Class M2)
4,734,189		Santander Drive Auto Receivables Trust	2.090	08/15/16	4,751,554
		Series - 2012 2 (Class B)
3,105,920		Santander Drive Auto Receivables Trust	3.090	05/15/17	3,141,976
		Series - 2011 3 (Class C)
5,350,000		Santander Drive Auto Receivables Trust 2013-	1.160	01/15/19	5,357,907
		Series - 2013 1 (Class B)
455,012	i	Saxon Asset Securities Trust	6.120	11/25/30	485,190
		Series - 2002 2 (Class AF6)
192,996	i	Securitized Asset Backed Receivables LLC	0.452	10/25/35	189,250
		Series - 2006 OP1 (Class A2C)
1,754,984	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	1,792,253
		Series - 2012 1A (Class A)
1,275,308	g	Sierra Timeshare Receivables Funding LLC	2.380	03/20/29	1,295,262
		Series - 2012 2A (Class A)
7,800,000	g	SLM Student Loan Trust	3.480	10/15/30	8,175,890
		Series - 2012 B (Class A2)
9,000,000	g	SLM Student Loan Trust	3.830	01/17/45	9,479,790
		Series - 2012 A (Class A2)
213,694	i	Soundview Home Equity Loan Trust	0.452	11/25/35	211,425
		Series - 2005 OPT3 (Class A4)
597,306	i	Structured Asset Investment Loan Trust	1.212	11/25/34	586,337
		Series - 2004 10 (Class A9)
97,290	i	Structured Asset Investment Loan Trust	0.752	05/25/35	97,266
		Series - 2005 4 (Class M1)
2,805,248	g,i	Structured Asset Securities Corp	0.302	07/25/36	2,727,899
		Series - 2006 EQ1A (Class A4)
190

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,487,567	g,i	Structured Asset Securities Corp	0.372%	10/25/36	$1,442,206
		Series - 2006 GEL4 (Class A2)
7,000,000	g	Volvo Financial Equipment LLC	0.970	08/15/19	7,008,673
		Series - 2013 1A (Class A4)
31,674	i	Wells Fargo Home Equity Trust	0.292	07/25/36	31,425
		Series - 2006 2 (Class A3)
4,500,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	4,513,257
		Series - 2011 A (Class A)
2,765,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	2,849,446
		Series - 2010 A (Class A)
3,000,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	3,109,974
		Series - 2010 A (Class M)
2,235,000		World Financial Network Credit Card Master Trust	1.760	05/17/21	2,258,043
		Series - 2012 B (Class A)
		TOTAL ASSET BACKED			296,368,299

OTHER MORTGAGE BACKED - 5.0%
8,750,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	9,210,743
		Series - 2007 1 (Class AM)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,300,835
		Series - 2007 1 (Class AMFX)
2,000,000	i	Banc of America Commercial Mortgage Trust 2006-2	5.954	05/10/45	2,132,884
		Series - 2006 2 (Class AJ)
550,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	579,506
		Series - 2007 PW15 (Class AM)
4,955,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	5,462,442
		Series - 2007 C3 (Class AM)
962,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	987,093
		Series - 2005 C3 (Class AJ)
7,470,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	8,035,061
		Series - 2006 C4 (Class AM)
35	i	Greenpoint Mortgage Funding Trust	0.252	09/25/46	35
		Series - 2006 AR4 (Class A1A)
181	i	Greenpoint Mortgage Funding Trust	0.232	10/25/46	181
		Series - 0 AR5 (Class A1A)
2,107,123	i	GSR Mortgage Loan Trust	0.342	08/25/46	2,060,283
		Series - 2006 OA1 (Class 2A1)
477,361	i	Impac CMB Trust	0.812	03/25/35	439,889
		Series - 2004 11 (Class 2A1)
9,500,708		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	10,075,548
		Series - 2006 LDP9 (Class A1A)
2,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,468,057
		Series - 2007 LD12 (Class AM)
633,242	i	JP Morgan Mortgage Acquisition Corp	0.250	10/25/36	631,331
		Series - 0 CH2 (Class AV3)
4,500,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	4,621,212
		Series - 2005 C3 (Class AJ)
500,000	i	Morgan Stanley Capital I Trust 2006-TOP23	5.809	08/12/41	544,902
		Series - 2006 T23 (Class AJ)
82,264	i	Opteum Mortgage Acceptance Corp	0.552	02/25/35	82,255
		Series - 2005 1 (Class A4)
191

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$139,813		Residential Accredit Loans, Inc	4.350%	03/25/34	$143,993
		Series - 2004 QS4 (Class A1)
566,194		RFMSI Trust	5.500	03/25/35	579,240
		Series - 2005 S2 (Class A6)
450,682	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	459,000
		Series - 2012 1A (Class A)
280,637	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	284,209
		Series - 0 2A (Class A)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	9,502,038
		Series - 2007 C30 (Class AM)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,246,903
		Series - 2007 C34 (Class AM)
3,560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,899,499
		Series - 2007 C31 (Class AM)
3,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	3,624,397
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			72,371,536

		TOTAL STRUCTURED ASSETS			368,739,835
		(Cost $367,332,995)

		TOTAL BONDS			1,327,402,578
		(Cost $1,318,406,559)

SHORT-TERM INVESTMENTS - 0.7%

TREASURY DEBT - 0.7%
10,000,000		United States Treasury Bill	0.033	12/18/14	9,997,640
		TOTAL TREASURY DEBT			9,997,640

		TOTAL SHORT-TERM INVESTMENTS			9,997,640
		(Cost $9,998,465)

		TOTAL INVESTMENTS - 93.9%			1,363,076,843
		(Cost $1,354,163,909)
		OTHER ASSETS & LIABILITIES, NET - 6.1%			88,914,336
		NET ASSETS - 100.0%			$1,451,991,179

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2014, the aggregate value of these securities was $312,918,218 or 21.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
192

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.3%

CONSUMER DURABLES & APPAREL - 0.4%
$500,000	i	Libbey Glass, Inc	3.750%	04/09/21	$499,375
		TOTAL CONSUMER DURABLES & APPAREL			499,375

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
500,000	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	502,045
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			502,045

MEDIA - 0.2%
250,000	i	Virgin Media Investment Holdings Ltd	3.500	06/08/20	249,140
		TOTAL MEDIA			249,140

UTILITIES - 0.3%
495,830	i	ExGen Renewables I LLC	5.250	02/06/21	502,648
		TOTAL UTILITIES			502,648

		TOTAL BANK LOAN OBLIGATIONS			1,753,208
		(Cost $1,739,236)

BONDS - 93.5%

CORPORATE BONDS - 34.0%

AUTOMOBILES & COMPONENTS - 0.4%
500,000		Magna International, Inc	3.625	06/15/24	504,045
		TOTAL AUTOMOBILES & COMPONENTS			504,045

BANKS - 7.8%
250,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.677	02/26/16	250,590
500,000	i	BOKF NA	0.914	05/15/17	497,725
250,000		Capital One Bank USA NA	1.500	03/22/18	247,669
250,000	i	Capital One NA	0.680	03/22/16	250,581
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	250,809
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	254,157
250,000		Discover Bank	2.000	02/21/18	251,489
500,000		Discover Bank	4.200	08/08/23	527,613
515,000		First Niagara Financial Group, Inc	6.750	03/19/20	595,303
500,000		HSBC Holdings plc	4.250	03/14/24	514,563
500,000		HSBC Holdings plc	5.250	03/14/44	535,400
250,000		HSBC USA, Inc	1.625	01/16/18	250,560
500,000		Huntington Bancshares, Inc	2.600	08/02/18	508,478
500,000		Huntington National Bank	1.350	08/02/16	503,512
500,000		Huntington National Bank	1.375	04/24/17	501,335
500,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	507,550
193

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	g	Intesa Sanpaolo S.p.A	5.017%	06/26/24	$505,908
250,000		Manufacturers & Traders Trust Co	1.450	03/07/18	248,134
250,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	250,987
507,000		People’s United Financial, Inc	3.650	12/06/22	508,215
500,000		PNC Bank NA	2.200	01/28/19	504,925
250,000		Royal Bank of Canada	1.500	01/16/18	250,845
250,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	249,725
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	496,427
250,000	i	State Street Bank and Trust Co	0.431	12/08/15	249,852
260,000		SVB Financial Group	5.375	09/15/20	294,235
500,000	i	Toronto-Dominion Bank	0.775	04/30/18	503,607
250,000		US Bancorp	2.950	07/15/22	246,194
		TOTAL BANKS			10,756,388

CAPITAL GOODS - 1.6%
250,000		Eaton Corp	4.000	11/02/32	250,159
750,000		Pentair Finance S.A.	1.350	12/01/15	755,809
250,000		Pentair Finance S.A.	1.875	09/15/17	252,723
500,000		Pentair Finance S.A.	2.650	12/01/19	501,006
500,000		Rockwell Collins, Inc	3.700	12/15/23	518,340
		TOTAL CAPITAL GOODS			2,278,037

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
500,000		Air Lease Corp	3.875	04/01/21	510,000
500,000		Waste Management, Inc	3.500	05/15/24	503,004
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,013,004

CONSUMER DURABLES & APPAREL - 0.6%
250,000		Mohawk Industries, Inc	3.850	02/01/23	249,063
500,000		Whirlpool Corp	5.150	03/01/43	531,944
		TOTAL CONSUMER DURABLES & APPAREL			781,007

CONSUMER SERVICES - 0.6%
250,000		Service Corp International	5.375	01/15/22	258,750
500,000	g	Service Corp International	5.375	05/15/24	511,250
		TOTAL CONSUMER SERVICES			770,000

DIVERSIFIED FINANCIALS - 3.4%
500,000	g,i	Armor Re Ltd	4.020	12/15/16	491,800
500,000		Bank of America Corp	1.350	11/21/16	501,470
250,000	i	Bank of New York Mellon Corp	0.785	08/01/18	251,509
500,000		CIT Group, Inc	3.875	02/19/19	507,800
500,000	g	EDP Finance BV	5.250	01/14/21	530,000
500,000	i	Ford Motor Credit Co LLC	1.474	05/09/16	507,369
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	510,755
500,000		Legg Mason, Inc	2.700	07/15/19	503,515
500,000		Legg Mason, Inc	3.950	07/15/24	504,696
250,000	g	RCI Banque S.A.	3.500	04/03/18	260,633
108,000		Unilever Capital Corp	0.850	08/02/17	107,147
		TOTAL DIVERSIFIED FINANCIALS			4,676,694
194

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ENERGY - 2.3%
$500,000		Cimarex Energy Co	4.375%	06/01/24	$509,375
500,000		Hess Corp	3.500	07/15/24	500,988
250,000		Noble Holding International Ltd	2.500	03/15/17	255,758
500,000	g	Northern Natural Gas Co	4.100	09/15/42	473,575
500,000		Statoil ASA	2.900	11/08/20	514,050
500,000		Statoil ASA	2.650	01/15/24	480,506
500,000		Statoil ASA	3.950	05/15/43	482,452
		TOTAL ENERGY			3,216,704

FOOD & STAPLES RETAILING - 0.7%
500,000		Kroger Co	1.200	10/17/16	501,642
500,000		Kroger Co	2.300	01/15/19	505,089
		TOTAL FOOD & STAPLES RETAILING			1,006,731

FOOD, BEVERAGE & TOBACCO - 0.4%
500,000	i	Mondelez International, Inc	0.745	02/01/19	498,880
		TOTAL FOOD, BEVERAGE & TOBACCO			498,880

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	509,487
500,000	g	LifePoint Hospitals, Inc	5.500	12/01/21	523,750
500,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	522,876
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,556,113

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
250,000		Colgate-Palmolive Co	1.950	02/01/23	232,783
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			232,783

INSURANCE - 0.9%
250,000		Aetna, Inc	1.500	11/15/17	250,947
250,000	i	Prudential Financial, Inc	5.200	03/15/44	255,000
500,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	478,561
250,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	240,811
		TOTAL INSURANCE			1,225,319

MATERIALS - 1.5%
500,000		Agrium, Inc	3.150	10/01/22	490,144
500,000		International Paper Co	4.800	06/15/44	503,945
500,000		Nucor Corp	4.000	08/01/23	518,041
500,000		Rock Tenn Co	3.500	03/01/20	514,506
		TOTAL MATERIALS			2,026,636

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%
250,000		AbbVie, Inc	1.750	11/06/17	251,363
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	414,177
500,000		Johnson & Johnson	0.700	11/28/16	500,991
500,000		Johnson & Johnson	4.375	12/05/33	537,851
500,000		Johnson & Johnson	4.500	09/01/40	539,049
500,000		Mead Johnson Nutrition Co	4.600	06/01/44	504,014
250,000		Merck & Co, Inc	1.100	01/31/18	246,016
195

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Merck & Co, Inc	3.600%	09/15/42	$448,024
250,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	269,375
500,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	514,375
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,225,235

REAL ESTATE - 3.1%
500,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	515,116
500,000		Federal Realty Investment Trust	2.750	06/01/23	478,685
250,000		HCP, Inc	2.625	02/01/20	250,130
250,000		Kilroy Realty LP	5.000	11/03/15	263,790
250,000		Kilroy Realty LP	3.800	01/15/23	252,202
500,000		Mid-America Apartments LP	4.300	10/15/23	523,400
500,000		Mid-America Apartments LP	3.750	06/15/24	498,099
500,000		Regency Centers LP	3.750	06/15/24	501,762
500,000		Ventas Realty LP	3.125	11/30/15	516,084
450,000		Washington Real Estate Investment Trust	4.950	10/01/20	488,947
		TOTAL REAL ESTATE			4,288,215

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
250,000		CC Holdings GS V LLC	2.381	12/15/17	254,587
500,000	i	Hewlett-Packard Co	1.167	01/14/19	503,983
500,000		Xerox Corp	2.800	05/15/20	499,192
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,257,762

TELECOMMUNICATION SERVICES - 1.3%
500,000		CenturyLink, Inc	6.750	12/01/23	546,250
500,000	g	Sprint Corp	7.250	09/15/21	551,250
500,000		Verizon Communications, Inc	1.350	06/09/17	499,833
250,000		Vodafone Group plc	1.500	02/19/18	248,335
		TOTAL TELECOMMUNICATION SERVICES			1,845,668

TRANSPORTATION - 1.1%
500,000		GATX Corp	2.500	07/30/19	503,217
500,000		GATX Corp	5.200	03/15/44	532,852
500,000		Ryder System, Inc	2.550	06/01/19	506,149
		TOTAL TRANSPORTATION			1,542,218

UTILITIES - 2.2%
250,000	g	International Transmission Co	4.625	08/15/43	269,520
125,000		ITC Holdings Corp	5.300	07/01/43	137,658
500,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	509,999
250,000		NiSource Finance Corp	4.800	02/15/44	252,750
250,000		Northeast Utilities	1.450	05/01/18	245,500
250,000		Northern States Power Co	2.600	05/15/23	241,199
250,000	i	NSTAR Electric Co	0.466	05/17/16	249,685
500,000		Sempra Energy	3.550	06/15/24	503,500
250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	255,218
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	273,278
		TOTAL UTILITIES			2,938,307

		TOTAL CORPORATE BONDS			46,639,746
		(Cost $45,794,677)
196

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 51.5%

AGENCY SECURITIES - 7.2%
$500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000%	09/29/17	$498,969
225,000	j	Government Trust Certificate	0.000	04/01/21	183,283
1,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	1,012,776
500,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	499,930
250,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	253,315
1,000,000	j	OPIC	0.000	11/17/17	1,011,789
500,000	j	OPIC	0.000	11/13/19	503,104
235,294		OPIC	3.540	06/15/30	244,104
246,269		OPIC	3.370	12/15/30	251,934
500,000		OPIC	3.820	12/20/32	519,178
250,000		OPIC	3.938	12/20/32	260,302
500,000		OPIC	3.430	06/01/33	505,128
1,305,000		United States Department of Housing and Urban Development (HUD)	4.140	08/01/14	1,309,438
300,000		HUD	2.450	08/01/20	307,271
250,000		HUD	2.050	08/01/19	254,352
250,000		HUD	4.870	08/01/19	285,684
500,000		HUD	2.910	08/01/23	501,657
250,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	256,710
500,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	500,944
500,000		Ukraine Government AID Bonds	1.844	05/16/19	499,436
		TOTAL AGENCY SECURITIES			9,659,304

FOREIGN GOVERNMENT BONDS - 5.0%
500,000		African Development Bank	0.750	10/18/16	500,970
500,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	518,370
225,844	g	Carpintero Finance Ltd	2.004	09/18/24	221,158
250,000		Council of Europe Development Bank	1.000	03/07/18	247,517
500,000		European Bank for Reconstruction & Development	1.625	04/10/18	505,625
500,000		Export Development Canada	0.875	01/30/17	501,120
250,000		Export-Import Bank of Korea	1.750	02/27/18	248,362
250,000		Hydro Quebec	1.375	06/19/17	252,112
500,000	i	International Bank for Reconstruction & Development	0.168	07/22/15	499,683
500,000		International Bank for Reconstruction & Development	0.375	08/24/15	500,818
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	541,062
250,000		International Finance Corp	0.500	05/15/15	250,411
500,000		International Finance Corp	0.500	05/16/16	499,598
500,000	g,i	International Finance Facility for Immunisation	0.420	07/05/16	500,100
500,000	g	Kommunalbanken AS.	0.750	11/21/16	499,058
250,000		North American Development Bank	2.300	10/10/18	253,710
500,000		Province of Manitoba Canada	3.050	05/14/24	503,509
250,000		Province of Ontario Canada	1.200	02/14/18	248,296
		TOTAL FOREIGN GOVERNMENT BONDS			7,291,479

MORTGAGE BACKED - 18.4%
749,153	h	Federal National Mortgage Assocation (FNMA)	3.000	09/01/42	740,949
244,744		FNMA	5.000	09/01/25	259,699
197

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$355,623		FNMA	3.500%	11/01/25	$378,375
792,327		FNMA	3.000	05/01/27	824,318
1,103,312		FNMA	2.500	10/01/27	1,122,300
1,176,136		FNMA	4.500	08/01/39	1,289,730
656,286		FNMA	4.500	04/01/40	719,569
463,899		FNMA	5.500	07/01/40	519,943
808,756		FNMA	4.000	10/01/40	863,047
271,447		FNMA	6.000	10/01/40	306,292
247,308		FNMA	5.000	11/01/40	274,809
1,004,811		FNMA	3.500	04/01/42	1,035,944
1,067,142		FNMA	3.500	01/01/43	1,100,207
2,570,371		FNMA	3.000	08/01/43	2,542,222
2,226,651	h	FNMA	4.000	11/01/43	2,367,366
903,075		FNMA	4.000	02/25/44	959,281
2,638,602		FNMA	4.000	05/01/44	2,804,217
2,596,252		FNMA	3.500	06/01/44	2,676,696
998,776		Government National Mortgage Association (GNMA)	3.000	02/20/39	1,029,126
549,189		GNMA	3.500	08/20/39	569,048
226,435		GNMA	5.000	10/20/39	251,671
320,081		GNMA	4.000	06/15/40	342,452
640,394		GNMA	4.000	05/20/42	686,491
242,081		GNMA	5.000	06/20/42	268,453
941,142		GNMA	3.000	02/20/43	952,153
489,581		GNMA	3.500	07/15/43	510,062
		TOTAL MORTGAGE BACKED			25,394,420

MUNICIPAL BONDS - 8.4%
250,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	248,862
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	259,562
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	510,300
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	252,273
250,000		City of Houston TX Utility System Revenue	2.923	05/15/21	254,133
250,000		City of Jersey City NJ	1.192	09/01/15	250,293
250,000		Commonwealth Financing Authority	2.675	06/01/21	246,527
500,000		Commonwealth of Massachusetts	5.000	08/01/33	568,795
250,000		Florida Governmental Utility Authority	2.000	10/01/16	248,282
500,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	504,380
500,000	j	Garden State Preservation Trust	0.000	11/01/22	401,235
390,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	392,359
500,000		Harris County Flood Control District	0.637	10/01/16	498,610
250,000		Harris County Flood Control District	1.229	10/01/17	249,840
250,000		Harris County Flood Control District	1.818	10/01/18	250,950
200,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	225,748
500,000		Michigan Finance Authority	5.000	07/01/22	568,330
250,000		New York State Energy Research & Development Authority	1.028	07/01/16	249,475
250,000		New York State Energy Research & Development Authority	2.772	07/01/20	254,388
500,000		New York State Environmental Facilities Corp	5.807	06/15/39	597,440
250,000		Niagara Area Development Corp	4.000	11/01/24	247,383
170,000		Ohio State Water Development Authority	4.879	12/01/34	187,853
250,000		Oklahoma Water Resources Board	2.444	04/01/20	252,810
250,000		Oklahoma Water Resources Board	3.071	04/01/22	254,745
198

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Pend Oreille County Public Utility District No Box Canyon	1.987%	01/01/16	$250,743
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	206,945
250,000		South Dakota Conservancy District	1.648	08/01/18	250,493
250,000		State of California	4.988	04/01/39	260,577
500,000		State of Michigan	3.590	12/01/26	502,745
500,000	i	University of California	0.651	07/01/41	500,640
655,000		Washington County Clean Water Services	4.828	10/01/22	742,907
530,000		Washington County Clean Water Services	5.078	10/01/24	613,592
250,000		West Virginia Water Development Authority	5.000	11/01/21	295,828
		TOTAL MUNICIPAL BONDS			11,599,043

U.S. TREASURY SECURITIES - 12.5%
275,000		United States Treasury Bond	2.875	05/15/43	251,281
5,905,000		United States Treasury Bond	3.625	02/15/44	6,231,617
215,000		United States Treasury Note	0.250	12/31/15	215,017
330,000		United States Treasury Note	0.875	06/15/17	330,129
470,000		United States Treasury Note	1.625	04/30/19	470,881
4,790,000		United States Treasury Note	1.625	06/30/19	4,790,000
450,000		United States Treasury Note	1.875	06/30/20	449,578
4,535,000		United States Treasury Note	2.500	05/15/24	4,528,624
		TOTAL U.S. TREASURY SECURITIES			17,267,127

		TOTAL GOVERNMENT BONDS			71,211,373
		(Cost $70,813,725)

STRUCTURED ASSETS - 8.0%

ASSET BACKED - 3.5%
250,000		Ally Master Owner Trust	1.720	07/15/19	252,057
		Series - 2012 4 (Class A)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	259,169
		Series - 2010 3A (Class B)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	252,746
		Series - 2012 3A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	566,853
		Series - 2010 1A (Class B3)
500,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	500,250
		Series - 2014 T1 (Class DT1)
150,118	i	Lehman XS Trust	0.402	02/25/36	136,153
		Series - 2006 1 (Class 1A1)
500,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	500,550
		Series - 2014 T1 (Class A1)
500,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	2.266	03/15/45	500,250
		Series - 2014 T1 (Class D1)
200,419	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.672	01/25/36	199,085
		Series - 2005 WCH1 (Class M2)
493,955	g	Solarcity LMC	4.590	04/20/44	509,756
		Series - 2014 1 (Class A)
148,757	g,i	Structured Asset Securities Corp	0.372	10/25/36	144,221
		Series - 2006 GEL4 (Class A2)
199

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Toyota Auto Receivables Owner Trust	0.410%	08/15/16	$500,320
		Series - 2014 A (Class A2)
500,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	500,354
		Series - 2014 A (Class A3)
		TOTAL ASSET BACKED			4,821,764

OTHER MORTGAGE BACKED - 4.5%
193,133	g	7 WTC Depositor LLC Trust	4.082	03/13/31	201,422
		Series - 2012 7WTC (Class A)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	530,083
		Series - 2007 1 (Class AMFX)
200,000	i	Banc of America Commercial Mortgage Trust 2006-2	5.954	05/10/45	198,407
		Series - 2006 2 (Class C)
120,000	i	Bear Stearns Commercial Mortgage Securities	6.146	09/11/42	131,484
		Series - 2007 T28 (Class AJ)
125,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	131,706
		Series - 2007 PW15 (Class AM)
1,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,028,085
		Series - 2007 C3 (Class AJ)
45,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	49,608
		Series - 2007 C3 (Class AM)
393,114	i	Countrywide Home Loan Mortgage Pass Through Trust	2.524	11/20/34	378,013
		Series - 2004 HYB6 (Class A2)
210,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	225,885
		Series - 2006 C4 (Class AM)
79,695	i	Impac CMB Trust	0.812	03/25/35	73,439
		Series - 2004 11 (Class 2A1)
710,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	796,509
		Series - 2007 LD12 (Class AM)
500,000	i	Morgan Stanley Capital I	5.831	06/11/42	548,743
		Series - 2007 T27 (Class AJ)
250,000	g	OBP Depositor LLC Trust	4.646	07/15/45	278,840
		Series - 2010 OBP (Class A)
148,998		RFMSI Trust	5.500	03/25/35	152,432
		Series - 2005 S2 (Class A6)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	77,585
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	6.163	05/15/46	788,744
		Series - 2007 C34 (Class AJ)
610,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	624,574
		Series - 2007 C32 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			6,215,559

		TOTAL STRUCTURED ASSETS			11,037,323
		(Cost $10,928,661)

		TOTAL BONDS			128,888,442
		(Cost $127,537,063)
200

TIAA-CREF FUNDS - Social Choice Bond Fund

			MATURITY
SHARES	COMPANY	RATE	DATE	VALUE
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
250	M&T Bank Corp	6.375%	12/30/49	$246,875
	TOTAL BANKS			246,875
	TOTAL PREFERRED STOCKS			246,875
	(Cost $255,625)

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 7.2%

GOVERNMENT AGENCY DEBT - 7.2%
$10,000,000	Federal Home Loan Bank (FHLB)	0.085	11/12/14	9,997,770
	TOTAL GOVERNMENT AGENCY DEBT			9,997,770

	TOTAL SHORT-TERM INVESTMENTS			9,997,770
	(Cost $9,996,836)

	TOTAL INVESTMENTS - 102.2%			140,886,295
	(Cost $139,528,760)
	OTHER ASSETS & LIABILITIES, NET - (2.2)%			(3,097,901)
	NET ASSETS - 100.0%			$137,788,394

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2014, the aggregate value of these securities was $13,619,638 or 9.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
201

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 97.7%

ARIZONA - 1.1%
$2,000,000	City of Tucson AZ, GO	5.000%	07/01/20	$2,309,240
1,365,000	Northern Arizona University	5.000	06/01/40	1,505,117
	TOTAL ARIZONA			3,814,357

CALIFORNIA - 13.0%
2,325,000	California State Public Works Board	5.000	10/01/23	2,789,279
3,250,000	California State Public Works Board	5.000	09/01/24	3,910,270
1,830,000	California State Public Works Board	5.000	10/01/24	2,204,418
5,000,000	California State Public Works Board	5.000	09/01/39	5,519,350
1,500,000	California State Public Works Board	5.000	10/01/39	1,651,485
2,000,000	County of San Bernardino CA, COP	5.250	08/01/19	2,258,680
1,500,000	San Diego Unified School District	5.000	07/01/22	1,823,520
2,000,000	San Diego Unified School District	5.000	07/01/23	2,445,580
1,500,000	San Diego Unified School District	5.000	07/01/24	1,819,440
1,000,000	State of California	5.000	11/01/37	1,080,180
5,000,000	State of California, GO	5.000	12/01/17	5,723,400
2,000,000	State of California, GO	5.000	02/01/22	2,405,880
2,000,000	State of California, GO	5.000	04/01/22	2,409,320
2,000,000	State of California, GO	5.250	10/01/22	2,457,580
1,710,000	West Contra Costa Unified School District, GO	5.700	02/01/21	2,101,675
1,450,000	West Contra Costa Unified School District, GO	6.000	08/01/21	1,816,850
1,810,000	West Contra Costa Unified School District, GO	5.700	02/01/22	2,235,676
	TOTAL CALIFORNIA			44,652,583

COLORADO - 1.9%
1,000,000	Denver City & County School District No 1, GO	5.500	12/01/23	1,256,850
1,000,000	Denver Health & Hospital Authority	5.000	12/01/39	1,052,090
1,900,000	Denver Health & Hospital Authority	5.250	12/01/45	2,036,895
1,600,000	University of Northern Colorado	5.000	06/01/23	1,933,344
	TOTAL COLORADO			6,279,179

CONNECTICUT - 3.4%
1,020,000	City of Hartford CT	5.000	04/01/25	1,175,836
1,400,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,629,054
1,690,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/29	1,928,256
1,000,000	State of Connecticut, GO	5.000	05/15/21	1,191,560
2,000,000	State of Connecticut, GO	5.000	10/15/22	2,406,760
3,000,000	State of Connecticut, GO	5.000	10/15/23	3,628,890
	TOTAL CONNECTICUT			11,960,356

202

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
FLORIDA - 1.7%
$3,000,000	City of Orlando FL	5.000%	11/01/44	$3,303,150
1,000,000	County of Orange FL	5.000	10/01/21	1,161,800
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,452,593
	TOTAL FLORIDA			5,917,543

GEORGIA - 0.8%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,175,920
1,470,000	Fulton County Development Authority	5.000	11/01/18	1,688,104
	TOTAL GEORGIA			2,864,024

HAWAII - 0.4%
1,000,000	State of Hawaii, GO	5.000	12/01/22	1,199,570
	TOTAL HAWAII			1,199,570

ILLINOIS - 13.7%
2,000,000	Chicago Board of Education	5.000	12/01/20	2,281,720
1,230,000	Chicago Board of Education, GO	6.000	01/01/20	1,381,450
1,665,000	Chicago Board of Education, GO	5.000	12/01/21	1,901,397
1,000,000	Chicago Midway International Airport	5.000	01/01/24	1,170,480
4,000,000	Chicago Midway International Airport	5.000	01/01/35	4,329,840
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,121,440
2,085,000	Chicago State University	5.500	12/01/23	2,294,834
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,390,727
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,130,640
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/29	1,077,530
500,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/33	536,315
1,500,000	County of Cook IL, GO	5.000	11/15/15	1,595,430
1,000,000	County of Cook IL, GO	5.000	11/15/16	1,100,500
1,000,000	County of Cook IL, GO	5.000	11/15/17	1,129,250
1,500,000	County of Cook IL, GO	5.000	11/15/17	1,693,875
2,000,000	Illinois Finance Authority	5.000	07/01/17	2,258,220
3,000,000	Illinois Finance Authority	5.000	09/01/42	3,052,440
1,000,000	Illinois State Toll Highway Authority	5.000	01/01/39	1,096,570
1,500,000	State of Illinois	5.000	06/15/19	1,740,225
840,000	State of Illinois	6.250	12/15/20	930,166
5,000,000	State of Illinois	5.000	04/01/24	5,579,450
1,000,000	State of Illinois	5.000	05/01/39	1,038,490
2,045,000	State of Illinois, GO	5.000	01/01/20	2,148,518
1,000,000	State of Illinois, GO	5.250	01/01/20	1,136,510
2,500,000	State of Illinois, GO	5.000	02/01/23	2,795,375
550,000	University of Illinois	5.000	04/01/31	615,665
	TOTAL ILLINOIS			46,527,057

INDIANA - 1.6%
785,000	Griffith Multi-School Building Corp, GO	5.000	07/15/15	824,046
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,390,342
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,279,267
	TOTAL INDIANA			5,493,655
203

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
KANSAS - 0.3%
$1,000,000		Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000%	09/01/22	$1,180,260
		TOTAL KANSAS			1,180,260

LOUISIANA - 1.1%
1,000,000		Louisiana Local Government Environmental Facilities & Community Development Authority	5.000	02/01/39	1,093,040
1,500,000		Louisiana Local Government Environmental Facilities & Community Development Authority	5.000	02/01/44	1,629,525
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,152,510
		TOTAL LOUISIANA			3,875,075

MARYLAND - 2.9%
4,000,000		County of Montgomery MD, GO	5.000	07/01/21	4,843,520
4,500,000		State of Maryland Department of Transportation	5.000	12/01/17	5,142,870
		TOTAL MARYLAND			9,986,390

MASSACHUSETTS - 4.5%
1,390,000		Commonwealth of Massachusetts, GO	5.250	08/01/17	1,586,351
5,260,000		Commonwealth of Massachusetts, GO	5.250	08/01/22	6,476,270
1,750,000		Massachusetts Development Finance Agency	5.000	07/01/23	2,120,860
4,230,000		Massachusetts Water Pollution Abatement Trust	5.250	08/01/21	5,195,667
		TOTAL MASSACHUSETTS			15,379,148

MICHIGAN - 1.6%
1,000,000		Michigan Finance Authority	5.000	10/01/22	1,216,770
1,005,000		Michigan Municipal Bond Authority	5.000	10/01/19	1,186,754
1,000,000		Rockford Public Schools	5.000	05/01/26	1,172,820
1,800,000		Royal Oak Hospital Finance Authority	5.000	09/01/24	2,085,192
		TOTAL MICHIGAN			5,661,536

MINNESOTA - 2.7%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	1,079,040
4,000,000		State of Minnesota, GO	5.000	10/01/23	4,917,080
1,715,000		University of Minnesota	5.000	08/01/21	2,055,462
1,000,000	h	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,198,600
250,000	h	Western Minnesota Municipal Power Agency	5.000	01/01/40	278,575
		TOTAL MINNESOTA			9,528,757

MISSOURI - 1.1%
3,500,000		Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	3,690,575
		TOTAL MISSOURI			3,690,575
204

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
NEBRASKA - 0.3%
$1,000,000	Central Plains Energy Project	5.000%	09/01/22	$1,123,760
	TOTAL NEBRASKA			1,123,760

NEW JERSEY - 1.1%
2,250,000	New Jersey Building Authority	5.000	06/15/16	2,446,695
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,212,021
	TOTAL NEW JERSEY			3,658,716

NEW YORK - 13.5%
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,189,670
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	1,197,980
1,000,000	Metropolitan Transportation Authority	5.250	11/15/23	1,210,690
385,000	Nassau County Local Economic Assistance Corp	5.000	07/01/24	442,812
500,000	Nassau County Local Economic Assistance Corp	5.000	07/01/32	539,575
730,000	Nassau County Local Economic Assistance Corp	5.000	07/01/33	783,429
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,082,730
2,250,000	New York State Dormitory Authority	5.000	10/01/17	2,550,487
5,000,000	New York State Dormitory Authority	5.000	12/15/22	6,048,400
3,000,000	New York State Dormitory Authority	5.000	03/15/23	3,635,280
2,000,000	New York State Dormitory Authority	5.500	07/01/23	2,464,300
1,050,000	New York State Thruway Authority Highway & Bridge Trust Fund	5.000	04/01/16	1,136,562
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,365,400
4,000,000	New York State Urban Development Corp	5.000	03/15/21	4,768,200
4,000,000	New York State Urban Development Corp	5.000	03/15/23	4,833,000
2,045,000	New York State Urban Development Corp	5.500	03/15/23	2,541,833
5,000,000	New York State Urban Development Corp, GO	5.000	03/15/22	6,002,200
3,000,000	Triborough Bridge & Tunnel Authority	5.000	11/15/22	3,585,480
	TOTAL NEW YORK			46,378,028

NORTH CAROLINA - 0.6%
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,142,340
	TOTAL NORTH CAROLINA			2,142,340

OHIO - 5.1%
1,500,000	City of Columbus OH, GO	5.000	07/01/21	1,811,940
1,500,000	County of Hamilton OH	5.000	02/01/44	1,593,780
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,118,100
1,750,000	Ohio Higher Educational Facility Commission	5.000	12/01/23	2,096,972
3,000,000	Ohio State Water Development Authority	5.000	06/01/23	3,670,860
1,660,000	State of Ohio	5.000	01/15/21	1,913,034
1,000,000	State of Ohio, GO	5.000	08/01/21	1,205,110
2,000,000	State of Ohio, GO	5.000	06/15/22	2,424,240
1,000,000	State of Ohio, GO	5.000	09/15/22	1,214,860
	TOTAL OHIO			17,048,896
205

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
RHODE ISLAND - 2.5%
$5,000,000	Rhode Island Health & Educational Building Corp	5.000%	09/01/21	$6,044,250
2,000,000	State of Rhode Island, GO	5.000	08/01/21	2,382,480
	TOTAL RHODE ISLAND			8,426,730

SOUTH CAROLINA - 0.4%
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,229,838
	TOTAL SOUTH CAROLINA			1,229,838

TENNESSEE - 0.7%
2,130,000	Knox County Health Educational & Housing Facility Board	5.000	01/01/26	2,428,498
	TOTAL TENNESSEE			2,428,498

TEXAS - 9.1%
1,165,000	City of Frisco TX	5.500	02/15/25	1,346,251
1,000,000	City of San Antonio TX Water System Revenue	5.000	05/15/23	1,208,290
1,000,000	City of San Antonio TX Water System Revenue	5.000	05/15/24	1,208,520
5,000,000	City Public Service Board of San Antonio TX	5.250	02/01/24	6,183,800
1,175,000	Harris County Cultural Education Facilities Finance Corp	5.000	12/01/24	1,388,392
2,000,000	Harris County Cultural Education Facilities Finance Corp	5.000	12/01/28	2,303,180
1,000,000	Metropolitan Transit Authority of Harris County	5.000	11/01/23	1,213,310
1,000,000	New Hope Cultural Education Facilities Corp	5.000	04/01/29	1,077,470
1,000,000	New Hope Cultural Education Facilities Corp	5.000	04/01/34	1,049,490
1,000,000	New Hope Cultural Education Facilities Corp	5.000	04/01/39	1,037,430
3,250,000	North Texas Municipal Water District	5.250	09/01/23	3,952,910
1,000,000	State of Texas, GO	5.000	10/01/22	1,202,100
3,000,000	Tarrant Regional Water District	6.000	09/01/23	3,897,690
2,000,000	Texas Transportation Commission State Highway Fund	5.000	04/01/24	2,472,860
1,000,000	Texas Water Development Board	5.000	07/15/16	1,094,770
	TOTAL TEXAS			30,636,463

UTAH - 2.0%
2,000,000	Intermountain Power Agency	5.000	07/01/16	2,183,420
1,000,000	State of Utah, GO	5.000	07/01/21	1,214,550
2,750,000	University of Utah	6.000	08/01/22	3,550,057
	TOTAL UTAH			6,948,027

WASHINGTON - 5.9%
1,000,000	Energy Northwest	5.000	07/01/23	1,212,820
1,955,000	Energy Northwest	5.000	07/01/23	2,320,526
500,000	Energy Northwest	5.000	07/01/24	608,955
3,150,000	Port of Seattle WA	5.500	09/01/17	3,603,726
2,000,000	Skagit County Public Hospital District No 1	5.625	12/01/25	2,212,080
3,000,000	State of Washington, GO	5.250	02/01/22	3,658,800
5,075,000	State of Washington, GO	5.000	02/01/23	6,118,522
	TOTAL WASHINGTON			19,735,429
206

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
WEST VIRGINIA - 0.5%
$1,500,000	City of Princeton WV	5.000%	05/01/21	$1,664,355
	TOTAL WEST VIRGINIA			1,664,355

WISCONSIN - 4.2%
5,260,000	State of Wisconsin	5.000	05/01/19	5,715,306
2,000,000	State of Wisconsin, GO	5.000	05/01/17	2,249,360
1,000,000	State of Wisconsin, GO	5.000	05/01/21	1,201,860
3,100,000	Wisconsin Department of Transportation	5.000	07/01/24	3,621,854
1,100,000	Wisconsin Health & Educational Facilities Authority	5.000	12/01/23	1,293,996
	TOTAL WISCONSIN			14,082,376

	TOTAL LONG-TERM MUNICIPAL BONDS			333,513,521
	(Cost $323,468,877)

	TOTAL INVESTMENTS - 97.7%			333,513,521
	(Cost $323,468,877)
	OTHER ASSETS & LIABILITIES, NET - 2.3%			7,809,964
	NET ASSETS - 100.0%			$341,323,485

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

h	These securities were purchased on a delayed delivery basis.
207

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.1%

CERTIFICATE OF DEPOSIT - 6.0%
$8,000,000		Banco Del Estado de Chile	0.210%	08/25/14	$8,000,000
2,500,000		Banco Del Estado de Chile	0.190	09/22/14	2,500,000
5,000,000		Banco Del Estado de Chile	0.190	09/24/14	5,000,000
3,000,000		Bank of Montreal	0.170	08/26/14	3,000,000
5,000,000		Bank of Montreal	0.170	09/05/14	5,000,000
8,000,000		Toronto-Dominion Bank	0.150	08/08/14	8,000,000
7,000,000		Toronto-Dominion Bank	0.130	08/11/14	7,000,000
6,000,000		Toronto-Dominion Bank	0.110	08/12/14	6,000,000
6,230,000		Toronto-Dominion Bank	0.150	09/02/14	6,230,000
250,000		Toronto-Dominion Bank	0.550	09/18/14	250,108
		TOTAL CERTIFICATE OF DEPOSIT			50,980,108

COMMERCIAL PAPER - 48.8%
5,000,000		American Honda Finance Corp	0.115	07/07/14	4,999,904
3,100,000		American Honda Finance Corp	0.080	07/08/14	3,099,952
15,000,000		American Honda Finance Corp	0.090	07/15/14	14,999,514
2,000,000		American Honda Finance Corp	0.115	08/25/14	1,999,649
7,750,000	y	Australia & New Zealand Banking Group Ltd	0.150	07/11/14	7,749,681
5,000,000	y	Australia & New Zealand Banking Group Ltd	0.145	07/23/14	4,999,557
4,295,000	y	Australia & New Zealand Banking Group Ltd	0.165	09/15/14	4,293,539
5,000,000	y	Australia & New Zealand Banking Group Ltd	0.167	09/16/14	4,998,214
5,100,000	y	Australia & New Zealand Banking Group Ltd	0.170	10/07/14	5,097,640
2,310,000		Bank of Nova Scotia	0.175	07/02/14	2,309,991
2,500,000		Bank of Nova Scotia	0.150	07/25/14	2,499,750
5,000,000		Bank of Nova Scotia	0.155	07/29/14	4,999,397
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.110	07/03/14	4,999,969
12,625,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.120	07/16/14	12,624,410
1,250,000	y	Bedford Row Funding Corp	0.210	10/27/14	1,249,140
3,000,000	y	Bedford Row Funding Corp	0.260	11/03/14	2,997,361
775,000	y	Coca-Cola Co	0.090	07/07/14	774,988
3,400,000	y	Coca-Cola Co	0.090	07/17/14	3,399,864
5,600,000	y	Coca-Cola Co	0.120	08/21/14	5,599,048
3,000,000	y	Coca-Cola Co	0.110	09/18/14	2,999,276
4,250,000	y	Coca-Cola Co	0.120	10/03/14	4,248,668
3,990,000	y	Coca-Cola Co	0.140	10/30/14	3,988,123
4,500,000	y	Commonwealth Bank of Australia	0.160	07/07/14	4,499,880
5,000,000	y	Commonwealth Bank of Australia	0.160	07/10/14	4,999,803
4,475,000	y	Commonwealth Bank of Australia	0.130	08/18/14	4,474,224
2,280,000	y	DBS Bank Ltd	0.180	07/25/14	2,279,726
2,300,000	y	DBS Bank Ltd	0.230	07/28/14	2,299,663
1,000,000	y	DBS Bank Ltd	0.170	08/22/14	999,754
2,780,000	y	Fairway Finance LLC	0.150	07/02/14	2,779,988
2,325,000	y	Fairway Finance LLC	0.145	07/21/14	2,324,816
4,625,000	y	Fairway Finance LLC	0.140	08/05/14	4,624,370
208

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000	y	Fairway Finance LLC	0.140%	08/11/14	$2,999,522
2,000,000	y	Fairway Finance LLC	0.180	08/18/14	1,999,520
2,000,000	y	Fairway Finance LLC	0.180	08/19/14	1,999,510
4,605,000		General Electric Capital Corp	0.070	07/23/14	4,604,803
5,000,000		General Electric Capital Corp	0.150	08/15/14	4,999,063
10,000,000		General Electric Capital Corp	0.130	09/26/14	9,996,931
5,000,000		General Electric Capital Corp	0.140	09/29/14	4,998,250
1,000,000	y	Hydro-Quebec	0.070	07/02/14	999,998
5,000,000	y	Hydro-Quebec	0.100	07/22/14	4,999,708
5,000,000	y	Hydro-Quebec	0.100	07/29/14	4,999,611
3,000,000	y	Hydro-Quebec	0.100	09/03/14	2,999,467
2,800,000	y	International Business Machines Corp	0.095	07/28/14	2,799,800
3,000,000	y	International Business Machines Corp	0.100	08/01/14	2,999,742
3,400,000	y	International Business Machines Corp	0.100	09/04/14	3,399,386
306,000		JPMorgan Chase Bank NA	0.180	07/02/14	305,999
268,000		JPMorgan Chase Bank NA	0.180	07/28/14	267,964
428,000		JPMorgan Chase Bank NA	0.210	08/01/14	427,923
300,000		JPMorgan Chase Bank NA	0.205	08/11/14	299,930
514,000		JPMorgan Chase Bank NA	0.210	08/18/14	513,856
290,000		JPMorgan Chase Bank NA	0.210	09/03/14	289,892
1,100,000	y	Jupiter Securitization Co LLC	0.190	09/12/14	1,099,576
6,470,000	y	Liberty Street Funding LLC	0.160	07/01/14	6,470,000
4,500,000	y	Liberty Street Funding LLC	0.175	08/07/14	4,499,191
1,840,000	y	Liberty Street Funding LLC	0.175	08/08/14	1,839,660
11,230,000	y	Microsoft Corp	0.100	08/06/14	11,228,889
10,200,000	y	Microsoft Corp	0.100	08/13/14	10,198,829
1,500,000	y	National Australia Funding Delaware, Inc	0.150	09/03/14	1,499,600
6,590,000	y	National Australia Funding Delaware, Inc	0.125	10/01/14	6,587,895
2,000,000	y	Nestle Capital Corp	0.100	07/17/14	1,999,911
4,000,000	y	Nestle Capital Corp	0.130	08/06/14	3,999,480
8,000,000	y	Nestle Capital Corp	0.095	09/10/14	7,998,501
2,000,000	y	Old Line Funding LLC	0.180	07/09/14	1,999,920
1,000,000	y	Old Line Funding LLC	0.160	07/17/14	999,929
2,500,000	y	Old Line Funding LLC	0.170	08/06/14	2,499,575
5,000,000	y	Old Line Funding LLC	0.170	09/25/14	4,997,969
2,583,000	y	Old Line Funding LLC	0.170	10/01/14	2,581,878
1,835,000		PACCAR Financial Corp	0.110	07/14/14	1,834,927
5,000,000		PACCAR Financial Corp	0.115	09/18/14	4,998,738
3,350,000	y	Private Export Funding Corp (PEFCO)	0.150	07/14/14	3,349,819
1,500,000	y	PEFCO	0.140	08/07/14	1,499,784
4,590,000	y	PEFCO	0.120	09/09/14	4,588,929
5,000,000	y	Procter & Gamble Co	0.090	07/24/14	4,999,712
2,000,000	y	Procter & Gamble Co	0.100	08/12/14	1,999,767
5,000,000	y	Procter & Gamble Co	0.100	09/16/14	4,998,931
3,964,000		Province of Ontario Canada	0.080	07/07/14	3,963,947
10,000,000		Province of Ontario Canada	0.110	07/14/14	9,999,657
2,003,000		Province of Ontario Canada	0.100	07/21/14	2,002,889
9,300,000		Province of Ontario Canada	0.080	09/02/14	9,298,698
2,673,000		Province of Ontario Canada	0.095	09/04/14	2,672,541
5,000,000	y	Province of Quebec Canada	0.075	07/23/14	4,999,771
2,800,000	y	Province of Quebec Canada	0.100	08/01/14	2,799,759
6,130,000	y	Province of Quebec Canada	0.105	08/05/14	6,129,399
209

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	y	Province of Quebec Canada	0.085%	08/12/14	$1,999,801
1,500,000	y	PSP Capital, Inc	0.145	07/02/14	1,499,994
4,000,000	y	PSP Capital, Inc	0.140	07/08/14	3,999,891
6,800,000	y	PSP Capital, Inc	0.110	07/17/14	6,799,668
3,417,000	y	PSP Capital, Inc	0.145	09/02/14	3,416,133
5,000,000	y	PSP Capital, Inc	0.150	09/16/14	4,998,396
5,000,000	y	PSP Capital, Inc	0.150	09/19/14	4,998,333
400,000		Rabobank USA Financial Corp	0.200	07/09/14	399,982
1,000,000		Royal Bank of Canada	0.150	08/04/14	999,858
3,000,000	y	Thunder Bay Funding LLC	0.180	07/03/14	2,999,970
750,000	y	Thunder Bay Funding LLC	0.175	09/25/14	749,687
2,100,000	y	Toronto-Dominion Holdings USA, Inc	0.110	08/05/14	2,099,775
8,000,000		Toyota Motor Credit Corp	0.100	09/09/14	7,998,445
5,000,000		Toyota Motor Credit Corp	0.100	09/17/14	4,998,917
3,275,000		Toyota Motor Credit Corp	0.120	09/24/14	3,274,072
1,800,000	y	United Overseas Bank Ltd	0.220	07/14/14	1,799,867
2,000,000	y	United Overseas Bank Ltd	0.200	07/21/14	1,999,778
5,000,000	y	United Overseas Bank Ltd	0.175	07/22/14	4,999,490
3,382,000	y	United Overseas Bank Ltd	0.200	08/19/14	3,381,110
5,436,000	y	United Overseas Bank Ltd	0.140	08/26/14	5,434,816
500,000	y	United Overseas Bank Ltd	0.250	08/27/14	499,802
2,000,000	y	United Overseas Bank Ltd	0.215	09/10/14	1,999,152
4,100,000	y	United Overseas Bank Ltd	0.200	10/10/14	4,097,699
2,000,000	y	United Overseas Bank Ltd	0.212	10/14/14	1,998,763
2,600,000		US Bank NA	0.140	07/30/14	2,599,707
		TOTAL COMMERCIAL PAPER			411,791,911

GOVERNMENT AGENCY DEBT - 24.2%
44,080,000		Federal Home Loan Bank (FHLB)	0.070	07/02/14	44,079,929
780,000		FHLB	0.075	07/07/14	779,991
9,310,000		FHLB	0.060	07/09/14	9,309,876
6,000,000		FHLB	0.050	07/11/14	5,999,917
8,350,000		FHLB	0.080	07/16/14	8,349,763
10,937,000		FHLB	0.075	07/18/14	10,936,656
13,400,000		FHLB	0.092	07/23/14	13,399,255
9,000,000		FHLB	0.055	07/25/14	8,999,685
10,743,000		FHLB	0.075	07/30/14	10,742,454
3,300,000		FHLB	0.055	08/01/14	3,299,844
1,500,000		FHLB	0.070	08/08/14	1,499,889
2,500,000		FHLB	0.057	08/15/14	2,499,822
7,990,000		FHLB	0.060	08/20/14	7,989,348
7,470,000		FHLB	0.070	08/22/14	7,469,318
715,000		FHLB	0.080	08/25/14	714,913
3,000,000		FHLB	0.060	08/27/14	2,999,715
845,000		FHLB	0.075	08/29/14	844,896
2,030,000		FHLB	0.060	09/10/14	2,029,760
5,000,000		FHLB	0.065	09/12/14	4,999,341
2,000,000		FHLB	0.080	09/19/14	1,999,644
5,000,000		FHLB	0.076	09/24/14	4,999,103
810,000		Federal Home Loan Mortgage Corp (FHLMC)	0.055	07/01/14	810,000
400,000		FHLMC	0.065	07/08/14	399,995
1,362,000		FHLMC	0.060	08/01/14	1,361,930
210

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,390,000		FHLMC	0.060%	08/13/14	$1,389,900
1,900,000		FHLMC	0.070	08/22/14	1,899,808
7,515,000		FHLMC	0.065	08/26/14	7,514,278
946,000		FHLMC	0.070	09/24/14	945,844
195,000		FHLMC	0.085	09/25/14	194,960
3,000,000		Federal National Mortgage Association (FNMA)	0.075	07/14/14	2,999,919
6,500,000		FNMA	0.050	07/16/14	6,499,871
2,869,000		FNMA	0.050	07/28/14	2,868,892
885,000		FNMA	0.075	07/31/14	884,945
420,000		FNMA	0.060	08/11/14	419,971
2,550,000		FNMA	0.055	08/18/14	2,549,815
5,000,000		FNMA	0.065	08/20/14	4,999,549
9,300,000		FNMA	0.072	09/08/14	9,298,747
4,500,000		FNMA	0.070	09/09/14	4,499,387
445,000		FNMA	0.080	10/01/14	444,909
		TOTAL GOVERNMENT AGENCY DEBT			203,925,839

TREASURY DEBT - 14.5%
285,000		United States Treasury Bill	0.030	07/03/14	284,999
7,000,000		United States Treasury Bill	0.053	07/10/14	6,999,935
4,965,000		United States Treasury Bill	0.077	07/24/14	4,964,810
6,090,000		United States Treasury Bill	0.025	08/07/14	6,089,845
6,175,000		United States Treasury Bill	0.045	08/14/14	6,174,740
7,975,000		United States Treasury Bill	0.095	08/21/14	7,973,961
8,755,000		United States Treasury Bill	0.040	08/28/14	8,754,560
2,405,000		United States Treasury Bill	0.060	09/04/14	2,404,841
2,765,000		United States Treasury Bill	0.030	09/11/14	2,764,834
3,175,000		United States Treasury Bill	0.090	09/18/14	3,174,805
5,000,000		United States Treasury Bill	0.021	09/25/14	4,999,749
2,595,000		United States Treasury Bill	0.028	10/02/14	2,594,816
1,595,000		United States Treasury Bill	0.035	10/09/14	1,594,845
2,000,000		United States Treasury Bill	0.041	11/13/14	1,999,693
7,355,000		United States Treasury Note	0.625	07/15/14	7,356,388
8,410,000		United States Treasury Note	0.125	07/31/14	8,410,019
4,620,000		United States Treasury Note	0.500	08/15/14	4,622,092
2,000,000		United States Treasury Note	0.250	09/15/14	2,000,345
3,210,000		United States Treasury Note	0.250	09/30/14	3,211,500
5,000,000		United States Treasury Note	0.500	10/15/14	5,006,430
5,765,000		United States Treasury Note	0.250	10/31/14	5,767,641
3,375,000		United States Treasury Note	0.250	11/30/14	3,376,677
4,940,000		United States Treasury Note	0.250	12/15/14	4,943,130
1,530,000		United States Treasury Note	0.125	12/31/14	1,530,036
5,735,000		United States Treasury Note	0.250	01/15/15	5,738,549
3,885,000		United States Treasury Note	0.250	03/31/15	3,888,832
1,500,000		United States Treasury Note	0.125	04/30/15	1,500,397
4,450,000		United States Treasury Note	0.375	06/15/15	4,460,737
		TOTAL TREASURY DEBT			122,589,206

VARIABLE RATE SECURITIES - 6.6%
6,000,000	i	Federal Farm Credit Bank (FFCB)	0.140	07/01/14	5,995,753
8,500,000	i	FFCB	0.155	07/01/14	8,498,939
5,000,000	i	FFCB	0.200	07/01/14	5,001,389
211

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,600,000	i	FFCB	0.140%	10/27/14	$4,600,000
8,000,000	i	FFCB	0.105	03/05/15	7,997,572
4,500,000	i	FFCB	0.165	04/01/15	4,500,340
5,000,000	i	FFCB	0.180	04/13/15	5,000,000
5,000,000	i	FFCB	0.180	05/27/15	4,999,528
4,500,000	i	Federal Home Loan Bank (FHLB)	0.200	07/01/14	4,500,000
4,500,000	i	FHLB	0.220	07/01/14	4,501,792
		TOTAL VARIABLE RATE SECURITIES			55,595,313

		TOTAL SHORT-TERM INVESTMENTS			844,882,377
		(Cost $844,882,377)

		TOTAL INVESTMENTS- 100.1%			844,882,377
		(Cost $844,882,377)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(936,761)
		NET ASSETS - 100.0%			$843,945,616

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2014, the aggregate value of these securities was $277,512,386 or 32.9% of net assets.
212

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses are reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
213

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events materially affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2014, there were no material transfers between levels by the Funds.

214

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

As of June 30, 2014, 100% of the value of investments in the Bond Index Fund, Inflation-Linked Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of June 30, 2014 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments:
Diversified real estate activities	$-	$6,784,430	$-	$6,784,430
Diversified REITs	138,396,750	5,803,523	-	144,200,273
All other equity investments*	1,379,526,100	-	-	1,379,526,100
Total	$1,517,922,850	$12,587,953	$-	$1,530,510,803
Bond
Bank loan obligations	$-	$16,128,897	$-	$16,128,897
Corporate bonds	-	892,738,423	-	892,738,423
Government bonds	-	1,020,832,372	-	1,020,832,372
Structured assets	-	422,105,184	2,447,155	424,552,339
Short-term investments	-	484,162,408	-	484,162,408
Total	$-	$2,835,967,284	$2,447,155	$2,838,414,439
Bond Plus
Bank loan obligations	$-	$106,358,102	$-	$106,358,102
Corporate bonds	-	968,120,335	-	968,120,335
Government bonds	-	943,917,929	-	943,917,929
Structured assets	-	229,669,976	3,058,943	232,728,919
Short-term investments	-	427,135,203	-	427,135,203
Total	$-	$2,675,201,545	$3,058,943	$2,678,260,488
High-Yield
Bank loan obligations	$-	$586,952,088	$-	$586,952,088
Corporate bonds	-	2,410,438,702	-	2,410,438,702
Preferred stocks	4,505,400	-	-	4,505,400
Short-term investments	-	98,439,305	-	98,439,305
Total	$4,505,400	$3,095,830,095	$-	$3,100,335,495
Short-Term Bond
Bank loan obligations	$-	$25,676,625	$-	$25,676,625
Corporate bonds	-	508,100,531	-	508,100,531
Government bonds	-	450,562,212	-	450,562,212
Structured assets	-	366,292,680	2,447,155	368,739,835
Short-term investments	-	9,997,640	-	9,997,640
Futures**	(263,436)	-	-	(263,436)
Total	$(263,436)	$1,360,629,688	$2,447,155	$1,362,813,407
Social Choice Bond
Bank loan obligations	$-	$1,753,208	$-	$1,753,208
Corporate bonds	-	46,639,746	-	46,639,746
Government bonds	-	71,211,373	-	71,211,373
Structured assets	-	11,037,323	-	11,037,323
Preferred stocks	246,875	-	-	246,875
Short-term investments	-	9,997,770	-	9,997,770
Total	$246,875	$140,639,420	$-	$140,886,295

   *For detailed categories, see the accompanying schedule of investments.

** Derivative instruments are not reflected in the schedule of investments.

215

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the bond markets and to fluctuations in interest rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At June 30, 2014, the Short-Term Bond Fund held the following open futures contracts:

	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
US 5 Year Note (CBT)	400	$ (47,784,375)	9/30/14	$ (263,436)

Note 4—investments

Repurchase agreements: Certain Funds may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase

216

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Net unrealized appreciation (depreciation): At June 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Real Estate Securities	$1,214,644,944	$323,083,737	$(7,217,878)	$315,865,859
Bond	2,785,748,417	56,710,103	(4,044,081)	52,666,022
Bond Index	5,206,060,878	101,309,465	(27,569,937)	73,739,528
Bond Plus	2,625,266,016	57,755,388	(4,760,916)	52,994,472
High-Yield	2,984,747,509	123,081,865	(7,493,879)	115,587,986
Inflation-Linked Bond	1,818,131,398	107,963,149	(18,750,684)	89,212,465
Short-Term Bond	1,354,163,909	9,941,700	(1,028,766)	8,912,934
Social Choice Bond	139,528,760	1,667,130	(309,595)	1,357,535
Tax-Exempt Bond	323,468,877	10,241,135	(196,491)	10,044,644
217

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: August 13, 2014	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 13, 2014	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: August 13, 2014	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer